UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Annual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 20%	3.79%	6.33%	5.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 20%, a class of the fund, on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$16,687 Fidelity Asset Manager 20%

$15,670 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Asset Manager 30%	5.96%	7.33%	3.96%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 30%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
2008
2009
2010
2011
2012
2013

Period Ending Values

$12,615 Fidelity Asset Manager30%

$13,498 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Asset Manager 40%	8.21%	8.01%	3.96%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 40%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,000
2008
2009
2010
2011
2012
2013
Period Ending Values
$12,614 Fidelity Asset Manager 40%
$13,498 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 50%	10.38%	8.90%	5.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 50%, a class of the fund, on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 ® Index performed over the same period.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$17,525 Fidelity Asset Manager50%

$20,737 S&P 500® Index

Annual Report

Fidelity Asset Manager 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Asset Manager 60%	12.45%	9.44%	3.88%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 60%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012
2013
Period Ending Values
$12,556 Fidelity Asset Manager60%
$12,261 S&P 500 Index

Annual Report

Fidelity Asset Manager 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 70%	14.94%	9.69%	6.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 70%, a class of the fund, on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$17,951 Fidelity Asset Manager 70%
$20,737 S&P 500 Index

Annual Report

Fidelity Asset Manager 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 85%	18.52%	10.17%	7.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 85%, a class of the fund, on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$20,280 Fidelity Asset Manager85%
$20,737 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending September 30, 2013, despite bouts of volatility at either end of the period. Strong advances were fueled by a generally improving global economy and accommodative monetary policies worldwide. The trend was positive for much of the period, based largely on strengthening U.S. economic data. The broad-based S&P 500® Index set a series of new highs in rising 19.34% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to a 15.59% gain. The growth-oriented Nasdaq Composite Index® had an even stronger run, advancing 22.77%. Early in the period, stocks slipped on investor anxiety over the impending U.S. presidential election and federal debt-ceiling deadline. Although equities rebounded in the new year and steadily increased through late May, news that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stock markets in flux for the remainder of the period. The Fed eventually put aside an imminent tapering, but markets turned skittish over a possible military strike in Syria and a U.S. budget impasse that threatened to shut down the government. Elsewhere, non-U.S. developed-markets equities continued their rebound, with the MSCI® EAFE® Index adding 23.91%. On the bond side of the ledger, U.S. high-yield securities rallied alongside equities for most of the period, but cooled off in May and June, when interest rates spiked on possible Fed tightening. Yet, the sector still solidly advanced, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.09% for the period. The more rate-sensitive U.S. investment-grade bond category faced a tough headwind, as reflected in the -1.68% return of the Barclays® U.S. Aggregate Bond Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Asset Manager® Funds: For the year, the Retail Class shares of all seven Asset Manager Funds outpaced their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this report.) Relative to the benchmarks, asset allocation contributed the most to the more fixed-income-oriented Funds, but was a modest detractor in the more equity-oriented 70% and 85% Funds. On the plus side, I succeeded with my strategy of maintaining lighter-than-benchmark allocations to cash and the more defensive investment-grade bond category in favor of small out-of-benchmark stakes high-yield bonds, floating-rate bank-loan securities and Treasury Inflation-Protected Securities (TIPS). On a standalone basis, the return of the TIPS central fund significantly lagged the Funds' Composite benchmarks. However, I use TIPS for their high credit quality and inflation-protection features as part of my integrated fixed-income strategy that, on a net basis, was the primary driver of the Funds' asset-allocation contribution. Additionally, overweighting U.S. equities helped, but underweighting foreign developed-markets equities, which performed well, and holding a fairly small non-benchmark position in emerging-markets (EM) equities, negated the benefit of our domestic stock positioning, particularly in the 60%, 70% and 85% Funds. Security selection contributed across all of the Funds, but was a larger contributor in Funds with greater equity allocations, primarily because of adroit stock picking in domestic equities, led by outsized contributions from the information technology, health care and energy central funds. Solid results from the investment-grade bond central fund also helped, and when combined with U.S. equities, the total contribution more than offset weak security selection in foreign developed-markets stocks. In terms of notable positioning shifts, I increased the Funds' allocations to foreign developed-markets stocks and reduced their exposure to EM equities during the period. I also largely eliminated our small position in the commodities index central fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,012.50	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Class T	1.10%
Actual		$ 1,000.00	$ 1,011.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class B	1.61%
Actual		$ 1,000.00	$ 1,009.40	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Class C	1.59%
Actual		$ 1,000.00	$ 1,008.80	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 8.04
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,014.10	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.69
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,014.60	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 30%
Class A	.87%
Actual		$ 1,000.00	$ 1,023.90	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.13%
Actual		$ 1,000.00	$ 1,022.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.72
Class B	1.65%
Actual		$ 1,000.00	$ 1,019.90	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.63%
Actual		$ 1,000.00	$ 1,019.20	$ 8.25
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.24
Asset Manager 30%	.56%
Actual		$ 1,000.00	$ 1,024.50	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,024.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,021.96	$ 3.14
Fidelity Asset Manager 40%
Class A	.87%
Actual		$ 1,000.00	$ 1,035.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.14%
Actual		$ 1,000.00	$ 1,034.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.77
Class B	1.65%
Actual		$ 1,000.00	$ 1,032.30	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.64%
Actual		$ 1,000.00	$ 1,032.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.29
Asset Manager 40%	.57%
Actual		$ 1,000.00	$ 1,037.40	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.21	$ 2.89
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,037.10	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,021.96	$ 3.14
Fidelity Asset Manager 50%
Class A	.99%
Actual		$ 1,000.00	$ 1,047.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.10	$ 5.01
Class T	1.23%
Actual		$ 1,000.00	$ 1,046.20	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.23
Class B	1.73%
Actual		$ 1,000.00	$ 1,043.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.39	$ 8.74
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class C	1.74%
Actual		$ 1,000.00	$ 1,043.30	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.67%
Actual		$ 1,000.00	$ 1,048.80	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,048.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Fidelity Asset Manager 60%
Class A	1.05%
Actual		$ 1,000.00	$ 1,058.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class T	1.31%
Actual		$ 1,000.00	$ 1,057.00	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.63
Class B	1.85%
Actual		$ 1,000.00	$ 1,054.00	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.84%
Actual		$ 1,000.00	$ 1,054.40	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 60%	.74%
Actual		$ 1,000.00	$ 1,060.50	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,059.50	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Fidelity Asset Manager 70%
Class A	1.06%
Actual		$ 1,000.00	$ 1,072.20	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class T	1.31%
Actual		$ 1,000.00	$ 1,070.50	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.63
Class B	1.89%
Actual		$ 1,000.00	$ 1,067.50	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Class C	1.81%
Actual		$ 1,000.00	$ 1,068.00	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Asset Manager 70%	.74%
Actual		$ 1,000.00	$ 1,073.70	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,073.10	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$ 1,000.00	$ 1,091.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class T	1.35%
Actual		$ 1,000.00	$ 1,089.50	$ 7.07
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.87%
Actual		$ 1,000.00	$ 1,086.70	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Class C	1.84%
Actual		$ 1,000.00	$ 1,087.50	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 85%	.76%
Actual		$ 1,000.00	$ 1,092.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,092.80	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .16%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.2	18.0
Fannie Mae	6.7	7.8
Freddie Mac	2.7	3.6
Ginnie Mae	2.0	2.2
Wachovia Bank Commercial Mortgage Trust	1.4	1.7
	29.0
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 28.0%	U.S. Government and U.S. Government Agency Obligations 32.0%
AAA,AA,A 7.9%	AAA,AA,A 7.1%
BBB 10.9%	BBB 8.1%
BB and Below 5.8%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.4%
Equities* 23.3%	Equities** 21.0%
Short-Term Investments and Net Other Assets 23.9%	Short-Term Investments and Net Other Assets 25.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.3	0.3
General Electric Co.	0.3	0.3
British American Tobacco PLC sponsored ADR	0.2	0.2
Exxon Mobil Corp.	0.2	0.2
The Coca-Cola Co.	0.2	0.2
	1.2
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	24.6
Consumer Discretionary	5.3	3.9
Energy	4.8	3.9
Information Technology	3.9	3.9
Health Care	3.7	3.4
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 23.4%	Stock Class and Equity Futures** 23.1%
Bond Class 52.4%	Bond Class 52.3%
Short-Term Class 24.2%	Short-Term Class 24.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 11.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 23.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,489,789	$ 14,301,970
Fidelity Consumer Discretionary Central Fund (d)	561,838	110,266,332
Fidelity Consumer Staples Central Fund (d)	426,219	77,277,841
Fidelity Energy Central Fund (d)	569,914	82,580,559
Fidelity Financials Central Fund (d)	2,191,563	159,655,376
Fidelity Health Care Central Fund (d)	501,550	111,549,674
Fidelity Industrials Central Fund (d)	502,656	99,651,511
Fidelity Information Technology Central Fund (d)	709,695	157,914,162
Fidelity International Equity Central Fund (d)	2,898,802	226,280,447
Fidelity Materials Central Fund (d)	159,546	33,057,907
Fidelity Telecom Services Central Fund (d)	147,638	23,024,194
Fidelity Utilities Central Fund (d)	247,828	32,324,259
TOTAL EQUITY CENTRAL FUNDS (Cost $827,567,674)		1,127,884,232
Fixed-Income Central Funds - 55.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	2,350,296	23,831,998
Fidelity Floating Rate Central Fund (d)	1,345,166	143,112,173
Fidelity High Income Central Fund 1 (d)	989,171	100,282,137
TOTAL HIGH YIELD FIXED-INCOME FUNDS		267,226,308
Investment Grade Fixed-Income Funds - 50.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	975,172	96,103,160
Fidelity Tactical Income Central Fund (d)	22,140,123	2,332,904,744
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,429,007,904
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,580,386,774)		2,696,234,212
Money Market Central Funds - 20.9%

Fidelity Cash Central Fund, 0.10% (b)	264,054,827	264,054,827
Fidelity Money Market Central Fund, 0.25% (b)	743,828,158	743,828,158
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,007,882,985)		1,007,882,985
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $2,639,994)	$ 2,640,000	$ 2,639,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,418,477,427)	4,834,641,427
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,293,696)
NET ASSETS - 100%	$ 4,832,347,731
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
232 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 21,056,320	$ 391,639

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,274,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 580,702
Fidelity Commodity Strategy Central Fund	28,712
Fidelity Consumer Discretionary Central Fund	1,107,564
Fidelity Consumer Staples Central Fund	2,082,212
Fidelity Emerging Markets Debt Central Fund	1,595,479
Fidelity Emerging Markets Equity Central Fund	673,377
Fidelity Energy Central Fund	1,357,456
Fidelity Financials Central Fund	3,024,147
Fidelity Floating Rate Central Fund	9,435,546
Fidelity Health Care Central Fund	932,314
Fidelity High Income Central Fund 1	7,465,418
Fidelity Industrials Central Fund	1,630,226
Fidelity Information Technology Central Fund	1,210,978
Fidelity International Equity Central Fund	3,503,473
Fidelity Materials Central Fund	553,065
Fidelity Money Market Central Fund	2,244,522
Fidelity Tactical Income Central Fund	51,727,013
Fidelity Telecom Services Central Fund	649,519
Fidelity Utilities Central Fund	958,338
Total	$ 90,760,061
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 3,062,845	$ 54,095,359	$ 14,301,970	4.2%
Fidelity Consumer Discretionary Central Fund	67,573,452	26,408,248	9,665,296	110,266,332	8.2%
Fidelity Consumer Staples Central Fund	60,258,579	20,692,613	13,059,175	77,277,841	7.6%
Fidelity Emerging Markets Debt Central Fund	25,187,911	3,707,304	2,844,163	23,831,998	31.9%
Fidelity Emerging Markets Equity Central Fund	-	100,710,523	100,675,136	-	0.0%
Fidelity Energy Central Fund	63,919,995	21,188,419	15,754,588	82,580,559	7.8%
Fidelity Financials Central Fund	104,990,249	41,058,781	18,242,383	159,655,376	8.2%
Fidelity Floating Rate Central Fund	236,383,820	24,131,703	121,489,776	143,112,173	10.7%
Fidelity Health Care Central Fund	75,718,455	24,369,311	21,363,120	111,549,674	7.9%
Fidelity High Income Central Fund 1	144,211,359	16,567,009	61,146,299	100,282,137	24.7%
Fidelity Industrials Central Fund	66,648,918	22,197,666	13,207,280	99,651,511	8.3%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	120,434,903	203,296,231	96,103,160	32.6%
Fidelity Information Technology Central Fund	116,619,970	34,376,207	17,364,653	157,914,162	8.0%
Fidelity International Equity Central Fund	68,870,933	145,301,656	15,814,899	226,280,447	8.7%
Fidelity Materials Central Fund	24,171,427	7,993,411	3,494,939	33,057,907	8.3%
Fidelity Tactical Income Central Fund	2,192,773,597	547,286,026	330,125,551	2,332,904,744	33.8%
Fidelity Telecom Services Central Fund	17,378,953	6,206,238	3,148,470	23,024,194	7.8%
Fidelity Utilities Central Fund	24,224,645	8,111,096	3,474,828	32,324,259	8.1%
Total	$ 3,548,385,028	$ 1,173,803,959	$ 1,008,262,146	$ 3,824,118,444
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,127,884,232	$ 1,127,884,232	$ -	$ -
Fixed-Income Central Funds	2,696,234,212	2,696,234,212	-	-
Money Market Central Funds	1,007,882,985	1,007,882,985	-	-
U.S. Treasury Obligations	2,639,998	-	2,639,998	-
Total Investments in Securities:	$ 4,834,641,427	$ 4,832,001,429	$ 2,639,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 391,639	$ 391,639	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 391,639	$ -
Total Value of Derivatives	$ 391,639	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
United Kingdom	1.9%
Netherlands	1.1%
Japan	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,639,994)	$ 2,639,998
Fidelity Central Funds (cost $4,415,837,433)	4,832,001,429
Total Investments (cost $4,418,477,427)		$ 4,834,641,427
Receivable for investments sold		3,938,195
Receivable for fund shares sold		3,162,496
Distributions receivable from Fidelity Central Funds		21,739
Receivable from investment adviser for expense reductions		8,856
Other receivables		36,118
Total assets		4,841,808,831

Liabilities
Payable for investments purchased	$ 1,623
Payable for fund shares redeemed	7,128,136
Accrued management fee	1,661,587
Distribution and service plan fees payable	40,326
Payable for daily variation margin for derivative instruments	155,440
Other affiliated payables	446,994
Other payables and accrued expenses	26,994
Total liabilities		9,461,100

Net Assets		$ 4,832,347,731
Net Assets consist of:
Paid in capital		$ 4,533,928,080
Undistributed net investment income		5,045,522
Accumulated undistributed net realized gain (loss) on investments		(123,181,510)
Net unrealized appreciation (depreciation) on investments		416,555,639
Net Assets		$ 4,832,347,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,449,126 ÷ 3,237,148 shares)		$ 13.42

Maximum offering price per share (100/94.25 of $13.42)		$ 14.24
Class T: Net Asset Value and redemption price per share ($19,843,646 ÷ 1,481,086 shares)		$ 13.40

Maximum offering price per share (100/96.50 of $13.40)		$ 13.89
Class B: Net Asset Value and offering price per share ($2,724,872 ÷ 203,718 shares)A		$ 13.38

Class C: Net Asset Value and offering price per share ($24,909,701 ÷ 1,865,489 shares)A		$ 13.35

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,708,494,479 ÷ 350,295,030 shares)		$ 13.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,925,907 ÷ 2,450,616 shares)		$ 13.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 3,116
Income from Fidelity Central Funds		90,760,061
Total income		90,763,177

Expenses
Management fee	$ 20,354,765
Transfer agent fees	4,258,668
Distribution and service plan fees	485,325
Accounting fees and expenses	1,168,689
Custodian fees and expenses	1,293
Independent trustees' compensation	18,435
Registration fees	209,476
Audit	36,637
Legal	17,289
Miscellaneous	40,298
Total expenses before reductions	26,590,875
Expense reductions	(264,057)	26,326,818
Net investment income (loss)		64,436,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,573
Fidelity Central Funds	2,420,310
Futures contracts	5,823,335
Capital gain distributions from Fidelity Central Funds	432,576
Total net realized gain (loss)		8,720,794
Change in net unrealized appreciation (depreciation) on: Investment securities	107,771,105
Futures contracts	1,819,852
Total change in net unrealized appreciation (depreciation)		109,590,957
Net gain (loss)		118,311,751
Net increase (decrease) in net assets resulting from operations		$ 182,748,110

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,436,359	$ 69,381,580
Net realized gain (loss)	8,720,794	23,551,775
Change in net unrealized appreciation (depreciation)	109,590,957	263,559,333
Net increase (decrease) in net assets resulting from operations	182,748,110	356,492,688
Distributions to shareholders from net investment income	(64,845,118)	(69,799,065)
Distributions to shareholders from net realized gain	(95,880,347)	(46,550,220)
Total distributions	(160,725,465)	(116,349,285)
Share transactions - net increase (decrease)	93,638,244	807,470,991
Total increase (decrease) in net assets	115,660,889	1,047,614,394

Net Assets
Beginning of period	4,716,686,842	3,669,072,448
End of period (including undistributed net investment income of $5,045,522 and undistributed net investment income of $5,459,303, respectively)	$ 4,832,347,731	$ 4,716,686,842

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Income from Investment Operations
Net investment income (loss) C	.14	.18	.19	.22	.33
Net realized and unrealized gain (loss)	.31	.91	.09	.74	.48
Total from investment operations	.45	1.09	.28	.96	.81
Distributions from net investment income	(.14)	(.18)	(.20)	(.21)	(.36)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.40) G	(.34)	(.21) H	(.21) I	(.36)
Net asset value, end of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Total Return A,B	3.47%	8.76%	2.22%	8.26%	7.51%
Ratios to Average Net Assets D,F
Expenses before reductions	.82%	.84%	.85%	.84%	.87%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.84%	.87%
Expenses net of all reductions	.82%	.83%	.85%	.83%	.87%
Net investment income (loss)	1.03%	1.36%	1.51%	1.80%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,449	$ 46,763	$ 36,016	$ 31,268	$ 24,488
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Income from Investment Operations
Net investment income (loss) C	.10	.14	.16	.19	.30
Net realized and unrealized gain (loss)	.33	.90	.09	.74	.48
Total from investment operations	.43	1.04	.25	.93	.78
Distributions from net investment income	(.10)	(.15)	(.16)	(.18)	(.33)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.37)	(.30) G	(.18)	(.18) H	(.33)
Net asset value, end of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Total Return A,B	3.28%	8.39%	1.96%	8.00%	7.26%
Ratios to Average Net Assets D,F
Expenses before reductions	1.10%	1.10%	1.11%	1.09%	1.11%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.09%	1.11%
Expenses net of all reductions	1.09%	1.10%	1.10%	1.09%	1.11%
Net investment income (loss)	.75%	1.09%	1.26%	1.55%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,844	$ 18,870	$ 17,765	$ 15,771	$ 10,032
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Income from Investment Operations
Net investment income (loss) C	.03	.07	.09	.12	.24
Net realized and unrealized gain (loss)	.32	.90	.10	.74	.49
Total from investment operations	.35	.97	.19	.86	.73
Distributions from net investment income	(.04)	(.08)	(.09)	(.11)	(.28)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.30) G	(.23) H	(.11)	(.12)	(.28)
Net asset value, end of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Total Return A,B	2.71%	7.81%	1.48%	7.34%	6.70%
Ratios to Average Net Assets D,F
Expenses before reductions	1.62%	1.64%	1.65%	1.67%	1.69%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.23%	.55%	.72%	.99%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,725	$ 2,732	$ 3,044	$ 3,717	$ 2,712
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Income from Investment Operations
Net investment income (loss) C	.03	.08	.10	.12	.24
Net realized and unrealized gain (loss)	.33	.89	.09	.74	.49
Total from investment operations	.36	.97	.19	.86	.73
Distributions from net investment income	(.04)	(.08)	(.10)	(.12)	(.28)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.31)	(.24)	(.12)	(.12) G	(.28)
Net asset value, end of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Total Return A,B	2.73%	7.80%	1.48%	7.40%	6.75%
Ratios to Average Net Assets D,F
Expenses before reductions	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of fee waivers, if any	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of all reductions	1.59%	1.60%	1.60%	1.60%	1.63%
Net investment income (loss)	.25%	.59%	.76%	1.03%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,910	$ 22,600	$ 19,325	$ 15,728	$ 9,189
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Income from Investment Operations
Net investment income (loss) B	.18	.22	.23	.25	.35
Net realized and unrealized gain (loss)	.31	.91	.09	.75	.50
Total from investment operations	.49	1.13	.32	1.00	.85
Distributions from net investment income	(.18)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.44) F	(.38)	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Total Return A	3.79%	9.06%	2.52%	8.54%	7.90%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.56%	.58%
Expenses net of all reductions	.52%	.54%	.54%	.56%	.58%
Net investment income (loss)	1.32%	1.65%	1.82%	2.08%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692
Portfolio turnover rate D	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Income from Investment Operations
Net investment income (loss) B	.17	.21	.23	.25	.36
Net realized and unrealized gain (loss)	.33	.90	.10	.74	.50
Total from investment operations	.50	1.11	.33	.99	.86
Distributions from net investment income	(.17)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.44)	(.37) F	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Total Return A	3.83%	8.94%	2.57%	8.46%	8.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.57%	.58%	.59%	.56%	.56%
Expenses net of fee waivers, if any	.57%	.58%	.59%	.56%	.56%
Expenses net of all reductions	.56%	.57%	.59%	.55%	.56%
Net investment income (loss)	1.29%	1.62%	1.77%	2.09%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,926	$ 30,383	$ 23,073	$ 4,739	$ 2,697
Portfolio turnover rate D	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	17.9
Fannie Mae	6.7	7.8
Freddie Mac	2.7	3.6
Ginnie Mae	2.0	2.1
Wachovia Bank Commercial Mortgage Trust	1.4	1.7
	28.9
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 31.8%
AAA,AA,A 7.9%	AAA,AA,A 7.0%
BBB 10.8%	BBB 8.0%
BB and Below 5.7%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.4%
Equities* 33.0%	Equities** 31.2%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 16.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.4	0.4
General Electric Co.	0.3	0.4
British American Tobacco PLC sponsored ADR	0.3	0.3
Exxon Mobil Corp.	0.3	0.3
The Coca-Cola Co.	0.3	0.3
	1.6
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	16.8
Consumer Discretionary	6.5	5.4
Energy	5.3	4.9
Information Technology	5.3	5.4
Health Care	4.9	4.8
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 33.3%	Stock Class and Equity Futures** 32.8%
Bond Class 52.1%	Bond Class 51.9%
Short-Term Class 14.6%	Short-Term Class 15.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 33.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	181,544	$ 1,742,821
Fidelity Consumer Discretionary Central Fund (d)	98,954	19,420,783
Fidelity Consumer Staples Central Fund (d)	73,563	13,337,716
Fidelity Energy Central Fund (d)	95,904	13,896,427
Fidelity Financials Central Fund (d)	382,015	27,829,819
Fidelity Health Care Central Fund (d)	85,877	19,099,953
Fidelity Industrials Central Fund (d)	85,374	16,925,416
Fidelity Information Technology Central Fund (d)	119,999	26,700,966
Fidelity International Equity Central Fund (d)	605,415	47,258,718
Fidelity Materials Central Fund (d)	27,402	5,677,622
Fidelity Telecom Services Central Fund (d)	24,369	3,800,294
Fidelity Utilities Central Fund (d)	41,596	5,425,376
TOTAL EQUITY CENTRAL FUNDS (Cost $158,227,021)		201,115,911
Fixed-Income Central Funds - 55.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	291,009	2,950,827
Fidelity Floating Rate Central Fund (d)	165,395	17,596,324
Fidelity High Income Central Fund 1 (d)	119,720	12,137,215
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,684,366
Investment Grade Fixed-Income Funds - 50.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	120,740	11,898,955
Fidelity Tactical Income Central Fund (d)	2,741,539	288,875,929
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		300,774,884
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $327,409,787)		333,459,250
Money Market Central Funds - 10.9%

Fidelity Cash Central Fund, 0.10% (b)	43,147,663	43,147,663
Fidelity Money Market Central Fund, 0.25% (b)	22,418,597	22,418,597
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $65,566,260)		65,566,260
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $219,998)	$ 220,000	$ 219,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $551,423,066)	600,361,420
NET OTHER ASSETS (LIABILITIES) - 0.0%	(150,379)
NET ASSETS - 100%	$ 600,211,041
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 1,724,440	$ 32,074

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,430
Fidelity Commodity Strategy Central Fund	2,684
Fidelity Consumer Discretionary Central Fund	163,190
Fidelity Consumer Staples Central Fund	306,512
Fidelity Emerging Markets Debt Central Fund	157,106
Fidelity Emerging Markets Equity Central Fund	110,342
Fidelity Energy Central Fund	194,868
Fidelity Financials Central Fund	438,846
Fidelity Floating Rate Central Fund	925,629
Fidelity Health Care Central Fund	134,576
Fidelity High Income Central Fund 1	733,926
Fidelity Industrials Central Fund	228,863
Fidelity Information Technology Central Fund	182,146
Fidelity International Equity Central Fund	743,972
Fidelity Materials Central Fund	77,840
Fidelity Money Market Central Fund	67,649
Fidelity Tactical Income Central Fund	5,280,196
Fidelity Telecom Services Central Fund	93,373
Fidelity Utilities Central Fund	132,391
Total	$ 10,034,539
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 1,198,445	$ 4,845,971	$ 1,742,821	0.5%
Fidelity Consumer Discretionary Central Fund	8,889,467	7,725,989	1,123,986	19,420,783	1.4%
Fidelity Consumer Staples Central Fund	7,734,006	5,440,049	1,069,244	13,337,716	1.3%
Fidelity Emerging Markets Debt Central Fund	2,061,118	1,214,435	85,324	2,950,827	4.0%
Fidelity Emerging Markets Equity Central Fund	1,754,450	11,131,404	12,585,596	-	0.0%
Fidelity Energy Central Fund	8,292,623	5,554,662	1,924,923	13,896,427	1.3%
Fidelity Financials Central Fund	13,532,981	11,342,107	1,509,628	27,829,819	1.4%
Fidelity Floating Rate Central Fund	19,764,972	7,818,677	10,336,397	17,596,324	1.3%
Fidelity Health Care Central Fund	9,936,447	6,912,651	2,739,718	19,099,953	1.3%
Fidelity High Income Central Fund 1	11,910,169	5,185,319	4,950,187	12,137,215	3.0%
Fidelity Industrials Central Fund	8,124,620	6,219,738	744,177	16,925,416	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	18,256,926	21,020,759	11,898,955	4.0%
Fidelity Information Technology Central Fund	14,993,183	10,227,083	2,400,547	26,700,966	1.3%
Fidelity International Equity Central Fund	15,666,174	27,955,792	1,928,943	47,258,718	1.8%
Fidelity Materials Central Fund	2,991,887	2,358,060	301,877	5,677,622	1.4%
Fidelity Tactical Income Central Fund	182,472,640	132,415,627	17,815,460	288,875,929	4.2%
Fidelity Telecom Services Central Fund	2,213,035	1,775,246	562,156	3,800,294	1.3%
Fidelity Utilities Central Fund	2,862,839	2,379,474	250,277	5,425,376	1.4%
Total	$ 334,786,921	$ 265,111,684	$ 86,195,170	$ 534,575,161
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 201,115,911	$ 201,115,911	$ -	$ -
Fixed-Income Central Funds	333,459,250	333,459,250	-	-
Money Market Central Funds	65,566,260	65,566,260	-	-
U.S. Treasury Obligations	219,999	-	219,999	-
Total Investments in Securities:	$ 600,361,420	$ 600,141,421	$ 219,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 32,074	$ 32,074	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 32,074	$ -
Total Value of Derivatives	$ 32,074	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
United Kingdom	2.5%
Japan	1.7%
Netherlands	1.3%
Mexico	1.0%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $219,998)	$ 219,999
Fidelity Central Funds (cost $551,203,068)	600,141,421
Total Investments (cost $551,423,066)		$ 600,361,420
Receivable for investments sold		194,147
Receivable for fund shares sold		1,188,101
Distributions receivable from Fidelity Central Funds		3,453
Receivable from investment adviser for expense reductions		1,688
Other receivables		5,911
Total assets		601,754,720

Liabilities
Payable for investments purchased	$ 2,902
Payable for fund shares redeemed	1,224,742
Accrued management fee	204,381
Distribution and service plan fees payable	16,657
Payable for daily variation margin for derivative instruments	12,730
Other affiliated payables	60,182
Other payables and accrued expenses	22,085
Total liabilities		1,543,679

Net Assets		$ 600,211,041
Net Assets consist of:
Paid in capital		$ 560,790,185
Undistributed net investment income		797,470
Accumulated undistributed net realized gain (loss) on investments		(10,347,042)
Net unrealized appreciation (depreciation) on investments		48,970,428
Net Assets		$ 600,211,041

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,100,017 ÷ 1,448,065 shares)		$ 10.43

Maximum offering price per share (100/94.25 of $10.43)		$ 11.07
Class T: Net Asset Value and redemption price per share ($7,064,078 ÷ 678,017 shares)		$ 10.42

Maximum offering price per share (100/96.50 of $10.42)		$ 10.80
Class B: Net Asset Value and offering price per share ($1,077,767 ÷ 103,556 shares)A		$ 10.41

Class C: Net Asset Value and offering price per share ($12,000,571 ÷ 1,155,645 shares)A		$ 10.38

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($560,305,650 ÷ 53,703,695 shares)		$ 10.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,662,958 ÷ 446,919 shares)		$ 10.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 269
Income from Fidelity Central Funds		10,034,539
Total income		10,034,808

Expenses
Management fee	$ 2,060,004
Transfer agent fees	418,001
Distribution and service plan fees	173,973
Accounting fees and expenses	203,321
Custodian fees and expenses	904
Independent trustees' compensation	1,794
Registration fees	109,375
Audit	37,963
Legal	1,358
Miscellaneous	3,043
Total expenses before reductions	3,009,736
Expense reductions	(34,510)	2,975,226
Net investment income (loss)		7,059,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(42)
Fidelity Central Funds	(606,606)
Futures contracts	478,383
Capital gain distributions from Fidelity Central Funds	37,447
Total net realized gain (loss)		(90,818)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,478,315
Futures contracts	147,039
Total change in net unrealized appreciation (depreciation)		21,625,354
Net gain (loss)		21,534,536
Net increase (decrease) in net assets resulting from operations		$ 28,594,118

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,059,582	$ 5,556,500
Net realized gain (loss)	(90,818)	(821,969)
Change in net unrealized appreciation (depreciation)	21,625,354	28,667,732
Net increase (decrease) in net assets resulting from operations	28,594,118	33,402,263
Distributions to shareholders from net investment income	(6,529,336)	(5,461,061)
Distributions to shareholders from net realized gain	(7,146,966)	(3,126,905)
Total distributions	(13,676,302)	(8,587,966)
Share transactions - net increase (decrease)	191,780,334	138,148,131
Total increase (decrease) in net assets	206,698,150	162,962,428

Net Assets
Beginning of period	393,512,891	230,550,463
End of period (including undistributed net investment income of $797,470 and undistributed net investment income of $275,031, respectively)	$ 600,211,041	$ 393,512,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) C	.12	.14	.16	.17	.22
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.56	1.03	.17	.84	.62
Distributions from net investment income	(.11)	(.14)	(.15)	(.17)	(.24)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.28)	(.25)	(.46)	(.22)	(.24)
Net asset value, end of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return A,B	5.64%	11.20%	1.67%	9.39%	7.50%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.89%	.91%	.98%	1.21%
Expenses net of fee waivers, if any	.87%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	1.15%	1.46%	1.63%	1.83%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,100	$ 11,431	$ 9,024	$ 7,495	$ 4,305
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) C	.09	.12	.14	.15	.20
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.53	1.01	.15	.82	.60
Distributions from net investment income	(.08)	(.12)	(.13)	(.15)	(.22)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.23)	(.44)	(.20)	(.22)
Net asset value, end of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return A,B	5.37%	10.91%	1.47%	9.15%	7.25%
Ratios to Average Net Assets D,F
Expenses before reductions	1.13%	1.14%	1.13%	1.19%	1.46%
Expenses net of fee waivers, if any	1.13%	1.14%	1.13%	1.15%	1.15%
Expenses net of all reductions	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income (loss)	.89%	1.21%	1.39%	1.58%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,064	$ 6,542	$ 4,885	$ 5,800	$ 2,181
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) C	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.44	.89	- G	.67	.40
Total from investment operations	.48	.96	.09	.77	.56
Distributions from net investment income	(.04)	(.07)	(.07)	(.11)	(.18)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.21)	(.18)	(.38)	(.15) H	(.18)
Net asset value, end of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return A,B	4.81%	10.37%	.89%	8.62%	6.73%
Ratios to Average Net Assets D,F
Expenses before reductions	1.66%	1.68%	1.70%	1.78%	2.00%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.37%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,078	$ 1,118	$ 1,076	$ 1,336	$ 773
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Income from Investment Operations
Net investment income (loss) C	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.43	.89	.01	.67	.39
Total from investment operations	.47	.96	.10	.77	.55
Distributions from net investment income	(.04)	(.07)	(.08)	(.10)	(.18)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.21)	(.18)	(.39)	(.15)	(.18)
Net asset value, end of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Total Return A,B	4.75%	10.41%	.92%	8.63%	6.62%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.66%	1.67%	1.72%	1.95%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.39%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,001	$ 7,937	$ 5,967	$ 4,789	$ 2,499
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) B	.15	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.59	1.06	.20	.86	.64
Distributions from net investment income	(.14)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.31)	(.28)	(.49)	(.24)	(.26)
Net asset value, end of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return A	5.96%	11.53%	1.98%	9.67%	7.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.56%	.58%	.61%	.69%	.90%
Expenses net of fee waivers, if any	.56%	.58%	.61%	.65%	.65%
Expenses net of all reductions	.56%	.58%	.60%	.64%	.65%
Net investment income (loss)	1.46%	1.76%	1.92%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 560,306	$ 364,386	$ 208,380	$ 109,249	$ 61,207
Portfolio turnover rate D	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) B	.14	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.44	.90	- F	.67	.40
Total from investment operations	.58	1.07	.19	.86	.64
Distributions from net investment income	(.13)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.31) H	(.28)	(.48) G	(.24)	(.26)
Net asset value, end of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Total Return A	5.81%	11.56%	1.93%	9.67%	7.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.62%	.65%	.63%	.71%	.97%
Expenses net of fee waivers, if any	.62%	.65%	.63%	.65%	.65%
Expenses net of all reductions	.62%	.64%	.62%	.64%	.65%
Net investment income (loss)	1.40%	1.69%	1.90%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,663	$ 2,099	$ 1,218	$ 1,168	$ 773
Portfolio turnover rate D	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.6	16.3
Fannie Mae	5.8	6.6
Freddie Mac	2.4	3.2
Ginnie Mae	1.8	1.9
Wachovia Bank Commercial Mortgage Trust	1.2	1.4
	25.8
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 25.0%	U.S. Government and U.S. Government Agency Obligations 28.4%
AAA,AA,A 7.4%	AAA,AA,A 6.4%
BBB 9.4%	BBB 7.0%
BB and Below 5.5%	BB and Below 5.3%
Not Rated 0.2%	Not Rated 0.4%
Equities* 42.8%	Equities** 40.2%
Short-Term Investments and Net Other Assets 9.7%	Short-Term Investments and Net Other Assets 12.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.5	0.5
General Electric Co.	0.4	0.5
British American Tobacco PLC sponsored ADR	0.4	0.4
Exxon Mobil Corp.	0.4	0.3
The Coca-Cola Co.	0.4	0.4
	2.1
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	15.5
Consumer Discretionary	7.6	6.1
Information Technology	7.0	6.8
Energy	6.2	5.6
Health Care	6.2	5.5
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 43.3%	Stock Class and Equity Futures** 42.6%
Bond Class 47.3%	Bond Class 46.8%
Short-Term Class 9.4%	Short-Term Class 10.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 43.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	110,871	$ 21,759,568
Fidelity Consumer Staples Central Fund (d)	82,385	14,937,195
Fidelity Emerging Markets Equity Central Fund (d)	27,894	5,541,126
Fidelity Energy Central Fund (d)	107,058	15,512,706
Fidelity Financials Central Fund (d)	428,468	31,213,888
Fidelity Health Care Central Fund (d)	97,810	21,753,919
Fidelity Industrials Central Fund (d)	95,651	18,962,897
Fidelity Information Technology Central Fund (d)	134,167	29,853,604
Fidelity International Equity Central Fund (d)	664,404	51,863,346
Fidelity Materials Central Fund (d)	30,585	6,337,248
Fidelity Telecom Services Central Fund (d)	27,105	4,227,092
Fidelity Utilities Central Fund (d)	49,815	6,497,366
TOTAL EQUITY CENTRAL FUNDS (Cost $178,789,069)		228,459,955
Fixed-Income Central Funds - 50.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (d)	256,080	2,596,655
Fidelity Floating Rate Central Fund (d)	143,905	15,310,024
Fidelity High Income Central Fund 1 (d)	104,463	10,590,437
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,497,116
Investment Grade Fixed-Income Funds - 45.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	106,180	10,464,027
Fidelity Tactical Income Central Fund (d)	2,162,863	227,900,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		238,364,890
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $263,049,916)		266,862,006
Money Market Central Funds - 6.4%

Fidelity Cash Central Fund, 0.10% (b)	23,501,406	23,501,406
Fidelity Money Market Central Fund, 0.25% (b)	10,285,670	10,285,670
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $33,787,076)		33,787,076
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $299,998)	$ 300,000	$ 299,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $475,926,059)	529,409,036
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136,028)
NET ASSETS - 100%	$ 529,273,008
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
43 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 3,902,680	$ 72,588

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,103
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	188,657
Fidelity Consumer Staples Central Fund	355,081
Fidelity Emerging Markets Debt Central Fund	139,470
Fidelity Emerging Markets Equity Central Fund	178,328
Fidelity Energy Central Fund	226,946
Fidelity Financials Central Fund	508,254
Fidelity Floating Rate Central Fund	830,421
Fidelity Health Care Central Fund	151,565
Fidelity High Income Central Fund 1	657,994
Fidelity Industrials Central Fund	271,207
Fidelity Information Technology Central Fund	207,637
Fidelity International Equity Central Fund	906,455
Fidelity Materials Central Fund	92,535
Fidelity Money Market Central Fund	31,037
Fidelity Tactical Income Central Fund	4,188,497
Fidelity Telecom Services Central Fund	107,492
Fidelity Utilities Central Fund	164,901
Total	$ 9,248,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 849,700	$ 5,709,334	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	10,923,452	7,939,132	1,629,737	21,759,568	1.6%
Fidelity Consumer Staples Central Fund	9,623,375	5,703,408	1,900,854	14,937,195	1.5%
Fidelity Emerging Markets Debt Central Fund	1,855,158	1,094,281	145,888	2,596,655	3.5%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,993,192	8,788,606	5,541,126	2.7%
Fidelity Energy Central Fund	10,278,035	5,432,874	2,493,990	15,512,706	1.5%
Fidelity Financials Central Fund	16,857,157	12,278,625	3,187,191	31,213,888	1.6%
Fidelity Floating Rate Central Fund	17,950,196	6,981,847	9,953,544	15,310,024	1.1%
Fidelity Health Care Central Fund	11,396,292	7,469,305	2,716,926	21,753,919	1.5%
Fidelity High Income Central Fund 1	10,696,625	4,596,993	4,718,173	10,590,437	2.6%
Fidelity Industrials Central Fund	10,640,894	6,264,868	1,925,170	18,962,897	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	15,924,654	18,743,148	10,464,027	3.5%
Fidelity Information Technology Central Fund	18,627,473	9,575,711	2,689,997	29,853,604	1.5%
Fidelity International Equity Central Fund	21,356,252	27,395,568	3,364,476	51,863,346	2.0%
Fidelity Materials Central Fund	3,858,716	2,403,636	670,863	6,337,248	1.6%
Fidelity Tactical Income Central Fund	147,235,876	107,991,385	20,918,001	227,900,863	3.3%
Fidelity Telecom Services Central Fund	2,745,631	1,793,011	757,226	4,227,092	1.4%
Fidelity Utilities Central Fund	3,914,082	2,441,121	434,827	6,497,366	1.7%
Total	$ 320,777,844	$ 237,129,311	$ 90,747,951	$ 495,321,961
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 228,459,955	$ 228,459,955	$ -	$ -
Fixed-Income Central Funds	266,862,006	266,862,006	-	-
Money Market Central Funds	33,787,076	33,787,076	-	-
U.S. Treasury Obligations	299,999	-	299,999	-
Total Investments in Securities:	$ 529,409,036	$ 529,109,037	$ 299,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 72,588	$ 72,588	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 72,588	$ -
Total Value of Derivatives	$ 72,588	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.9%
United Kingdom	3.1%
Japan	2.0%
Netherlands	1.5%
France	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $299,998)	$ 299,999
Fidelity Central Funds (cost $475,626,061)	529,109,037
Total Investments (cost $475,926,059)		$ 529,409,036
Cash		22,142
Receivable for investments sold		159,834
Receivable for fund shares sold		1,001,587
Distributions receivable from Fidelity Central Funds		1,841
Receivable from investment adviser for expense reductions		441
Other receivables		6,953
Total assets		530,601,834

Liabilities
Payable for investments purchased	$ 347,301
Payable for fund shares redeemed	685,024
Accrued management fee	177,950
Distribution and service plan fees payable	14,174
Payable for daily variation margin for derivative instruments	28,810
Other affiliated payables	53,522
Other payables and accrued expenses	22,045
Total liabilities		1,328,826

Net Assets		$ 529,273,008
Net Assets consist of:
Paid in capital		$ 479,845,704
Undistributed net investment income		2,395,963
Accumulated undistributed net realized gain (loss) on investments		(6,524,224)
Net unrealized appreciation (depreciation) on investments		53,555,565
Net Assets		$ 529,273,008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,042,394 ÷ 1,505,101 shares)		$ 10.66

Maximum offering price per share (100/94.25 of $10.66)		$ 11.31
Class T: Net Asset Value and redemption price per share ($6,968,548 ÷ 654,912 shares)		$ 10.64

Maximum offering price per share (100/96.50 of $10.64)		$ 11.03
Class B: Net Asset Value and offering price per share ($775,634 ÷ 72,782 shares)A		$ 10.66

Class C: Net Asset Value and offering price per share ($9,271,667 ÷ 873,120 shares)A		$ 10.62

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($495,019,111 ÷ 46,443,737 shares)		$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,195,654 ÷ 112,182 shares)		$ 10.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 299
Income from Fidelity Central Funds		9,248,398
Total income		9,248,697

Expenses
Management fee	$ 1,847,580
Transfer agent fees	385,592
Distribution and service plan fees	152,367
Accounting fees and expenses	185,133
Custodian fees and expenses	886
Independent trustees' compensation	1,613
Registration fees	99,386
Audit	37,963
Legal	1,240
Miscellaneous	2,757
Total expenses before reductions	2,714,517
Expense reductions	(39,027)	2,675,490
Net investment income (loss)		6,573,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50)
Fidelity Central Funds	(963,464)
Futures contracts	642,386
Capital gain distributions from Fidelity Central Funds	33,948
Total net realized gain (loss)		(287,180)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,126,202
Futures contracts	174,582
Total change in net unrealized appreciation (depreciation)		29,300,784
Net gain (loss)		29,013,604
Net increase (decrease) in net assets resulting from operations		$ 35,586,811

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,573,207	$ 4,828,439
Net realized gain (loss)	(287,180)	(1,210,822)
Change in net unrealized appreciation (depreciation)	29,300,784	28,231,317
Net increase (decrease) in net assets resulting from operations	35,586,811	31,848,934
Distributions to shareholders from net investment income	(5,312,844)	(4,243,594)
Distributions to shareholders from net realized gain	(4,958,079)	(2,009,598)
Total distributions	(10,270,923)	(6,253,192)
Share transactions - net increase (decrease)	147,547,780	165,133,989
Total increase (decrease) in net assets	172,863,668	190,729,731

Net Assets
Beginning of period	356,409,340	165,679,609
End of period (including undistributed net investment income of $2,395,963 and undistributed net investment income of $1,147,857, respectively)	$ 529,273,008	$ 356,409,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Income from Investment Operations
Net investment income (loss) C	.12	.14	.16	.16	.20
Net realized and unrealized gain (loss)	.66	1.07	(.06)	.70	.34
Total from investment operations	.78	1.21	.10	.86	.54
Distributions from net investment income	(.10)	(.14)	(.14)	(.15)	(.19)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.23)	(.23)	(.42)	(.18)	(.19)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A,B	7.88%	13.47%	.91%	9.96%	6.80%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.90%	.95%	1.06%	1.33%
Expenses net of fee waivers, if any	.87%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.86%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.21%	1.49%	1.61%	1.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,042	$ 14,048	$ 10,337	$ 6,308	$ 2,921
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.10	.12	.13	.14	.18
Net realized and unrealized gain (loss)	.66	1.06	(.05)	.70	.35
Total from investment operations	.76	1.18	.08	.84	.53
Distributions from net investment income	(.08)	(.12)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.21)	(.21)	(.40)	(.16)	(.18)
Net asset value, end of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Total Return A,B	7.62%	13.09%	.68%	9.69%	6.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.14%	1.17%	1.19%	1.32%	1.59%
Expenses net of fee waivers, if any	1.14%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	.94%	1.24%	1.36%	1.52%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,969	$ 4,803	$ 3,760	$ 2,972	$ 2,089
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.67	1.06	(.06)	.71	.35
Total from investment operations	.71	1.13	.02	.80	.49
Distributions from net investment income	(.02)	(.06)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.15)	(.15)	(.34) G	(.11)	(.14)
Net asset value, end of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Total Return A,B	7.11%	12.56%	.13%	9.20%	6.02%
Ratios to Average Net Assets D,F
Expenses before reductions	1.68%	1.70%	1.73%	1.82%	2.08%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.43%	.74%	.86%	1.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 776	$ 839	$ 856	$ 1,075	$ 1,263
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.66	1.06	(.05)	.70	.34
Total from investment operations	.70	1.13	.03	.79	.48
Distributions from net investment income	(.03)	(.08)	(.08)	(.09)	(.13)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.16)	(.16) H	(.35) G	(.12)	(.13)
Net asset value, end of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Total Return A,B	7.02%	12.59%	.22%	9.07%	6.00%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.67%	1.70%	1.82%	2.09%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.44%	.74%	.86%	1.02%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,272	$ 6,814	$ 3,911	$ 2,193	$ 1,469
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.16	.18	.18	.18	.22
Net realized and unrealized gain (loss)	.65	1.06	(.06)	.71	.34
Total from investment operations	.81	1.24	.12	.89	.56
Distributions from net investment income	(.13)	(.17)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.26)	(.26)	(.44) F	(.21)	(.22)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A	8.21%	13.78%	1.17%	10.28%	7.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.57%	.59%	.64%	.76%	1.05%
Expenses net of fee waivers, if any	.57%	.59%	.64%	.65%	.65%
Expenses net of all reductions	.56%	.58%	.63%	.64%	.64%
Net investment income (loss)	1.51%	1.81%	1.87%	2.02%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,019	$ 328,995	$ 146,236	$ 77,613	$ 36,198
Portfolio turnover rate D	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.15	.17	.18	.18	.22
Net realized and unrealized gain (loss)	.66	1.06	(.06)	.71	.34
Total from investment operations	.81	1.23	.12	.89	.56
Distributions from net investment income	(.13)	(.16)	(.16)	(.18)	(.22)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.26)	(.25)	(.44)	(.21)	(.22)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A	8.15%	13.74%	1.15%	10.28%	7.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.63%	.66%	.68%	.76%	1.07%
Expenses net of fee waivers, if any	.63%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.62%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.45%	1.74%	1.86%	2.01%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,196	$ 911	$ 580	$ 882	$ 931
Portfolio turnover rate D	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.7	0.6
General Electric Co.	0.5	0.6
British American Tobacco PLC sponsored ADR	0.5	0.5
Exxon Mobil Corp.	0.5	0.4
The Coca-Cola Co.	0.4	0.5
Procter & Gamble Co.	0.4	0.5
United Technologies Corp.	0.4	0.4
Bank of America Corp.	0.4	0.3
JPMorgan Chase & Co.	0.4	0.1
Citigroup, Inc.	0.4	0.3
	4.6
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	15.4
Consumer Discretionary	8.3	7.1
Information Technology	8.2	8.5
Health Care	7.4	6.4
Energy	6.8	6.3
Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.9	13.7
Fannie Mae	5.5	5.5
Freddie Mac	2.1	2.7
Ginnie Mae	1.6	1.6
Wachovia Bank Commercial Mortgage Trust	1.1	1.3
	23.2
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 22.4%	U.S. Government and U.S. Government Agency Obligations 23.9%
AAA,AA,A 6.6%	AAA,AA,A 5.5%
BBB 8.7%	BBB 6.0%
BB and Below 5.0%	BB and Below 4.8%
Not Rated 0.1%	Not Rated 0.4%
Equities* 52.6%	Equities** 50.0%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 9.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 53.3%	Stock Class and Equity Futures** 52.4%
Bond Class 42.5%	Bond Class 40.1%
Short-Term Class 4.2%	Short-Term Class 7.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 22.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 53.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,877,920	$ 368,560,570
Fidelity Consumer Staples Central Fund (d)	1,427,245	258,773,766
Fidelity Emerging Markets Equity Central Fund (d)	394,708	78,408,818
Fidelity Energy Central Fund (d)	1,906,663	276,275,508
Fidelity Financials Central Fund (d)	7,398,810	539,003,304
Fidelity Health Care Central Fund (d)	1,683,212	374,363,101
Fidelity Industrials Central Fund (d)	1,655,906	328,283,346
Fidelity Information Technology Central Fund (d)	2,386,087	530,928,191
Fidelity International Equity Central Fund (d)	12,460,171	972,640,958
Fidelity Materials Central Fund (d)	532,355	110,303,999
Fidelity Telecom Services Central Fund (d)	473,521	73,845,562
Fidelity Utilities Central Fund (d)	829,550	108,198,241
TOTAL EQUITY CENTRAL FUNDS (Cost $2,906,777,678)		4,019,585,364
Fixed-Income Central Funds - 45.3%

High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (d)	3,638,208	36,891,425
Fidelity Floating Rate Central Fund (d)	1,687,969	179,583,040
Fidelity High Income Central Fund 1 (d)	1,477,658	149,804,934
TOTAL HIGH YIELD FIXED-INCOME FUNDS		366,279,399
Investment Grade Fixed-Income Funds - 40.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	1,131,938	111,552,515
Fidelity Tactical Income Central Fund (d)	27,887,795	2,938,536,954
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,050,089,469
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,286,425,938)		3,416,368,868
Money Market Central Funds - 1.4%

Fidelity Cash Central Fund, 0.10% (b)	51,125,392	51,125,392
Fidelity Money Market Central Fund, 0.25% (b)	55,134,640	55,134,640
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $106,260,032)		106,260,032
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 10/31/13 (c) (Cost $4,214,966)	$ 4,215,000	$ 4,214,977
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,303,678,614)	7,546,429,241
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,205,150)
NET ASSETS - 100%	$ 7,544,224,091
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
678 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 61,535,280	$ 1,144,532

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,704,977.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348,396
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	3,653,304
Fidelity Consumer Staples Central Fund	6,923,666
Fidelity Emerging Markets Debt Central Fund	2,291,010
Fidelity Emerging Markets Equity Central Fund	4,007,144
Fidelity Energy Central Fund	4,449,131
Fidelity Financials Central Fund	9,896,038
Fidelity Floating Rate Central Fund	11,182,807
Fidelity Health Care Central Fund	3,112,909
Fidelity High Income Central Fund 1	10,793,561
Fidelity Industrials Central Fund	5,406,601
Fidelity Information Technology Central Fund	4,006,787
Fidelity International Equity Central Fund	18,207,104
Fidelity Materials Central Fund	1,844,408
Fidelity Money Market Central Fund	367,334
Fidelity Tactical Income Central Fund	59,215,087
Fidelity Telecom Services Central Fund	2,148,856
Fidelity Utilities Central Fund	3,125,359
Total	$ 151,011,907
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 885,979	$ 96,502,963	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	268,748,938	33,506,329	18,966,958	368,560,570	27.5%
Fidelity Consumer Staples Central Fund	238,181,345	25,358,446	35,895,706	258,773,766	25.5%
Fidelity Emerging Markets Debt Central Fund	36,881,029	4,644,122	1,506,989	36,891,425	49.4%
Fidelity Emerging Markets Equity Central Fund	97,072,041	184,361,007	200,856,366	78,408,818	37.8%
Fidelity Energy Central Fund	251,322,552	24,048,893	42,376,333	276,275,508	26.2%
Fidelity Financials Central Fund	412,515,870	70,502,817	49,299,985	539,003,304	27.6%
Fidelity Floating Rate Central Fund	281,231,740	15,803,821	122,135,322	179,583,040	13.4%
Fidelity Health Care Central Fund	304,230,534	26,592,539	65,568,815	374,363,101	26.4%
Fidelity High Income Central Fund 1	207,190,037	16,368,569	74,685,620	149,804,934	36.9%
Fidelity Industrials Central Fund	262,639,089	26,016,346	40,701,597	328,283,346	27.4%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	158,847,035	277,559,603	111,552,515	37.8%
Fidelity Information Technology Central Fund	461,333,386	33,360,851	40,934,622	530,928,191	26.7%
Fidelity International Equity Central Fund	557,221,747	328,185,180	48,650,998	972,640,958	37.5%
Fidelity Materials Central Fund	95,552,749	9,400,179	9,373,755	110,303,999	27.5%
Fidelity Tactical Income Central Fund	2,521,030,215	777,268,031	275,037,919	2,938,536,954	42.5%
Fidelity Telecom Services Central Fund	68,136,052	7,808,967	10,321,098	73,845,562	25.0%
Fidelity Utilities Central Fund	93,077,241	10,488,022	6,604,059	108,198,241	27.1%
Total	$ 6,502,194,768	$ 1,753,447,133	$ 1,416,978,708	$ 7,435,954,232
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,019,585,364	$ 4,019,585,364	$ -	$ -
Fixed-Income Central Funds	3,416,368,868	3,416,368,868	-	-
Money Market Central Funds	106,260,032	106,260,032	-	-
U.S. Treasury Obligations	4,214,977	-	4,214,977	-
Total Investments in Securities:	$ 7,546,429,241	$ 7,542,214,264	$ 4,214,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,144,532	$ 1,144,532	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,144,532	$ -
Total Value of Derivatives	$ 1,144,532	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.5%
United Kingdom	3.8%
Japan	2.7%
France	1.5%
Netherlands	1.4%
Switzerland	1.3%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	9.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,214,966)	$ 4,214,977
Fidelity Central Funds (cost $6,299,463,648)	7,542,214,264
Total Investments (cost $6,303,678,614)		$ 7,546,429,241
Receivable for investments sold		4,791,321
Receivable for fund shares sold		5,454,654
Distributions receivable from Fidelity Central Funds		3,998
Receivable from investment adviser for expense reductions		28,890
Other receivables		373,636
Total assets		7,557,081,740

Liabilities
Payable for fund shares redeemed	7,925,740
Accrued management fee	3,143,490
Transfer agent fee payable	887,497
Distribution and service plan fees payable	56,219
Payable for daily variation margin for derivative instruments	454,260
Other affiliated payables	130,269
Other payables and accrued expenses	260,174
Total liabilities		12,857,649

Net Assets		$ 7,544,224,091
Net Assets consist of:
Paid in capital		$ 6,426,194,588
Undistributed net investment income		26,783,916
Accumulated undistributed net realized gain (loss) on investments		(152,649,572)
Net unrealized appreciation (depreciation) on investments		1,243,895,159
Net Assets		$ 7,544,224,091

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,127,602 ÷ 4,169,744 shares)		$ 17.78

Maximum offering price per share (100/94.25 of $17.78)		$ 18.86
Class T: Net Asset Value and redemption price per share ($28,826,030 ÷ 1,623,100 shares)		$ 17.76

Maximum offering price per share (100/96.50 of $17.76)		$ 18.40
Class B: Net Asset Value and offering price per share ($3,881,638 ÷ 218,968 shares)A		$ 17.73

Class C: Net Asset Value and offering price per share ($31,204,098 ÷ 1,765,324 shares)A		$ 17.68

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,384,755,678 ÷ 413,976,086 shares)		$ 17.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,429,045 ÷ 1,202,891 shares)		$ 17.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 5,071
Income from Fidelity Central Funds		151,011,907
Total income		151,016,978

Expenses
Management fee	$ 36,417,477
Transfer agent fees	10,638,663
Distribution and service plan fees	601,747
Accounting fees and expenses	1,457,432
Custodian fees and expenses	1,611
Independent trustees' compensation	27,847
Appreciation in deferred trustee compensation account	561
Registration fees	166,152
Audit	37,025
Legal	41,241
Interest	195
Miscellaneous	59,190
Total expenses before reductions	49,449,141
Expense reductions	(1,066,378)	48,382,763
Net investment income (loss)		102,634,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	705,379
Fidelity Central Funds	90,820,370
Futures contracts	7,240,742
Capital gain distributions from Fidelity Central Funds	603,757
Total net realized gain (loss)		99,370,248
Change in net unrealized appreciation (depreciation) on: Investment securities	506,470,357
Futures contracts	3,105,224
Total change in net unrealized appreciation (depreciation)		509,575,581
Net gain (loss)		608,945,829
Net increase (decrease) in net assets resulting from operations		$ 711,580,044

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,634,215	$ 110,513,803
Net realized gain (loss)	99,370,248	(4,532,480)
Change in net unrealized appreciation (depreciation)	509,575,581	842,727,607
Net increase (decrease) in net assets resulting from operations	711,580,044	948,708,930
Distributions to shareholders from net investment income	(100,520,318)	(117,517,846)
Distributions to shareholders from net realized gain	(6,333,968)	(10,035,938)
Total distributions	(106,854,286)	(127,553,784)
Share transactions - net increase (decrease)	(24,218,118)	167,691,488
Total increase (decrease) in net assets	580,507,640	988,846,634

Net Assets
Beginning of period	6,963,716,451	5,974,869,817
End of period (including undistributed net investment income of $26,783,916 and undistributed net investment income of $25,042,644, respectively)	$ 7,544,224,091	$ 6,963,716,451

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Income from Investment Operations
Net investment income (loss) C	.19	.21	.22	.23	.30
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.17	.60
Total from investment operations	1.62	2.19	.03	1.40	.90
Distributions from net investment income	(.19)	(.23)	(.22)	(.24)	(.36)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.20) G	(.26) H	(.24)	(.24)	(.37)
Net asset value, end of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Total Return A,B	10.01%	15.31%	.11%	10.52%	7.49%
Ratios to Average Net Assets D,F
Expenses before reductions	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of fee waivers, if any	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of all reductions	.98%	1.00%	1.00%	.96%	1.01%
Net investment income (loss)	1.12%	1.35%	1.43%	1.62%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,128	$ 61,693	$ 48,154	$ 44,879	$ 25,522
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Income from Investment Operations
Net investment income (loss) C	.15	.17	.19	.19	.27
Net realized and unrealized gain (loss)	1.43	1.98	(.20)	1.17	.60
Total from investment operations	1.58	2.15	(.01)	1.36	.87
Distributions from net investment income	(.15)	(.20)	(.19)	(.20)	(.33)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.16) G	(.22)	(.21)	(.20)	(.34)
Net asset value, end of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Total Return A,B	9.76%	15.06%	(.16)%	10.24%	7.21%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of fee waivers, if any	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of all reductions	1.22%	1.23%	1.22%	1.21%	1.28%
Net investment income (loss)	.87%	1.12%	1.21%	1.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,826	$ 22,505	$ 19,679	$ 17,343	$ 10,950
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Income from Investment Operations
Net investment income (loss) C	.06	.09	.11	.11	.21
Net realized and unrealized gain (loss)	1.44	1.98	(.20)	1.17	.60
Total from investment operations	1.50	2.07	(.09)	1.28	.81
Distributions from net investment income	(.06)	(.11)	(.10)	(.13)	(.27)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.08)	(.14) G	(.12)	(.13)	(.28)
Net asset value, end of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Total Return A,B	9.20%	14.47%	(.65)%	9.60%	6.64%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of fee waivers, if any	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of all reductions	1.72%	1.75%	1.75%	1.77%	1.84%
Net investment income (loss)	.37%	.61%	.68%	.82%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,882	$ 4,186	$ 4,109	$ 4,843	$ 3,493
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Income from Investment Operations
Net investment income (loss) C	.06	.09	.11	.12	.21
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.17	.59
Total from investment operations	1.49	2.07	(.08)	1.29	.80
Distributions from net investment income	(.07)	(.12)	(.11)	(.14)	(.27)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.08) G	(.15) H	(.14) I	(.14)	(.28)
Net asset value, end of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Total Return A,B	9.21%	14.49%	(.64)%	9.68%	6.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of fee waivers, if any	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of all reductions	1.73%	1.74%	1.73%	1.73%	1.81%
Net investment income (loss)	.37%	.61%	.71%	.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,204	$ 21,859	$ 17,320	$ 14,274	$ 8,935
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Income from Investment Operations
Net investment income (loss) B	.24	.26	.27	.26	.33
Net realized and unrealized gain (loss)	1.44	1.99	(.19)	1.18	.60
Total from investment operations	1.68	2.25	.08	1.44	.93
Distributions from net investment income	(.24)	(.28)	(.26)	(.27)	(.38)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.25) F	(.31) G	(.29) H	(.27)	(.39)
Net asset value, end of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Total Return A	10.38%	15.71%	.41%	10.79%	7.78%
Ratios to Average Net Assets C,E
Expenses before reductions	.68%	.69%	.70%	.71%	.77%
Expenses net of fee waivers, if any	.67%	.69%	.70%	.71%	.77%
Expenses net of all reductions	.66%	.68%	.69%	.70%	.77%
Net investment income (loss)	1.43%	1.67%	1.75%	1.89%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086
Portfolio turnover rate D	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Income from Investment Operations
Net investment income (loss) B	.24	.25	.26	.26	.34
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.19	.59
Total from investment operations	1.67	2.23	.07	1.45	.93
Distributions from net investment income	(.23)	(.27)	(.26)	(.28)	(.39)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.25)	(.30) F	(.28)	(.28)	(.40)
Net asset value, end of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Total Return A	10.28%	15.58%	.37%	10.87%	7.80%
Ratios to Average Net Assets C,E
Expenses before reductions	.72%	.75%	.74%	.71%	.69%
Expenses net of fee waivers, if any	.72%	.75%	.74%	.71%	.69%
Expenses net of all reductions	.71%	.74%	.73%	.69%	.69%
Net investment income (loss)	1.39%	1.61%	1.71%	1.90%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,429	$ 14,732	$ 7,316	$ 5,154	$ 2,429
Portfolio turnover rate D	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.8	0.7
General Electric Co.	0.6	0.7
British American Tobacco PLC sponsored ADR	0.6	0.6
Exxon Mobil Corp.	0.5	0.5
The Coca-Cola Co.	0.5	0.5
United Technologies Corp.	0.5	0.4
Procter & Gamble Co.	0.5	0.6
Bank of America Corp.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.1
Citigroup, Inc.	0.4	0.4
	5.2
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	15.5
Consumer Discretionary	9.3	8.2
Information Technology	9.0	9.2
Health Care	8.2	7.4
Industrials	7.7	7.0
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 18.1%	U.S. Government and U.S. Government Agency Obligations 20.5%
AAA,AA,A 5.0%	AAA,AA,A 4.4%
BBB 7.0%	BBB 5.2%
BB and Below 3.3%	BB and Below 3.5%
Not Rated 0.0%	Not Rated 0.3%
Equities* 62.4%	Equities** 59.7%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 6.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 62.9%	Stock Class and Equity Futures** 62.0%
Bond Class 33.2%	Bond Class 32.9%
Short-Term Class 3.9%	Short-Term Class 5.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 63.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	277,099	$ 54,383,479
Fidelity Consumer Staples Central Fund (d)	208,781	37,854,168
Fidelity Emerging Markets Equity Central Fund (d)	48,336	9,601,863
Fidelity Energy Central Fund (d)	272,933	39,548,051
Fidelity Financials Central Fund (d)	1,076,583	78,429,059
Fidelity Health Care Central Fund (d)	247,347	55,012,491
Fidelity Industrials Central Fund (d)	242,184	48,012,932
Fidelity Information Technology Central Fund (d)	341,354	75,954,652
Fidelity International Equity Central Fund (d)	1,899,792	148,297,764
Fidelity Materials Central Fund (d)	77,954	16,151,992
Fidelity Telecom Services Central Fund (d)	69,428	10,827,307
Fidelity Utilities Central Fund (d)	121,946	15,905,360
TOTAL EQUITY CENTRAL FUNDS (Cost $456,493,573)		589,979,118
Fixed-Income Central Funds - 35.3%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (d)	22,693	230,105
Fidelity Floating Rate Central Fund (d)	80,547	8,569,419
Fidelity High Income Central Fund 1 (d)	177,391	17,983,947
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,783,471
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	93,426	9,207,120
Fidelity Tactical Income Central Fund (d)	2,792,097	294,203,260
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		303,410,380
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $324,793,470)		330,193,851
Money Market Central Funds - 1.5%

Fidelity Cash Central Fund, 0.10% (b) (Cost $14,047,653)	14,047,653	14,047,653
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 10/31/13 (c) (Cost $499,995)	$ 500,000	$ 499,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,834,691)	934,720,619
NET OTHER ASSETS (LIABILITIES) - 0.0%	(108,316)
NET ASSETS - 100%	$ 934,612,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
79 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 7,170,040	$ 133,360

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $499,997.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,157
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	476,859
Fidelity Consumer Staples Central Fund	904,704
Fidelity Emerging Markets Debt Central Fund	182,725
Fidelity Emerging Markets Equity Central Fund	484,994
Fidelity Energy Central Fund	569,754
Fidelity Financials Central Fund	1,298,063
Fidelity Floating Rate Central Fund	619,457
Fidelity Health Care Central Fund	395,713
Fidelity High Income Central Fund 1	1,062,619
Fidelity Industrials Central Fund	687,816
Fidelity Information Technology Central Fund	526,847
Fidelity International Equity Central Fund	2,641,859
Fidelity Materials Central Fund	235,748
Fidelity Tactical Income Central Fund	5,421,075
Fidelity Telecom Services Central Fund	274,233
Fidelity Utilities Central Fund	406,701
Total	$ 16,224,430
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,517,507	$ 10,024,418	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	29,102,286	17,297,313	3,513,348	54,383,479	4.1%
Fidelity Consumer Staples Central Fund	25,830,682	12,374,517	4,214,930	37,854,168	3.7%
Fidelity Emerging Markets Debt Central Fund	3,241,106	1,205,190	3,894,850	230,105	0.3%
Fidelity Emerging Markets Equity Central Fund	10,591,183	24,581,397	24,818,701	9,601,863	4.6%
Fidelity Energy Central Fund	27,096,865	11,686,204	5,032,965	39,548,051	3.7%
Fidelity Financials Central Fund	45,117,276	25,274,757	5,558,192	78,429,059	4.0%
Fidelity Floating Rate Central Fund	22,224,028	4,930,302	18,875,165	8,569,419	0.6%
Fidelity Health Care Central Fund	32,605,604	15,338,961	7,454,802	55,012,491	3.9%
Fidelity High Income Central Fund 1	15,434,418	6,797,405	4,226,377	17,983,947	4.4%
Fidelity Industrials Central Fund	27,735,161	13,958,645	3,853,184	48,012,932	4.0%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	15,578,298	27,096,442	9,207,120	3.1%
Fidelity Information Technology Central Fund	49,740,670	20,794,470	5,483,665	75,954,652	3.8%
Fidelity International Equity Central Fund	67,575,168	70,270,368	8,625,876	148,297,764	5.7%
Fidelity Materials Central Fund	10,329,858	5,215,416	1,300,541	16,151,992	4.0%
Fidelity Tactical Income Central Fund	195,890,957	134,573,534	28,028,167	294,203,260	4.3%
Fidelity Telecom Services Central Fund	7,266,360	3,900,329	1,455,111	10,827,307	3.7%
Fidelity Utilities Central Fund	10,088,516	5,316,218	949,969	15,905,360	4.0%
Total	$ 610,960,333	$ 390,610,831	$ 164,406,703	$ 920,172,969
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 589,979,118	$ 589,979,118	$ -	$ -
Fixed-Income Central Funds	330,193,851	330,193,851	-	-
Money Market Central Funds	14,047,653	14,047,653	-	-
U.S. Treasury Obligations	499,997	-	499,997	-
Total Investments in Securities:	$ 934,720,619	$ 934,220,622	$ 499,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 133,360	$ 133,360	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 133,360	$ -
Total Value of Derivatives	$ 133,360	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.6%
United Kingdom	4.6%
Japan	3.3%
France	1.8%
Switzerland	1.7%
Netherlands	1.6%
Germany	1.3%
Canada	1.2%
Australia	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $499,995)	$ 499,997
Fidelity Central Funds (cost $795,334,696)	934,220,622
Total Investments (cost $795,834,691)		$ 934,720,619
Cash		27,821
Receivable for investments sold		390,652
Receivable for fund shares sold		2,532,639
Distributions receivable from Fidelity Central Funds		1,101
Receivable from investment adviser for expense reductions		249
Other receivables		18,809
Total assets		937,691,890

Liabilities
Payable for investments purchased	$ 1,468,734
Payable for fund shares redeemed	954,320
Accrued management fee	422,974
Distribution and service plan fees payable	30,395
Payable for daily variation margin for derivative instruments	52,930
Other affiliated payables	127,873
Other payables and accrued expenses	22,361
Total liabilities		3,079,587

Net Assets		$ 934,612,303
Net Assets consist of:
Paid in capital		$ 797,618,239
Undistributed net investment income		8,085,235
Accumulated undistributed net realized gain (loss) on investments		(10,110,459)
Net unrealized appreciation (depreciation) on investments		139,019,288
Net Assets		$ 934,612,303

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,925,907 ÷ 3,752,184 shares)		$ 11.17

Maximum offering price per share (100/94.25 of $11.17)		$ 11.85
Class T: Net Asset Value and redemption price per share ($13,639,379 ÷ 1,226,123 shares)		$ 11.12

Maximum offering price per share (100/96.50 of $11.12)		$ 11.52
Class B: Net Asset Value and offering price per share ($1,755,995 ÷ 157,855 shares)A		$ 11.12

Class C: Net Asset Value and offering price per share ($18,390,293 ÷ 1,665,967 shares)A		$ 11.04

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($850,360,809 ÷ 75,771,354 shares)		$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,539,920 ÷ 761,023 shares)		$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 540
Income from Fidelity Central Funds		16,224,430
Total income		16,224,970

Expenses
Management fee	$ 4,357,320
Transfer agent fees	1,042,981
Distribution and service plan fees	307,995
Accounting fees and expenses	346,912
Custodian fees and expenses	875
Independent trustees' compensation	2,841
Registration fees	94,716
Audit	37,963
Legal	2,176
Miscellaneous	5,638
Total expenses before reductions	6,199,417
Expense reductions	(103,022)	6,096,395
Net investment income (loss)		10,128,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33)
Fidelity Central Funds	(980,309)
Futures contracts	849,508
Capital gain distributions from Fidelity Central Funds	58,309
Total net realized gain (loss)		(72,525)
Change in net unrealized appreciation (depreciation) on: Investment securities	83,988,792
Futures contracts	308,274
Total change in net unrealized appreciation (depreciation)		84,297,066
Net gain (loss)		84,224,541
Net increase (decrease) in net assets resulting from operations		$ 94,353,116

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,128,575	$ 8,038,669
Net realized gain (loss)	(72,525)	(3,038,342)
Change in net unrealized appreciation (depreciation)	84,297,066	70,383,089
Net increase (decrease) in net assets resulting from operations	94,353,116	75,383,416
Distributions to shareholders from net investment income	(7,561,949)	(4,894,293)
Distributions to shareholders from net realized gain	(7,288,226)	(1,030,578)
Total distributions	(14,850,175)	(5,924,871)
Share transactions - net increase (decrease)	228,172,390	255,553,879
Total increase (decrease) in net assets	307,675,331	325,012,424

Net Assets
Beginning of period	626,936,972	301,924,548
End of period (including undistributed net investment income of $8,085,235 and undistributed net investment income of $5,557,226, respectively)	$ 934,612,303	$ 626,936,972

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Income from Investment Operations
Net investment income (loss) C	.11	.12	.13	.13	.15
Net realized and unrealized gain (loss)	1.10	1.38	(.20)	.76	.41
Total from investment operations	1.21	1.50	(.07)	.89	.56
Distributions from net investment income	(.09)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.20)	(.10)	(.36) G	(.11)	(.10)
Net asset value, end of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Total Return A,B	12.15%	17.27%	(1.05)%	10.62%	7.48%
Ratios to Average Net Assets D,F
Expenses before reductions	1.06%	1.09%	1.12%	1.22%	1.54%
Expenses net of fee waivers, if any	1.06%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	1.02%	1.26%	1.39%	1.44%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,926	$ 37,312	$ 30,707	$ 20,690	$ 6,044
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Income from Investment Operations
Net investment income (loss) C	.08	.10	.11	.10	.13
Net realized and unrealized gain (loss)	1.09	1.38	(.21)	.76	.42
Total from investment operations	1.17	1.48	(.10)	.86	.55
Distributions from net investment income	(.06)	(.06)	(.07)	(.07)	(.10)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.17)	(.08)	(.33)	(.09)	(.10)
Net asset value, end of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Total Return A,B	11.78%	17.12%	(1.34)%	10.32%	7.24%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.34%	1.37%	1.45%	1.77%
Expenses net of fee waivers, if any	1.32%	1.34%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.31%	1.33%	1.34%	1.33%	1.34%
Net investment income (loss)	.76%	1.01%	1.14%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,639	$ 11,380	$ 8,045	$ 6,035	$ 3,537
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) C	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	1.10	1.39	(.21)	.75	.42
Total from investment operations	1.12	1.44	(.15)	.81	.52
Distributions from net investment income	-	-	(.02)	(.04)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.11)	(.02)	(.28)	(.06)	(.05)
Net asset value, end of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Total Return A,B	11.21%	16.53%	(1.82)%	9.68%	6.78%
Ratios to Average Net Assets D,F
Expenses before reductions	1.89%	1.92%	1.95%	2.05%	2.31%
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.84%	1.84%	1.84%	1.83%	1.84%
Net investment income (loss)	.23%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,756	$ 1,745	$ 1,833	$ 1,987	$ 1,529
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) C	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	1.10	1.38	(.20)	.74	.42
Total from investment operations	1.12	1.43	(.14)	.80	.52
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.14) G	(.04)	(.29)	(.07)	(.05)
Net asset value, end of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Total Return A,B	11.24%	16.55%	(1.79)%	9.62%	6.83%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.88%	1.90%	1.97%	2.29%
Expenses net of fee waivers, if any	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.83%	1.84%	1.83%	1.83%	1.84%
Net investment income (loss)	.24%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,390	$ 10,185	$ 6,928	$ 4,256	$ 2,057
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) B	.14	.15	.16	.15	.17
Net realized and unrealized gain (loss)	1.10	1.39	(.21)	.76	.42
Total from investment operations	1.24	1.54	(.05)	.91	.59
Distributions from net investment income	(.12)	(.11)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.23)	(.13)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Total Return A	12.45%	17.73%	(.79)%	10.88%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.74%	.77%	.82%	.92%	1.22%
Expenses net of fee waivers, if any	.74%	.77%	.82%	.85%	.85%
Expenses net of all reductions	.73%	.76%	.80%	.83%	.84%
Net investment income (loss)	1.34%	1.59%	1.67%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,361	$ 557,351	$ 246,943	$ 95,660	$ 51,464
Portfolio turnover rate D	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) B	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss)	1.10	1.39	(.22)	.76	.42
Total from investment operations	1.23	1.54	(.06)	.91	.59
Distributions from net investment income	(.11)	(.10)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.22)	(.12)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Total Return A	12.35%	17.73%	(.87)%	10.88%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.82%	.84%	.85%	.95%	1.21%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.81%	.83%	.84%	.83%	.84%
Net investment income (loss)	1.26%	1.51%	1.64%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,540	$ 8,964	$ 7,470	$ 3,228	$ 844
Portfolio turnover rate D	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.9	0.8
General Electric Co.	0.7	0.8
British American Tobacco PLC sponsored ADR	0.7	0.7
Exxon Mobil Corp.	0.6	0.5
The Coca-Cola Co.	0.6	0.6
United Technologies Corp.	0.5	0.5
Procter & Gamble Co.	0.5	0.7
Bank of America Corp.	0.5	0.5
JPMorgan Chase & Co.	0.5	0.1
Gilead Sciences, Inc.	0.5	0.5
	6.0
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.4
Information Technology	10.7	10.5
Consumer Discretionary	10.2	9.0
Health Care	9.1	7.9
Industrials	9.0	7.7
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 12.2%	U.S. Government and U.S. Government Agency Obligations 14.1%
AAA,AA,A 3.2%	AAA,AA,A 2.6%
BBB 4.7%	BBB 3.6%
BB and Below 3.0%	BB and Below 3.2%
Not Rated 0.0%	Not Rated 0.3%
Equities* 73.2%	Equities** 69.8%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 6.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 73.6%	Stock Class and Equity Futures** 71.8%
Bond Class 23.0%	Bond Class 23.3%
Short-Term Class 3.4%	Short-Term Class 4.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 29.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 74.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,161,411	$ 227,938,538
Fidelity Consumer Staples Central Fund (d)	898,352	162,880,225
Fidelity Emerging Markets Equity Central Fund (d)	359,853	71,484,816
Fidelity Energy Central Fund (d)	1,203,026	174,318,405
Fidelity Financials Central Fund (d)	4,602,023	335,257,378
Fidelity Health Care Central Fund (d)	1,068,988	237,753,589
Fidelity Industrials Central Fund (d)	1,051,936	208,546,366
Fidelity Information Technology Central Fund (d)	1,492,576	332,113,147
Fidelity International Equity Central Fund (d)	8,589,177	670,471,195
Fidelity Materials Central Fund (d)	341,527	70,764,373
Fidelity Telecom Services Central Fund (d)	309,670	48,293,094
Fidelity Utilities Central Fund (d)	517,282	67,469,038
TOTAL EQUITY CENTRAL FUNDS (Cost $2,061,294,626)		2,607,290,164
Fixed-Income Central Funds - 24.4%

High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (d)	80,826	819,578
Fidelity Floating Rate Central Fund (d)	298,442	31,751,293
Fidelity High Income Central Fund 1 (d)	660,863	66,998,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,569,145
Investment Grade Fixed-Income Funds - 21.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	349,660	34,458,961
Fidelity Tactical Income Central Fund (d)	6,855,056	722,317,212
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		756,776,173
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $840,348,420)		856,345,318
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	2,237
Verint Systems, Inc. (a)	91	3,372
TOTAL COMMON STOCKS (Cost $4,583)		5,609
Money Market Central Funds - 1.3%

Fidelity Cash Central Fund, 0.10% (b)	45,690,783	45,690,783
Fidelity Money Market Central Fund, 0.25% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $45,690,787)		45,690,787
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 11/7/13 (c) (Cost $1,179,984)	$ 1,180,000	$ 1,179,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,948,518,400)	3,510,511,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,028,048)
NET ASSETS - 100%	$ 3,509,483,820
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
189 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 17,153,640	$ 319,051

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,990.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,452
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	2,213,443
Fidelity Consumer Staples Central Fund	4,245,447
Fidelity Emerging Markets Debt Central Fund	779,779
Fidelity Emerging Markets Equity Central Fund	2,868,656
Fidelity Energy Central Fund	2,713,825
Fidelity Financials Central Fund	6,077,570
Fidelity Floating Rate Central Fund	2,632,361
Fidelity Health Care Central Fund	1,891,337
Fidelity High Income Central Fund 1	4,380,735
Fidelity Industrials Central Fund	3,278,191
Fidelity Information Technology Central Fund	2,459,814
Fidelity International Equity Central Fund	12,528,554
Fidelity Materials Central Fund	1,141,492
Fidelity Tactical Income Central Fund	14,478,129
Fidelity Telecom Services Central Fund	1,325,051
Fidelity Utilities Central Fund	1,915,338
Total	$ 65,058,120
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 917,875	$ 41,818,363	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	163,745,803	22,955,680	10,548,605	227,938,538	17.0%
Fidelity Consumer Staples Central Fund	148,836,500	14,228,313	18,777,335	162,880,225	16.0%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,654,133	15,378,676	819,578	1.1%
Fidelity Emerging Markets Equity Central Fund	64,901,046	106,492,182	98,424,911	71,484,816	34.5%
Fidelity Energy Central Fund	153,830,577	13,705,868	19,518,430	174,318,405	16.5%
Fidelity Financials Central Fund	247,899,320	36,462,258	13,336,926	335,257,378	17.1%
Fidelity Floating Rate Central Fund	106,544,626	5,673,961	81,724,608	31,751,293	2.4%
Fidelity Health Care Central Fund	186,145,992	17,607,174	32,274,082	237,753,589	16.8%
Fidelity High Income Central Fund 1	73,128,662	10,348,252	16,588,527	66,998,274	16.5%
Fidelity Industrials Central Fund	161,512,794	14,272,158	15,688,908	208,546,366	17.4%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	41,777,198	107,056,166	34,458,961	11.7%
Fidelity Information Technology Central Fund	284,378,680	19,338,195	18,833,119	332,113,147	16.7%
Fidelity International Equity Central Fund	365,839,378	240,132,596	28,061,176	670,471,195	25.8%
Fidelity Materials Central Fund	59,437,024	6,286,034	4,005,940	70,764,373	17.7%
Fidelity Tactical Income Central Fund	637,790,096	208,064,782	101,790,560	722,317,212	10.5%
Fidelity Telecom Services Central Fund	42,132,776	5,082,327	3,934,696	48,293,094	16.3%
Fidelity Utilities Central Fund	57,428,489	6,989,326	3,790,632	67,469,038	17.0%
Total	$ 2,917,646,941	$ 771,988,312	$ 631,551,660	$ 3,463,635,482
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,609	$ 5,609	$ -	$ -
Equity Central Funds	2,607,290,164	2,607,290,164	-	-
Fixed-Income Central Funds	856,345,318	856,345,318	-	-
Money Market Central Funds	45,690,787	45,690,787	-	-
U.S. Treasury Obligations	1,179,990	-	1,179,990	-
Total Investments in Securities:	$ 3,510,511,868	$ 3,509,331,878	$ 1,179,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 319,051	$ 319,051	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 319,051	$ -
Total Value of Derivatives	$ 319,051	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	70.4%
United Kingdom	5.0%
Japan	4.0%
France	2.3%
Switzerland	2.0%
Netherlands	1.7%
Germany	1.6%
Australia	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,184,567)	$ 1,185,599
Fidelity Central Funds (cost $2,947,333,833)	3,509,326,269
Total Investments (cost $2,948,518,400)		$ 3,510,511,868
Receivable for investments sold		3,883,855
Receivable for fund shares sold		2,856,394
Distributions receivable from Fidelity Central Funds		3,627
Receivable from investment adviser for expense reductions		8,747
Other receivables		158,221
Total assets		3,517,422,712

Liabilities
Payable for fund shares redeemed	5,503,001
Accrued management fee	1,601,324
Transfer agent fee payable	418,695
Distribution and service plan fees payable	88,210
Payable for daily variation margin for derivative instruments	126,630
Other affiliated payables	109,482
Other payables and accrued expenses	91,550
Total liabilities		7,938,892

Net Assets		$ 3,509,483,820
Net Assets consist of:
Paid in capital		$ 3,037,538,453
Undistributed net investment income		30,748,047
Accumulated undistributed net realized gain (loss) on investments		(121,115,199)
Net unrealized appreciation (depreciation) on investments		562,312,519
Net Assets		$ 3,509,483,820

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,864,912 ÷ 6,524,091 shares)		$ 19.60

Maximum offering price per share (100/94.25 of $19.60)		$ 20.80
Class T: Net Asset Value and redemption price per share ($44,421,059 ÷ 2,268,964 shares)		$ 19.58

Maximum offering price per share (100/96.50 of $19.58)		$ 20.29
Class B: Net Asset Value and offering price per share ($5,656,273 ÷ 288,379 shares)A		$ 19.61

Class C: Net Asset Value and offering price per share ($46,498,411 ÷ 2,387,012 shares)A		$ 19.48

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,253,087,670 ÷ 165,506,521 shares)		$ 19.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,955,495 ÷ 1,625,245 shares)		$ 19.66
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 1,811
Income from Fidelity Central Funds		65,058,120
Total income		65,059,931

Expenses
Management fee	$ 17,854,823
Transfer agent fees	4,910,721
Distribution and service plan fees	1,004,854
Accounting fees and expenses	1,206,109
Custodian fees and expenses	1,149
Independent trustees' compensation	12,223
Appreciation in deferred trustee compensation account	150
Registration fees	122,717
Audit	36,637
Legal	17,748
Miscellaneous	25,591
Total expenses before reductions	25,192,722
Expense reductions	(646,643)	24,546,079
Net investment income (loss)		40,513,852
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	438,359
Fidelity Central Funds	76,398,153
Futures contracts	1,322,680
Capital gain distributions from Fidelity Central Funds	260,256
Total net realized gain (loss)		78,419,448
Change in net unrealized appreciation (depreciation) on: Investment securities	329,154,875
Futures contracts	1,147,068
Total change in net unrealized appreciation (depreciation)		330,301,943
Net gain (loss)		408,721,391
Net increase (decrease) in net assets resulting from operations		$ 449,235,243

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,513,852	$ 40,604,708
Net realized gain (loss)	78,419,448	(15,590,236)
Change in net unrealized appreciation (depreciation)	330,301,943	456,260,101
Net increase (decrease) in net assets resulting from operations	449,235,243	481,274,573
Distributions to shareholders from net investment income	(41,294,520)	(38,394,729)
Distributions to shareholders from net realized gain	(5,154,458)	(4,004,992)
Total distributions	(46,448,978)	(42,399,721)
Share transactions - net increase (decrease)	108,412,598	239,918,849
Total increase (decrease) in net assets	511,198,863	678,793,701

Net Assets
Beginning of period	2,998,284,957	2,319,491,256
End of period (including undistributed net investment income of $30,748,047 and undistributed net investment income of $31,703,525, respectively)	$ 3,509,483,820	$ 2,998,284,957

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.18	.19	.19	.17	.22
Net realized and unrealized gain (loss)	2.31	2.64	(.50)	1.33	.40
Total from investment operations	2.49	2.83	(.31)	1.50	.62
Distributions from net investment income	(.19)	(.19)	(.18)	(.19)	(.30)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.22)	(.22)	(.21)	(.20)	(.30)
Net asset value, end of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Total Return A,B	14.56%	19.44%	(2.14)%	10.87%	5.28%
Ratios to Average Net Assets D,F
Expenses before reductions	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of fee waivers, if any	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of all reductions	1.04%	1.07%	1.07%	1.10%	1.18%
Net investment income (loss)	.98%	1.17%	1.17%	1.15%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,865	$ 120,425	$ 107,670	$ 111,293	$ 88,969
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.13	.15	.15	.13	.19
Net realized and unrealized gain (loss)	2.32	2.62	(.49)	1.33	.39
Total from investment operations	2.45	2.77	(.34)	1.46	.58
Distributions from net investment income	(.14)	(.15)	(.14)	(.16)	(.29)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.17)	(.17) H	(.17)	(.16) G	(.29)
Net asset value, end of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Total Return A,B	14.31%	19.03%	(2.36)%	10.61%	4.98%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of fee waivers, if any	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of all reductions	1.30%	1.33%	1.34%	1.36%	1.43%
Net investment income (loss)	.72%	.91%	.91%	.89%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,421	$ 43,064	$ 40,033	$ 45,394	$ 46,624
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.03	.06	.06	.05	.13
Net realized and unrealized gain (loss)	2.32	2.63	(.50)	1.33	.39
Total from investment operations	2.35	2.69	(.44)	1.38	.52
Distributions from net investment income	(.01)	(.03)	(.02)	(.08)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.04)	(.05) G	(.05)	(.09)	(.28)
Net asset value, end of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Total Return A,B	13.61%	18.42%	(2.92)%	10.00%	4.45%
Ratios to Average Net Assets D,F
Expenses before reductions	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of all reductions	1.88%	1.89%	1.89%	1.90%	1.94%
Net investment income (loss)	.14%	.35%	.36%	.35%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,656	$ 8,014	$ 9,605	$ 14,696	$ 18,407
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.04	.07	.07	.06	.13
Net realized and unrealized gain (loss)	2.31	2.62	(.49)	1.33	.39
Total from investment operations	2.35	2.69	(.42)	1.39	.52
Distributions from net investment income	(.07)	(.07)	(.05)	(.11)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.10)	(.09) G	(.08)	(.12)	(.28)
Net asset value, end of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Total Return A,B	13.70%	18.49%	(2.81)%	10.09%	4.46%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of fee waivers, if any	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of all reductions	1.79%	1.81%	1.81%	1.82%	1.91%
Net investment income (loss)	.23%	.43%	.43%	.43%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,498	$ 38,245	$ 32,160	$ 34,847	$ 34,633
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.24	.24	.24	.21	.25
Net realized and unrealized gain (loss)	2.32	2.64	(.49)	1.34	.41
Total from investment operations	2.56	2.88	(.25)	1.55	.66
Distributions from net investment income	(.25)	(.25)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.28)	(.27) F	(.26)	(.24)	(.31)
Net asset value, end of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Total Return A	14.94%	19.79%	(1.79)%	11.21%	5.59%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.76%	.78%	.80%	.88%
Expenses net of fee waivers, if any	.75%	.76%	.78%	.80%	.88%
Expenses net of all reductions	.73%	.75%	.76%	.78%	.86%
Net investment income (loss)	1.29%	1.49%	1.48%	1.47%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929
Portfolio turnover rate D	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.23	.24	.24	.21	.25
Net realized and unrealized gain (loss)	2.32	2.63	(.50)	1.33	.41
Total from investment operations	2.55	2.87	(.26)	1.54	.66
Distributions from net investment income	(.24)	(.24)	(.22)	(.21)	(.31)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.27)	(.27)	(.25)	(.22)	(.31)
Net asset value, end of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Total Return A	14.90%	19.68%	(1.82)%	11.17%	5.58%
Ratios to Average Net Assets C,E
Expenses before reductions	.79%	.80%	.81%	.84%	.90%
Expenses net of fee waivers, if any	.79%	.80%	.81%	.84%	.90%
Expenses net of all reductions	.77%	.79%	.80%	.82%	.89%
Net investment income (loss)	1.25%	1.45%	1.45%	1.43%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,955	$ 30,418	$ 26,678	$ 25,956	$ 30,076
Portfolio turnover rate D	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.1	1.0
General Electric Co.	0.8	1.0
British American Tobacco PLC sponsored ADR	0.8	0.9
Exxon Mobil Corp.	0.7	0.6
The Coca-Cola Co.	0.7	0.8
United Technologies Corp.	0.6	0.6
Procter & Gamble Co.	0.6	0.8
Bank of America Corp.	0.6	0.6
JPMorgan Chase & Co.	0.6	0.2
Gilead Sciences, Inc.	0.6	0.6
	7.1
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.4
Information Technology	12.2	12.4
Consumer Discretionary	12.1	10.0
Health Care	10.7	9.3
Industrials	10.4	9.5
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 4.7%	U.S. Government and U.S. Government Agency Obligations 7.2%
AAA,AA,A 1.2%	AAA,AA,A 1.2%
BBB 1.9%	BBB 1.6%
BB and Below 2.3%	BB and Below 1.6%
Not Rated 0.0%†	Not Rated 0.0%†
Equities* 87.4%	Equities** 84.0%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%
† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 88.1%	Stock Class and Equity Futures** 86.3%
Bond Class 10.0%	Bond Class 11.2%
Short-Term Class 1.9%	Short-Term Class 2.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 33.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 88.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	501,154	$ 98,356,481
Fidelity Consumer Staples Central Fund (c)	378,734	68,668,244
Fidelity Emerging Markets Equity Central Fund (c)	125,345	24,899,756
Fidelity Energy Central Fund (c)	507,036	73,469,570
Fidelity Financials Central Fund (c)	1,944,128	141,629,698
Fidelity Health Care Central Fund (c)	452,745	100,694,951
Fidelity Industrials Central Fund (c)	447,085	88,634,642
Fidelity Information Technology Central Fund (c)	626,022	139,296,157
Fidelity International Equity Central Fund (c)	3,538,411	276,208,342
Fidelity Materials Central Fund (c)	144,529	29,946,443
Fidelity Telecom Services Central Fund (c)	132,354	20,640,609
Fidelity Utilities Central Fund (c)	216,417	28,227,224
TOTAL EQUITY CENTRAL FUNDS (Cost $876,191,127)		1,090,672,117
Fixed-Income Central Funds - 10.5%

High Yield Fixed-Income Funds - 2.3%
Fidelity Floating Rate Central Fund (c)	110,489	11,754,925
Fidelity High Income Central Fund 1 (c)	170,571	17,292,490
TOTAL HIGH YIELD FIXED-INCOME FUNDS		29,047,415
Investment Grade Fixed-Income Funds - 8.2%
Fidelity Tactical Income Central Fund (c)	962,346	101,402,377
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $132,266,011)		130,449,792
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.10% (a) (Cost $13,568,412)	13,568,412	13,568,412
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 to 11/7/13 (b) (Cost $944,988)	$ 945,000	$ 944,992
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,022,970,538)	1,235,635,313
NET OTHER ASSETS (LIABILITIES) - 0.0%	(444,703)
NET ASSETS - 100%	$ 1,235,190,610
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
151 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 13,704,760	$ 254,903

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $944,992.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,164
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	867,041
Fidelity Consumer Staples Central Fund	1,695,979
Fidelity Emerging Markets Debt Central Fund	95,865
Fidelity Emerging Markets Equity Central Fund	1,032,921
Fidelity Energy Central Fund	1,070,125
Fidelity Financials Central Fund	2,366,710
Fidelity Floating Rate Central Fund	280,293
Fidelity Health Care Central Fund	717,395
Fidelity High Income Central Fund 1	1,078,379
Fidelity Industrials Central Fund	1,278,905
Fidelity Information Technology Central Fund	973,496
Fidelity International Equity Central Fund	5,016,441
Fidelity Materials Central Fund	440,553
Fidelity Tactical Income Central Fund	2,026,434
Fidelity Telecom Services Central Fund	538,160
Fidelity Utilities Central Fund	740,046
Total	$ 20,248,734
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,116,548	$ 16,932,421	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	53,988,981	27,113,153	3,942,374	98,356,481	7.3%
Fidelity Consumer Staples Central Fund	50,215,622	18,037,435	7,018,275	68,668,244	6.8%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	42,693,296	37,217,255	24,899,756	12.0%
Fidelity Energy Central Fund	51,964,564	18,698,773	8,227,428	73,469,570	7.0%
Fidelity Financials Central Fund	80,228,075	41,800,876	5,382,297	141,629,698	7.2%
Fidelity Floating Rate Central Fund	8,312,541	12,578,197	9,082,499	11,754,925	0.9%
Fidelity Health Care Central Fund	58,965,470	23,892,996	9,029,470	100,694,951	7.1%
Fidelity High Income Central Fund 1	19,608,493	6,171,776	8,493,520	17,292,490	4.3%
Fidelity Industrials Central Fund	53,056,934	20,706,516	4,221,095	88,634,642	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	16,762,962	32,505,313	-	0.0%
Fidelity Information Technology Central Fund	91,410,771	35,143,673	7,667,653	139,296,157	7.0%
Fidelity International Equity Central Fund	129,104,649	123,148,614	12,436,501	276,208,342	10.6%
Fidelity Materials Central Fund	19,882,058	7,827,277	1,352,680	29,946,443	7.5%
Fidelity Tactical Income Central Fund	91,513,713	70,359,930	56,747,833	101,402,377	1.5%
Fidelity Telecom Services Central Fund	14,818,664	6,136,240	2,485,706	20,640,609	7.0%
Fidelity Utilities Central Fund	18,841,950	8,017,548	1,347,773	28,227,224	7.1%
Total	$ 799,681,927	$ 482,171,566	$ 229,256,581	$ 1,221,121,909
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,090,672,117	$ 1,090,672,117	$ -	$ -
Fixed-Income Central Funds	130,449,792	130,449,792	-	-
Money Market Central Funds	13,568,412	13,568,412	-	-
U.S. Treasury Obligations	944,992	-	944,992	-
Total Investments in Securities:	$ 1,235,635,313	$ 1,234,690,321	$ 944,992	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 254,903	$ 254,903	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 254,903	$ -
Total Value of Derivatives	$ 254,903	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.5%
United Kingdom	5.5%
Japan	4.6%
France	2.6%
Switzerland	2.3%
Germany	1.9%
Netherlands	1.8%
Australia	1.5%
Canada	1.2%
Bermuda	1.2%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $944,988)	$ 944,992
Fidelity Central Funds (cost $1,022,025,550)	1,234,690,321
Total Investments (cost $1,022,970,538)		$ 1,235,635,313
Receivable for investments sold		1,988,181
Receivable for fund shares sold		1,942,792
Distributions receivable from Fidelity Central Funds		1,061
Receivable from investment adviser for expense reductions		2,751
Other receivables		35,694
Total assets		1,239,605,792

Liabilities
Payable for investments purchased	$ 13,974
Payable for fund shares redeemed	3,475,252
Accrued management fee	563,475
Distribution and service plan fees payable	43,032
Payable for daily variation margin for derivative instruments	101,170
Other affiliated payables	195,667
Other payables and accrued expenses	22,612
Total liabilities		4,415,182

Net Assets		$ 1,235,190,610
Net Assets consist of:
Paid in capital		$ 1,027,382,294
Undistributed net investment income		9,558,733
Accumulated undistributed net realized gain (loss) on investments		(14,670,095)
Net unrealized appreciation (depreciation) on investments		212,919,678
Net Assets		$ 1,235,190,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,805,215 ÷ 5,053,853 shares)		$ 16.38

Maximum offering price per share (100/94.25 of $16.38)		$ 17.38
Class T: Net Asset Value and redemption price per share ($13,606,263 ÷ 833,623 shares)		$ 16.32

Maximum offering price per share (100/96.50 of $16.32)		$ 16.91
Class B: Net Asset Value and offering price per share ($3,071,498 ÷ 188,522 shares)A		$ 16.29

Class C: Net Asset Value and offering price per share ($21,781,099 ÷ 1,347,838 shares)A		$ 16.16

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,100,838,328 ÷ 66,624,182 shares)		$ 16.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,088,207 ÷ 794,071 shares)		$ 16.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 633
Income from Fidelity Central Funds		20,248,734
Total income		20,249,367

Expenses
Management fee	$ 5,784,963
Transfer agent fees	1,813,166
Distribution and service plan fees	461,674
Accounting fees and expenses	343,931
Custodian fees and expenses	1,128
Independent trustees' compensation	3,767
Registration fees	112,310
Audit	37,963
Legal	3,578
Miscellaneous	7,070
Total expenses before reductions	8,569,550
Expense reductions	(229,479)	8,340,071
Net investment income (loss)		11,909,296
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	198,573
Fidelity Central Funds	25,680,778
Futures contracts	1,447,340
Capital gain distributions from Fidelity Central Funds	46,062
Total net realized gain (loss)		27,372,753
Change in net unrealized appreciation (depreciation) on: Investment securities	142,844,193
Futures contracts	417,879
Total change in net unrealized appreciation (depreciation)		143,262,072
Net gain (loss)		170,634,825
Net increase (decrease) in net assets resulting from operations		$ 182,544,121

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,909,296	$ 9,828,342
Net realized gain (loss)	27,372,753	(383,091)
Change in net unrealized appreciation (depreciation)	143,262,072	138,478,852
Net increase (decrease) in net assets resulting from operations	182,544,121	147,924,103
Distributions to shareholders from net investment income	(10,099,876)	(9,091,677)
Distributions to shareholders from net realized gain	(1,420,708)	(1,127,354)
Total distributions	(11,520,584)	(10,219,031)
Share transactions - net increase (decrease)	249,844,889	34,530,519
Total increase (decrease) in net assets	420,868,426	172,235,591

Net Assets
Beginning of period	814,322,184	642,086,593
End of period (including undistributed net investment income of $9,558,733 and undistributed net investment income of $7,836,025, respectively)	$ 1,235,190,610	$ 814,322,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Income from Investment Operations
Net investment income (loss) C	.14	.14	.13	.11	.14
Net realized and unrealized gain (loss)	2.38	2.43	(.58)	1.06	.27
Total from investment operations	2.52	2.57	(.45)	1.17	.41
Distributions from net investment income	(.14)	(.14)	(.13)	(.11)	(.17)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.17) G	(.16)	(.16)	(.12) H	(.17)
Net asset value, end of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Total Return A,B	18.14%	22.30%	(3.85)%	10.56%	4.30%
Ratios to Average Net Assets D,F
Expenses before reductions	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of fee waivers, if any	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of all reductions	1.03%	1.07%	1.08%	1.08%	1.16%
Net investment income (loss)	.91%	1.07%	1.00%	.93%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,805	$ 66,048	$ 50,854	$ 45,550	$ 22,506
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.09	.10	.10	.08	.11
Net realized and unrealized gain (loss)	2.38	2.41	(.58)	1.06	.27
Total from investment operations	2.47	2.51	(.48)	1.14	.38
Distributions from net investment income	(.10)	(.10)	(.10)	(.08)	(.15)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.12)	(.12)	(.13)	(.09) G	(.15)
Net asset value, end of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Total Return A,B	17.85%	21.86%	(4.08)%	10.33%	3.98%
Ratios to Average Net Assets D,F
Expenses before reductions	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of fee waivers, if any	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.33%	1.35%	1.33%	1.33%	1.43%
Net investment income (loss)	.61%	.80%	.75%	.68%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,606	$ 10,604	$ 8,449	$ 7,154	$ 5,491
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Income from Investment Operations
Net investment income (loss) C	.01	.03	.02	.01	.06
Net realized and unrealized gain (loss)	2.38	2.41	(.57)	1.06	.28
Total from investment operations	2.39	2.44	(.55)	1.07	.34
Distributions from net investment income	(.02)	(.01)	(.01)	(.03)	(.09)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.04)	(.03)	(.04)	(.04) G	(.09)
Net asset value, end of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Total Return A,B	17.19%	21.24%	(4.60)%	9.70%	3.44%
Ratios to Average Net Assets D,F
Expenses before reductions	1.88%	1.91%	1.91%	1.94%	1.98%
Expenses net of fee waivers, if any	1.88%	1.91%	1.91%	1.93%	1.98%
Expenses net of all reductions	1.86%	1.89%	1.89%	1.91%	1.97%
Net investment income (loss)	.08%	.25%	.18%	.10%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,071	$ 2,996	$ 2,898	$ 3,798	$ 3,123
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Income from Investment Operations
Net investment income (loss) C	.02	.04	.03	.02	.07
Net realized and unrealized gain (loss)	2.35	2.41	(.58)	1.06	.28
Total from investment operations	2.37	2.45	(.55)	1.08	.35
Distributions from net investment income	(.04)	(.05)	(.05)	(.04)	(.09)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.06)	(.07)	(.08)	(.06)	(.09)
Net asset value, end of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Total Return A,B	17.22%	21.44%	(4.62)%	9.75%	3.48%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.84%	1.84%	1.87%	1.94%
Expenses net of fee waivers, if any	1.83%	1.84%	1.84%	1.87%	1.94%
Expenses net of all reductions	1.81%	1.83%	1.82%	1.84%	1.93%
Net investment income (loss)	.13%	.32%	.26%	.17%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,781	$ 17,243	$ 13,379	$ 9,945	$ 7,179
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Income from Investment Operations
Net investment income (loss) B	.18	.18	.17	.14	.16
Net realized and unrealized gain (loss)	2.40	2.43	(.58)	1.07	.27
Total from investment operations	2.58	2.61	(.41)	1.21	.43
Distributions from net investment income	(.18)	(.17)	(.15)	(.12)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.20)	(.19)	(.18)	(.14)	(.18)
Net asset value, end of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Total Return A	18.52%	22.53%	(3.51)%	10.81%	4.54%
Ratios to Average Net Assets C,E
Expenses before reductions	.77%	.81%	.82%	.86%	.95%
Expenses net of fee waivers, if any	.77%	.81%	.82%	.86%	.95%
Expenses net of all reductions	.75%	.80%	.80%	.84%	.94%
Net investment income (loss)	1.19%	1.35%	1.27%	1.17%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472	$ 528,720
Portfolio turnover rate D	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Income from Investment Operations
Net investment income (loss) B	.18	.18	.17	.14	.17
Net realized and unrealized gain (loss)	2.39	2.43	(.59)	1.07	.28
Total from investment operations	2.57	2.61	(.42)	1.21	.45
Distributions from net investment income	(.17)	(.17)	(.16)	(.14)	(.21)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.20) F	(.19)	(.19)	(.15) G	(.21)
Net asset value, end of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Total Return A	18.45%	22.60%	(3.58)%	10.89%	4.70%
Ratios to Average Net Assets C,E
Expenses before reductions	.79%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.77%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.17%	1.35%	1.29%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,088	$ 10,710	$ 8,600	$ 6,351	$ 1,524
Portfolio turnover rate D	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)**	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Effective December 31, 2012, Geode replaced FMRC as the investment manager.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2013, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,626,836,913	$ 240,597,136	$ (32,792,622)	$ 207,804,514
Fidelity Asset Manager 30%	570,184,750	34,347,995	(4,171,325)	30,176,670
Fidelity Asset Manager 40%	494,090,523	38,340,136	(3,021,623)	35,318,513
Fidelity Asset Manager 50%	6,768,262,130	974,761,888	(196,594,777)	778,167,111
Fidelity Asset Manager 60%	841,380,333	96,417,664	(3,077,378)	93,340,286
Fidelity Asset Manager 70%	3,031,166,753	630,764,326	(151,419,211)	479,345,115
Fidelity Asset Manager 85%	1,053,439,561	221,254,964	(39,059,212)	182,195,752

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 16,001,027	$ 74,723,680	$ -	$ 207,804,514
Fidelity Asset Manager 30%	825,855	8,433,557	-	30,176,670
Fidelity Asset Manager 40%	4,033,801	10,092,899	-	35,318,513
Fidelity Asset Manager 50%	79,818,751	260,654,815	-	778,167,111
Fidelity Asset Manager 60%	18,219,474	25,479,946	-	93,340,286
Fidelity Asset Manager 70%	40,285,552	-	(47,389,599)	479,345,115
Fidelity Asset Manager 85%	12,674,670	13,024,606	-	182,195,752

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018
Fidelity Asset Manager 70%	$ (47,389,599)

The tax character of distributions paid was as follows:

September 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 110,262,124	$ 50,463,341	$ 160,725,465
Fidelity Asset Manager 30%	9,568,850	4,107,452	13,676,302
Fidelity Asset Manager 40%	6,811,798	3,459,125	10,270,923
Fidelity Asset Manager 50%	106,854,286	-	106,854,286
Fidelity Asset Manager 60%	8,993,435	5,856,740	14,850,175
Fidelity Asset Manager 70%	46,448,978	-	46,448,978
Fidelity Asset Manager 85%	11,520,584	-	11,520,584
September 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 78,508,461	$ 37,840,824	$ 116,349,285
Fidelity Asset Manager 30%	6,235,616	2,352,350	8,587,966
Fidelity Asset Manager 40%	4,654,647	1,598,545	6,253,192
Fidelity Asset Manager 50%	127,553,784	-	127,553,784
Fidelity Asset Manager 60%	5,924,871	-	5,924,871
Fidelity Asset Manager 70%	42,399,721	-	42,399,721
Fidelity Asset Manager 85%	10,219,031	-	10,219,031

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 5,823,335	$ 1,819,852
Totals (a)	$ 5,823,335	$ 1,819,852
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 478,383	$ 147,039
Totals (a)	$ 478,383	$ 147,039
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 642,386	$ 174,582
Totals (a)	$ 642,386	$ 174,582
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 7,240,742	$ 3,105,224
Totals (a)	$ 7,240,742	$ 3,105,224
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 849,508	$ 308,274
Totals (a)	$ 849,508	$ 308,274
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 1,322,680	$ 1,147,068
Totals (a)	$ 1,322,680	$ 1,147,068
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 1,447,340	$ 417,879
Totals (a)	$ 1,447,340	$ 417,879

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,173,803,959	1,008,262,146
Fidelity Asset Manager 30%	265,111,684	86,195,170
Fidelity Asset Manager 40%	237,129,311	90,747,951
Fidelity Asset Manager 50%	1,753,447,133	1,416,978,708
Fidelity Asset Manager 60%	390,610,831	164,406,703
Fidelity Asset Manager 70%	771,990,342	631,551,660
Fidelity Asset Manager 85%	482,171,566	229,256,581

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

During the period, FMR paid a portion of the management fees received from each Fund to the Fidelity Central Funds' investment advisers, certain of whom are also affiliates, for managing the assets of the Fidelity Central Funds. Effective December 31, 2012, Geode replaced FMRC as the investment manager for the Fidelity Commodity Strategy Central Fund. FMR no longer pays a portion of the management fees received from each Fund to the investment manager for managing the assets of the Fidelity Commodity Strategy Central Fund.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 116,267	$ 8,929
Class T	.25%	.25%	100,044	1,091
Class B	.75%	.25%	27,254	20,502
Class C	.75%	.25%	241,760	68,583
			$ 485,325	$ 99,105

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 32,584	$ 1,748
Class T	.25%	.25%	34,510	176
Class B	.75%	.25%	10,753	8,335
Class C	.75%	.25%	96,126	33,959
			$ 173,973	$ 44,218
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 40,586	$ 3,781
Class T	.25%	.25%	27,990	325
Class B	.75%	.25%	7,756	5,878
Class C	.75%	.25%	76,035	24,744
			$ 152,367	$ 34,728
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 170,545	$ 8,282
Class T	.25%	.25%	131,356	1,022
Class B	.75%	.25%	38,990	29,739
Class C	.75%	.25%	260,856	75,614
			$ 601,747	$ 114,657
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 102,536	$ 3,999
Class T	.25%	.25%	61,006	437
Class B	.75%	.25%	16,872	12,819
Class C	.75%	.25%	127,581	39,364
			$ 307,995	$ 56,619
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 310,207	$ 7,938
Class T	.25%	.25%	215,764	2,225
Class B	.75%	.25%	67,270	50,878
Class C	.75%	.25%	411,613	56,190
			$ 1,004,854	$ 117,231
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 183,728	$ 2,200
Class T	.25%	.25%	59,166	920
Class B	.75%	.25%	29,635	22,478
Class C	.75%	.25%	189,145	46,086
			$ 461,674	$ 71,684

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 23,794
Class T	6,122
Class B*	4,168
Class C*	11,170
$ 45,254
Fidelity Asset Manager 30%
Class A	$ 14,349
Class T	3,975
Class B*	990
Class C*	4,239
$ 23,553

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 40%	Retained by FDC
Class A	$ 17,186
Class T	3,100
Class B*	753
Class C*	1,814
$ 22,853
Fidelity Asset Manager 50%
Class A	$ 41,647
Class T	9,958
Class B*	8,747
Class C*	6,617
$ 66,969
Fidelity Asset Manager 60%
Class A	$ 36,152
Class T	8,070
Class B*	3,611
Class C*	3,147
$ 50,980
Fidelity Asset Manager 70%
Class A	$ 34,827
Class T	14,148
Class B*	11,104
Class C*	3,611
$ 63,690
Fidelity Asset Manager 85%
Class A	$ 31,121
Class T	6,855
Class B*	3,636
Class C*	3,572
$ 45,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 59,268.13
Class T	30,769.15
Class B	4,786.18
Class C	36,859.15
Asset Manager 20%	4,087,721.09
Institutional Class	39,265.12
	$ 4,258,668
Fidelity Asset Manager 30%
Class A	$ 17,857.14
Class T	10,185.15
Class B	1,900.18
Class C	14,581.15
Asset Manager 30%	369,086.08
Institutional Class	4,392.14
	$ 418,001

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 40%	Amount	% of Average Net Assets
Class A	$ 21,860.13
Class T	8,678.16
Class B	1,501.19
Class C	11,789.16
Asset Manager 40%	340,341.08
Institutional Class	1,423.14
	$ 385,592
Fidelity Asset Manager 50%
Class A	$ 144,029.21
Class T	54,628.21
Class B	8,161.21
Class C	55,430.21
Asset Manager 50%	10,339,638.15
Institutional Class	36,777.19
	$ 10,638,663
Fidelity Asset Manager 60%
Class A	$ 79,551.19
Class T	24,753.20
Class B	4,639.27
Class C	28,323.22
Asset Manager 60%	887,179.13
Institutional Class	18,536.21
	$ 1,042,981
Fidelity Asset Manager 70%
Class A	$ 266,837.22
Class T	95,859.22
Class B	20,065.30
Class C	87,264.21
Asset Manager 70%	4,378,772.15
Institutional Class	61,924.19
	$ 4,910,721
Fidelity Asset Manager 85%
Class A	$ 146,895.20
Class T	29,221.25
Class B	8,312.28
Class C	43,930.23
Asset Manager 85%	1,562,339.17
Institutional Class	22,469.19
	$ 1,813,166

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 16,520,000.43%		$ 195

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,440
Fidelity Asset Manager 30%	1,038
Fidelity Asset Manager 40%	943
Fidelity Asset Manager 50%	16,692
Fidelity Asset Manager 60%	1,663
Fidelity Asset Manager 70%	7,301
Fidelity Asset Manager 85%	2,199

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of each Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary. During the period, this waiver reduced each Fund's management fee as follows:

Fidelity Asset Manager 20%	$ 7,485
Fidelity Asset Manager 30%	633
Fidelity Asset Manager 40%	577
Fidelity Asset Manager 50%	10,800
Fidelity Asset Manager 60%	999
Fidelity Asset Manager 70%	4,636
Fidelity Asset Manager 85%	1,688

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Asset Manager 30%
Class B	1.65%	$ 133
Fidelity Asset Manager 40%
Class B	1.65%	245
Fidelity Asset Manager 60%
Class B	1.85%	704

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 12,362
Fidelity Asset Manager 30%	2,331
Fidelity Asset Manager 40%	1,140
Fidelity Asset Manager 50%	50,459
Fidelity Asset Manager 60%	1,525
Fidelity Asset Manager 70%	27,930
Fidelity Asset Manager 85%	8,890

Annual Report

8. Expense Reductions - continued

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 244,209	$ 1
Fidelity Asset Manager 30%	31,402	11
Fidelity Asset Manager 40%	37,057	8
Fidelity Asset Manager 50%	1,005,119	-
Fidelity Asset Manager 60%	99,784	10
Fidelity Asset Manager 70%	614,077	-
Fidelity Asset Manager 85%	218,891	10

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2013	2012
Fidelity Asset Manager 20%
From net investment income
Class A	$ 479,180	$ 583,118
Class T	153,380	210,407
Class B	7,798	17,047
Class C	73,479	132,811
Asset Manager 20%	63,713,389	68,418,562
Institutional Class	417,892	437,120
Total	$ 64,845,118	$ 69,799,065
From net realized gain
Class A	$ 938,257	$ 483,498
Class T	394,767	220,386
Class B	54,940	36,239
Class C	461,388	238,563
Asset Manager 20%	93,409,011	45,274,181
Institutional Class	621,984	297,353
Total	$ 95,880,347	$ 46,550,220
Fidelity Asset Manager 30%
From net investment income
Class A	$ 135,255	$ 160,177
Class T	53,266	70,810
Class B	3,647	7,802
Class C	36,680	49,900
Asset Manager 30%	6,258,064	5,145,514
Institutional Class	42,424	26,858
Total	$ 6,529,336	$ 5,461,061
From net realized gain
Class A	$ 201,136	$ 129,837
Class T	120,146	63,827
Class B	19,017	12,710
Class C	142,208	70,780
Asset Manager 30%	6,625,598	2,835,713
Institutional Class	38,861	14,038
Total	$ 7,146,966	$ 3,126,905

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2013	2012
Fidelity Asset Manager 40%
From net investment income
Class A	$ 158,417	$ 173,549
Class T	39,541	52,491
Class B	1,513	5,723
Class C	19,828	37,687
Asset Manager 40%	5,081,687	3,962,283
Institutional Class	11,858	11,861
Total	$ 5,312,844	$ 4,243,594
From net realized gain
Class A	$ 184,146	$ 102,783
Class T	63,920	37,753
Class B	10,654	7,868
Class C	88,165	36,489
Asset Manager 40%	4,600,582	1,819,574
Institutional Class	10,612	5,131
Total	$ 4,958,079	$ 2,009,598
Fidelity Asset Manager 50%
From net investment income
Class A	$ 741,245	$ 817,293
Class T	222,996	270,867
Class B	13,979	31,121
Class C	103,090	152,385
Asset Manager 50%	99,187,965	116,058,976
Institutional Class	251,043	187,204
Total	$ 100,520,318	$ 117,517,846
From net realized gain
Class A	$ 56,331	$ 84,098
Class T	20,938	32,684
Class B	3,654	6,752
Class C	21,738	28,966
Asset Manager 50%	6,215,885	9,869,460
Institutional Class	15,422	13,978
Total	$ 6,333,968	$ 10,035,938
Fidelity Asset Manager 60%
From net investment income
Class A	$ 328,716	$ 275,899
Class T	63,101	59,208
Class C	25,403	14,357
Asset Manager 60%	7,048,830	4,467,505
Institutional Class	95,899	77,324
Total	$ 7,561,949	$ 4,894,293
From net realized gain
Class A	$ 413,664	$ 77,818
Class T	117,788	21,710
Class B	17,787	2,990
Class C	118,551	17,548
Asset Manager 60%	6,524,537	893,501
Institutional Class	95,899	17,011
Total	$ 7,288,226	$ 1,030,578

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2013	2012
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,324,356	$ 1,391,891
Class T	339,999	388,992
Class B	3,770	17,307
Class C	146,051	144,084
Asset Manager 70%	39,066,778	36,011,371
Institutional Class	413,566	441,084
Total	$ 41,294,520	$ 38,394,729
From net realized gain
Class A	$ 208,014	$ 179,368
Class T	71,831	66,155
Class B	12,568	15,452
Class C	65,396	53,763
Asset Manager 70%	4,744,953	3,644,875
Institutional Class	51,696	45,379
Total	$ 5,154,458	$ 4,004,992
Fidelity Asset Manager 85%
From net investment income
Class A	$ 676,599	$ 606,515
Class T	72,835	74,608
Class B	3,120	3,490
Class C	49,012	57,406
Asset Manager 85%	9,165,124	8,217,929
Institutional Class	133,186	131,729
Total	$ 10,099,876	$ 9,091,677
From net realized gain
Class A	$ 114,355	$ 89,854
Class T	17,837	14,774
Class B	4,992	4,985
Class C	29,407	23,919
Asset Manager 85%	1,235,747	978,325
Institutional Class	18,370	15,497
Total	$ 1,420,708	$ 1,127,354

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Fidelity Asset Manager 20%
Class A
Shares sold	1,072,310	1,518,992	$ 14,229,542	$ 19,757,344
Reinvestment of distributions	103,451	79,502	1,359,185	1,017,651
Shares redeemed	(1,437,277)	(953,045)	(19,068,299)	(12,398,846)
Net increase (decrease)	(261,516)	645,449	$ (3,479,572)	$ 8,376,149
Class T
Shares sold	503,660	361,373	$ 6,684,808	$ 4,668,325
Reinvestment of distributions	35,623	30,086	467,031	383,804
Shares redeemed	(472,247)	(387,129)	(6,260,470)	(5,025,013)
Net increase (decrease)	67,036	4,330	$ 891,369	$ 27,116
Class B
Shares sold	46,709	16,882	$ 618,923	$ 218,774
Reinvestment of distributions	3,859	3,329	50,446	42,226
Shares redeemed	(51,804)	(57,139)	(685,608)	(742,425)
Net increase (decrease)	(1,236)	(36,928)	$ (16,239)	$ (481,425)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Class C
Shares sold	626,504	624,517	$ 8,291,054	$ 8,082,902
Reinvestment of distributions	35,345	24,852	461,389	315,219
Shares redeemed	(495,012)	(488,533)	(6,542,594)	(6,317,053)
Net increase (decrease)	166,837	160,836	$ 2,209,849	$ 2,081,068
Asset Manager 20%
Shares sold	96,013,989	110,791,537	$ 1,277,520,736	$ 1,443,456,906
Reinvestment of distributions	11,559,495	8,552,147	152,172,535	109,845,938
Shares redeemed	(100,546,326)	(58,464,088)	(1,338,047,432)	(761,608,801)
Net increase (decrease)	7,027,158	60,879,596	$ 91,645,839	$ 791,694,043
Institutional Class
Shares sold	651,514	746,636	$ 8,663,645	$ 9,733,662
Reinvestment of distributions	72,138	52,901	949,473	679,004
Shares redeemed	(543,569)	(354,990)	(7,226,120)	(4,638,626)
Net increase (decrease)	180,083	444,547	$ 2,386,998	$ 5,774,040
Fidelity Asset Manager 30%
Class A
Shares sold	653,584	577,913	$ 6,686,244	$ 5,641,039
Reinvestment of distributions	31,306	27,604	315,241	264,902
Shares redeemed	(363,052)	(442,523)	(3,699,867)	(4,366,332)
Net increase (decrease)	321,838	162,994	$ 3,301,618	$ 1,539,609
Class T
Shares sold	233,362	219,574	$ 2,373,957	$ 2,138,276
Reinvestment of distributions	14,971	11,479	150,319	110,126
Shares redeemed	(215,479)	(107,895)	(2,204,813)	(1,058,642)
Net increase (decrease)	32,854	123,158	$ 319,463	$ 1,189,760
Class B
Shares sold	12,613	11,421	$ 128,712	$ 111,959
Reinvestment of distributions	2,116	2,026	21,172	19,302
Shares redeemed	(21,474)	(18,126)	(218,847)	(175,630)
Net increase (decrease)	(6,745)	(4,679)	$ (68,963)	$ (44,369)
Class C
Shares sold	572,959	355,074	$ 5,839,804	$ 3,473,890
Reinvestment of distributions	17,198	11,921	171,974	113,510
Shares redeemed	(218,996)	(221,287)	(2,229,117)	(2,164,272)
Net increase (decrease)	371,161	145,708	$ 3,782,661	$ 1,423,128
Asset Manager 30%
Shares sold	31,117,234	20,685,013	$ 318,211,749	$ 202,410,648
Reinvestment of distributions	1,251,916	809,968	12,630,820	7,818,534
Shares redeemed	(14,550,386)	(7,843,603)	(148,859,342)	(76,942,998)
Net increase (decrease)	17,818,764	13,651,378	$ 181,983,227	$ 133,286,184
Institutional Class
Shares sold	328,145	102,207	$ 3,369,248	$ 1,006,073
Reinvestment of distributions	7,390	3,823	74,686	36,969
Shares redeemed	(95,257)	(29,306)	(981,606)	(289,223)
Net increase (decrease)	240,278	76,724	$ 2,462,328	$ 753,819
Fidelity Asset Manager 40%
Class A
Shares sold	732,687	461,185	$ 7,536,895	$ 4,475,378
Reinvestment of distributions	33,419	28,704	335,702	269,281
Shares redeemed	(650,778)	(232,222)	(6,748,346)	(2,244,087)
Net increase (decrease)	115,328	257,667	$ 1,124,251	$ 2,500,572
Class T
Shares sold	325,545	180,735	$ 3,361,131	$ 1,751,259
Reinvestment of distributions	9,741	9,025	97,523	84,442
Shares redeemed	(156,208)	(126,362)	(1,602,375)	(1,223,908)
Net increase (decrease)	179,078	63,398	$ 1,856,279	$ 611,793

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Class B
Shares sold	16,536	3,589	$ 171,081	$ 34,352
Reinvestment of distributions	1,106	1,316	11,045	12,262
Shares redeemed	(27,889)	(15,728)	(286,480)	(151,847)
Net increase (decrease)	(10,247)	(10,823)	$ (104,354)	$ (105,233)
Class C
Shares sold	336,075	370,485	$ 3,473,006	$ 3,620,785
Reinvestment of distributions	10,381	7,481	103,548	69,947
Shares redeemed	(149,612)	(131,163)	(1,532,971)	(1,265,422)
Net increase (decrease)	196,844	246,803	$ 2,043,583	$ 2,425,310
Asset Manager 40%
Shares sold	24,119,194	22,082,156	$ 247,892,288	$ 213,417,875
Reinvestment of distributions	941,992	595,004	9,473,812	5,611,636
Shares redeemed	(11,163,945)	(6,151,917)	(114,965,823)	(59,591,209)
Net increase (decrease)	13,897,241	16,525,243	$ 142,400,277	$ 159,438,302
Institutional Class
Shares sold	70,452	47,234	$ 729,401	$ 463,860
Reinvestment of distributions	1,870	1,389	18,813	13,067
Shares redeemed	(50,222)	(22,058)	(520,470)	(213,682)
Net increase (decrease)	22,100	26,565	$ 227,744	$ 263,245
Fidelity Asset Manager 50%
Class A
Shares sold	1,449,019	1,187,775	$ 24,581,030	$ 18,468,869
Reinvestment of distributions	45,191	56,747	752,382	857,626
Shares redeemed	(1,095,633)	(811,485)	(18,586,263)	(12,657,721)
Net increase (decrease)	398,577	433,037	$ 6,747,149	$ 6,668,774
Class T
Shares sold	663,909	386,790	$ 11,208,621	$ 6,039,566
Reinvestment of distributions	13,977	18,419	232,652	278,056
Shares redeemed	(431,674)	(393,734)	(7,344,423)	(6,143,199)
Net increase (decrease)	246,212	11,475	$ 4,096,850	$ 174,423
Class B
Shares sold	18,595	22,355	$ 317,435	$ 344,462
Reinvestment of distributions	832	1,905	13,783	28,524
Shares redeemed	(57,076)	(53,392)	(958,706)	(828,947)
Net increase (decrease)	(37,649)	(29,132)	$ (627,488)	$ (455,961)
Class C
Shares sold	740,412	422,627	$ 12,534,043	$ 6,556,946
Reinvestment of distributions	6,106	9,375	101,096	140,582
Shares redeemed	(324,505)	(295,440)	(5,513,484)	(4,562,022)
Net increase (decrease)	422,013	136,562	$ 7,121,655	$ 2,135,506
Asset Manager 50%
Shares sold	52,511,533	59,240,193	$ 892,040,605	$ 917,159,365
Reinvestment of distributions	6,122,585	8,031,099	102,124,495	121,763,329
Shares redeemed	(61,301,083)	(56,779,363)	(1,040,806,221)	(885,967,433)
Net increase (decrease)	(2,666,965)	10,491,929	$ (46,641,121)	$ 152,955,261
Institutional Class
Shares sold	607,378	753,749	$ 10,245,736	$ 11,827,227
Reinvestment of distributions	14,565	12,561	242,976	191,717
Shares redeemed	(317,709)	(373,724)	(5,403,875)	(5,805,459)
Net increase (decrease)	304,234	392,586	$ 5,084,837	$ 6,213,485

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Fidelity Asset Manager 60%
Class A
Shares sold	1,450,767	913,908	$ 15,389,690	$ 8,803,044
Reinvestment of distributions	73,353	38,621	732,795	346,427
Shares redeemed	(1,442,772)	(788,357)	(15,452,485)	(7,563,106)
Net increase (decrease)	81,348	164,172	$ 670,000	$ 1,586,365
Class T
Shares sold	354,359	447,916	$ 3,751,085	$ 4,292,853
Reinvestment of distributions	17,437	8,853	173,843	79,237
Shares redeemed	(270,534)	(254,362)	(2,824,279)	(2,454,557)
Net increase (decrease)	101,262	202,407	$ 1,100,649	$ 1,917,533
Class B
Shares sold	32,445	19,289	$ 344,999	$ 185,299
Reinvestment of distributions	1,682	318	16,834	2,853
Shares redeemed	(48,869)	(57,869)	(511,923)	(548,074)
Net increase (decrease)	(14,742)	(38,262)	$ (150,090)	$ (359,922)
Class C
Shares sold	863,812	382,232	$ 9,144,225	$ 3,652,829
Reinvestment of distributions	13,615	3,383	135,192	30,208
Shares redeemed	(224,211)	(171,714)	(2,344,110)	(1,630,359)
Net increase (decrease)	653,216	213,901	$ 6,935,307	$ 2,052,678
Asset Manager 60%
Shares sold	34,839,686	39,444,451	$ 366,719,567	$ 375,984,511
Reinvestment of distributions	1,340,899	588,365	13,422,397	5,289,399
Shares redeemed	(15,008,590)	(13,505,874)	(159,263,852)	(131,208,669)
Net increase (decrease)	21,171,995	26,526,942	$ 220,878,112	$ 250,065,241
Institutional Class
Shares sold	160,584	397,418	$ 1,703,978	$ 3,874,714
Reinvestment of distributions	18,042	10,368	180,782	93,209
Shares redeemed	(295,925)	(379,108)	(3,146,348)	(3,675,939)
Net increase (decrease)	(117,299)	28,678	$ (1,261,588)	$ 291,984
Fidelity Asset Manager 70%
Class A
Shares sold	1,287,419	1,132,191	$ 23,452,490	$ 18,409,073
Reinvestment of distributions	83,843	97,648	1,438,739	1,475,462
Shares redeemed	(1,797,709)	(1,591,472)	(32,849,347)	(26,014,266)
Net increase (decrease)	(426,447)	(361,633)	$ (7,958,118)	$ (6,129,731)
Class T
Shares sold	339,651	371,849	$ 6,181,137	$ 6,048,158
Reinvestment of distributions	22,597	29,030	388,219	438,926
Shares redeemed	(582,162)	(635,594)	(10,591,002)	(10,270,953)
Net increase (decrease)	(219,914)	(234,715)	$ (4,021,646)	$ (3,783,869)
Class B
Shares sold	13,127	10,786	$ 236,917	$ 178,448
Reinvestment of distributions	859	1,945	14,844	29,519
Shares redeemed	(188,800)	(204,593)	(3,433,038)	(3,340,584)
Net increase (decrease)	(174,814)	(191,862)	$ (3,181,277)	$ (3,132,617)
Class C
Shares sold	431,551	414,913	$ 7,910,563	$ 6,780,955
Reinvestment of distributions	11,078	11,566	190,092	174,761
Shares redeemed	(275,792)	(404,942)	(4,970,010)	(6,546,101)
Net increase (decrease)	166,837	21,537	$ 3,130,645	$ 409,615
Asset Manager 70%
Shares sold	28,246,048	38,962,553	$ 516,657,613	$ 623,672,627
Reinvestment of distributions	2,510,724	2,576,388	43,109,127	38,929,219
Shares redeemed	(23,977,212)	(25,205,153)	(436,891,308)	(409,297,914)
Net increase (decrease)	6,779,560	16,333,788	$ 122,875,432	$ 253,303,932

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Institutional Class
Shares sold	531,511	410,441	$ 9,726,788	$ 6,792,107
Reinvestment of distributions	26,717	28,506	459,001	431,017
Shares redeemed	(682,888)	(494,273)	(12,618,227)	(7,971,605)
Net increase (decrease)	(124,660)	(55,326)	$ (2,432,438)	$ (748,481)
Fidelity Asset Manager 85%
Class A
Shares sold	1,422,130	1,137,688	$ 21,562,311	$ 14,901,786
Reinvestment of distributions	55,905	57,009	777,639	684,104
Shares redeemed	(1,131,712)	(862,594)	(17,144,798)	(11,362,295)
Net increase (decrease)	346,323	332,103	$ 5,195,152	$ 4,223,595
Class T
Shares sold	255,386	204,577	$ 3,800,849	$ 2,672,679
Reinvestment of distributions	6,408	7,374	89,010	88,345
Shares redeemed	(186,981)	(182,949)	(2,769,038)	(2,385,870)
Net increase (decrease)	74,813	29,002	$ 1,120,821	$ 375,154
Class B
Shares sold	10,516	7,122	$ 158,919	$ 93,038
Reinvestment of distributions	539	643	7,499	7,723
Shares redeemed	(37,423)	(44,228)	(551,324)	(582,548)
Net increase (decrease)	(26,368)	(36,463)	$ (384,906)	$ (481,787)
Class C
Shares sold	379,470	393,021	$ 5,643,922	$ 5,109,265
Reinvestment of distributions	5,384	6,384	74,359	76,102
Shares redeemed	(282,321)	(319,988)	(4,132,142)	(4,129,934)
Net increase (decrease)	102,533	79,417	$ 1,586,139	$ 1,055,433
Asset Manager 85%
Shares sold	28,559,921	12,524,715	$ 423,445,322	$ 164,242,667
Reinvestment of distributions	731,320	747,592	10,238,478	9,030,913
Shares redeemed	(12,632,337)	(10,927,056)	(191,882,465)	(144,182,077)
Net increase (decrease)	16,658,904	2,345,251	$ 241,801,335	$ 29,091,503
Institutional Class
Shares sold	281,737	350,864	$ 4,299,430	$ 4,659,274
Reinvestment of distributions	10,653	11,945	148,714	143,941
Shares redeemed	(257,406)	(339,482)	(3,921,796)	(4,536,594)
Net increase (decrease)	34,984	23,327	$ 526,348	$ 266,621

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	28%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011- present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$79,689,179
Asset Manager 30%	$9,071,693
Asset Manager 40%	$10,600,334
Asset Manager 50%	$260,654,815
Asset Manager 60%	$26,981,834
Asset Manager 85%	$13,024,606

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	5.61%
Asset Manager 30%	5.08%
Asset Manager 40%	4.32%
Asset Manager 50%	3.73%
Asset Manager 60%	3.14%
Asset Manager 70%	2.13%
Asset Manager 85%	0.97%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2013 to September 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$43,199,526
Asset Manager 30%	$5,212,315
Asset Manager 40%	$2,846,704
Asset Manager 50%	$50,472,647

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Retail Class
Asset Manager 20%
December 2012	5%
February 2013	16%
March 2013	16%
April 2013	16%
May 2013	16%
June 2013	16%
July 2013	16%
August 2013	16%
September 2013	16%

Retail Class
Asset Manager 30%
December 2012	9%
February 2013	20%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	20%
July 2013	20%
August 2013	20%
September 2013	20%

Retail Class
Asset Manager 40%
December 2012	15%
April 2013	42%
July 2013	42%

Retail Class
Asset Manager 50%
December 2012	29%
April 2013	46%
July 2013	46%

Retail Class
Asset Manager 60%
December 2012	34%

Retail Class
Asset Manager 70%
December 2012	39%

Retail Class
Asset Manager 85%
December 2012	52%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Asset Manager 20%
December 2012	6%
February 2013	27%
March 2013	27%
April 2013	27%
May 2013	27%
June 2013	27%
July 2013	27%
August 2013	27%
September 2013	27%
Retail Class
Asset Manager 30%
December 2012	11%
February 2013	35%
March 2013	35%
April 2013	35%
May 2013	35%
June 2013	35%
July 2013	35%
August 2013	35%
September 2013	35%

Retail Class
Asset Manager 40%
December 2012	20%
April 2013	76%
July 2013	76%

Retail Class
Asset Manager 50%
December 2012	38%
April 2013	84%
July 2013	83%

Retail Class
Asset Manager 60%
December 2012	57%

Retail Class
Asset Manager 70%
December 2012	65%

Retail Class
Asset Manager 85%
December 2012	87%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisors), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 50% ranked below its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2012 and the total expense ratio of Class T ranked equal to its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class B, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2012, the total expense ratio of Class C ranked equal to its competitive median for 2012, and the total expense ratio of Class T ranked above its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each of Fidelity Asset Manager 70% and Fidelity Asset Manager 85% ranked below its competitive median for 2012 and the total expense ratio of each of Class T and Class B of each of Fidelity Asset Manager 70% and Fidelity Asset Manager 85% ranked above its competitive median for 2012.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Annual Report

September 30, 2013

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Asset Manager® 20% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-2.48%	4.76%	4.41%
Class T (incl. 3.50% sales charge) B	-0.33%	5.00%	4.48%
Class B (incl. contingent deferred sales charge) C	-2.29%	4.85%	4.45%
Class C (incl. contingent deferred sales charge) D	1.73%	5.20%	4.47%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 20% - Class A on September 30, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

16,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,400
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$15,404 Fidelity Advisor Asset Manager 20% - Class A

$15,670 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 30% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.44%	5.77%	2.66%
Class T (incl. 3.50% sales charge)	1.68%	6.02%	2.81%
Class B (incl. contingent deferred sales charge) B	-0.19%	5.92%	2.76%
Class C (incl. contingent deferred sales charge) C	3.75%	6.21%	2.89%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,100
2008
2009
2010
2011
2012
2013
Period Ending Values
$11,698 Fidelity Advisor Asset Manager 30% - Class A
$13,498 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 40% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	1.68%	6.46%	2.66%
Class T (incl. 3.50% sales charge)	3.85%	6.69%	2.80%
Class B (incl. contingent deferred sales charge) B	2.11%	6.62%	2.76%
Class C (incl. contingent deferred sales charge) C	6.02%	6.90%	2.90%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$6,600
2008
2009
2010
2011
2012
2013
Period Ending Values
$11,701 Fidelity Advisor Asset Manager 40% - Class A
$13,498 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 50% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	3.68%	7.29%	4.93%
Class T (incl. 3.50% sales charge) B	5.92%	7.54%	5.00%
Class B (incl. contingent deferred sales charge) C	4.20%	7.44%	4.98%
Class C (incl. contingent deferred sales charge) D	8.21%	7.75%	5.00%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Class A on September 30, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

———	$16,185	Fidelity Advisor Asset Manager 50% - Class A
- - - - -	$20,737	S&P 500® Index

Annual Report

Fidelity Advisor Asset Manager 60% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	5.70%	7.84%	2.58%
Class T (incl. 3.50% sales charge)	7.86%	8.08%	2.71%
Class B (incl. contingent deferred sales charge) B	6.21%	8.01%	2.66%
Class C (incl. contingent deferred sales charge) C	10.24%	8.32%	2.82%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

12,500
11,000
10,000
9,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012
2013
Period Ending Values
$11,643 Fidelity Advisor Asset Manager 60% - Class A
$12,261 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 70% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	7.97%	8.05%	5.23%
Class T (incl. 3.50% sales charge) B	10.31%	8.28%	5.34%
Class B (incl. contingent deferred sales charge)C	8.61%	8.17%	5.43%
Class C (incl. contingent deferred sales charge) D	12.70%	8.53%	5.46%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Class A on September 30, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on September 23, 2008. See above for additional information regarding the performance of Class A.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

———	$16,651	Fidelity Advisor Asset Manager 70% - Class A
- - - - -	$20,737	S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 85% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	11.35%	8.59%	6.50%
Class T (incl. 3.50% sales charge) B	13.72%	8.81%	6.55%
Class B (incl. contingent deferred sales charge) C	12.19%	8.71%	6.54%
Class C (incl. contingent deferred sales charge) D	16.22%	9.05%	6.56%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Class A on September 30, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,000
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

———	$18,769	Fidelity Advisor Asset Manager 85% - Class A
- - - - -	$20,737	S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending September 30, 2013, despite bouts of volatility at either end of the period. Strong advances were fueled by a generally improving global economy and accommodative monetary policies worldwide. The trend was positive for much of the period, based largely on strengthening U.S. economic data. The broad-based S&P 500® Index set a series of new highs in rising 19.34% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to a 15.59% gain. The growth-oriented Nasdaq Composite Index® had an even stronger run, advancing 22.77%. Early in the period, stocks slipped on investor anxiety over the impending U.S. presidential election and federal debt-ceiling deadline. Although equities rebounded in the new year and steadily increased through late May, news that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stock markets in flux for the remainder of the period. The Fed eventually put aside an imminent tapering, but markets turned skittish over a possible military strike in Syria and a U.S. budget impasse that threatened to shut down the government. Elsewhere, non-U.S. developed-markets equities continued their rebound, with the MSCI® EAFE® Index adding 23.91%. On the bond side of the ledger, U.S. high-yield securities rallied alongside equities for most of the period, but cooled off in May and June, when interest rates spiked on possible Fed tightening. Yet, the sector still solidly advanced, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.09% for the period. The more rate-sensitive U.S. investment-grade bond category faced a tough headwind, as reflected in the -1.68% return of the Barclays® U.S. Aggregate Bond Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Class A, Class T, Class B and Class C shares of the seven Advisor Asset Manager Funds (excluding sales charges) posted mixed results versus their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this report.) Relative to the benchmarks, asset allocation contributed the most to the more fixed-income-oriented Funds, but was a modest detractor in the more equity-oriented 70% and 85% Funds. On the plus side, I succeeded with my strategy of maintaining lighter-than-benchmark allocations to cash and the more defensive investment-grade bond category in favor of small out-of-benchmark stakes high-yield bonds, floating-rate bank-loan securities and Treasury Inflation-Protected Securities (TIPS). On a standalone basis, the return of the TIPS central fund significantly lagged the Funds' Composite benchmarks. However, I use TIPS for their high credit quality and inflation-protection features as part of my integrated fixed-income strategy that, on a net basis, was the primary driver of the Funds' asset-allocation contribution. Additionally, overweighting U.S. equities helped, but underweighting foreign developed-markets equities, which performed well, and holding a fairly small non-benchmark position in emerging-markets (EM) equities, negated the benefit of our domestic stock positioning, particularly in the 60%, 70% and 85% Funds. Security selection contributed across all of the Funds, but was a larger contributor in Funds with greater equity allocations, primarily because of adroit stock picking in domestic equities, led by outsized contributions from the information technology, health care and energy central funds. Solid results from the investment-grade bond central fund also helped, and when combined with U.S. equities, the total contribution more than offset weak security selection in foreign developed-markets stocks. In terms of notable positioning shifts, I increased the Funds' allocations to foreign developed-markets stocks and reduced their exposure to EM equities during the period. I also largely eliminated our small position in the commodities index central fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,012.50	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Class T	1.10%
Actual		$ 1,000.00	$ 1,011.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class B	1.61%
Actual		$ 1,000.00	$ 1,009.40	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Class C	1.59%
Actual		$ 1,000.00	$ 1,008.80	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 8.04
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,014.10	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.69
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,014.60	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 30%
Class A	.87%
Actual		$ 1,000.00	$ 1,023.90	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.13%
Actual		$ 1,000.00	$ 1,022.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.72
Class B	1.65%
Actual		$ 1,000.00	$ 1,019.90	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.63%
Actual		$ 1,000.00	$ 1,019.20	$ 8.25
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.24
Asset Manager 30%	.56%
Actual		$ 1,000.00	$ 1,024.50	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,024.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,021.96	$ 3.14
Fidelity Asset Manager 40%
Class A	.87%
Actual		$ 1,000.00	$ 1,035.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.14%
Actual		$ 1,000.00	$ 1,034.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.77
Class B	1.65%
Actual		$ 1,000.00	$ 1,032.30	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.64%
Actual		$ 1,000.00	$ 1,032.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.29
Asset Manager 40%	.57%
Actual		$ 1,000.00	$ 1,037.40	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.21	$ 2.89
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,037.10	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,021.96	$ 3.14
Fidelity Asset Manager 50%
Class A	.99%
Actual		$ 1,000.00	$ 1,047.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.10	$ 5.01
Class T	1.23%
Actual		$ 1,000.00	$ 1,046.20	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.23
Class B	1.73%
Actual		$ 1,000.00	$ 1,043.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.39	$ 8.74
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class C	1.74%
Actual		$ 1,000.00	$ 1,043.30	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.67%
Actual		$ 1,000.00	$ 1,048.80	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,048.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Fidelity Asset Manager 60%
Class A	1.05%
Actual		$ 1,000.00	$ 1,058.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class T	1.31%
Actual		$ 1,000.00	$ 1,057.00	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.63
Class B	1.85%
Actual		$ 1,000.00	$ 1,054.00	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.84%
Actual		$ 1,000.00	$ 1,054.40	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 60%	.74%
Actual		$ 1,000.00	$ 1,060.50	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,059.50	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Fidelity Asset Manager 70%
Class A	1.06%
Actual		$ 1,000.00	$ 1,072.20	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class T	1.31%
Actual		$ 1,000.00	$ 1,070.50	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.63
Class B	1.89%
Actual		$ 1,000.00	$ 1,067.50	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Class C	1.81%
Actual		$ 1,000.00	$ 1,068.00	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Asset Manager 70%	.74%
Actual		$ 1,000.00	$ 1,073.70	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,073.10	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$ 1,000.00	$ 1,091.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class T	1.35%
Actual		$ 1,000.00	$ 1,089.50	$ 7.07
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.87%
Actual		$ 1,000.00	$ 1,086.70	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Class C	1.84%
Actual		$ 1,000.00	$ 1,087.50	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 85%	.76%
Actual		$ 1,000.00	$ 1,092.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,092.80	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .16%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.2	18.0
Fannie Mae	6.7	7.8
Freddie Mac	2.7	3.6
Ginnie Mae	2.0	2.2
Wachovia Bank Commercial Mortgage Trust	1.4	1.7
	29.0
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 28.0%	U.S. Government and U.S. Government Agency Obligations 32.0%
AAA,AA,A 7.9%	AAA,AA,A 7.1%
BBB 10.9%	BBB 8.1%
BB and Below 5.8%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.4%
Equities* 23.3%	Equities** 21.0%
Short-Term Investments and Net Other Assets 23.9%	Short-Term Investments and Net Other Assets 25.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.3	0.3
General Electric Co.	0.3	0.3
British American Tobacco PLC sponsored ADR	0.2	0.2
Exxon Mobil Corp.	0.2	0.2
The Coca-Cola Co.	0.2	0.2
	1.2
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	24.6
Consumer Discretionary	5.3	3.9
Energy	4.8	3.9
Information Technology	3.9	3.9
Health Care	3.7	3.4
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 23.4%	Stock Class and Equity Futures** 23.1%
Bond Class 52.4%	Bond Class 52.3%
Short-Term Class 24.2%	Short-Term Class 24.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 11.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 23.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,489,789	$ 14,301,970
Fidelity Consumer Discretionary Central Fund (d)	561,838	110,266,332
Fidelity Consumer Staples Central Fund (d)	426,219	77,277,841
Fidelity Energy Central Fund (d)	569,914	82,580,559
Fidelity Financials Central Fund (d)	2,191,563	159,655,376
Fidelity Health Care Central Fund (d)	501,550	111,549,674
Fidelity Industrials Central Fund (d)	502,656	99,651,511
Fidelity Information Technology Central Fund (d)	709,695	157,914,162
Fidelity International Equity Central Fund (d)	2,898,802	226,280,447
Fidelity Materials Central Fund (d)	159,546	33,057,907
Fidelity Telecom Services Central Fund (d)	147,638	23,024,194
Fidelity Utilities Central Fund (d)	247,828	32,324,259
TOTAL EQUITY CENTRAL FUNDS (Cost $827,567,674)		1,127,884,232
Fixed-Income Central Funds - 55.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	2,350,296	23,831,998
Fidelity Floating Rate Central Fund (d)	1,345,166	143,112,173
Fidelity High Income Central Fund 1 (d)	989,171	100,282,137
TOTAL HIGH YIELD FIXED-INCOME FUNDS		267,226,308
Investment Grade Fixed-Income Funds - 50.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	975,172	96,103,160
Fidelity Tactical Income Central Fund (d)	22,140,123	2,332,904,744
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,429,007,904
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,580,386,774)		2,696,234,212
Money Market Central Funds - 20.9%

Fidelity Cash Central Fund, 0.10% (b)	264,054,827	264,054,827
Fidelity Money Market Central Fund, 0.25% (b)	743,828,158	743,828,158
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,007,882,985)		1,007,882,985
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $2,639,994)	$ 2,640,000	$ 2,639,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,418,477,427)	4,834,641,427
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,293,696)
NET ASSETS - 100%	$ 4,832,347,731
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
232 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 21,056,320	$ 391,639

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,274,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 580,702
Fidelity Commodity Strategy Central Fund	28,712
Fidelity Consumer Discretionary Central Fund	1,107,564
Fidelity Consumer Staples Central Fund	2,082,212
Fidelity Emerging Markets Debt Central Fund	1,595,479
Fidelity Emerging Markets Equity Central Fund	673,377
Fidelity Energy Central Fund	1,357,456
Fidelity Financials Central Fund	3,024,147
Fidelity Floating Rate Central Fund	9,435,546
Fidelity Health Care Central Fund	932,314
Fidelity High Income Central Fund 1	7,465,418
Fidelity Industrials Central Fund	1,630,226
Fidelity Information Technology Central Fund	1,210,978
Fidelity International Equity Central Fund	3,503,473
Fidelity Materials Central Fund	553,065
Fidelity Money Market Central Fund	2,244,522
Fidelity Tactical Income Central Fund	51,727,013
Fidelity Telecom Services Central Fund	649,519
Fidelity Utilities Central Fund	958,338
Total	$ 90,760,061
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 3,062,845	$ 54,095,359	$ 14,301,970	4.2%
Fidelity Consumer Discretionary Central Fund	67,573,452	26,408,248	9,665,296	110,266,332	8.2%
Fidelity Consumer Staples Central Fund	60,258,579	20,692,613	13,059,175	77,277,841	7.6%
Fidelity Emerging Markets Debt Central Fund	25,187,911	3,707,304	2,844,163	23,831,998	31.9%
Fidelity Emerging Markets Equity Central Fund	-	100,710,523	100,675,136	-	0.0%
Fidelity Energy Central Fund	63,919,995	21,188,419	15,754,588	82,580,559	7.8%
Fidelity Financials Central Fund	104,990,249	41,058,781	18,242,383	159,655,376	8.2%
Fidelity Floating Rate Central Fund	236,383,820	24,131,703	121,489,776	143,112,173	10.7%
Fidelity Health Care Central Fund	75,718,455	24,369,311	21,363,120	111,549,674	7.9%
Fidelity High Income Central Fund 1	144,211,359	16,567,009	61,146,299	100,282,137	24.7%
Fidelity Industrials Central Fund	66,648,918	22,197,666	13,207,280	99,651,511	8.3%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	120,434,903	203,296,231	96,103,160	32.6%
Fidelity Information Technology Central Fund	116,619,970	34,376,207	17,364,653	157,914,162	8.0%
Fidelity International Equity Central Fund	68,870,933	145,301,656	15,814,899	226,280,447	8.7%
Fidelity Materials Central Fund	24,171,427	7,993,411	3,494,939	33,057,907	8.3%
Fidelity Tactical Income Central Fund	2,192,773,597	547,286,026	330,125,551	2,332,904,744	33.8%
Fidelity Telecom Services Central Fund	17,378,953	6,206,238	3,148,470	23,024,194	7.8%
Fidelity Utilities Central Fund	24,224,645	8,111,096	3,474,828	32,324,259	8.1%
Total	$ 3,548,385,028	$ 1,173,803,959	$ 1,008,262,146	$ 3,824,118,444
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,127,884,232	$ 1,127,884,232	$ -	$ -
Fixed-Income Central Funds	2,696,234,212	2,696,234,212	-	-
Money Market Central Funds	1,007,882,985	1,007,882,985	-	-
U.S. Treasury Obligations	2,639,998	-	2,639,998	-
Total Investments in Securities:	$ 4,834,641,427	$ 4,832,001,429	$ 2,639,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 391,639	$ 391,639	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 391,639	$ -
Total Value of Derivatives	$ 391,639	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
United Kingdom	1.9%
Netherlands	1.1%
Japan	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,639,994)	$ 2,639,998
Fidelity Central Funds (cost $4,415,837,433)	4,832,001,429
Total Investments (cost $4,418,477,427)		$ 4,834,641,427
Receivable for investments sold		3,938,195
Receivable for fund shares sold		3,162,496
Distributions receivable from Fidelity Central Funds		21,739
Receivable from investment adviser for expense reductions		8,856
Other receivables		36,118
Total assets		4,841,808,831

Liabilities
Payable for investments purchased	$ 1,623
Payable for fund shares redeemed	7,128,136
Accrued management fee	1,661,587
Distribution and service plan fees payable	40,326
Payable for daily variation margin for derivative instruments	155,440
Other affiliated payables	446,994
Other payables and accrued expenses	26,994
Total liabilities		9,461,100

Net Assets		$ 4,832,347,731
Net Assets consist of:
Paid in capital		$ 4,533,928,080
Undistributed net investment income		5,045,522
Accumulated undistributed net realized gain (loss) on investments		(123,181,510)
Net unrealized appreciation (depreciation) on investments		416,555,639
Net Assets		$ 4,832,347,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,449,126 ÷ 3,237,148 shares)		$ 13.42

Maximum offering price per share (100/94.25 of $13.42)		$ 14.24
Class T: Net Asset Value and redemption price per share ($19,843,646 ÷ 1,481,086 shares)		$ 13.40

Maximum offering price per share (100/96.50 of $13.40)		$ 13.89
Class B: Net Asset Value and offering price per share ($2,724,872 ÷ 203,718 shares)A		$ 13.38

Class C: Net Asset Value and offering price per share ($24,909,701 ÷ 1,865,489 shares)A		$ 13.35

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,708,494,479 ÷ 350,295,030 shares)		$ 13.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,925,907 ÷ 2,450,616 shares)		$ 13.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 3,116
Income from Fidelity Central Funds		90,760,061
Total income		90,763,177

Expenses
Management fee	$ 20,354,765
Transfer agent fees	4,258,668
Distribution and service plan fees	485,325
Accounting fees and expenses	1,168,689
Custodian fees and expenses	1,293
Independent trustees' compensation	18,435
Registration fees	209,476
Audit	36,637
Legal	17,289
Miscellaneous	40,298
Total expenses before reductions	26,590,875
Expense reductions	(264,057)	26,326,818
Net investment income (loss)		64,436,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,573
Fidelity Central Funds	2,420,310
Futures contracts	5,823,335
Capital gain distributions from Fidelity Central Funds	432,576
Total net realized gain (loss)		8,720,794
Change in net unrealized appreciation (depreciation) on: Investment securities	107,771,105
Futures contracts	1,819,852
Total change in net unrealized appreciation (depreciation)		109,590,957
Net gain (loss)		118,311,751
Net increase (decrease) in net assets resulting from operations		$ 182,748,110

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,436,359	$ 69,381,580
Net realized gain (loss)	8,720,794	23,551,775
Change in net unrealized appreciation (depreciation)	109,590,957	263,559,333
Net increase (decrease) in net assets resulting from operations	182,748,110	356,492,688
Distributions to shareholders from net investment income	(64,845,118)	(69,799,065)
Distributions to shareholders from net realized gain	(95,880,347)	(46,550,220)
Total distributions	(160,725,465)	(116,349,285)
Share transactions - net increase (decrease)	93,638,244	807,470,991
Total increase (decrease) in net assets	115,660,889	1,047,614,394

Net Assets
Beginning of period	4,716,686,842	3,669,072,448
End of period (including undistributed net investment income of $5,045,522 and undistributed net investment income of $5,459,303, respectively)	$ 4,832,347,731	$ 4,716,686,842

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Income from Investment Operations
Net investment income (loss) C	.14	.18	.19	.22	.33
Net realized and unrealized gain (loss)	.31	.91	.09	.74	.48
Total from investment operations	.45	1.09	.28	.96	.81
Distributions from net investment income	(.14)	(.18)	(.20)	(.21)	(.36)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.40) G	(.34)	(.21) H	(.21) I	(.36)
Net asset value, end of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Total Return A,B	3.47%	8.76%	2.22%	8.26%	7.51%
Ratios to Average Net Assets D,F
Expenses before reductions	.82%	.84%	.85%	.84%	.87%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.84%	.87%
Expenses net of all reductions	.82%	.83%	.85%	.83%	.87%
Net investment income (loss)	1.03%	1.36%	1.51%	1.80%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,449	$ 46,763	$ 36,016	$ 31,268	$ 24,488
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Income from Investment Operations
Net investment income (loss) C	.10	.14	.16	.19	.30
Net realized and unrealized gain (loss)	.33	.90	.09	.74	.48
Total from investment operations	.43	1.04	.25	.93	.78
Distributions from net investment income	(.10)	(.15)	(.16)	(.18)	(.33)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.37)	(.30) G	(.18)	(.18) H	(.33)
Net asset value, end of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Total Return A,B	3.28%	8.39%	1.96%	8.00%	7.26%
Ratios to Average Net Assets D,F
Expenses before reductions	1.10%	1.10%	1.11%	1.09%	1.11%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.09%	1.11%
Expenses net of all reductions	1.09%	1.10%	1.10%	1.09%	1.11%
Net investment income (loss)	.75%	1.09%	1.26%	1.55%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,844	$ 18,870	$ 17,765	$ 15,771	$ 10,032
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Income from Investment Operations
Net investment income (loss) C	.03	.07	.09	.12	.24
Net realized and unrealized gain (loss)	.32	.90	.10	.74	.49
Total from investment operations	.35	.97	.19	.86	.73
Distributions from net investment income	(.04)	(.08)	(.09)	(.11)	(.28)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.30) G	(.23) H	(.11)	(.12)	(.28)
Net asset value, end of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Total Return A,B	2.71%	7.81%	1.48%	7.34%	6.70%
Ratios to Average Net Assets D,F
Expenses before reductions	1.62%	1.64%	1.65%	1.67%	1.69%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.23%	.55%	.72%	.99%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,725	$ 2,732	$ 3,044	$ 3,717	$ 2,712
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Income from Investment Operations
Net investment income (loss) C	.03	.08	.10	.12	.24
Net realized and unrealized gain (loss)	.33	.89	.09	.74	.49
Total from investment operations	.36	.97	.19	.86	.73
Distributions from net investment income	(.04)	(.08)	(.10)	(.12)	(.28)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.31)	(.24)	(.12)	(.12) G	(.28)
Net asset value, end of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Total Return A,B	2.73%	7.80%	1.48%	7.40%	6.75%
Ratios to Average Net Assets D,F
Expenses before reductions	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of fee waivers, if any	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of all reductions	1.59%	1.60%	1.60%	1.60%	1.63%
Net investment income (loss)	.25%	.59%	.76%	1.03%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,910	$ 22,600	$ 19,325	$ 15,728	$ 9,189
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Income from Investment Operations
Net investment income (loss) B	.18	.22	.23	.25	.35
Net realized and unrealized gain (loss)	.31	.91	.09	.75	.50
Total from investment operations	.49	1.13	.32	1.00	.85
Distributions from net investment income	(.18)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.44) F	(.38)	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Total Return A	3.79%	9.06%	2.52%	8.54%	7.90%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.56%	.58%
Expenses net of all reductions	.52%	.54%	.54%	.56%	.58%
Net investment income (loss)	1.32%	1.65%	1.82%	2.08%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692
Portfolio turnover rate D	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Income from Investment Operations
Net investment income (loss) B	.17	.21	.23	.25	.36
Net realized and unrealized gain (loss)	.33	.90	.10	.74	.50
Total from investment operations	.50	1.11	.33	.99	.86
Distributions from net investment income	(.17)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.44)	(.37) F	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Total Return A	3.83%	8.94%	2.57%	8.46%	8.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.57%	.58%	.59%	.56%	.56%
Expenses net of fee waivers, if any	.57%	.58%	.59%	.56%	.56%
Expenses net of all reductions	.56%	.57%	.59%	.55%	.56%
Net investment income (loss)	1.29%	1.62%	1.77%	2.09%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,926	$ 30,383	$ 23,073	$ 4,739	$ 2,697
Portfolio turnover rate D	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	17.9
Fannie Mae	6.7	7.8
Freddie Mac	2.7	3.6
Ginnie Mae	2.0	2.1
Wachovia Bank Commercial Mortgage Trust	1.4	1.7
	28.9
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 31.8%
AAA,AA,A 7.9%	AAA,AA,A 7.0%
BBB 10.8%	BBB 8.0%
BB and Below 5.7%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.4%
Equities* 33.0%	Equities** 31.2%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 16.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.4	0.4
General Electric Co.	0.3	0.4
British American Tobacco PLC sponsored ADR	0.3	0.3
Exxon Mobil Corp.	0.3	0.3
The Coca-Cola Co.	0.3	0.3
	1.6
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	16.8
Consumer Discretionary	6.5	5.4
Energy	5.3	4.9
Information Technology	5.3	5.4
Health Care	4.9	4.8
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 33.3%	Stock Class and Equity Futures** 32.8%
Bond Class 52.1%	Bond Class 51.9%
Short-Term Class 14.6%	Short-Term Class 15.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 33.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	181,544	$ 1,742,821
Fidelity Consumer Discretionary Central Fund (d)	98,954	19,420,783
Fidelity Consumer Staples Central Fund (d)	73,563	13,337,716
Fidelity Energy Central Fund (d)	95,904	13,896,427
Fidelity Financials Central Fund (d)	382,015	27,829,819
Fidelity Health Care Central Fund (d)	85,877	19,099,953
Fidelity Industrials Central Fund (d)	85,374	16,925,416
Fidelity Information Technology Central Fund (d)	119,999	26,700,966
Fidelity International Equity Central Fund (d)	605,415	47,258,718
Fidelity Materials Central Fund (d)	27,402	5,677,622
Fidelity Telecom Services Central Fund (d)	24,369	3,800,294
Fidelity Utilities Central Fund (d)	41,596	5,425,376
TOTAL EQUITY CENTRAL FUNDS (Cost $158,227,021)		201,115,911
Fixed-Income Central Funds - 55.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	291,009	2,950,827
Fidelity Floating Rate Central Fund (d)	165,395	17,596,324
Fidelity High Income Central Fund 1 (d)	119,720	12,137,215
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,684,366
Investment Grade Fixed-Income Funds - 50.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	120,740	11,898,955
Fidelity Tactical Income Central Fund (d)	2,741,539	288,875,929
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		300,774,884
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $327,409,787)		333,459,250
Money Market Central Funds - 10.9%

Fidelity Cash Central Fund, 0.10% (b)	43,147,663	43,147,663
Fidelity Money Market Central Fund, 0.25% (b)	22,418,597	22,418,597
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $65,566,260)		65,566,260
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $219,998)	$ 220,000	$ 219,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $551,423,066)	600,361,420
NET OTHER ASSETS (LIABILITIES) - 0.0%	(150,379)
NET ASSETS - 100%	$ 600,211,041
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 1,724,440	$ 32,074

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,430
Fidelity Commodity Strategy Central Fund	2,684
Fidelity Consumer Discretionary Central Fund	163,190
Fidelity Consumer Staples Central Fund	306,512
Fidelity Emerging Markets Debt Central Fund	157,106
Fidelity Emerging Markets Equity Central Fund	110,342
Fidelity Energy Central Fund	194,868
Fidelity Financials Central Fund	438,846
Fidelity Floating Rate Central Fund	925,629
Fidelity Health Care Central Fund	134,576
Fidelity High Income Central Fund 1	733,926
Fidelity Industrials Central Fund	228,863
Fidelity Information Technology Central Fund	182,146
Fidelity International Equity Central Fund	743,972
Fidelity Materials Central Fund	77,840
Fidelity Money Market Central Fund	67,649
Fidelity Tactical Income Central Fund	5,280,196
Fidelity Telecom Services Central Fund	93,373
Fidelity Utilities Central Fund	132,391
Total	$ 10,034,539
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 1,198,445	$ 4,845,971	$ 1,742,821	0.5%
Fidelity Consumer Discretionary Central Fund	8,889,467	7,725,989	1,123,986	19,420,783	1.4%
Fidelity Consumer Staples Central Fund	7,734,006	5,440,049	1,069,244	13,337,716	1.3%
Fidelity Emerging Markets Debt Central Fund	2,061,118	1,214,435	85,324	2,950,827	4.0%
Fidelity Emerging Markets Equity Central Fund	1,754,450	11,131,404	12,585,596	-	0.0%
Fidelity Energy Central Fund	8,292,623	5,554,662	1,924,923	13,896,427	1.3%
Fidelity Financials Central Fund	13,532,981	11,342,107	1,509,628	27,829,819	1.4%
Fidelity Floating Rate Central Fund	19,764,972	7,818,677	10,336,397	17,596,324	1.3%
Fidelity Health Care Central Fund	9,936,447	6,912,651	2,739,718	19,099,953	1.3%
Fidelity High Income Central Fund 1	11,910,169	5,185,319	4,950,187	12,137,215	3.0%
Fidelity Industrials Central Fund	8,124,620	6,219,738	744,177	16,925,416	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	18,256,926	21,020,759	11,898,955	4.0%
Fidelity Information Technology Central Fund	14,993,183	10,227,083	2,400,547	26,700,966	1.3%
Fidelity International Equity Central Fund	15,666,174	27,955,792	1,928,943	47,258,718	1.8%
Fidelity Materials Central Fund	2,991,887	2,358,060	301,877	5,677,622	1.4%
Fidelity Tactical Income Central Fund	182,472,640	132,415,627	17,815,460	288,875,929	4.2%
Fidelity Telecom Services Central Fund	2,213,035	1,775,246	562,156	3,800,294	1.3%
Fidelity Utilities Central Fund	2,862,839	2,379,474	250,277	5,425,376	1.4%
Total	$ 334,786,921	$ 265,111,684	$ 86,195,170	$ 534,575,161
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 201,115,911	$ 201,115,911	$ -	$ -
Fixed-Income Central Funds	333,459,250	333,459,250	-	-
Money Market Central Funds	65,566,260	65,566,260	-	-
U.S. Treasury Obligations	219,999	-	219,999	-
Total Investments in Securities:	$ 600,361,420	$ 600,141,421	$ 219,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 32,074	$ 32,074	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 32,074	$ -
Total Value of Derivatives	$ 32,074	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
United Kingdom	2.5%
Japan	1.7%
Netherlands	1.3%
Mexico	1.0%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $219,998)	$ 219,999
Fidelity Central Funds (cost $551,203,068)	600,141,421
Total Investments (cost $551,423,066)		$ 600,361,420
Receivable for investments sold		194,147
Receivable for fund shares sold		1,188,101
Distributions receivable from Fidelity Central Funds		3,453
Receivable from investment adviser for expense reductions		1,688
Other receivables		5,911
Total assets		601,754,720

Liabilities
Payable for investments purchased	$ 2,902
Payable for fund shares redeemed	1,224,742
Accrued management fee	204,381
Distribution and service plan fees payable	16,657
Payable for daily variation margin for derivative instruments	12,730
Other affiliated payables	60,182
Other payables and accrued expenses	22,085
Total liabilities		1,543,679

Net Assets		$ 600,211,041
Net Assets consist of:
Paid in capital		$ 560,790,185
Undistributed net investment income		797,470
Accumulated undistributed net realized gain (loss) on investments		(10,347,042)
Net unrealized appreciation (depreciation) on investments		48,970,428
Net Assets		$ 600,211,041

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,100,017 ÷ 1,448,065 shares)		$ 10.43

Maximum offering price per share (100/94.25 of $10.43)		$ 11.07
Class T: Net Asset Value and redemption price per share ($7,064,078 ÷ 678,017 shares)		$ 10.42

Maximum offering price per share (100/96.50 of $10.42)		$ 10.80
Class B: Net Asset Value and offering price per share ($1,077,767 ÷ 103,556 shares)A		$ 10.41

Class C: Net Asset Value and offering price per share ($12,000,571 ÷ 1,155,645 shares)A		$ 10.38

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($560,305,650 ÷ 53,703,695 shares)		$ 10.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,662,958 ÷ 446,919 shares)		$ 10.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 269
Income from Fidelity Central Funds		10,034,539
Total income		10,034,808

Expenses
Management fee	$ 2,060,004
Transfer agent fees	418,001
Distribution and service plan fees	173,973
Accounting fees and expenses	203,321
Custodian fees and expenses	904
Independent trustees' compensation	1,794
Registration fees	109,375
Audit	37,963
Legal	1,358
Miscellaneous	3,043
Total expenses before reductions	3,009,736
Expense reductions	(34,510)	2,975,226
Net investment income (loss)		7,059,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(42)
Fidelity Central Funds	(606,606)
Futures contracts	478,383
Capital gain distributions from Fidelity Central Funds	37,447
Total net realized gain (loss)		(90,818)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,478,315
Futures contracts	147,039
Total change in net unrealized appreciation (depreciation)		21,625,354
Net gain (loss)		21,534,536
Net increase (decrease) in net assets resulting from operations		$ 28,594,118

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,059,582	$ 5,556,500
Net realized gain (loss)	(90,818)	(821,969)
Change in net unrealized appreciation (depreciation)	21,625,354	28,667,732
Net increase (decrease) in net assets resulting from operations	28,594,118	33,402,263
Distributions to shareholders from net investment income	(6,529,336)	(5,461,061)
Distributions to shareholders from net realized gain	(7,146,966)	(3,126,905)
Total distributions	(13,676,302)	(8,587,966)
Share transactions - net increase (decrease)	191,780,334	138,148,131
Total increase (decrease) in net assets	206,698,150	162,962,428

Net Assets
Beginning of period	393,512,891	230,550,463
End of period (including undistributed net investment income of $797,470 and undistributed net investment income of $275,031, respectively)	$ 600,211,041	$ 393,512,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) C	.12	.14	.16	.17	.22
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.56	1.03	.17	.84	.62
Distributions from net investment income	(.11)	(.14)	(.15)	(.17)	(.24)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.28)	(.25)	(.46)	(.22)	(.24)
Net asset value, end of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return A,B	5.64%	11.20%	1.67%	9.39%	7.50%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.89%	.91%	.98%	1.21%
Expenses net of fee waivers, if any	.87%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	1.15%	1.46%	1.63%	1.83%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,100	$ 11,431	$ 9,024	$ 7,495	$ 4,305
Portfolio turnover rate E	20%	21%	21%	20%	12%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) C	.09	.12	.14	.15	.20
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.53	1.01	.15	.82	.60
Distributions from net investment income	(.08)	(.12)	(.13)	(.15)	(.22)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.23)	(.44)	(.20)	(.22)
Net asset value, end of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return A,B	5.37%	10.91%	1.47%	9.15%	7.25%
Ratios to Average Net Assets D,F
Expenses before reductions	1.13%	1.14%	1.13%	1.19%	1.46%
Expenses net of fee waivers, if any	1.13%	1.14%	1.13%	1.15%	1.15%
Expenses net of all reductions	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income (loss)	.89%	1.21%	1.39%	1.58%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,064	$ 6,542	$ 4,885	$ 5,800	$ 2,181
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) C	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.44	.89	- G	.67	.40
Total from investment operations	.48	.96	.09	.77	.56
Distributions from net investment income	(.04)	(.07)	(.07)	(.11)	(.18)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.21)	(.18)	(.38)	(.15) H	(.18)
Net asset value, end of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return A,B	4.81%	10.37%	.89%	8.62%	6.73%
Ratios to Average Net Assets D,F
Expenses before reductions	1.66%	1.68%	1.70%	1.78%	2.00%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.37%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,078	$ 1,118	$ 1,076	$ 1,336	$ 773
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Income from Investment Operations
Net investment income (loss) C	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.43	.89	.01	.67	.39
Total from investment operations	.47	.96	.10	.77	.55
Distributions from net investment income	(.04)	(.07)	(.08)	(.10)	(.18)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.21)	(.18)	(.39)	(.15)	(.18)
Net asset value, end of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Total Return A,B	4.75%	10.41%	.92%	8.63%	6.62%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.66%	1.67%	1.72%	1.95%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.39%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,001	$ 7,937	$ 5,967	$ 4,789	$ 2,499
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) B	.15	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.59	1.06	.20	.86	.64
Distributions from net investment income	(.14)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.31)	(.28)	(.49)	(.24)	(.26)
Net asset value, end of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return A	5.96%	11.53%	1.98%	9.67%	7.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.56%	.58%	.61%	.69%	.90%
Expenses net of fee waivers, if any	.56%	.58%	.61%	.65%	.65%
Expenses net of all reductions	.56%	.58%	.60%	.64%	.65%
Net investment income (loss)	1.46%	1.76%	1.92%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 560,306	$ 364,386	$ 208,380	$ 109,249	$ 61,207
Portfolio turnover rate D	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) B	.14	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.44	.90	- F	.67	.40
Total from investment operations	.58	1.07	.19	.86	.64
Distributions from net investment income	(.13)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.31) H	(.28)	(.48) G	(.24)	(.26)
Net asset value, end of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Total Return A	5.81%	11.56%	1.93%	9.67%	7.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.62%	.65%	.63%	.71%	.97%
Expenses net of fee waivers, if any	.62%	.65%	.63%	.65%	.65%
Expenses net of all reductions	.62%	.64%	.62%	.64%	.65%
Net investment income (loss)	1.40%	1.69%	1.90%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,663	$ 2,099	$ 1,218	$ 1,168	$ 773
Portfolio turnover rate D	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.6	16.3
Fannie Mae	5.8	6.6
Freddie Mac	2.4	3.2
Ginnie Mae	1.8	1.9
Wachovia Bank Commercial Mortgage Trust	1.2	1.4
	25.8
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 25.0%	U.S. Government and U.S. Government Agency Obligations 28.4%
AAA,AA,A 7.4%	AAA,AA,A 6.4%
BBB 9.4%	BBB 7.0%
BB and Below 5.5%	BB and Below 5.3%
Not Rated 0.2%	Not Rated 0.4%
Equities* 42.8%	Equities** 40.2%
Short-Term Investments and Net Other Assets 9.7%	Short-Term Investments and Net Other Assets 12.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.5	0.5
General Electric Co.	0.4	0.5
British American Tobacco PLC sponsored ADR	0.4	0.4
Exxon Mobil Corp.	0.4	0.3
The Coca-Cola Co.	0.4	0.4
	2.1
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	15.5
Consumer Discretionary	7.6	6.1
Information Technology	7.0	6.8
Energy	6.2	5.6
Health Care	6.2	5.5
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 43.3%	Stock Class and Equity Futures** 42.6%
Bond Class 47.3%	Bond Class 46.8%
Short-Term Class 9.4%	Short-Term Class 10.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 43.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	110,871	$ 21,759,568
Fidelity Consumer Staples Central Fund (d)	82,385	14,937,195
Fidelity Emerging Markets Equity Central Fund (d)	27,894	5,541,126
Fidelity Energy Central Fund (d)	107,058	15,512,706
Fidelity Financials Central Fund (d)	428,468	31,213,888
Fidelity Health Care Central Fund (d)	97,810	21,753,919
Fidelity Industrials Central Fund (d)	95,651	18,962,897
Fidelity Information Technology Central Fund (d)	134,167	29,853,604
Fidelity International Equity Central Fund (d)	664,404	51,863,346
Fidelity Materials Central Fund (d)	30,585	6,337,248
Fidelity Telecom Services Central Fund (d)	27,105	4,227,092
Fidelity Utilities Central Fund (d)	49,815	6,497,366
TOTAL EQUITY CENTRAL FUNDS (Cost $178,789,069)		228,459,955
Fixed-Income Central Funds - 50.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (d)	256,080	2,596,655
Fidelity Floating Rate Central Fund (d)	143,905	15,310,024
Fidelity High Income Central Fund 1 (d)	104,463	10,590,437
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,497,116
Investment Grade Fixed-Income Funds - 45.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	106,180	10,464,027
Fidelity Tactical Income Central Fund (d)	2,162,863	227,900,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		238,364,890
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $263,049,916)		266,862,006
Money Market Central Funds - 6.4%

Fidelity Cash Central Fund, 0.10% (b)	23,501,406	23,501,406
Fidelity Money Market Central Fund, 0.25% (b)	10,285,670	10,285,670
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $33,787,076)		33,787,076
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $299,998)	$ 300,000	$ 299,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $475,926,059)	529,409,036
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136,028)
NET ASSETS - 100%	$ 529,273,008
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
43 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 3,902,680	$ 72,588

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,103
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	188,657
Fidelity Consumer Staples Central Fund	355,081
Fidelity Emerging Markets Debt Central Fund	139,470
Fidelity Emerging Markets Equity Central Fund	178,328
Fidelity Energy Central Fund	226,946
Fidelity Financials Central Fund	508,254
Fidelity Floating Rate Central Fund	830,421
Fidelity Health Care Central Fund	151,565
Fidelity High Income Central Fund 1	657,994
Fidelity Industrials Central Fund	271,207
Fidelity Information Technology Central Fund	207,637
Fidelity International Equity Central Fund	906,455
Fidelity Materials Central Fund	92,535
Fidelity Money Market Central Fund	31,037
Fidelity Tactical Income Central Fund	4,188,497
Fidelity Telecom Services Central Fund	107,492
Fidelity Utilities Central Fund	164,901
Total	$ 9,248,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 849,700	$ 5,709,334	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	10,923,452	7,939,132	1,629,737	21,759,568	1.6%
Fidelity Consumer Staples Central Fund	9,623,375	5,703,408	1,900,854	14,937,195	1.5%
Fidelity Emerging Markets Debt Central Fund	1,855,158	1,094,281	145,888	2,596,655	3.5%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,993,192	8,788,606	5,541,126	2.7%
Fidelity Energy Central Fund	10,278,035	5,432,874	2,493,990	15,512,706	1.5%
Fidelity Financials Central Fund	16,857,157	12,278,625	3,187,191	31,213,888	1.6%
Fidelity Floating Rate Central Fund	17,950,196	6,981,847	9,953,544	15,310,024	1.1%
Fidelity Health Care Central Fund	11,396,292	7,469,305	2,716,926	21,753,919	1.5%
Fidelity High Income Central Fund 1	10,696,625	4,596,993	4,718,173	10,590,437	2.6%
Fidelity Industrials Central Fund	10,640,894	6,264,868	1,925,170	18,962,897	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	15,924,654	18,743,148	10,464,027	3.5%
Fidelity Information Technology Central Fund	18,627,473	9,575,711	2,689,997	29,853,604	1.5%
Fidelity International Equity Central Fund	21,356,252	27,395,568	3,364,476	51,863,346	2.0%
Fidelity Materials Central Fund	3,858,716	2,403,636	670,863	6,337,248	1.6%
Fidelity Tactical Income Central Fund	147,235,876	107,991,385	20,918,001	227,900,863	3.3%
Fidelity Telecom Services Central Fund	2,745,631	1,793,011	757,226	4,227,092	1.4%
Fidelity Utilities Central Fund	3,914,082	2,441,121	434,827	6,497,366	1.7%
Total	$ 320,777,844	$ 237,129,311	$ 90,747,951	$ 495,321,961
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 228,459,955	$ 228,459,955	$ -	$ -
Fixed-Income Central Funds	266,862,006	266,862,006	-	-
Money Market Central Funds	33,787,076	33,787,076	-	-
U.S. Treasury Obligations	299,999	-	299,999	-
Total Investments in Securities:	$ 529,409,036	$ 529,109,037	$ 299,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 72,588	$ 72,588	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 72,588	$ -
Total Value of Derivatives	$ 72,588	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.9%
United Kingdom	3.1%
Japan	2.0%
Netherlands	1.5%
France	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $299,998)	$ 299,999
Fidelity Central Funds (cost $475,626,061)	529,109,037
Total Investments (cost $475,926,059)		$ 529,409,036
Cash		22,142
Receivable for investments sold		159,834
Receivable for fund shares sold		1,001,587
Distributions receivable from Fidelity Central Funds		1,841
Receivable from investment adviser for expense reductions		441
Other receivables		6,953
Total assets		530,601,834

Liabilities
Payable for investments purchased	$ 347,301
Payable for fund shares redeemed	685,024
Accrued management fee	177,950
Distribution and service plan fees payable	14,174
Payable for daily variation margin for derivative instruments	28,810
Other affiliated payables	53,522
Other payables and accrued expenses	22,045
Total liabilities		1,328,826

Net Assets		$ 529,273,008
Net Assets consist of:
Paid in capital		$ 479,845,704
Undistributed net investment income		2,395,963
Accumulated undistributed net realized gain (loss) on investments		(6,524,224)
Net unrealized appreciation (depreciation) on investments		53,555,565
Net Assets		$ 529,273,008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,042,394 ÷ 1,505,101 shares)		$ 10.66

Maximum offering price per share (100/94.25 of $10.66)		$ 11.31
Class T: Net Asset Value and redemption price per share ($6,968,548 ÷ 654,912 shares)		$ 10.64

Maximum offering price per share (100/96.50 of $10.64)		$ 11.03
Class B: Net Asset Value and offering price per share ($775,634 ÷ 72,782 shares)A		$ 10.66

Class C: Net Asset Value and offering price per share ($9,271,667 ÷ 873,120 shares)A		$ 10.62

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($495,019,111 ÷ 46,443,737 shares)		$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,195,654 ÷ 112,182 shares)		$ 10.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 299
Income from Fidelity Central Funds		9,248,398
Total income		9,248,697

Expenses
Management fee	$ 1,847,580
Transfer agent fees	385,592
Distribution and service plan fees	152,367
Accounting fees and expenses	185,133
Custodian fees and expenses	886
Independent trustees' compensation	1,613
Registration fees	99,386
Audit	37,963
Legal	1,240
Miscellaneous	2,757
Total expenses before reductions	2,714,517
Expense reductions	(39,027)	2,675,490
Net investment income (loss)		6,573,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50)
Fidelity Central Funds	(963,464)
Futures contracts	642,386
Capital gain distributions from Fidelity Central Funds	33,948
Total net realized gain (loss)		(287,180)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,126,202
Futures contracts	174,582
Total change in net unrealized appreciation (depreciation)		29,300,784
Net gain (loss)		29,013,604
Net increase (decrease) in net assets resulting from operations		$ 35,586,811

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,573,207	$ 4,828,439
Net realized gain (loss)	(287,180)	(1,210,822)
Change in net unrealized appreciation (depreciation)	29,300,784	28,231,317
Net increase (decrease) in net assets resulting from operations	35,586,811	31,848,934
Distributions to shareholders from net investment income	(5,312,844)	(4,243,594)
Distributions to shareholders from net realized gain	(4,958,079)	(2,009,598)
Total distributions	(10,270,923)	(6,253,192)
Share transactions - net increase (decrease)	147,547,780	165,133,989
Total increase (decrease) in net assets	172,863,668	190,729,731

Net Assets
Beginning of period	356,409,340	165,679,609
End of period (including undistributed net investment income of $2,395,963 and undistributed net investment income of $1,147,857, respectively)	$ 529,273,008	$ 356,409,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Income from Investment Operations
Net investment income (loss) C	.12	.14	.16	.16	.20
Net realized and unrealized gain (loss)	.66	1.07	(.06)	.70	.34
Total from investment operations	.78	1.21	.10	.86	.54
Distributions from net investment income	(.10)	(.14)	(.14)	(.15)	(.19)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.23)	(.23)	(.42)	(.18)	(.19)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A,B	7.88%	13.47%	.91%	9.96%	6.80%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.90%	.95%	1.06%	1.33%
Expenses net of fee waivers, if any	.87%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.86%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.21%	1.49%	1.61%	1.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,042	$ 14,048	$ 10,337	$ 6,308	$ 2,921
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.10	.12	.13	.14	.18
Net realized and unrealized gain (loss)	.66	1.06	(.05)	.70	.35
Total from investment operations	.76	1.18	.08	.84	.53
Distributions from net investment income	(.08)	(.12)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.21)	(.21)	(.40)	(.16)	(.18)
Net asset value, end of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Total Return A,B	7.62%	13.09%	.68%	9.69%	6.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.14%	1.17%	1.19%	1.32%	1.59%
Expenses net of fee waivers, if any	1.14%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	.94%	1.24%	1.36%	1.52%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,969	$ 4,803	$ 3,760	$ 2,972	$ 2,089
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.67	1.06	(.06)	.71	.35
Total from investment operations	.71	1.13	.02	.80	.49
Distributions from net investment income	(.02)	(.06)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.15)	(.15)	(.34) G	(.11)	(.14)
Net asset value, end of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Total Return A,B	7.11%	12.56%	.13%	9.20%	6.02%
Ratios to Average Net Assets D,F
Expenses before reductions	1.68%	1.70%	1.73%	1.82%	2.08%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.43%	.74%	.86%	1.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 776	$ 839	$ 856	$ 1,075	$ 1,263
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.66	1.06	(.05)	.70	.34
Total from investment operations	.70	1.13	.03	.79	.48
Distributions from net investment income	(.03)	(.08)	(.08)	(.09)	(.13)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.16)	(.16) H	(.35) G	(.12)	(.13)
Net asset value, end of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Total Return A,B	7.02%	12.59%	.22%	9.07%	6.00%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.67%	1.70%	1.82%	2.09%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.44%	.74%	.86%	1.02%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,272	$ 6,814	$ 3,911	$ 2,193	$ 1,469
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.16	.18	.18	.18	.22
Net realized and unrealized gain (loss)	.65	1.06	(.06)	.71	.34
Total from investment operations	.81	1.24	.12	.89	.56
Distributions from net investment income	(.13)	(.17)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.26)	(.26)	(.44) F	(.21)	(.22)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A	8.21%	13.78%	1.17%	10.28%	7.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.57%	.59%	.64%	.76%	1.05%
Expenses net of fee waivers, if any	.57%	.59%	.64%	.65%	.65%
Expenses net of all reductions	.56%	.58%	.63%	.64%	.64%
Net investment income (loss)	1.51%	1.81%	1.87%	2.02%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,019	$ 328,995	$ 146,236	$ 77,613	$ 36,198
Portfolio turnover rate D	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.15	.17	.18	.18	.22
Net realized and unrealized gain (loss)	.66	1.06	(.06)	.71	.34
Total from investment operations	.81	1.23	.12	.89	.56
Distributions from net investment income	(.13)	(.16)	(.16)	(.18)	(.22)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.26)	(.25)	(.44)	(.21)	(.22)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A	8.15%	13.74%	1.15%	10.28%	7.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.63%	.66%	.68%	.76%	1.07%
Expenses net of fee waivers, if any	.63%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.62%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.45%	1.74%	1.86%	2.01%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,196	$ 911	$ 580	$ 882	$ 931
Portfolio turnover rate D	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.7	0.6
General Electric Co.	0.5	0.6
British American Tobacco PLC sponsored ADR	0.5	0.5
Exxon Mobil Corp.	0.5	0.4
The Coca-Cola Co.	0.4	0.5
Procter & Gamble Co.	0.4	0.5
United Technologies Corp.	0.4	0.4
Bank of America Corp.	0.4	0.3
JPMorgan Chase & Co.	0.4	0.1
Citigroup, Inc.	0.4	0.3
	4.6
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	15.4
Consumer Discretionary	8.3	7.1
Information Technology	8.2	8.5
Health Care	7.4	6.4
Energy	6.8	6.3
Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.9	13.7
Fannie Mae	5.5	5.5
Freddie Mac	2.1	2.7
Ginnie Mae	1.6	1.6
Wachovia Bank Commercial Mortgage Trust	1.1	1.3
	23.2
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 22.4%	U.S. Government and U.S. Government Agency Obligations 23.9%
AAA,AA,A 6.6%	AAA,AA,A 5.5%
BBB 8.7%	BBB 6.0%
BB and Below 5.0%	BB and Below 4.8%
Not Rated 0.1%	Not Rated 0.4%
Equities* 52.6%	Equities** 50.0%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 9.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 53.3%	Stock Class and Equity Futures** 52.4%
Bond Class 42.5%	Bond Class 40.1%
Short-Term Class 4.2%	Short-Term Class 7.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 22.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 53.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,877,920	$ 368,560,570
Fidelity Consumer Staples Central Fund (d)	1,427,245	258,773,766
Fidelity Emerging Markets Equity Central Fund (d)	394,708	78,408,818
Fidelity Energy Central Fund (d)	1,906,663	276,275,508
Fidelity Financials Central Fund (d)	7,398,810	539,003,304
Fidelity Health Care Central Fund (d)	1,683,212	374,363,101
Fidelity Industrials Central Fund (d)	1,655,906	328,283,346
Fidelity Information Technology Central Fund (d)	2,386,087	530,928,191
Fidelity International Equity Central Fund (d)	12,460,171	972,640,958
Fidelity Materials Central Fund (d)	532,355	110,303,999
Fidelity Telecom Services Central Fund (d)	473,521	73,845,562
Fidelity Utilities Central Fund (d)	829,550	108,198,241
TOTAL EQUITY CENTRAL FUNDS (Cost $2,906,777,678)		4,019,585,364
Fixed-Income Central Funds - 45.3%

High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (d)	3,638,208	36,891,425
Fidelity Floating Rate Central Fund (d)	1,687,969	179,583,040
Fidelity High Income Central Fund 1 (d)	1,477,658	149,804,934
TOTAL HIGH YIELD FIXED-INCOME FUNDS		366,279,399
Investment Grade Fixed-Income Funds - 40.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	1,131,938	111,552,515
Fidelity Tactical Income Central Fund (d)	27,887,795	2,938,536,954
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,050,089,469
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,286,425,938)		3,416,368,868
Money Market Central Funds - 1.4%

Fidelity Cash Central Fund, 0.10% (b)	51,125,392	51,125,392
Fidelity Money Market Central Fund, 0.25% (b)	55,134,640	55,134,640
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $106,260,032)		106,260,032
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 10/31/13 (c) (Cost $4,214,966)	$ 4,215,000	$ 4,214,977
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,303,678,614)	7,546,429,241
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,205,150)
NET ASSETS - 100%	$ 7,544,224,091
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
678 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 61,535,280	$ 1,144,532

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,704,977.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348,396
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	3,653,304
Fidelity Consumer Staples Central Fund	6,923,666
Fidelity Emerging Markets Debt Central Fund	2,291,010
Fidelity Emerging Markets Equity Central Fund	4,007,144
Fidelity Energy Central Fund	4,449,131
Fidelity Financials Central Fund	9,896,038
Fidelity Floating Rate Central Fund	11,182,807
Fidelity Health Care Central Fund	3,112,909
Fidelity High Income Central Fund 1	10,793,561
Fidelity Industrials Central Fund	5,406,601
Fidelity Information Technology Central Fund	4,006,787
Fidelity International Equity Central Fund	18,207,104
Fidelity Materials Central Fund	1,844,408
Fidelity Money Market Central Fund	367,334
Fidelity Tactical Income Central Fund	59,215,087
Fidelity Telecom Services Central Fund	2,148,856
Fidelity Utilities Central Fund	3,125,359
Total	$ 151,011,907
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 885,979	$ 96,502,963	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	268,748,938	33,506,329	18,966,958	368,560,570	27.5%
Fidelity Consumer Staples Central Fund	238,181,345	25,358,446	35,895,706	258,773,766	25.5%
Fidelity Emerging Markets Debt Central Fund	36,881,029	4,644,122	1,506,989	36,891,425	49.4%
Fidelity Emerging Markets Equity Central Fund	97,072,041	184,361,007	200,856,366	78,408,818	37.8%
Fidelity Energy Central Fund	251,322,552	24,048,893	42,376,333	276,275,508	26.2%
Fidelity Financials Central Fund	412,515,870	70,502,817	49,299,985	539,003,304	27.6%
Fidelity Floating Rate Central Fund	281,231,740	15,803,821	122,135,322	179,583,040	13.4%
Fidelity Health Care Central Fund	304,230,534	26,592,539	65,568,815	374,363,101	26.4%
Fidelity High Income Central Fund 1	207,190,037	16,368,569	74,685,620	149,804,934	36.9%
Fidelity Industrials Central Fund	262,639,089	26,016,346	40,701,597	328,283,346	27.4%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	158,847,035	277,559,603	111,552,515	37.8%
Fidelity Information Technology Central Fund	461,333,386	33,360,851	40,934,622	530,928,191	26.7%
Fidelity International Equity Central Fund	557,221,747	328,185,180	48,650,998	972,640,958	37.5%
Fidelity Materials Central Fund	95,552,749	9,400,179	9,373,755	110,303,999	27.5%
Fidelity Tactical Income Central Fund	2,521,030,215	777,268,031	275,037,919	2,938,536,954	42.5%
Fidelity Telecom Services Central Fund	68,136,052	7,808,967	10,321,098	73,845,562	25.0%
Fidelity Utilities Central Fund	93,077,241	10,488,022	6,604,059	108,198,241	27.1%
Total	$ 6,502,194,768	$ 1,753,447,133	$ 1,416,978,708	$ 7,435,954,232
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,019,585,364	$ 4,019,585,364	$ -	$ -
Fixed-Income Central Funds	3,416,368,868	3,416,368,868	-	-
Money Market Central Funds	106,260,032	106,260,032	-	-
U.S. Treasury Obligations	4,214,977	-	4,214,977	-
Total Investments in Securities:	$ 7,546,429,241	$ 7,542,214,264	$ 4,214,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,144,532	$ 1,144,532	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,144,532	$ -
Total Value of Derivatives	$ 1,144,532	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.5%
United Kingdom	3.8%
Japan	2.7%
France	1.5%
Netherlands	1.4%
Switzerland	1.3%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	9.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,214,966)	$ 4,214,977
Fidelity Central Funds (cost $6,299,463,648)	7,542,214,264
Total Investments (cost $6,303,678,614)		$ 7,546,429,241
Receivable for investments sold		4,791,321
Receivable for fund shares sold		5,454,654
Distributions receivable from Fidelity Central Funds		3,998
Receivable from investment adviser for expense reductions		28,890
Other receivables		373,636
Total assets		7,557,081,740

Liabilities
Payable for fund shares redeemed	7,925,740
Accrued management fee	3,143,490
Transfer agent fee payable	887,497
Distribution and service plan fees payable	56,219
Payable for daily variation margin for derivative instruments	454,260
Other affiliated payables	130,269
Other payables and accrued expenses	260,174
Total liabilities		12,857,649

Net Assets		$ 7,544,224,091
Net Assets consist of:
Paid in capital		$ 6,426,194,588
Undistributed net investment income		26,783,916
Accumulated undistributed net realized gain (loss) on investments		(152,649,572)
Net unrealized appreciation (depreciation) on investments		1,243,895,159
Net Assets		$ 7,544,224,091

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,127,602 ÷ 4,169,744 shares)		$ 17.78

Maximum offering price per share (100/94.25 of $17.78)		$ 18.86
Class T: Net Asset Value and redemption price per share ($28,826,030 ÷ 1,623,100 shares)		$ 17.76

Maximum offering price per share (100/96.50 of $17.76)		$ 18.40
Class B: Net Asset Value and offering price per share ($3,881,638 ÷ 218,968 shares)A		$ 17.73

Class C: Net Asset Value and offering price per share ($31,204,098 ÷ 1,765,324 shares)A		$ 17.68

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,384,755,678 ÷ 413,976,086 shares)		$ 17.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,429,045 ÷ 1,202,891 shares)		$ 17.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 5,071
Income from Fidelity Central Funds		151,011,907
Total income		151,016,978

Expenses
Management fee	$ 36,417,477
Transfer agent fees	10,638,663
Distribution and service plan fees	601,747
Accounting fees and expenses	1,457,432
Custodian fees and expenses	1,611
Independent trustees' compensation	27,847
Appreciation in deferred trustee compensation account	561
Registration fees	166,152
Audit	37,025
Legal	41,241
Interest	195
Miscellaneous	59,190
Total expenses before reductions	49,449,141
Expense reductions	(1,066,378)	48,382,763
Net investment income (loss)		102,634,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	705,379
Fidelity Central Funds	90,820,370
Futures contracts	7,240,742
Capital gain distributions from Fidelity Central Funds	603,757
Total net realized gain (loss)		99,370,248
Change in net unrealized appreciation (depreciation) on: Investment securities	506,470,357
Futures contracts	3,105,224
Total change in net unrealized appreciation (depreciation)		509,575,581
Net gain (loss)		608,945,829
Net increase (decrease) in net assets resulting from operations		$ 711,580,044

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,634,215	$ 110,513,803
Net realized gain (loss)	99,370,248	(4,532,480)
Change in net unrealized appreciation (depreciation)	509,575,581	842,727,607
Net increase (decrease) in net assets resulting from operations	711,580,044	948,708,930
Distributions to shareholders from net investment income	(100,520,318)	(117,517,846)
Distributions to shareholders from net realized gain	(6,333,968)	(10,035,938)
Total distributions	(106,854,286)	(127,553,784)
Share transactions - net increase (decrease)	(24,218,118)	167,691,488
Total increase (decrease) in net assets	580,507,640	988,846,634

Net Assets
Beginning of period	6,963,716,451	5,974,869,817
End of period (including undistributed net investment income of $26,783,916 and undistributed net investment income of $25,042,644, respectively)	$ 7,544,224,091	$ 6,963,716,451

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Income from Investment Operations
Net investment income (loss) C	.19	.21	.22	.23	.30
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.17	.60
Total from investment operations	1.62	2.19	.03	1.40	.90
Distributions from net investment income	(.19)	(.23)	(.22)	(.24)	(.36)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.20) G	(.26) H	(.24)	(.24)	(.37)
Net asset value, end of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Total Return A,B	10.01%	15.31%	.11%	10.52%	7.49%
Ratios to Average Net Assets D,F
Expenses before reductions	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of fee waivers, if any	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of all reductions	.98%	1.00%	1.00%	.96%	1.01%
Net investment income (loss)	1.12%	1.35%	1.43%	1.62%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,128	$ 61,693	$ 48,154	$ 44,879	$ 25,522
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Income from Investment Operations
Net investment income (loss) C	.15	.17	.19	.19	.27
Net realized and unrealized gain (loss)	1.43	1.98	(.20)	1.17	.60
Total from investment operations	1.58	2.15	(.01)	1.36	.87
Distributions from net investment income	(.15)	(.20)	(.19)	(.20)	(.33)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.16) G	(.22)	(.21)	(.20)	(.34)
Net asset value, end of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Total Return A,B	9.76%	15.06%	(.16)%	10.24%	7.21%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of fee waivers, if any	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of all reductions	1.22%	1.23%	1.22%	1.21%	1.28%
Net investment income (loss)	.87%	1.12%	1.21%	1.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,826	$ 22,505	$ 19,679	$ 17,343	$ 10,950
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Income from Investment Operations
Net investment income (loss) C	.06	.09	.11	.11	.21
Net realized and unrealized gain (loss)	1.44	1.98	(.20)	1.17	.60
Total from investment operations	1.50	2.07	(.09)	1.28	.81
Distributions from net investment income	(.06)	(.11)	(.10)	(.13)	(.27)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.08)	(.14) G	(.12)	(.13)	(.28)
Net asset value, end of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Total Return A,B	9.20%	14.47%	(.65)%	9.60%	6.64%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of fee waivers, if any	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of all reductions	1.72%	1.75%	1.75%	1.77%	1.84%
Net investment income (loss)	.37%	.61%	.68%	.82%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,882	$ 4,186	$ 4,109	$ 4,843	$ 3,493
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Income from Investment Operations
Net investment income (loss) C	.06	.09	.11	.12	.21
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.17	.59
Total from investment operations	1.49	2.07	(.08)	1.29	.80
Distributions from net investment income	(.07)	(.12)	(.11)	(.14)	(.27)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.08) G	(.15) H	(.14) I	(.14)	(.28)
Net asset value, end of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Total Return A,B	9.21%	14.49%	(.64)%	9.68%	6.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of fee waivers, if any	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of all reductions	1.73%	1.74%	1.73%	1.73%	1.81%
Net investment income (loss)	.37%	.61%	.71%	.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,204	$ 21,859	$ 17,320	$ 14,274	$ 8,935
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Income from Investment Operations
Net investment income (loss) B	.24	.26	.27	.26	.33
Net realized and unrealized gain (loss)	1.44	1.99	(.19)	1.18	.60
Total from investment operations	1.68	2.25	.08	1.44	.93
Distributions from net investment income	(.24)	(.28)	(.26)	(.27)	(.38)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.25) F	(.31) G	(.29) H	(.27)	(.39)
Net asset value, end of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Total Return A	10.38%	15.71%	.41%	10.79%	7.78%
Ratios to Average Net Assets C,E
Expenses before reductions	.68%	.69%	.70%	.71%	.77%
Expenses net of fee waivers, if any	.67%	.69%	.70%	.71%	.77%
Expenses net of all reductions	.66%	.68%	.69%	.70%	.77%
Net investment income (loss)	1.43%	1.67%	1.75%	1.89%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086
Portfolio turnover rate D	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Income from Investment Operations
Net investment income (loss) B	.24	.25	.26	.26	.34
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.19	.59
Total from investment operations	1.67	2.23	.07	1.45	.93
Distributions from net investment income	(.23)	(.27)	(.26)	(.28)	(.39)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.25)	(.30) F	(.28)	(.28)	(.40)
Net asset value, end of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Total Return A	10.28%	15.58%	.37%	10.87%	7.80%
Ratios to Average Net Assets C,E
Expenses before reductions	.72%	.75%	.74%	.71%	.69%
Expenses net of fee waivers, if any	.72%	.75%	.74%	.71%	.69%
Expenses net of all reductions	.71%	.74%	.73%	.69%	.69%
Net investment income (loss)	1.39%	1.61%	1.71%	1.90%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,429	$ 14,732	$ 7,316	$ 5,154	$ 2,429
Portfolio turnover rate D	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.8	0.7
General Electric Co.	0.6	0.7
British American Tobacco PLC sponsored ADR	0.6	0.6
Exxon Mobil Corp.	0.5	0.5
The Coca-Cola Co.	0.5	0.5
United Technologies Corp.	0.5	0.4
Procter & Gamble Co.	0.5	0.6
Bank of America Corp.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.1
Citigroup, Inc.	0.4	0.4
	5.2
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	15.5
Consumer Discretionary	9.3	8.2
Information Technology	9.0	9.2
Health Care	8.2	7.4
Industrials	7.7	7.0
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 18.1%	U.S. Government and U.S. Government Agency Obligations 20.5%
AAA,AA,A 5.0%	AAA,AA,A 4.4%
BBB 7.0%	BBB 5.2%
BB and Below 3.3%	BB and Below 3.5%
Not Rated 0.0%	Not Rated 0.3%
Equities* 62.4%	Equities** 59.7%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 6.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 62.9%	Stock Class and Equity Futures** 62.0%
Bond Class 33.2%	Bond Class 32.9%
Short-Term Class 3.9%	Short-Term Class 5.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 63.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	277,099	$ 54,383,479
Fidelity Consumer Staples Central Fund (d)	208,781	37,854,168
Fidelity Emerging Markets Equity Central Fund (d)	48,336	9,601,863
Fidelity Energy Central Fund (d)	272,933	39,548,051
Fidelity Financials Central Fund (d)	1,076,583	78,429,059
Fidelity Health Care Central Fund (d)	247,347	55,012,491
Fidelity Industrials Central Fund (d)	242,184	48,012,932
Fidelity Information Technology Central Fund (d)	341,354	75,954,652
Fidelity International Equity Central Fund (d)	1,899,792	148,297,764
Fidelity Materials Central Fund (d)	77,954	16,151,992
Fidelity Telecom Services Central Fund (d)	69,428	10,827,307
Fidelity Utilities Central Fund (d)	121,946	15,905,360
TOTAL EQUITY CENTRAL FUNDS (Cost $456,493,573)		589,979,118
Fixed-Income Central Funds - 35.3%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (d)	22,693	230,105
Fidelity Floating Rate Central Fund (d)	80,547	8,569,419
Fidelity High Income Central Fund 1 (d)	177,391	17,983,947
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,783,471
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	93,426	9,207,120
Fidelity Tactical Income Central Fund (d)	2,792,097	294,203,260
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		303,410,380
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $324,793,470)		330,193,851
Money Market Central Funds - 1.5%

Fidelity Cash Central Fund, 0.10% (b) (Cost $14,047,653)	14,047,653	14,047,653
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 10/31/13 (c) (Cost $499,995)	$ 500,000	$ 499,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,834,691)	934,720,619
NET OTHER ASSETS (LIABILITIES) - 0.0%	(108,316)
NET ASSETS - 100%	$ 934,612,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
79 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 7,170,040	$ 133,360

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $499,997.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,157
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	476,859
Fidelity Consumer Staples Central Fund	904,704
Fidelity Emerging Markets Debt Central Fund	182,725
Fidelity Emerging Markets Equity Central Fund	484,994
Fidelity Energy Central Fund	569,754
Fidelity Financials Central Fund	1,298,063
Fidelity Floating Rate Central Fund	619,457
Fidelity Health Care Central Fund	395,713
Fidelity High Income Central Fund 1	1,062,619
Fidelity Industrials Central Fund	687,816
Fidelity Information Technology Central Fund	526,847
Fidelity International Equity Central Fund	2,641,859
Fidelity Materials Central Fund	235,748
Fidelity Tactical Income Central Fund	5,421,075
Fidelity Telecom Services Central Fund	274,233
Fidelity Utilities Central Fund	406,701
Total	$ 16,224,430
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,517,507	$ 10,024,418	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	29,102,286	17,297,313	3,513,348	54,383,479	4.1%
Fidelity Consumer Staples Central Fund	25,830,682	12,374,517	4,214,930	37,854,168	3.7%
Fidelity Emerging Markets Debt Central Fund	3,241,106	1,205,190	3,894,850	230,105	0.3%
Fidelity Emerging Markets Equity Central Fund	10,591,183	24,581,397	24,818,701	9,601,863	4.6%
Fidelity Energy Central Fund	27,096,865	11,686,204	5,032,965	39,548,051	3.7%
Fidelity Financials Central Fund	45,117,276	25,274,757	5,558,192	78,429,059	4.0%
Fidelity Floating Rate Central Fund	22,224,028	4,930,302	18,875,165	8,569,419	0.6%
Fidelity Health Care Central Fund	32,605,604	15,338,961	7,454,802	55,012,491	3.9%
Fidelity High Income Central Fund 1	15,434,418	6,797,405	4,226,377	17,983,947	4.4%
Fidelity Industrials Central Fund	27,735,161	13,958,645	3,853,184	48,012,932	4.0%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	15,578,298	27,096,442	9,207,120	3.1%
Fidelity Information Technology Central Fund	49,740,670	20,794,470	5,483,665	75,954,652	3.8%
Fidelity International Equity Central Fund	67,575,168	70,270,368	8,625,876	148,297,764	5.7%
Fidelity Materials Central Fund	10,329,858	5,215,416	1,300,541	16,151,992	4.0%
Fidelity Tactical Income Central Fund	195,890,957	134,573,534	28,028,167	294,203,260	4.3%
Fidelity Telecom Services Central Fund	7,266,360	3,900,329	1,455,111	10,827,307	3.7%
Fidelity Utilities Central Fund	10,088,516	5,316,218	949,969	15,905,360	4.0%
Total	$ 610,960,333	$ 390,610,831	$ 164,406,703	$ 920,172,969
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 589,979,118	$ 589,979,118	$ -	$ -
Fixed-Income Central Funds	330,193,851	330,193,851	-	-
Money Market Central Funds	14,047,653	14,047,653	-	-
U.S. Treasury Obligations	499,997	-	499,997	-
Total Investments in Securities:	$ 934,720,619	$ 934,220,622	$ 499,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 133,360	$ 133,360	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 133,360	$ -
Total Value of Derivatives	$ 133,360	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.6%
United Kingdom	4.6%
Japan	3.3%
France	1.8%
Switzerland	1.7%
Netherlands	1.6%
Germany	1.3%
Canada	1.2%
Australia	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $499,995)	$ 499,997
Fidelity Central Funds (cost $795,334,696)	934,220,622
Total Investments (cost $795,834,691)		$ 934,720,619
Cash		27,821
Receivable for investments sold		390,652
Receivable for fund shares sold		2,532,639
Distributions receivable from Fidelity Central Funds		1,101
Receivable from investment adviser for expense reductions		249
Other receivables		18,809
Total assets		937,691,890

Liabilities
Payable for investments purchased	$ 1,468,734
Payable for fund shares redeemed	954,320
Accrued management fee	422,974
Distribution and service plan fees payable	30,395
Payable for daily variation margin for derivative instruments	52,930
Other affiliated payables	127,873
Other payables and accrued expenses	22,361
Total liabilities		3,079,587

Net Assets		$ 934,612,303
Net Assets consist of:
Paid in capital		$ 797,618,239
Undistributed net investment income		8,085,235
Accumulated undistributed net realized gain (loss) on investments		(10,110,459)
Net unrealized appreciation (depreciation) on investments		139,019,288
Net Assets		$ 934,612,303

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,925,907 ÷ 3,752,184 shares)		$ 11.17

Maximum offering price per share (100/94.25 of $11.17)		$ 11.85
Class T: Net Asset Value and redemption price per share ($13,639,379 ÷ 1,226,123 shares)		$ 11.12

Maximum offering price per share (100/96.50 of $11.12)		$ 11.52
Class B: Net Asset Value and offering price per share ($1,755,995 ÷ 157,855 shares)A		$ 11.12

Class C: Net Asset Value and offering price per share ($18,390,293 ÷ 1,665,967 shares)A		$ 11.04

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($850,360,809 ÷ 75,771,354 shares)		$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,539,920 ÷ 761,023 shares)		$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 540
Income from Fidelity Central Funds		16,224,430
Total income		16,224,970

Expenses
Management fee	$ 4,357,320
Transfer agent fees	1,042,981
Distribution and service plan fees	307,995
Accounting fees and expenses	346,912
Custodian fees and expenses	875
Independent trustees' compensation	2,841
Registration fees	94,716
Audit	37,963
Legal	2,176
Miscellaneous	5,638
Total expenses before reductions	6,199,417
Expense reductions	(103,022)	6,096,395
Net investment income (loss)		10,128,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33)
Fidelity Central Funds	(980,309)
Futures contracts	849,508
Capital gain distributions from Fidelity Central Funds	58,309
Total net realized gain (loss)		(72,525)
Change in net unrealized appreciation (depreciation) on: Investment securities	83,988,792
Futures contracts	308,274
Total change in net unrealized appreciation (depreciation)		84,297,066
Net gain (loss)		84,224,541
Net increase (decrease) in net assets resulting from operations		$ 94,353,116

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,128,575	$ 8,038,669
Net realized gain (loss)	(72,525)	(3,038,342)
Change in net unrealized appreciation (depreciation)	84,297,066	70,383,089
Net increase (decrease) in net assets resulting from operations	94,353,116	75,383,416
Distributions to shareholders from net investment income	(7,561,949)	(4,894,293)
Distributions to shareholders from net realized gain	(7,288,226)	(1,030,578)
Total distributions	(14,850,175)	(5,924,871)
Share transactions - net increase (decrease)	228,172,390	255,553,879
Total increase (decrease) in net assets	307,675,331	325,012,424

Net Assets
Beginning of period	626,936,972	301,924,548
End of period (including undistributed net investment income of $8,085,235 and undistributed net investment income of $5,557,226, respectively)	$ 934,612,303	$ 626,936,972

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Income from Investment Operations
Net investment income (loss) C	.11	.12	.13	.13	.15
Net realized and unrealized gain (loss)	1.10	1.38	(.20)	.76	.41
Total from investment operations	1.21	1.50	(.07)	.89	.56
Distributions from net investment income	(.09)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.20)	(.10)	(.36) G	(.11)	(.10)
Net asset value, end of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Total Return A,B	12.15%	17.27%	(1.05)%	10.62%	7.48%
Ratios to Average Net Assets D,F
Expenses before reductions	1.06%	1.09%	1.12%	1.22%	1.54%
Expenses net of fee waivers, if any	1.06%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	1.02%	1.26%	1.39%	1.44%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,926	$ 37,312	$ 30,707	$ 20,690	$ 6,044
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Income from Investment Operations
Net investment income (loss) C	.08	.10	.11	.10	.13
Net realized and unrealized gain (loss)	1.09	1.38	(.21)	.76	.42
Total from investment operations	1.17	1.48	(.10)	.86	.55
Distributions from net investment income	(.06)	(.06)	(.07)	(.07)	(.10)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.17)	(.08)	(.33)	(.09)	(.10)
Net asset value, end of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Total Return A,B	11.78%	17.12%	(1.34)%	10.32%	7.24%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.34%	1.37%	1.45%	1.77%
Expenses net of fee waivers, if any	1.32%	1.34%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.31%	1.33%	1.34%	1.33%	1.34%
Net investment income (loss)	.76%	1.01%	1.14%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,639	$ 11,380	$ 8,045	$ 6,035	$ 3,537
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) C	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	1.10	1.39	(.21)	.75	.42
Total from investment operations	1.12	1.44	(.15)	.81	.52
Distributions from net investment income	-	-	(.02)	(.04)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.11)	(.02)	(.28)	(.06)	(.05)
Net asset value, end of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Total Return A,B	11.21%	16.53%	(1.82)%	9.68%	6.78%
Ratios to Average Net Assets D,F
Expenses before reductions	1.89%	1.92%	1.95%	2.05%	2.31%
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.84%	1.84%	1.84%	1.83%	1.84%
Net investment income (loss)	.23%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,756	$ 1,745	$ 1,833	$ 1,987	$ 1,529
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) C	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	1.10	1.38	(.20)	.74	.42
Total from investment operations	1.12	1.43	(.14)	.80	.52
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.14) G	(.04)	(.29)	(.07)	(.05)
Net asset value, end of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Total Return A,B	11.24%	16.55%	(1.79)%	9.62%	6.83%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.88%	1.90%	1.97%	2.29%
Expenses net of fee waivers, if any	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.83%	1.84%	1.83%	1.83%	1.84%
Net investment income (loss)	.24%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,390	$ 10,185	$ 6,928	$ 4,256	$ 2,057
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) B	.14	.15	.16	.15	.17
Net realized and unrealized gain (loss)	1.10	1.39	(.21)	.76	.42
Total from investment operations	1.24	1.54	(.05)	.91	.59
Distributions from net investment income	(.12)	(.11)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.23)	(.13)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Total Return A	12.45%	17.73%	(.79)%	10.88%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.74%	.77%	.82%	.92%	1.22%
Expenses net of fee waivers, if any	.74%	.77%	.82%	.85%	.85%
Expenses net of all reductions	.73%	.76%	.80%	.83%	.84%
Net investment income (loss)	1.34%	1.59%	1.67%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,361	$ 557,351	$ 246,943	$ 95,660	$ 51,464
Portfolio turnover rate D	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) B	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss)	1.10	1.39	(.22)	.76	.42
Total from investment operations	1.23	1.54	(.06)	.91	.59
Distributions from net investment income	(.11)	(.10)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.22)	(.12)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Total Return A	12.35%	17.73%	(.87)%	10.88%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.82%	.84%	.85%	.95%	1.21%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.81%	.83%	.84%	.83%	.84%
Net investment income (loss)	1.26%	1.51%	1.64%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,540	$ 8,964	$ 7,470	$ 3,228	$ 844
Portfolio turnover rate D	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.9	0.8
General Electric Co.	0.7	0.8
British American Tobacco PLC sponsored ADR	0.7	0.7
Exxon Mobil Corp.	0.6	0.5
The Coca-Cola Co.	0.6	0.6
United Technologies Corp.	0.5	0.5
Procter & Gamble Co.	0.5	0.7
Bank of America Corp.	0.5	0.5
JPMorgan Chase & Co.	0.5	0.1
Gilead Sciences, Inc.	0.5	0.5
	6.0
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.4
Information Technology	10.7	10.5
Consumer Discretionary	10.2	9.0
Health Care	9.1	7.9
Industrials	9.0	7.7
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 12.2%	U.S. Government and U.S. Government Agency Obligations 14.1%
AAA,AA,A 3.2%	AAA,AA,A 2.6%
BBB 4.7%	BBB 3.6%
BB and Below 3.0%	BB and Below 3.2%
Not Rated 0.0%	Not Rated 0.3%
Equities* 73.2%	Equities** 69.8%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 6.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 73.6%	Stock Class and Equity Futures** 71.8%
Bond Class 23.0%	Bond Class 23.3%
Short-Term Class 3.4%	Short-Term Class 4.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 29.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 74.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,161,411	$ 227,938,538
Fidelity Consumer Staples Central Fund (d)	898,352	162,880,225
Fidelity Emerging Markets Equity Central Fund (d)	359,853	71,484,816
Fidelity Energy Central Fund (d)	1,203,026	174,318,405
Fidelity Financials Central Fund (d)	4,602,023	335,257,378
Fidelity Health Care Central Fund (d)	1,068,988	237,753,589
Fidelity Industrials Central Fund (d)	1,051,936	208,546,366
Fidelity Information Technology Central Fund (d)	1,492,576	332,113,147
Fidelity International Equity Central Fund (d)	8,589,177	670,471,195
Fidelity Materials Central Fund (d)	341,527	70,764,373
Fidelity Telecom Services Central Fund (d)	309,670	48,293,094
Fidelity Utilities Central Fund (d)	517,282	67,469,038
TOTAL EQUITY CENTRAL FUNDS (Cost $2,061,294,626)		2,607,290,164
Fixed-Income Central Funds - 24.4%

High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (d)	80,826	819,578
Fidelity Floating Rate Central Fund (d)	298,442	31,751,293
Fidelity High Income Central Fund 1 (d)	660,863	66,998,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,569,145
Investment Grade Fixed-Income Funds - 21.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	349,660	34,458,961
Fidelity Tactical Income Central Fund (d)	6,855,056	722,317,212
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		756,776,173
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $840,348,420)		856,345,318
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	2,237
Verint Systems, Inc. (a)	91	3,372
TOTAL COMMON STOCKS (Cost $4,583)		5,609
Money Market Central Funds - 1.3%

Fidelity Cash Central Fund, 0.10% (b)	45,690,783	45,690,783
Fidelity Money Market Central Fund, 0.25% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $45,690,787)		45,690,787
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 11/7/13 (c) (Cost $1,179,984)	$ 1,180,000	$ 1,179,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,948,518,400)	3,510,511,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,028,048)
NET ASSETS - 100%	$ 3,509,483,820
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
189 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 17,153,640	$ 319,051

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,990.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,452
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	2,213,443
Fidelity Consumer Staples Central Fund	4,245,447
Fidelity Emerging Markets Debt Central Fund	779,779
Fidelity Emerging Markets Equity Central Fund	2,868,656
Fidelity Energy Central Fund	2,713,825
Fidelity Financials Central Fund	6,077,570
Fidelity Floating Rate Central Fund	2,632,361
Fidelity Health Care Central Fund	1,891,337
Fidelity High Income Central Fund 1	4,380,735
Fidelity Industrials Central Fund	3,278,191
Fidelity Information Technology Central Fund	2,459,814
Fidelity International Equity Central Fund	12,528,554
Fidelity Materials Central Fund	1,141,492
Fidelity Tactical Income Central Fund	14,478,129
Fidelity Telecom Services Central Fund	1,325,051
Fidelity Utilities Central Fund	1,915,338
Total	$ 65,058,120
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 917,875	$ 41,818,363	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	163,745,803	22,955,680	10,548,605	227,938,538	17.0%
Fidelity Consumer Staples Central Fund	148,836,500	14,228,313	18,777,335	162,880,225	16.0%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,654,133	15,378,676	819,578	1.1%
Fidelity Emerging Markets Equity Central Fund	64,901,046	106,492,182	98,424,911	71,484,816	34.5%
Fidelity Energy Central Fund	153,830,577	13,705,868	19,518,430	174,318,405	16.5%
Fidelity Financials Central Fund	247,899,320	36,462,258	13,336,926	335,257,378	17.1%
Fidelity Floating Rate Central Fund	106,544,626	5,673,961	81,724,608	31,751,293	2.4%
Fidelity Health Care Central Fund	186,145,992	17,607,174	32,274,082	237,753,589	16.8%
Fidelity High Income Central Fund 1	73,128,662	10,348,252	16,588,527	66,998,274	16.5%
Fidelity Industrials Central Fund	161,512,794	14,272,158	15,688,908	208,546,366	17.4%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	41,777,198	107,056,166	34,458,961	11.7%
Fidelity Information Technology Central Fund	284,378,680	19,338,195	18,833,119	332,113,147	16.7%
Fidelity International Equity Central Fund	365,839,378	240,132,596	28,061,176	670,471,195	25.8%
Fidelity Materials Central Fund	59,437,024	6,286,034	4,005,940	70,764,373	17.7%
Fidelity Tactical Income Central Fund	637,790,096	208,064,782	101,790,560	722,317,212	10.5%
Fidelity Telecom Services Central Fund	42,132,776	5,082,327	3,934,696	48,293,094	16.3%
Fidelity Utilities Central Fund	57,428,489	6,989,326	3,790,632	67,469,038	17.0%
Total	$ 2,917,646,941	$ 771,988,312	$ 631,551,660	$ 3,463,635,482
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,609	$ 5,609	$ -	$ -
Equity Central Funds	2,607,290,164	2,607,290,164	-	-
Fixed-Income Central Funds	856,345,318	856,345,318	-	-
Money Market Central Funds	45,690,787	45,690,787	-	-
U.S. Treasury Obligations	1,179,990	-	1,179,990	-
Total Investments in Securities:	$ 3,510,511,868	$ 3,509,331,878	$ 1,179,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 319,051	$ 319,051	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 319,051	$ -
Total Value of Derivatives	$ 319,051	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	70.4%
United Kingdom	5.0%
Japan	4.0%
France	2.3%
Switzerland	2.0%
Netherlands	1.7%
Germany	1.6%
Australia	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,184,567)	$ 1,185,599
Fidelity Central Funds (cost $2,947,333,833)	3,509,326,269
Total Investments (cost $2,948,518,400)		$ 3,510,511,868
Receivable for investments sold		3,883,855
Receivable for fund shares sold		2,856,394
Distributions receivable from Fidelity Central Funds		3,627
Receivable from investment adviser for expense reductions		8,747
Other receivables		158,221
Total assets		3,517,422,712

Liabilities
Payable for fund shares redeemed	5,503,001
Accrued management fee	1,601,324
Transfer agent fee payable	418,695
Distribution and service plan fees payable	88,210
Payable for daily variation margin for derivative instruments	126,630
Other affiliated payables	109,482
Other payables and accrued expenses	91,550
Total liabilities		7,938,892

Net Assets		$ 3,509,483,820
Net Assets consist of:
Paid in capital		$ 3,037,538,453
Undistributed net investment income		30,748,047
Accumulated undistributed net realized gain (loss) on investments		(121,115,199)
Net unrealized appreciation (depreciation) on investments		562,312,519
Net Assets		$ 3,509,483,820

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,864,912 ÷ 6,524,091 shares)		$ 19.60

Maximum offering price per share (100/94.25 of $19.60)		$ 20.80
Class T: Net Asset Value and redemption price per share ($44,421,059 ÷ 2,268,964 shares)		$ 19.58

Maximum offering price per share (100/96.50 of $19.58)		$ 20.29
Class B: Net Asset Value and offering price per share ($5,656,273 ÷ 288,379 shares)A		$ 19.61

Class C: Net Asset Value and offering price per share ($46,498,411 ÷ 2,387,012 shares)A		$ 19.48

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,253,087,670 ÷ 165,506,521 shares)		$ 19.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,955,495 ÷ 1,625,245 shares)		$ 19.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 1,811
Income from Fidelity Central Funds		65,058,120
Total income		65,059,931

Expenses
Management fee	$ 17,854,823
Transfer agent fees	4,910,721
Distribution and service plan fees	1,004,854
Accounting fees and expenses	1,206,109
Custodian fees and expenses	1,149
Independent trustees' compensation	12,223
Appreciation in deferred trustee compensation account	150
Registration fees	122,717
Audit	36,637
Legal	17,748
Miscellaneous	25,591
Total expenses before reductions	25,192,722
Expense reductions	(646,643)	24,546,079
Net investment income (loss)		40,513,852
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	438,359
Fidelity Central Funds	76,398,153
Futures contracts	1,322,680
Capital gain distributions from Fidelity Central Funds	260,256
Total net realized gain (loss)		78,419,448
Change in net unrealized appreciation (depreciation) on: Investment securities	329,154,875
Futures contracts	1,147,068
Total change in net unrealized appreciation (depreciation)		330,301,943
Net gain (loss)		408,721,391
Net increase (decrease) in net assets resulting from operations		$ 449,235,243

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,513,852	$ 40,604,708
Net realized gain (loss)	78,419,448	(15,590,236)
Change in net unrealized appreciation (depreciation)	330,301,943	456,260,101
Net increase (decrease) in net assets resulting from operations	449,235,243	481,274,573
Distributions to shareholders from net investment income	(41,294,520)	(38,394,729)
Distributions to shareholders from net realized gain	(5,154,458)	(4,004,992)
Total distributions	(46,448,978)	(42,399,721)
Share transactions - net increase (decrease)	108,412,598	239,918,849
Total increase (decrease) in net assets	511,198,863	678,793,701

Net Assets
Beginning of period	2,998,284,957	2,319,491,256
End of period (including undistributed net investment income of $30,748,047 and undistributed net investment income of $31,703,525, respectively)	$ 3,509,483,820	$ 2,998,284,957

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.18	.19	.19	.17	.22
Net realized and unrealized gain (loss)	2.31	2.64	(.50)	1.33	.40
Total from investment operations	2.49	2.83	(.31)	1.50	.62
Distributions from net investment income	(.19)	(.19)	(.18)	(.19)	(.30)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.22)	(.22)	(.21)	(.20)	(.30)
Net asset value, end of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Total Return A,B	14.56%	19.44%	(2.14)%	10.87%	5.28%
Ratios to Average Net Assets D,F
Expenses before reductions	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of fee waivers, if any	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of all reductions	1.04%	1.07%	1.07%	1.10%	1.18%
Net investment income (loss)	.98%	1.17%	1.17%	1.15%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,865	$ 120,425	$ 107,670	$ 111,293	$ 88,969
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.13	.15	.15	.13	.19
Net realized and unrealized gain (loss)	2.32	2.62	(.49)	1.33	.39
Total from investment operations	2.45	2.77	(.34)	1.46	.58
Distributions from net investment income	(.14)	(.15)	(.14)	(.16)	(.29)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.17)	(.17) H	(.17)	(.16) G	(.29)
Net asset value, end of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Total Return A,B	14.31%	19.03%	(2.36)%	10.61%	4.98%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of fee waivers, if any	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of all reductions	1.30%	1.33%	1.34%	1.36%	1.43%
Net investment income (loss)	.72%	.91%	.91%	.89%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,421	$ 43,064	$ 40,033	$ 45,394	$ 46,624
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.03	.06	.06	.05	.13
Net realized and unrealized gain (loss)	2.32	2.63	(.50)	1.33	.39
Total from investment operations	2.35	2.69	(.44)	1.38	.52
Distributions from net investment income	(.01)	(.03)	(.02)	(.08)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.04)	(.05) G	(.05)	(.09)	(.28)
Net asset value, end of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Total Return A,B	13.61%	18.42%	(2.92)%	10.00%	4.45%
Ratios to Average Net Assets D,F
Expenses before reductions	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of all reductions	1.88%	1.89%	1.89%	1.90%	1.94%
Net investment income (loss)	.14%	.35%	.36%	.35%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,656	$ 8,014	$ 9,605	$ 14,696	$ 18,407
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.04	.07	.07	.06	.13
Net realized and unrealized gain (loss)	2.31	2.62	(.49)	1.33	.39
Total from investment operations	2.35	2.69	(.42)	1.39	.52
Distributions from net investment income	(.07)	(.07)	(.05)	(.11)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.10)	(.09) G	(.08)	(.12)	(.28)
Net asset value, end of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Total Return A,B	13.70%	18.49%	(2.81)%	10.09%	4.46%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of fee waivers, if any	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of all reductions	1.79%	1.81%	1.81%	1.82%	1.91%
Net investment income (loss)	.23%	.43%	.43%	.43%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,498	$ 38,245	$ 32,160	$ 34,847	$ 34,633
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.24	.24	.24	.21	.25
Net realized and unrealized gain (loss)	2.32	2.64	(.49)	1.34	.41
Total from investment operations	2.56	2.88	(.25)	1.55	.66
Distributions from net investment income	(.25)	(.25)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.28)	(.27) F	(.26)	(.24)	(.31)
Net asset value, end of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Total Return A	14.94%	19.79%	(1.79)%	11.21%	5.59%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.76%	.78%	.80%	.88%
Expenses net of fee waivers, if any	.75%	.76%	.78%	.80%	.88%
Expenses net of all reductions	.73%	.75%	.76%	.78%	.86%
Net investment income (loss)	1.29%	1.49%	1.48%	1.47%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929
Portfolio turnover rate D	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.23	.24	.24	.21	.25
Net realized and unrealized gain (loss)	2.32	2.63	(.50)	1.33	.41
Total from investment operations	2.55	2.87	(.26)	1.54	.66
Distributions from net investment income	(.24)	(.24)	(.22)	(.21)	(.31)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.27)	(.27)	(.25)	(.22)	(.31)
Net asset value, end of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Total Return A	14.90%	19.68%	(1.82)%	11.17%	5.58%
Ratios to Average Net Assets C,E
Expenses before reductions	.79%	.80%	.81%	.84%	.90%
Expenses net of fee waivers, if any	.79%	.80%	.81%	.84%	.90%
Expenses net of all reductions	.77%	.79%	.80%	.82%	.89%
Net investment income (loss)	1.25%	1.45%	1.45%	1.43%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,955	$ 30,418	$ 26,678	$ 25,956	$ 30,076
Portfolio turnover rate D	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.1	1.0
General Electric Co.	0.8	1.0
British American Tobacco PLC sponsored ADR	0.8	0.9
Exxon Mobil Corp.	0.7	0.6
The Coca-Cola Co.	0.7	0.8
United Technologies Corp.	0.6	0.6
Procter & Gamble Co.	0.6	0.8
Bank of America Corp.	0.6	0.6
JPMorgan Chase & Co.	0.6	0.2
Gilead Sciences, Inc.	0.6	0.6
	7.1
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.4
Information Technology	12.2	12.4
Consumer Discretionary	12.1	10.0
Health Care	10.7	9.3
Industrials	10.4	9.5
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 4.7%	U.S. Government and U.S. Government Agency Obligations 7.2%
AAA,AA,A 1.2%	AAA,AA,A 1.2%
BBB 1.9%	BBB 1.6%
BB and Below 2.3%	BB and Below 1.6%
Not Rated 0.0%†	Not Rated 0.0%†
Equities* 87.4%	Equities** 84.0%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%
† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 88.1%	Stock Class and Equity Futures** 86.3%
Bond Class 10.0%	Bond Class 11.2%
Short-Term Class 1.9%	Short-Term Class 2.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 33.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 88.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	501,154	$ 98,356,481
Fidelity Consumer Staples Central Fund (c)	378,734	68,668,244
Fidelity Emerging Markets Equity Central Fund (c)	125,345	24,899,756
Fidelity Energy Central Fund (c)	507,036	73,469,570
Fidelity Financials Central Fund (c)	1,944,128	141,629,698
Fidelity Health Care Central Fund (c)	452,745	100,694,951
Fidelity Industrials Central Fund (c)	447,085	88,634,642
Fidelity Information Technology Central Fund (c)	626,022	139,296,157
Fidelity International Equity Central Fund (c)	3,538,411	276,208,342
Fidelity Materials Central Fund (c)	144,529	29,946,443
Fidelity Telecom Services Central Fund (c)	132,354	20,640,609
Fidelity Utilities Central Fund (c)	216,417	28,227,224
TOTAL EQUITY CENTRAL FUNDS (Cost $876,191,127)		1,090,672,117
Fixed-Income Central Funds - 10.5%

High Yield Fixed-Income Funds - 2.3%
Fidelity Floating Rate Central Fund (c)	110,489	11,754,925
Fidelity High Income Central Fund 1 (c)	170,571	17,292,490
TOTAL HIGH YIELD FIXED-INCOME FUNDS		29,047,415
Investment Grade Fixed-Income Funds - 8.2%
Fidelity Tactical Income Central Fund (c)	962,346	101,402,377
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $132,266,011)		130,449,792
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.10% (a) (Cost $13,568,412)	13,568,412	13,568,412
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 to 11/7/13 (b) (Cost $944,988)	$ 945,000	$ 944,992
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,022,970,538)	1,235,635,313
NET OTHER ASSETS (LIABILITIES) - 0.0%	(444,703)
NET ASSETS - 100%	$ 1,235,190,610
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
151 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 13,704,760	$ 254,903

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $944,992.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,164
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	867,041
Fidelity Consumer Staples Central Fund	1,695,979
Fidelity Emerging Markets Debt Central Fund	95,865
Fidelity Emerging Markets Equity Central Fund	1,032,921
Fidelity Energy Central Fund	1,070,125
Fidelity Financials Central Fund	2,366,710
Fidelity Floating Rate Central Fund	280,293
Fidelity Health Care Central Fund	717,395
Fidelity High Income Central Fund 1	1,078,379
Fidelity Industrials Central Fund	1,278,905
Fidelity Information Technology Central Fund	973,496
Fidelity International Equity Central Fund	5,016,441
Fidelity Materials Central Fund	440,553
Fidelity Tactical Income Central Fund	2,026,434
Fidelity Telecom Services Central Fund	538,160
Fidelity Utilities Central Fund	740,046
Total	$ 20,248,734
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,116,548	$ 16,932,421	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	53,988,981	27,113,153	3,942,374	98,356,481	7.3%
Fidelity Consumer Staples Central Fund	50,215,622	18,037,435	7,018,275	68,668,244	6.8%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	42,693,296	37,217,255	24,899,756	12.0%
Fidelity Energy Central Fund	51,964,564	18,698,773	8,227,428	73,469,570	7.0%
Fidelity Financials Central Fund	80,228,075	41,800,876	5,382,297	141,629,698	7.2%
Fidelity Floating Rate Central Fund	8,312,541	12,578,197	9,082,499	11,754,925	0.9%
Fidelity Health Care Central Fund	58,965,470	23,892,996	9,029,470	100,694,951	7.1%
Fidelity High Income Central Fund 1	19,608,493	6,171,776	8,493,520	17,292,490	4.3%
Fidelity Industrials Central Fund	53,056,934	20,706,516	4,221,095	88,634,642	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	16,762,962	32,505,313	-	0.0%
Fidelity Information Technology Central Fund	91,410,771	35,143,673	7,667,653	139,296,157	7.0%
Fidelity International Equity Central Fund	129,104,649	123,148,614	12,436,501	276,208,342	10.6%
Fidelity Materials Central Fund	19,882,058	7,827,277	1,352,680	29,946,443	7.5%
Fidelity Tactical Income Central Fund	91,513,713	70,359,930	56,747,833	101,402,377	1.5%
Fidelity Telecom Services Central Fund	14,818,664	6,136,240	2,485,706	20,640,609	7.0%
Fidelity Utilities Central Fund	18,841,950	8,017,548	1,347,773	28,227,224	7.1%
Total	$ 799,681,927	$ 482,171,566	$ 229,256,581	$ 1,221,121,909
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,090,672,117	$ 1,090,672,117	$ -	$ -
Fixed-Income Central Funds	130,449,792	130,449,792	-	-
Money Market Central Funds	13,568,412	13,568,412	-	-
U.S. Treasury Obligations	944,992	-	944,992	-
Total Investments in Securities:	$ 1,235,635,313	$ 1,234,690,321	$ 944,992	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 254,903	$ 254,903	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 254,903	$ -
Total Value of Derivatives	$ 254,903	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.5%
United Kingdom	5.5%
Japan	4.6%
France	2.6%
Switzerland	2.3%
Germany	1.9%
Netherlands	1.8%
Australia	1.5%
Canada	1.2%
Bermuda	1.2%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $944,988)	$ 944,992
Fidelity Central Funds (cost $1,022,025,550)	1,234,690,321
Total Investments (cost $1,022,970,538)		$ 1,235,635,313
Receivable for investments sold		1,988,181
Receivable for fund shares sold		1,942,792
Distributions receivable from Fidelity Central Funds		1,061
Receivable from investment adviser for expense reductions		2,751
Other receivables		35,694
Total assets		1,239,605,792

Liabilities
Payable for investments purchased	$ 13,974
Payable for fund shares redeemed	3,475,252
Accrued management fee	563,475
Distribution and service plan fees payable	43,032
Payable for daily variation margin for derivative instruments	101,170
Other affiliated payables	195,667
Other payables and accrued expenses	22,612
Total liabilities		4,415,182

Net Assets		$ 1,235,190,610
Net Assets consist of:
Paid in capital		$ 1,027,382,294
Undistributed net investment income		9,558,733
Accumulated undistributed net realized gain (loss) on investments		(14,670,095)
Net unrealized appreciation (depreciation) on investments		212,919,678
Net Assets		$ 1,235,190,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,805,215 ÷ 5,053,853 shares)		$ 16.38

Maximum offering price per share (100/94.25 of $16.38)		$ 17.38
Class T: Net Asset Value and redemption price per share ($13,606,263 ÷ 833,623 shares)		$ 16.32

Maximum offering price per share (100/96.50 of $16.32)		$ 16.91
Class B: Net Asset Value and offering price per share ($3,071,498 ÷ 188,522 shares)A		$ 16.29

Class C: Net Asset Value and offering price per share ($21,781,099 ÷ 1,347,838 shares)A		$ 16.16

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,100,838,328 ÷ 66,624,182 shares)		$ 16.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,088,207 ÷ 794,071 shares)		$ 16.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 633
Income from Fidelity Central Funds		20,248,734
Total income		20,249,367

Expenses
Management fee	$ 5,784,963
Transfer agent fees	1,813,166
Distribution and service plan fees	461,674
Accounting fees and expenses	343,931
Custodian fees and expenses	1,128
Independent trustees' compensation	3,767
Registration fees	112,310
Audit	37,963
Legal	3,578
Miscellaneous	7,070
Total expenses before reductions	8,569,550
Expense reductions	(229,479)	8,340,071
Net investment income (loss)		11,909,296
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	198,573
Fidelity Central Funds	25,680,778
Futures contracts	1,447,340
Capital gain distributions from Fidelity Central Funds	46,062
Total net realized gain (loss)		27,372,753
Change in net unrealized appreciation (depreciation) on: Investment securities	142,844,193
Futures contracts	417,879
Total change in net unrealized appreciation (depreciation)		143,262,072
Net gain (loss)		170,634,825
Net increase (decrease) in net assets resulting from operations		$ 182,544,121

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,909,296	$ 9,828,342
Net realized gain (loss)	27,372,753	(383,091)
Change in net unrealized appreciation (depreciation)	143,262,072	138,478,852
Net increase (decrease) in net assets resulting from operations	182,544,121	147,924,103
Distributions to shareholders from net investment income	(10,099,876)	(9,091,677)
Distributions to shareholders from net realized gain	(1,420,708)	(1,127,354)
Total distributions	(11,520,584)	(10,219,031)
Share transactions - net increase (decrease)	249,844,889	34,530,519
Total increase (decrease) in net assets	420,868,426	172,235,591

Net Assets
Beginning of period	814,322,184	642,086,593
End of period (including undistributed net investment income of $9,558,733 and undistributed net investment income of $7,836,025, respectively)	$ 1,235,190,610	$ 814,322,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Income from Investment Operations
Net investment income (loss) C	.14	.14	.13	.11	.14
Net realized and unrealized gain (loss)	2.38	2.43	(.58)	1.06	.27
Total from investment operations	2.52	2.57	(.45)	1.17	.41
Distributions from net investment income	(.14)	(.14)	(.13)	(.11)	(.17)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.17) G	(.16)	(.16)	(.12) H	(.17)
Net asset value, end of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Total Return A,B	18.14%	22.30%	(3.85)%	10.56%	4.30%
Ratios to Average Net Assets D,F
Expenses before reductions	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of fee waivers, if any	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of all reductions	1.03%	1.07%	1.08%	1.08%	1.16%
Net investment income (loss)	.91%	1.07%	1.00%	.93%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,805	$ 66,048	$ 50,854	$ 45,550	$ 22,506
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.09	.10	.10	.08	.11
Net realized and unrealized gain (loss)	2.38	2.41	(.58)	1.06	.27
Total from investment operations	2.47	2.51	(.48)	1.14	.38
Distributions from net investment income	(.10)	(.10)	(.10)	(.08)	(.15)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.12)	(.12)	(.13)	(.09) G	(.15)
Net asset value, end of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Total Return A,B	17.85%	21.86%	(4.08)%	10.33%	3.98%
Ratios to Average Net Assets D,F
Expenses before reductions	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of fee waivers, if any	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.33%	1.35%	1.33%	1.33%	1.43%
Net investment income (loss)	.61%	.80%	.75%	.68%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,606	$ 10,604	$ 8,449	$ 7,154	$ 5,491
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Income from Investment Operations
Net investment income (loss) C	.01	.03	.02	.01	.06
Net realized and unrealized gain (loss)	2.38	2.41	(.57)	1.06	.28
Total from investment operations	2.39	2.44	(.55)	1.07	.34
Distributions from net investment income	(.02)	(.01)	(.01)	(.03)	(.09)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.04)	(.03)	(.04)	(.04) G	(.09)
Net asset value, end of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Total Return A,B	17.19%	21.24%	(4.60)%	9.70%	3.44%
Ratios to Average Net Assets D,F
Expenses before reductions	1.88%	1.91%	1.91%	1.94%	1.98%
Expenses net of fee waivers, if any	1.88%	1.91%	1.91%	1.93%	1.98%
Expenses net of all reductions	1.86%	1.89%	1.89%	1.91%	1.97%
Net investment income (loss)	.08%	.25%	.18%	.10%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,071	$ 2,996	$ 2,898	$ 3,798	$ 3,123
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Income from Investment Operations
Net investment income (loss) C	.02	.04	.03	.02	.07
Net realized and unrealized gain (loss)	2.35	2.41	(.58)	1.06	.28
Total from investment operations	2.37	2.45	(.55)	1.08	.35
Distributions from net investment income	(.04)	(.05)	(.05)	(.04)	(.09)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.06)	(.07)	(.08)	(.06)	(.09)
Net asset value, end of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Total Return A,B	17.22%	21.44%	(4.62)%	9.75%	3.48%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.84%	1.84%	1.87%	1.94%
Expenses net of fee waivers, if any	1.83%	1.84%	1.84%	1.87%	1.94%
Expenses net of all reductions	1.81%	1.83%	1.82%	1.84%	1.93%
Net investment income (loss)	.13%	.32%	.26%	.17%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,781	$ 17,243	$ 13,379	$ 9,945	$ 7,179
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Income from Investment Operations
Net investment income (loss) B	.18	.18	.17	.14	.16
Net realized and unrealized gain (loss)	2.40	2.43	(.58)	1.07	.27
Total from investment operations	2.58	2.61	(.41)	1.21	.43
Distributions from net investment income	(.18)	(.17)	(.15)	(.12)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.20)	(.19)	(.18)	(.14)	(.18)
Net asset value, end of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Total Return A	18.52%	22.53%	(3.51)%	10.81%	4.54%
Ratios to Average Net Assets C,E
Expenses before reductions	.77%	.81%	.82%	.86%	.95%
Expenses net of fee waivers, if any	.77%	.81%	.82%	.86%	.95%
Expenses net of all reductions	.75%	.80%	.80%	.84%	.94%
Net investment income (loss)	1.19%	1.35%	1.27%	1.17%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472	$ 528,720
Portfolio turnover rate D	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Income from Investment Operations
Net investment income (loss) B	.18	.18	.17	.14	.17
Net realized and unrealized gain (loss)	2.39	2.43	(.59)	1.07	.28
Total from investment operations	2.57	2.61	(.42)	1.21	.45
Distributions from net investment income	(.17)	(.17)	(.16)	(.14)	(.21)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.20) F	(.19)	(.19)	(.15) G	(.21)
Net asset value, end of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Total Return A	18.45%	22.60%	(3.58)%	10.89%	4.70%
Ratios to Average Net Assets C,E
Expenses before reductions	.79%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.77%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.17%	1.35%	1.29%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,088	$ 10,710	$ 8,600	$ 6,351	$ 1,524
Portfolio turnover rate D	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)**	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Effective December 31, 2012, Geode replaced FMRC as the investment manager.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2013, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,626,836,913	$ 240,597,136	$ (32,792,622)	$ 207,804,514
Fidelity Asset Manager 30%	570,184,750	34,347,995	(4,171,325)	30,176,670
Fidelity Asset Manager 40%	494,090,523	38,340,136	(3,021,623)	35,318,513
Fidelity Asset Manager 50%	6,768,262,130	974,761,888	(196,594,777)	778,167,111
Fidelity Asset Manager 60%	841,380,333	96,417,664	(3,077,378)	93,340,286
Fidelity Asset Manager 70%	3,031,166,753	630,764,326	(151,419,211)	479,345,115
Fidelity Asset Manager 85%	1,053,439,561	221,254,964	(39,059,212)	182,195,752

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 16,001,027	$ 74,723,680	$ -	$ 207,804,514
Fidelity Asset Manager 30%	825,855	8,433,557	-	30,176,670
Fidelity Asset Manager 40%	4,033,801	10,092,899	-	35,318,513
Fidelity Asset Manager 50%	79,818,751	260,654,815	-	778,167,111
Fidelity Asset Manager 60%	18,219,474	25,479,946	-	93,340,286
Fidelity Asset Manager 70%	40,285,552	-	(47,389,599)	479,345,115
Fidelity Asset Manager 85%	12,674,670	13,024,606	-	182,195,752

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018
Fidelity Asset Manager 70%	$ (47,389,599)

The tax character of distributions paid was as follows:

September 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 110,262,124	$ 50,463,341	$ 160,725,465
Fidelity Asset Manager 30%	9,568,850	4,107,452	13,676,302
Fidelity Asset Manager 40%	6,811,798	3,459,125	10,270,923
Fidelity Asset Manager 50%	106,854,286	-	106,854,286
Fidelity Asset Manager 60%	8,993,435	5,856,740	14,850,175
Fidelity Asset Manager 70%	46,448,978	-	46,448,978
Fidelity Asset Manager 85%	11,520,584	-	11,520,584
September 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 78,508,461	$ 37,840,824	$ 116,349,285
Fidelity Asset Manager 30%	6,235,616	2,352,350	8,587,966
Fidelity Asset Manager 40%	4,654,647	1,598,545	6,253,192
Fidelity Asset Manager 50%	127,553,784	-	127,553,784
Fidelity Asset Manager 60%	5,924,871	-	5,924,871
Fidelity Asset Manager 70%	42,399,721	-	42,399,721
Fidelity Asset Manager 85%	10,219,031	-	10,219,031

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 5,823,335	$ 1,819,852
Totals (a)	$ 5,823,335	$ 1,819,852
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 478,383	$ 147,039
Totals (a)	$ 478,383	$ 147,039
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 642,386	$ 174,582
Totals (a)	$ 642,386	$ 174,582
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 7,240,742	$ 3,105,224
Totals (a)	$ 7,240,742	$ 3,105,224
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 849,508	$ 308,274
Totals (a)	$ 849,508	$ 308,274
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 1,322,680	$ 1,147,068
Totals (a)	$ 1,322,680	$ 1,147,068
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 1,447,340	$ 417,879
Totals (a)	$ 1,447,340	$ 417,879

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,173,803,959	1,008,262,146
Fidelity Asset Manager 30%	265,111,684	86,195,170
Fidelity Asset Manager 40%	237,129,311	90,747,951
Fidelity Asset Manager 50%	1,753,447,133	1,416,978,708
Fidelity Asset Manager 60%	390,610,831	164,406,703
Fidelity Asset Manager 70%	771,990,342	631,551,660
Fidelity Asset Manager 85%	482,171,566	229,256,581

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

During the period, FMR paid a portion of the management fees received from each Fund to the Fidelity Central Funds' investment advisers, certain of whom are also affiliates, for managing the assets of the Fidelity Central Funds. Effective December 31, 2012, Geode replaced FMRC as the investment manager for the Fidelity Commodity Strategy Central Fund. FMR no longer pays a portion of the management fees received from each Fund to the investment manager for managing the assets of the Fidelity Commodity Strategy Central Fund.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 116,267	$ 8,929
Class T	.25%	.25%	100,044	1,091
Class B	.75%	.25%	27,254	20,502
Class C	.75%	.25%	241,760	68,583
			$ 485,325	$ 99,105

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 32,584	$ 1,748
Class T	.25%	.25%	34,510	176
Class B	.75%	.25%	10,753	8,335
Class C	.75%	.25%	96,126	33,959
			$ 173,973	$ 44,218
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 40,586	$ 3,781
Class T	.25%	.25%	27,990	325
Class B	.75%	.25%	7,756	5,878
Class C	.75%	.25%	76,035	24,744
			$ 152,367	$ 34,728
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 170,545	$ 8,282
Class T	.25%	.25%	131,356	1,022
Class B	.75%	.25%	38,990	29,739
Class C	.75%	.25%	260,856	75,614
			$ 601,747	$ 114,657
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 102,536	$ 3,999
Class T	.25%	.25%	61,006	437
Class B	.75%	.25%	16,872	12,819
Class C	.75%	.25%	127,581	39,364
			$ 307,995	$ 56,619
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 310,207	$ 7,938
Class T	.25%	.25%	215,764	2,225
Class B	.75%	.25%	67,270	50,878
Class C	.75%	.25%	411,613	56,190
			$ 1,004,854	$ 117,231
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 183,728	$ 2,200
Class T	.25%	.25%	59,166	920
Class B	.75%	.25%	29,635	22,478
Class C	.75%	.25%	189,145	46,086
			$ 461,674	$ 71,684

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 23,794
Class T	6,122
Class B*	4,168
Class C*	11,170
$ 45,254
Fidelity Asset Manager 30%
Class A	$ 14,349
Class T	3,975
Class B*	990
Class C*	4,239
$ 23,553

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 40%	Retained by FDC
Class A	$ 17,186
Class T	3,100
Class B*	753
Class C*	1,814
$ 22,853
Fidelity Asset Manager 50%
Class A	$ 41,647
Class T	9,958
Class B*	8,747
Class C*	6,617
$ 66,969
Fidelity Asset Manager 60%
Class A	$ 36,152
Class T	8,070
Class B*	3,611
Class C*	3,147
$ 50,980
Fidelity Asset Manager 70%
Class A	$ 34,827
Class T	14,148
Class B*	11,104
Class C*	3,611
$ 63,690
Fidelity Asset Manager 85%
Class A	$ 31,121
Class T	6,855
Class B*	3,636
Class C*	3,572
$ 45,184
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 59,268.13
Class T	30,769.15
Class B	4,786.18
Class C	36,859.15
Asset Manager 20%	4,087,721.09
Institutional Class	39,265.12
	$ 4,258,668
Fidelity Asset Manager 30%
Class A	$ 17,857.14
Class T	10,185.15
Class B	1,900.18
Class C	14,581.15
Asset Manager 30%	369,086.08
Institutional Class	4,392.14
	$ 418,001

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 40%	Amount	% of Average Net Assets
Class A	$ 21,860.13
Class T	8,678.16
Class B	1,501.19
Class C	11,789.16
Asset Manager 40%	340,341.08
Institutional Class	1,423.14
	$ 385,592
Fidelity Asset Manager 50%
Class A	$ 144,029.21
Class T	54,628.21
Class B	8,161.21
Class C	55,430.21
Asset Manager 50%	10,339,638.15
Institutional Class	36,777.19
	$ 10,638,663
Fidelity Asset Manager 60%
Class A	$ 79,551.19
Class T	24,753.20
Class B	4,639.27
Class C	28,323.22
Asset Manager 60%	887,179.13
Institutional Class	18,536.21
	$ 1,042,981
Fidelity Asset Manager 70%
Class A	$ 266,837.22
Class T	95,859.22
Class B	20,065.30
Class C	87,264.21
Asset Manager 70%	4,378,772.15
Institutional Class	61,924.19
	$ 4,910,721
Fidelity Asset Manager 85%
Class A	$ 146,895.20
Class T	29,221.25
Class B	8,312.28
Class C	43,930.23
Asset Manager 85%	1,562,339.17
Institutional Class	22,469.19
	$ 1,813,166

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 16,520,000.43%		$ 195

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,440
Fidelity Asset Manager 30%	1,038
Fidelity Asset Manager 40%	943
Fidelity Asset Manager 50%	16,692
Fidelity Asset Manager 60%	1,663
Fidelity Asset Manager 70%	7,301
Fidelity Asset Manager 85%	2,199

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of each Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary. During the period, this waiver reduced each Fund's management fee as follows:

Fidelity Asset Manager 20%	$ 7,485
Fidelity Asset Manager 30%	633
Fidelity Asset Manager 40%	577
Fidelity Asset Manager 50%	10,800
Fidelity Asset Manager 60%	999
Fidelity Asset Manager 70%	4,636
Fidelity Asset Manager 85%	1,688

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Asset Manager 30%
Class B	1.65%	$ 133
Fidelity Asset Manager 40%
Class B	1.65%	245
Fidelity Asset Manager 60%
Class B	1.85%	704

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 12,362
Fidelity Asset Manager 30%	2,331
Fidelity Asset Manager 40%	1,140
Fidelity Asset Manager 50%	50,459
Fidelity Asset Manager 60%	1,525
Fidelity Asset Manager 70%	27,930
Fidelity Asset Manager 85%	8,890

Annual Report

8. Expense Reductions - continued

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 244,209	$ 1
Fidelity Asset Manager 30%	31,402	11
Fidelity Asset Manager 40%	37,057	8
Fidelity Asset Manager 50%	1,005,119	-
Fidelity Asset Manager 60%	99,784	10
Fidelity Asset Manager 70%	614,077	-
Fidelity Asset Manager 85%	218,891	10

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2013	2012
Fidelity Asset Manager 20%
From net investment income
Class A	$ 479,180	$ 583,118
Class T	153,380	210,407
Class B	7,798	17,047
Class C	73,479	132,811
Asset Manager 20%	63,713,389	68,418,562
Institutional Class	417,892	437,120
Total	$ 64,845,118	$ 69,799,065
From net realized gain
Class A	$ 938,257	$ 483,498
Class T	394,767	220,386
Class B	54,940	36,239
Class C	461,388	238,563
Asset Manager 20%	93,409,011	45,274,181
Institutional Class	621,984	297,353
Total	$ 95,880,347	$ 46,550,220
Fidelity Asset Manager 30%
From net investment income
Class A	$ 135,255	$ 160,177
Class T	53,266	70,810
Class B	3,647	7,802
Class C	36,680	49,900
Asset Manager 30%	6,258,064	5,145,514
Institutional Class	42,424	26,858
Total	$ 6,529,336	$ 5,461,061
From net realized gain
Class A	$ 201,136	$ 129,837
Class T	120,146	63,827
Class B	19,017	12,710
Class C	142,208	70,780
Asset Manager 30%	6,625,598	2,835,713
Institutional Class	38,861	14,038
Total	$ 7,146,966	$ 3,126,905

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2013	2012
Fidelity Asset Manager 40%
From net investment income
Class A	$ 158,417	$ 173,549
Class T	39,541	52,491
Class B	1,513	5,723
Class C	19,828	37,687
Asset Manager 40%	5,081,687	3,962,283
Institutional Class	11,858	11,861
Total	$ 5,312,844	$ 4,243,594
From net realized gain
Class A	$ 184,146	$ 102,783
Class T	63,920	37,753
Class B	10,654	7,868
Class C	88,165	36,489
Asset Manager 40%	4,600,582	1,819,574
Institutional Class	10,612	5,131
Total	$ 4,958,079	$ 2,009,598
Fidelity Asset Manager 50%
From net investment income
Class A	$ 741,245	$ 817,293
Class T	222,996	270,867
Class B	13,979	31,121
Class C	103,090	152,385
Asset Manager 50%	99,187,965	116,058,976
Institutional Class	251,043	187,204
Total	$ 100,520,318	$ 117,517,846
From net realized gain
Class A	$ 56,331	$ 84,098
Class T	20,938	32,684
Class B	3,654	6,752
Class C	21,738	28,966
Asset Manager 50%	6,215,885	9,869,460
Institutional Class	15,422	13,978
Total	$ 6,333,968	$ 10,035,938
Fidelity Asset Manager 60%
From net investment income
Class A	$ 328,716	$ 275,899
Class T	63,101	59,208
Class C	25,403	14,357
Asset Manager 60%	7,048,830	4,467,505
Institutional Class	95,899	77,324
Total	$ 7,561,949	$ 4,894,293
From net realized gain
Class A	$ 413,664	$ 77,818
Class T	117,788	21,710
Class B	17,787	2,990
Class C	118,551	17,548
Asset Manager 60%	6,524,537	893,501
Institutional Class	95,899	17,011
Total	$ 7,288,226	$ 1,030,578

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2013	2012
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,324,356	$ 1,391,891
Class T	339,999	388,992
Class B	3,770	17,307
Class C	146,051	144,084
Asset Manager 70%	39,066,778	36,011,371
Institutional Class	413,566	441,084
Total	$ 41,294,520	$ 38,394,729
From net realized gain
Class A	$ 208,014	$ 179,368
Class T	71,831	66,155
Class B	12,568	15,452
Class C	65,396	53,763
Asset Manager 70%	4,744,953	3,644,875
Institutional Class	51,696	45,379
Total	$ 5,154,458	$ 4,004,992
Fidelity Asset Manager 85%
From net investment income
Class A	$ 676,599	$ 606,515
Class T	72,835	74,608
Class B	3,120	3,490
Class C	49,012	57,406
Asset Manager 85%	9,165,124	8,217,929
Institutional Class	133,186	131,729
Total	$ 10,099,876	$ 9,091,677
From net realized gain
Class A	$ 114,355	$ 89,854
Class T	17,837	14,774
Class B	4,992	4,985
Class C	29,407	23,919
Asset Manager 85%	1,235,747	978,325
Institutional Class	18,370	15,497
Total	$ 1,420,708	$ 1,127,354

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Fidelity Asset Manager 20%
Class A
Shares sold	1,072,310	1,518,992	$ 14,229,542	$ 19,757,344
Reinvestment of distributions	103,451	79,502	1,359,185	1,017,651
Shares redeemed	(1,437,277)	(953,045)	(19,068,299)	(12,398,846)
Net increase (decrease)	(261,516)	645,449	$ (3,479,572)	$ 8,376,149
Class T
Shares sold	503,660	361,373	$ 6,684,808	$ 4,668,325
Reinvestment of distributions	35,623	30,086	467,031	383,804
Shares redeemed	(472,247)	(387,129)	(6,260,470)	(5,025,013)
Net increase (decrease)	67,036	4,330	$ 891,369	$ 27,116
Class B
Shares sold	46,709	16,882	$ 618,923	$ 218,774
Reinvestment of distributions	3,859	3,329	50,446	42,226
Shares redeemed	(51,804)	(57,139)	(685,608)	(742,425)
Net increase (decrease)	(1,236)	(36,928)	$ (16,239)	$ (481,425)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Class C
Shares sold	626,504	624,517	$ 8,291,054	$ 8,082,902
Reinvestment of distributions	35,345	24,852	461,389	315,219
Shares redeemed	(495,012)	(488,533)	(6,542,594)	(6,317,053)
Net increase (decrease)	166,837	160,836	$ 2,209,849	$ 2,081,068
Asset Manager 20%
Shares sold	96,013,989	110,791,537	$ 1,277,520,736	$ 1,443,456,906
Reinvestment of distributions	11,559,495	8,552,147	152,172,535	109,845,938
Shares redeemed	(100,546,326)	(58,464,088)	(1,338,047,432)	(761,608,801)
Net increase (decrease)	7,027,158	60,879,596	$ 91,645,839	$ 791,694,043
Institutional Class
Shares sold	651,514	746,636	$ 8,663,645	$ 9,733,662
Reinvestment of distributions	72,138	52,901	949,473	679,004
Shares redeemed	(543,569)	(354,990)	(7,226,120)	(4,638,626)
Net increase (decrease)	180,083	444,547	$ 2,386,998	$ 5,774,040
Fidelity Asset Manager 30%
Class A
Shares sold	653,584	577,913	$ 6,686,244	$ 5,641,039
Reinvestment of distributions	31,306	27,604	315,241	264,902
Shares redeemed	(363,052)	(442,523)	(3,699,867)	(4,366,332)
Net increase (decrease)	321,838	162,994	$ 3,301,618	$ 1,539,609
Class T
Shares sold	233,362	219,574	$ 2,373,957	$ 2,138,276
Reinvestment of distributions	14,971	11,479	150,319	110,126
Shares redeemed	(215,479)	(107,895)	(2,204,813)	(1,058,642)
Net increase (decrease)	32,854	123,158	$ 319,463	$ 1,189,760
Class B
Shares sold	12,613	11,421	$ 128,712	$ 111,959
Reinvestment of distributions	2,116	2,026	21,172	19,302
Shares redeemed	(21,474)	(18,126)	(218,847)	(175,630)
Net increase (decrease)	(6,745)	(4,679)	$ (68,963)	$ (44,369)
Class C
Shares sold	572,959	355,074	$ 5,839,804	$ 3,473,890
Reinvestment of distributions	17,198	11,921	171,974	113,510
Shares redeemed	(218,996)	(221,287)	(2,229,117)	(2,164,272)
Net increase (decrease)	371,161	145,708	$ 3,782,661	$ 1,423,128
Asset Manager 30%
Shares sold	31,117,234	20,685,013	$ 318,211,749	$ 202,410,648
Reinvestment of distributions	1,251,916	809,968	12,630,820	7,818,534
Shares redeemed	(14,550,386)	(7,843,603)	(148,859,342)	(76,942,998)
Net increase (decrease)	17,818,764	13,651,378	$ 181,983,227	$ 133,286,184
Institutional Class
Shares sold	328,145	102,207	$ 3,369,248	$ 1,006,073
Reinvestment of distributions	7,390	3,823	74,686	36,969
Shares redeemed	(95,257)	(29,306)	(981,606)	(289,223)
Net increase (decrease)	240,278	76,724	$ 2,462,328	$ 753,819
Fidelity Asset Manager 40%
Class A
Shares sold	732,687	461,185	$ 7,536,895	$ 4,475,378
Reinvestment of distributions	33,419	28,704	335,702	269,281
Shares redeemed	(650,778)	(232,222)	(6,748,346)	(2,244,087)
Net increase (decrease)	115,328	257,667	$ 1,124,251	$ 2,500,572
Class T
Shares sold	325,545	180,735	$ 3,361,131	$ 1,751,259
Reinvestment of distributions	9,741	9,025	97,523	84,442
Shares redeemed	(156,208)	(126,362)	(1,602,375)	(1,223,908)
Net increase (decrease)	179,078	63,398	$ 1,856,279	$ 611,793

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Class B
Shares sold	16,536	3,589	$ 171,081	$ 34,352
Reinvestment of distributions	1,106	1,316	11,045	12,262
Shares redeemed	(27,889)	(15,728)	(286,480)	(151,847)
Net increase (decrease)	(10,247)	(10,823)	$ (104,354)	$ (105,233)
Class C
Shares sold	336,075	370,485	$ 3,473,006	$ 3,620,785
Reinvestment of distributions	10,381	7,481	103,548	69,947
Shares redeemed	(149,612)	(131,163)	(1,532,971)	(1,265,422)
Net increase (decrease)	196,844	246,803	$ 2,043,583	$ 2,425,310
Asset Manager 40%
Shares sold	24,119,194	22,082,156	$ 247,892,288	$ 213,417,875
Reinvestment of distributions	941,992	595,004	9,473,812	5,611,636
Shares redeemed	(11,163,945)	(6,151,917)	(114,965,823)	(59,591,209)
Net increase (decrease)	13,897,241	16,525,243	$ 142,400,277	$ 159,438,302
Institutional Class
Shares sold	70,452	47,234	$ 729,401	$ 463,860
Reinvestment of distributions	1,870	1,389	18,813	13,067
Shares redeemed	(50,222)	(22,058)	(520,470)	(213,682)
Net increase (decrease)	22,100	26,565	$ 227,744	$ 263,245
Fidelity Asset Manager 50%
Class A
Shares sold	1,449,019	1,187,775	$ 24,581,030	$ 18,468,869
Reinvestment of distributions	45,191	56,747	752,382	857,626
Shares redeemed	(1,095,633)	(811,485)	(18,586,263)	(12,657,721)
Net increase (decrease)	398,577	433,037	$ 6,747,149	$ 6,668,774
Class T
Shares sold	663,909	386,790	$ 11,208,621	$ 6,039,566
Reinvestment of distributions	13,977	18,419	232,652	278,056
Shares redeemed	(431,674)	(393,734)	(7,344,423)	(6,143,199)
Net increase (decrease)	246,212	11,475	$ 4,096,850	$ 174,423
Class B
Shares sold	18,595	22,355	$ 317,435	$ 344,462
Reinvestment of distributions	832	1,905	13,783	28,524
Shares redeemed	(57,076)	(53,392)	(958,706)	(828,947)
Net increase (decrease)	(37,649)	(29,132)	$ (627,488)	$ (455,961)
Class C
Shares sold	740,412	422,627	$ 12,534,043	$ 6,556,946
Reinvestment of distributions	6,106	9,375	101,096	140,582
Shares redeemed	(324,505)	(295,440)	(5,513,484)	(4,562,022)
Net increase (decrease)	422,013	136,562	$ 7,121,655	$ 2,135,506
Asset Manager 50%
Shares sold	52,511,533	59,240,193	$ 892,040,605	$ 917,159,365
Reinvestment of distributions	6,122,585	8,031,099	102,124,495	121,763,329
Shares redeemed	(61,301,083)	(56,779,363)	(1,040,806,221)	(885,967,433)
Net increase (decrease)	(2,666,965)	10,491,929	$ (46,641,121)	$ 152,955,261
Institutional Class
Shares sold	607,378	753,749	$ 10,245,736	$ 11,827,227
Reinvestment of distributions	14,565	12,561	242,976	191,717
Shares redeemed	(317,709)	(373,724)	(5,403,875)	(5,805,459)
Net increase (decrease)	304,234	392,586	$ 5,084,837	$ 6,213,485

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Fidelity Asset Manager 60%
Class A
Shares sold	1,450,767	913,908	$ 15,389,690	$ 8,803,044
Reinvestment of distributions	73,353	38,621	732,795	346,427
Shares redeemed	(1,442,772)	(788,357)	(15,452,485)	(7,563,106)
Net increase (decrease)	81,348	164,172	$ 670,000	$ 1,586,365
Class T
Shares sold	354,359	447,916	$ 3,751,085	$ 4,292,853
Reinvestment of distributions	17,437	8,853	173,843	79,237
Shares redeemed	(270,534)	(254,362)	(2,824,279)	(2,454,557)
Net increase (decrease)	101,262	202,407	$ 1,100,649	$ 1,917,533
Class B
Shares sold	32,445	19,289	$ 344,999	$ 185,299
Reinvestment of distributions	1,682	318	16,834	2,853
Shares redeemed	(48,869)	(57,869)	(511,923)	(548,074)
Net increase (decrease)	(14,742)	(38,262)	$ (150,090)	$ (359,922)
Class C
Shares sold	863,812	382,232	$ 9,144,225	$ 3,652,829
Reinvestment of distributions	13,615	3,383	135,192	30,208
Shares redeemed	(224,211)	(171,714)	(2,344,110)	(1,630,359)
Net increase (decrease)	653,216	213,901	$ 6,935,307	$ 2,052,678
Asset Manager 60%
Shares sold	34,839,686	39,444,451	$ 366,719,567	$ 375,984,511
Reinvestment of distributions	1,340,899	588,365	13,422,397	5,289,399
Shares redeemed	(15,008,590)	(13,505,874)	(159,263,852)	(131,208,669)
Net increase (decrease)	21,171,995	26,526,942	$ 220,878,112	$ 250,065,241
Institutional Class
Shares sold	160,584	397,418	$ 1,703,978	$ 3,874,714
Reinvestment of distributions	18,042	10,368	180,782	93,209
Shares redeemed	(295,925)	(379,108)	(3,146,348)	(3,675,939)
Net increase (decrease)	(117,299)	28,678	$ (1,261,588)	$ 291,984
Fidelity Asset Manager 70%
Class A
Shares sold	1,287,419	1,132,191	$ 23,452,490	$ 18,409,073
Reinvestment of distributions	83,843	97,648	1,438,739	1,475,462
Shares redeemed	(1,797,709)	(1,591,472)	(32,849,347)	(26,014,266)
Net increase (decrease)	(426,447)	(361,633)	$ (7,958,118)	$ (6,129,731)
Class T
Shares sold	339,651	371,849	$ 6,181,137	$ 6,048,158
Reinvestment of distributions	22,597	29,030	388,219	438,926
Shares redeemed	(582,162)	(635,594)	(10,591,002)	(10,270,953)
Net increase (decrease)	(219,914)	(234,715)	$ (4,021,646)	$ (3,783,869)
Class B
Shares sold	13,127	10,786	$ 236,917	$ 178,448
Reinvestment of distributions	859	1,945	14,844	29,519
Shares redeemed	(188,800)	(204,593)	(3,433,038)	(3,340,584)
Net increase (decrease)	(174,814)	(191,862)	$ (3,181,277)	$ (3,132,617)
Class C
Shares sold	431,551	414,913	$ 7,910,563	$ 6,780,955
Reinvestment of distributions	11,078	11,566	190,092	174,761
Shares redeemed	(275,792)	(404,942)	(4,970,010)	(6,546,101)
Net increase (decrease)	166,837	21,537	$ 3,130,645	$ 409,615
Asset Manager 70%
Shares sold	28,246,048	38,962,553	$ 516,657,613	$ 623,672,627
Reinvestment of distributions	2,510,724	2,576,388	43,109,127	38,929,219
Shares redeemed	(23,977,212)	(25,205,153)	(436,891,308)	(409,297,914)
Net increase (decrease)	6,779,560	16,333,788	$ 122,875,432	$ 253,303,932

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Institutional Class
Shares sold	531,511	410,441	$ 9,726,788	$ 6,792,107
Reinvestment of distributions	26,717	28,506	459,001	431,017
Shares redeemed	(682,888)	(494,273)	(12,618,227)	(7,971,605)
Net increase (decrease)	(124,660)	(55,326)	$ (2,432,438)	$ (748,481)
Fidelity Asset Manager 85%
Class A
Shares sold	1,422,130	1,137,688	$ 21,562,311	$ 14,901,786
Reinvestment of distributions	55,905	57,009	777,639	684,104
Shares redeemed	(1,131,712)	(862,594)	(17,144,798)	(11,362,295)
Net increase (decrease)	346,323	332,103	$ 5,195,152	$ 4,223,595
Class T
Shares sold	255,386	204,577	$ 3,800,849	$ 2,672,679
Reinvestment of distributions	6,408	7,374	89,010	88,345
Shares redeemed	(186,981)	(182,949)	(2,769,038)	(2,385,870)
Net increase (decrease)	74,813	29,002	$ 1,120,821	$ 375,154
Class B
Shares sold	10,516	7,122	$ 158,919	$ 93,038
Reinvestment of distributions	539	643	7,499	7,723
Shares redeemed	(37,423)	(44,228)	(551,324)	(582,548)
Net increase (decrease)	(26,368)	(36,463)	$ (384,906)	$ (481,787)
Class C
Shares sold	379,470	393,021	$ 5,643,922	$ 5,109,265
Reinvestment of distributions	5,384	6,384	74,359	76,102
Shares redeemed	(282,321)	(319,988)	(4,132,142)	(4,129,934)
Net increase (decrease)	102,533	79,417	$ 1,586,139	$ 1,055,433
Asset Manager 85%
Shares sold	28,559,921	12,524,715	$ 423,445,322	$ 164,242,667
Reinvestment of distributions	731,320	747,592	10,238,478	9,030,913
Shares redeemed	(12,632,337)	(10,927,056)	(191,882,465)	(144,182,077)
Net increase (decrease)	16,658,904	2,345,251	$ 241,801,335	$ 29,091,503
Institutional Class
Shares sold	281,737	350,864	$ 4,299,430	$ 4,659,274
Reinvestment of distributions	10,653	11,945	148,714	143,941
Shares redeemed	(257,406)	(339,482)	(3,921,796)	(4,536,594)
Net increase (decrease)	34,984	23,327	$ 526,348	$ 266,621

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	28%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011- present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 79,689,179
Asset Manager 30%	$ 9,071,693
Asset Manager 40%	$ 10,600,334
Asset Manager 50%	$ 260,654,815
Asset Manager 60%	$ 26,981,834
Asset Manager 85%	$ 13,024,606

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager 20%
Class A	5.61%
Class T	5.61%
Class B	5.61%
Class C	5.61%
Asset Manager 30%
Class A	5.08%
Class T	5.08%
Class B	5.08%
Class C	5.08%
Asset Manager 40%
Class A	4.32%
Class T	4.32%
Class B	4.32%
Class C	4.32%
Asset Manager 50%
Class A	3.73%
Class T	3.73%
Class B	3.73%
Class C	3.73%
Asset Manager 60%
Class A	3.14%
Class T	3.14%
Class B	3.14%
Class C	3.14%
Asset Manager 70%
Class A	2.13%
Class T	2.13%
Class B	2.13%
Class C	2.13%
Asset Manager 85%
Class A	0.97%
Class T	0.97%
Class B	0.97%
Class C	0.97%

Annual Report

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2013 to September 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 43,199,526
Asset Manager 30%	$ 5,212,315
Asset Manager 40%	$ 2,846,704
Asset Manager 50%	$ 50,472,647

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Asset Manager 20%
December 2012	5%	5%	6%	6%
February 2013	21%	32%	100%	100%
March 2013	26%	64%	0.0%	0.0%
April 2013	20%	26%	64%	64%
May 2013	20%	27%	80%	60%
June 2013	20%	25%	55%	46%
July 2013	22%	32%	100%	100%
August 2013	21%	24%	48%	48%
September 2013	21%	27%	68%	68%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2012	9%	10%	11%	11%
February 2013	24%	28%	45%	40%
March 2013	33%	100%	0.0%	0.0%
April 2013	25%	31%	70%	56%
May 2013	24%	34%	80%	60%
June 2013	24%	28%	49%	49%
July 2013	27%	36%	100%	100%
August 2013	27%	34%	80%	80%
September 2013	23%	31%	70%	56%

	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2012	17%	19%	25%	24%
April 2013	55%	91%	0.0%	100%
July 2013	55%	72%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2012	34%	40%	68%	64%
April 2013	63%	91%	0.0%	100%
July 2013	56%	67%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2012	44%	60%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2012	49%	63%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2012	63%	85%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Asset Manager 20%
December 2012	6%	7%	7%	7%
February 2013	35%	53%	100%	100%
March 2013	42%	100%	0.0%	0.0%
April 2013	33%	42%	100%	100%
May 2013	33%	44%	100%	99%
June 2013	32%	41%	89%	75%
July 2013	37%	53%	100%	100%
August 2013	34%	40%	79%	79%
September 2013	35%	45%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2012	12%	13%	14%	14%
February 2013	42%	49%	79%	70%
March 2013	59%	100%	0.0%	0.0%
April 2013	45%	55%	100%	98%
May 2013	42%	60%	100%	100%
June 2013	43%	50%	85%	85%
July 2013	49%	65%	100%	100%
August 2013	47%	60%	100%	100%
September 2013	41%	55%	100%	98%

	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2012	23%	24%	32%	32%
April 2013	99%	100%	0.0%	100%
July 2013	100%	100%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2012	46%	54%	90%	85%
April 2013	100%	100%	0.0%	100%
July 2013	100%	100%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2012	74%	99%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2012	82%	100%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2012	100%	100%	100%	100%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisors), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 50% ranked below its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2012 and the total expense ratio of Class T ranked equal to its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class B, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2012, the total expense ratio of Class C ranked equal to its competitive median for 2012, and the total expense ratio of Class T ranked above its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each of Fidelity Asset Manager 70% and Fidelity Asset Manager 85% ranked below its competitive median for 2012 and the total expense ratio of each of Class T and Class B of each of Fidelity Asset Manager 70% and Fidelity Asset Manager 85% ranked above its competitive median for 2012.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Annual Report

September 30, 2013

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Asset Manager® 20% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.83%	6.33%	5.24%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 20% - Institutional Class on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$16,671 Fidelity Advisor Asset Manager 20% - Institutional Class

$15,670 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 30% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	5.81%	7.30%	3.93%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
2008
2009
2010
2011
2012
2013
Period Ending Values
$12,592 Fidelity Advisor Asset Manager 30% - Institutional Class
$13,498 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 40% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	8.15%	7.98%	3.94%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,000
2008
2009
2010
2011
2012
2013
Period Ending Values
$12,599 Fidelity Advisor Asset Manager 40% - Institutional Class
$13,498 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 50% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	10.28%	8.86%	5.76%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Institutional Class on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$17,513 Fidelity Advisor Asset Manager 50% - InstitutionalClass
$20,737 S&P 500® Index

Annual Report

Fidelity Advisor Asset Manager 60% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	12.35%	9.41%	3.85%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012
2013

Period Ending Values

$12,536 Fidelity Advisor Asset Manager 60% - InstitutionalClass

$12,261 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 70% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	14.90%	9.64%	6.00%

A The initial offering of Institutional Class shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Institutional Class on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on September 23, 2008. See above for additional information regarding the performance of Institutional Class.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
Period Ending Values
$17,914 Fidelity Advisor Asset Manager 70% - InstitutionalClass
$20,737 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 85% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	18.45%	10.21%	7.36%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Institutional Class on September 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

21,000
20,000
17,500
15,000
12,500
10,000
9,000
$8,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Period Ending Values

$20,351 Fidelity Advisor Asset Manager 85% - InstitutionalClass

$20,737 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending September 30, 2013, despite bouts of volatility at either end of the period. Strong advances were fueled by a generally improving global economy and accommodative monetary policies worldwide. The trend was positive for much of the period, based largely on strengthening U.S. economic data. The broad-based S&P 500® Index set a series of new highs in rising 19.34% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to a 15.59% gain. The growth-oriented Nasdaq Composite Index® had an even stronger run, advancing 22.77%. Early in the period, stocks slipped on investor anxiety over the impending U.S. presidential election and federal debt-ceiling deadline. Although equities rebounded in the new year and steadily increased through late May, news that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stock markets in flux for the remainder of the period. The Fed eventually put aside an imminent tapering, but markets turned skittish over a possible military strike in Syria and a U.S. budget impasse that threatened to shut down the government. Elsewhere, non-U.S. developed-markets equities continued their rebound, with the MSCI® EAFE® Index adding 23.91%. On the bond side of the ledger, U.S. high-yield securities rallied alongside equities for most of the period, but cooled off in May and June, when interest rates spiked on possible Fed tightening. Yet, the sector still solidly advanced, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.09% for the period. The more rate-sensitive U.S. investment-grade bond category faced a tough headwind, as reflected in the -1.68% return of the Barclays® U.S. Aggregate Bond Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Institutional Class shares of all seven Advisor Asset Manager Funds outpaced their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this report.) Relative to the benchmarks, asset allocation contributed the most to the more fixed-income-oriented Funds, but was a modest detractor in the more equity-oriented 70% and 85% Funds. On the plus side, I succeeded with my strategy of maintaining lighter-than-benchmark allocations to cash and the more defensive investment-grade bond category in favor of small out-of-benchmark stakes high-yield bonds, floating-rate bank-loan securities and Treasury Inflation-Protected Securities (TIPS). On a standalone basis, the return of the TIPS central fund significantly lagged the Funds' Composite benchmarks. However, I use TIPS for their high credit quality and inflation-protection features as part of my integrated fixed-income strategy that, on a net basis, was the primary driver of the Funds' asset-allocation contribution. Additionally, overweighting U.S. equities helped, but underweighting foreign developed-markets equities, which performed well, and holding a fairly small non-benchmark position in emerging-markets (EM) equities, negated the benefit of our domestic stock positioning, particularly in the 60%, 70% and 85% Funds. Security selection contributed across all of the Funds, but was a larger contributor in Funds with greater equity allocations, primarily because of adroit stock picking in domestic equities, led by outsized contributions from the information technology, health care and energy central funds. Solid results from the investment-grade bond central fund also helped, and when combined with U.S. equities, the total contribution more than offset weak security selection in foreign developed-markets stocks. In terms of notable positioning shifts, I increased the Funds' allocations to foreign developed-markets stocks and reduced their exposure to EM equities during the period. I also largely eliminated our small position in the commodities index central fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,012.50	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Class T	1.10%
Actual		$ 1,000.00	$ 1,011.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class B	1.61%
Actual		$ 1,000.00	$ 1,009.40	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Class C	1.59%
Actual		$ 1,000.00	$ 1,008.80	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 8.04
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,014.10	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.69
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,014.60	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 30%
Class A	.87%
Actual		$ 1,000.00	$ 1,023.90	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.13%
Actual		$ 1,000.00	$ 1,022.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.72
Class B	1.65%
Actual		$ 1,000.00	$ 1,019.90	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.63%
Actual		$ 1,000.00	$ 1,019.20	$ 8.25
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.24
Asset Manager 30%	.56%
Actual		$ 1,000.00	$ 1,024.50	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,024.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,021.96	$ 3.14
Fidelity Asset Manager 40%
Class A	.87%
Actual		$ 1,000.00	$ 1,035.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.14%
Actual		$ 1,000.00	$ 1,034.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.77
Class B	1.65%
Actual		$ 1,000.00	$ 1,032.30	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.64%
Actual		$ 1,000.00	$ 1,032.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.29
Asset Manager 40%	.57%
Actual		$ 1,000.00	$ 1,037.40	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,022.21	$ 2.89
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,037.10	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,021.96	$ 3.14
Fidelity Asset Manager 50%
Class A	.99%
Actual		$ 1,000.00	$ 1,047.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.10	$ 5.01
Class T	1.23%
Actual		$ 1,000.00	$ 1,046.20	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.23
Class B	1.73%
Actual		$ 1,000.00	$ 1,043.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.39	$ 8.74
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class C	1.74%
Actual		$ 1,000.00	$ 1,043.30	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.67%
Actual		$ 1,000.00	$ 1,048.80	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,048.60	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Fidelity Asset Manager 60%
Class A	1.05%
Actual		$ 1,000.00	$ 1,058.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class T	1.31%
Actual		$ 1,000.00	$ 1,057.00	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.63
Class B	1.85%
Actual		$ 1,000.00	$ 1,054.00	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.84%
Actual		$ 1,000.00	$ 1,054.40	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 60%	.74%
Actual		$ 1,000.00	$ 1,060.50	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,059.50	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Fidelity Asset Manager 70%
Class A	1.06%
Actual		$ 1,000.00	$ 1,072.20	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class T	1.31%
Actual		$ 1,000.00	$ 1,070.50	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.63
Class B	1.89%
Actual		$ 1,000.00	$ 1,067.50	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Class C	1.81%
Actual		$ 1,000.00	$ 1,068.00	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Asset Manager 70%	.74%
Actual		$ 1,000.00	$ 1,073.70	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,073.10	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$ 1,000.00	$ 1,091.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class T	1.35%
Actual		$ 1,000.00	$ 1,089.50	$ 7.07
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.87%
Actual		$ 1,000.00	$ 1,086.70	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.45
Class C	1.84%
Actual		$ 1,000.00	$ 1,087.50	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 85%	.76%
Actual		$ 1,000.00	$ 1,092.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,092.80	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .16%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.2	18.0
Fannie Mae	6.7	7.8
Freddie Mac	2.7	3.6
Ginnie Mae	2.0	2.2
Wachovia Bank Commercial Mortgage Trust	1.4	1.7
	29.0
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 28.0%	U.S. Government and U.S. Government Agency Obligations 32.0%
AAA,AA,A 7.9%	AAA,AA,A 7.1%
BBB 10.9%	BBB 8.1%
BB and Below 5.8%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.4%
Equities* 23.3%	Equities** 21.0%
Short-Term Investments and Net Other Assets 23.9%	Short-Term Investments and Net Other Assets 25.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.3	0.3
General Electric Co.	0.3	0.3
British American Tobacco PLC sponsored ADR	0.2	0.2
Exxon Mobil Corp.	0.2	0.2
The Coca-Cola Co.	0.2	0.2
	1.2
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	24.6
Consumer Discretionary	5.3	3.9
Energy	4.8	3.9
Information Technology	3.9	3.9
Health Care	3.7	3.4
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 23.4%	Stock Class and Equity Futures** 23.1%
Bond Class 52.4%	Bond Class 52.3%
Short-Term Class 24.2%	Short-Term Class 24.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 11.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 23.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,489,789	$ 14,301,970
Fidelity Consumer Discretionary Central Fund (d)	561,838	110,266,332
Fidelity Consumer Staples Central Fund (d)	426,219	77,277,841
Fidelity Energy Central Fund (d)	569,914	82,580,559
Fidelity Financials Central Fund (d)	2,191,563	159,655,376
Fidelity Health Care Central Fund (d)	501,550	111,549,674
Fidelity Industrials Central Fund (d)	502,656	99,651,511
Fidelity Information Technology Central Fund (d)	709,695	157,914,162
Fidelity International Equity Central Fund (d)	2,898,802	226,280,447
Fidelity Materials Central Fund (d)	159,546	33,057,907
Fidelity Telecom Services Central Fund (d)	147,638	23,024,194
Fidelity Utilities Central Fund (d)	247,828	32,324,259
TOTAL EQUITY CENTRAL FUNDS (Cost $827,567,674)		1,127,884,232
Fixed-Income Central Funds - 55.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	2,350,296	23,831,998
Fidelity Floating Rate Central Fund (d)	1,345,166	143,112,173
Fidelity High Income Central Fund 1 (d)	989,171	100,282,137
TOTAL HIGH YIELD FIXED-INCOME FUNDS		267,226,308
Investment Grade Fixed-Income Funds - 50.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	975,172	96,103,160
Fidelity Tactical Income Central Fund (d)	22,140,123	2,332,904,744
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,429,007,904
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,580,386,774)		2,696,234,212
Money Market Central Funds - 20.9%

Fidelity Cash Central Fund, 0.10% (b)	264,054,827	264,054,827
Fidelity Money Market Central Fund, 0.25% (b)	743,828,158	743,828,158
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,007,882,985)		1,007,882,985
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $2,639,994)	$ 2,640,000	$ 2,639,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,418,477,427)	4,834,641,427
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,293,696)
NET ASSETS - 100%	$ 4,832,347,731
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
232 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 21,056,320	$ 391,639

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,274,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 580,702
Fidelity Commodity Strategy Central Fund	28,712
Fidelity Consumer Discretionary Central Fund	1,107,564
Fidelity Consumer Staples Central Fund	2,082,212
Fidelity Emerging Markets Debt Central Fund	1,595,479
Fidelity Emerging Markets Equity Central Fund	673,377
Fidelity Energy Central Fund	1,357,456
Fidelity Financials Central Fund	3,024,147
Fidelity Floating Rate Central Fund	9,435,546
Fidelity Health Care Central Fund	932,314
Fidelity High Income Central Fund 1	7,465,418
Fidelity Industrials Central Fund	1,630,226
Fidelity Information Technology Central Fund	1,210,978
Fidelity International Equity Central Fund	3,503,473
Fidelity Materials Central Fund	553,065
Fidelity Money Market Central Fund	2,244,522
Fidelity Tactical Income Central Fund	51,727,013
Fidelity Telecom Services Central Fund	649,519
Fidelity Utilities Central Fund	958,338
Total	$ 90,760,061
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 3,062,845	$ 54,095,359	$ 14,301,970	4.2%
Fidelity Consumer Discretionary Central Fund	67,573,452	26,408,248	9,665,296	110,266,332	8.2%
Fidelity Consumer Staples Central Fund	60,258,579	20,692,613	13,059,175	77,277,841	7.6%
Fidelity Emerging Markets Debt Central Fund	25,187,911	3,707,304	2,844,163	23,831,998	31.9%
Fidelity Emerging Markets Equity Central Fund	-	100,710,523	100,675,136	-	0.0%
Fidelity Energy Central Fund	63,919,995	21,188,419	15,754,588	82,580,559	7.8%
Fidelity Financials Central Fund	104,990,249	41,058,781	18,242,383	159,655,376	8.2%
Fidelity Floating Rate Central Fund	236,383,820	24,131,703	121,489,776	143,112,173	10.7%
Fidelity Health Care Central Fund	75,718,455	24,369,311	21,363,120	111,549,674	7.9%
Fidelity High Income Central Fund 1	144,211,359	16,567,009	61,146,299	100,282,137	24.7%
Fidelity Industrials Central Fund	66,648,918	22,197,666	13,207,280	99,651,511	8.3%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	120,434,903	203,296,231	96,103,160	32.6%
Fidelity Information Technology Central Fund	116,619,970	34,376,207	17,364,653	157,914,162	8.0%
Fidelity International Equity Central Fund	68,870,933	145,301,656	15,814,899	226,280,447	8.7%
Fidelity Materials Central Fund	24,171,427	7,993,411	3,494,939	33,057,907	8.3%
Fidelity Tactical Income Central Fund	2,192,773,597	547,286,026	330,125,551	2,332,904,744	33.8%
Fidelity Telecom Services Central Fund	17,378,953	6,206,238	3,148,470	23,024,194	7.8%
Fidelity Utilities Central Fund	24,224,645	8,111,096	3,474,828	32,324,259	8.1%
Total	$ 3,548,385,028	$ 1,173,803,959	$ 1,008,262,146	$ 3,824,118,444
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,127,884,232	$ 1,127,884,232	$ -	$ -
Fixed-Income Central Funds	2,696,234,212	2,696,234,212	-	-
Money Market Central Funds	1,007,882,985	1,007,882,985	-	-
U.S. Treasury Obligations	2,639,998	-	2,639,998	-
Total Investments in Securities:	$ 4,834,641,427	$ 4,832,001,429	$ 2,639,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 391,639	$ 391,639	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 391,639	$ -
Total Value of Derivatives	$ 391,639	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
United Kingdom	1.9%
Netherlands	1.1%
Japan	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,639,994)	$ 2,639,998
Fidelity Central Funds (cost $4,415,837,433)	4,832,001,429
Total Investments (cost $4,418,477,427)		$ 4,834,641,427
Receivable for investments sold		3,938,195
Receivable for fund shares sold		3,162,496
Distributions receivable from Fidelity Central Funds		21,739
Receivable from investment adviser for expense reductions		8,856
Other receivables		36,118
Total assets		4,841,808,831

Liabilities
Payable for investments purchased	$ 1,623
Payable for fund shares redeemed	7,128,136
Accrued management fee	1,661,587
Distribution and service plan fees payable	40,326
Payable for daily variation margin for derivative instruments	155,440
Other affiliated payables	446,994
Other payables and accrued expenses	26,994
Total liabilities		9,461,100

Net Assets		$ 4,832,347,731
Net Assets consist of:
Paid in capital		$ 4,533,928,080
Undistributed net investment income		5,045,522
Accumulated undistributed net realized gain (loss) on investments		(123,181,510)
Net unrealized appreciation (depreciation) on investments		416,555,639
Net Assets		$ 4,832,347,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,449,126 ÷ 3,237,148 shares)		$ 13.42

Maximum offering price per share (100/94.25 of $13.42)		$ 14.24
Class T: Net Asset Value and redemption price per share ($19,843,646 ÷ 1,481,086 shares)		$ 13.40

Maximum offering price per share (100/96.50 of $13.40)		$ 13.89
Class B: Net Asset Value and offering price per share ($2,724,872 ÷ 203,718 shares)A		$ 13.38

Class C: Net Asset Value and offering price per share ($24,909,701 ÷ 1,865,489 shares)A		$ 13.35

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,708,494,479 ÷ 350,295,030 shares)		$ 13.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,925,907 ÷ 2,450,616 shares)		$ 13.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 3,116
Income from Fidelity Central Funds		90,760,061
Total income		90,763,177

Expenses
Management fee	$ 20,354,765
Transfer agent fees	4,258,668
Distribution and service plan fees	485,325
Accounting fees and expenses	1,168,689
Custodian fees and expenses	1,293
Independent trustees' compensation	18,435
Registration fees	209,476
Audit	36,637
Legal	17,289
Miscellaneous	40,298
Total expenses before reductions	26,590,875
Expense reductions	(264,057)	26,326,818
Net investment income (loss)		64,436,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,573
Fidelity Central Funds	2,420,310
Futures contracts	5,823,335
Capital gain distributions from Fidelity Central Funds	432,576
Total net realized gain (loss)		8,720,794
Change in net unrealized appreciation (depreciation) on: Investment securities	107,771,105
Futures contracts	1,819,852
Total change in net unrealized appreciation (depreciation)		109,590,957
Net gain (loss)		118,311,751
Net increase (decrease) in net assets resulting from operations		$ 182,748,110

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,436,359	$ 69,381,580
Net realized gain (loss)	8,720,794	23,551,775
Change in net unrealized appreciation (depreciation)	109,590,957	263,559,333
Net increase (decrease) in net assets resulting from operations	182,748,110	356,492,688
Distributions to shareholders from net investment income	(64,845,118)	(69,799,065)
Distributions to shareholders from net realized gain	(95,880,347)	(46,550,220)
Total distributions	(160,725,465)	(116,349,285)
Share transactions - net increase (decrease)	93,638,244	807,470,991
Total increase (decrease) in net assets	115,660,889	1,047,614,394

Net Assets
Beginning of period	4,716,686,842	3,669,072,448
End of period (including undistributed net investment income of $5,045,522 and undistributed net investment income of $5,459,303, respectively)	$ 4,832,347,731	$ 4,716,686,842

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Income from Investment Operations
Net investment income (loss) C	.14	.18	.19	.22	.33
Net realized and unrealized gain (loss)	.31	.91	.09	.74	.48
Total from investment operations	.45	1.09	.28	.96	.81
Distributions from net investment income	(.14)	(.18)	(.20)	(.21)	(.36)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.40) G	(.34)	(.21) H	(.21) I	(.36)
Net asset value, end of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Total Return A,B	3.47%	8.76%	2.22%	8.26%	7.51%
Ratios to Average Net Assets D,F
Expenses before reductions	.82%	.84%	.85%	.84%	.87%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.84%	.87%
Expenses net of all reductions	.82%	.83%	.85%	.83%	.87%
Net investment income (loss)	1.03%	1.36%	1.51%	1.80%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,449	$ 46,763	$ 36,016	$ 31,268	$ 24,488
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Income from Investment Operations
Net investment income (loss) C	.10	.14	.16	.19	.30
Net realized and unrealized gain (loss)	.33	.90	.09	.74	.48
Total from investment operations	.43	1.04	.25	.93	.78
Distributions from net investment income	(.10)	(.15)	(.16)	(.18)	(.33)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.37)	(.30) G	(.18)	(.18) H	(.33)
Net asset value, end of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Total Return A,B	3.28%	8.39%	1.96%	8.00%	7.26%
Ratios to Average Net Assets D,F
Expenses before reductions	1.10%	1.10%	1.11%	1.09%	1.11%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.09%	1.11%
Expenses net of all reductions	1.09%	1.10%	1.10%	1.09%	1.11%
Net investment income (loss)	.75%	1.09%	1.26%	1.55%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,844	$ 18,870	$ 17,765	$ 15,771	$ 10,032
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Income from Investment Operations
Net investment income (loss) C	.03	.07	.09	.12	.24
Net realized and unrealized gain (loss)	.32	.90	.10	.74	.49
Total from investment operations	.35	.97	.19	.86	.73
Distributions from net investment income	(.04)	(.08)	(.09)	(.11)	(.28)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.30) G	(.23) H	(.11)	(.12)	(.28)
Net asset value, end of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Total Return A,B	2.71%	7.81%	1.48%	7.34%	6.70%
Ratios to Average Net Assets D,F
Expenses before reductions	1.62%	1.64%	1.65%	1.67%	1.69%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.23%	.55%	.72%	.99%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,725	$ 2,732	$ 3,044	$ 3,717	$ 2,712
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Income from Investment Operations
Net investment income (loss) C	.03	.08	.10	.12	.24
Net realized and unrealized gain (loss)	.33	.89	.09	.74	.49
Total from investment operations	.36	.97	.19	.86	.73
Distributions from net investment income	(.04)	(.08)	(.10)	(.12)	(.28)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.31)	(.24)	(.12)	(.12) G	(.28)
Net asset value, end of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Total Return A,B	2.73%	7.80%	1.48%	7.40%	6.75%
Ratios to Average Net Assets D,F
Expenses before reductions	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of fee waivers, if any	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of all reductions	1.59%	1.60%	1.60%	1.60%	1.63%
Net investment income (loss)	.25%	.59%	.76%	1.03%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,910	$ 22,600	$ 19,325	$ 15,728	$ 9,189
Portfolio turnover rate E	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Income from Investment Operations
Net investment income (loss) B	.18	.22	.23	.25	.35
Net realized and unrealized gain (loss)	.31	.91	.09	.75	.50
Total from investment operations	.49	1.13	.32	1.00	.85
Distributions from net investment income	(.18)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.44) F	(.38)	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Total Return A	3.79%	9.06%	2.52%	8.54%	7.90%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.56%	.58%
Expenses net of all reductions	.52%	.54%	.54%	.56%	.58%
Net investment income (loss)	1.32%	1.65%	1.82%	2.08%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692
Portfolio turnover rate D	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Income from Investment Operations
Net investment income (loss) B	.17	.21	.23	.25	.36
Net realized and unrealized gain (loss)	.33	.90	.10	.74	.50
Total from investment operations	.50	1.11	.33	.99	.86
Distributions from net investment income	(.17)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.44)	(.37) F	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Total Return A	3.83%	8.94%	2.57%	8.46%	8.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.57%	.58%	.59%	.56%	.56%
Expenses net of fee waivers, if any	.57%	.58%	.59%	.56%	.56%
Expenses net of all reductions	.56%	.57%	.59%	.55%	.56%
Net investment income (loss)	1.29%	1.62%	1.77%	2.09%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,926	$ 30,383	$ 23,073	$ 4,739	$ 2,697
Portfolio turnover rate D	27%	23%	19%	18%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	17.9
Fannie Mae	6.7	7.8
Freddie Mac	2.7	3.6
Ginnie Mae	2.0	2.1
Wachovia Bank Commercial Mortgage Trust	1.4	1.7
	28.9
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 27.9%	U.S. Government and U.S. Government Agency Obligations 31.8%
AAA,AA,A 7.9%	AAA,AA,A 7.0%
BBB 10.8%	BBB 8.0%
BB and Below 5.7%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.4%
Equities* 33.0%	Equities** 31.2%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 16.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.4	0.4
General Electric Co.	0.3	0.4
British American Tobacco PLC sponsored ADR	0.3	0.3
Exxon Mobil Corp.	0.3	0.3
The Coca-Cola Co.	0.3	0.3
	1.6
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	16.8
Consumer Discretionary	6.5	5.4
Energy	5.3	4.9
Information Technology	5.3	5.4
Health Care	4.9	4.8
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 33.3%	Stock Class and Equity Futures** 32.8%
Bond Class 52.1%	Bond Class 51.9%
Short-Term Class 14.6%	Short-Term Class 15.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 33.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	181,544	$ 1,742,821
Fidelity Consumer Discretionary Central Fund (d)	98,954	19,420,783
Fidelity Consumer Staples Central Fund (d)	73,563	13,337,716
Fidelity Energy Central Fund (d)	95,904	13,896,427
Fidelity Financials Central Fund (d)	382,015	27,829,819
Fidelity Health Care Central Fund (d)	85,877	19,099,953
Fidelity Industrials Central Fund (d)	85,374	16,925,416
Fidelity Information Technology Central Fund (d)	119,999	26,700,966
Fidelity International Equity Central Fund (d)	605,415	47,258,718
Fidelity Materials Central Fund (d)	27,402	5,677,622
Fidelity Telecom Services Central Fund (d)	24,369	3,800,294
Fidelity Utilities Central Fund (d)	41,596	5,425,376
TOTAL EQUITY CENTRAL FUNDS (Cost $158,227,021)		201,115,911
Fixed-Income Central Funds - 55.6%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	291,009	2,950,827
Fidelity Floating Rate Central Fund (d)	165,395	17,596,324
Fidelity High Income Central Fund 1 (d)	119,720	12,137,215
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,684,366
Investment Grade Fixed-Income Funds - 50.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	120,740	11,898,955
Fidelity Tactical Income Central Fund (d)	2,741,539	288,875,929
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		300,774,884
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $327,409,787)		333,459,250
Money Market Central Funds - 10.9%

Fidelity Cash Central Fund, 0.10% (b)	43,147,663	43,147,663
Fidelity Money Market Central Fund, 0.25% (b)	22,418,597	22,418,597
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $65,566,260)		65,566,260
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $219,998)	$ 220,000	$ 219,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $551,423,066)	600,361,420
NET OTHER ASSETS (LIABILITIES) - 0.0%	(150,379)
NET ASSETS - 100%	$ 600,211,041
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 1,724,440	$ 32,074

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,430
Fidelity Commodity Strategy Central Fund	2,684
Fidelity Consumer Discretionary Central Fund	163,190
Fidelity Consumer Staples Central Fund	306,512
Fidelity Emerging Markets Debt Central Fund	157,106
Fidelity Emerging Markets Equity Central Fund	110,342
Fidelity Energy Central Fund	194,868
Fidelity Financials Central Fund	438,846
Fidelity Floating Rate Central Fund	925,629
Fidelity Health Care Central Fund	134,576
Fidelity High Income Central Fund 1	733,926
Fidelity Industrials Central Fund	228,863
Fidelity Information Technology Central Fund	182,146
Fidelity International Equity Central Fund	743,972
Fidelity Materials Central Fund	77,840
Fidelity Money Market Central Fund	67,649
Fidelity Tactical Income Central Fund	5,280,196
Fidelity Telecom Services Central Fund	93,373
Fidelity Utilities Central Fund	132,391
Total	$ 10,034,539
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 1,198,445	$ 4,845,971	$ 1,742,821	0.5%
Fidelity Consumer Discretionary Central Fund	8,889,467	7,725,989	1,123,986	19,420,783	1.4%
Fidelity Consumer Staples Central Fund	7,734,006	5,440,049	1,069,244	13,337,716	1.3%
Fidelity Emerging Markets Debt Central Fund	2,061,118	1,214,435	85,324	2,950,827	4.0%
Fidelity Emerging Markets Equity Central Fund	1,754,450	11,131,404	12,585,596	-	0.0%
Fidelity Energy Central Fund	8,292,623	5,554,662	1,924,923	13,896,427	1.3%
Fidelity Financials Central Fund	13,532,981	11,342,107	1,509,628	27,829,819	1.4%
Fidelity Floating Rate Central Fund	19,764,972	7,818,677	10,336,397	17,596,324	1.3%
Fidelity Health Care Central Fund	9,936,447	6,912,651	2,739,718	19,099,953	1.3%
Fidelity High Income Central Fund 1	11,910,169	5,185,319	4,950,187	12,137,215	3.0%
Fidelity Industrials Central Fund	8,124,620	6,219,738	744,177	16,925,416	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	18,256,926	21,020,759	11,898,955	4.0%
Fidelity Information Technology Central Fund	14,993,183	10,227,083	2,400,547	26,700,966	1.3%
Fidelity International Equity Central Fund	15,666,174	27,955,792	1,928,943	47,258,718	1.8%
Fidelity Materials Central Fund	2,991,887	2,358,060	301,877	5,677,622	1.4%
Fidelity Tactical Income Central Fund	182,472,640	132,415,627	17,815,460	288,875,929	4.2%
Fidelity Telecom Services Central Fund	2,213,035	1,775,246	562,156	3,800,294	1.3%
Fidelity Utilities Central Fund	2,862,839	2,379,474	250,277	5,425,376	1.4%
Total	$ 334,786,921	$ 265,111,684	$ 86,195,170	$ 534,575,161
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 201,115,911	$ 201,115,911	$ -	$ -
Fixed-Income Central Funds	333,459,250	333,459,250	-	-
Money Market Central Funds	65,566,260	65,566,260	-	-
U.S. Treasury Obligations	219,999	-	219,999	-
Total Investments in Securities:	$ 600,361,420	$ 600,141,421	$ 219,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 32,074	$ 32,074	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 32,074	$ -
Total Value of Derivatives	$ 32,074	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
United Kingdom	2.5%
Japan	1.7%
Netherlands	1.3%
Mexico	1.0%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $219,998)	$ 219,999
Fidelity Central Funds (cost $551,203,068)	600,141,421
Total Investments (cost $551,423,066)		$ 600,361,420
Receivable for investments sold		194,147
Receivable for fund shares sold		1,188,101
Distributions receivable from Fidelity Central Funds		3,453
Receivable from investment adviser for expense reductions		1,688
Other receivables		5,911
Total assets		601,754,720

Liabilities
Payable for investments purchased	$ 2,902
Payable for fund shares redeemed	1,224,742
Accrued management fee	204,381
Distribution and service plan fees payable	16,657
Payable for daily variation margin for derivative instruments	12,730
Other affiliated payables	60,182
Other payables and accrued expenses	22,085
Total liabilities		1,543,679

Net Assets		$ 600,211,041
Net Assets consist of:
Paid in capital		$ 560,790,185
Undistributed net investment income		797,470
Accumulated undistributed net realized gain (loss) on investments		(10,347,042)
Net unrealized appreciation (depreciation) on investments		48,970,428
Net Assets		$ 600,211,041

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,100,017 ÷ 1,448,065 shares)		$ 10.43

Maximum offering price per share (100/94.25 of $10.43)		$ 11.07
Class T: Net Asset Value and redemption price per share ($7,064,078 ÷ 678,017 shares)		$ 10.42

Maximum offering price per share (100/96.50 of $10.42)		$ 10.80
Class B: Net Asset Value and offering price per share ($1,077,767 ÷ 103,556 shares)A		$ 10.41

Class C: Net Asset Value and offering price per share ($12,000,571 ÷ 1,155,645 shares)A		$ 10.38

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($560,305,650 ÷ 53,703,695 shares)		$ 10.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,662,958 ÷ 446,919 shares)		$ 10.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 269
Income from Fidelity Central Funds		10,034,539
Total income		10,034,808

Expenses
Management fee	$ 2,060,004
Transfer agent fees	418,001
Distribution and service plan fees	173,973
Accounting fees and expenses	203,321
Custodian fees and expenses	904
Independent trustees' compensation	1,794
Registration fees	109,375
Audit	37,963
Legal	1,358
Miscellaneous	3,043
Total expenses before reductions	3,009,736
Expense reductions	(34,510)	2,975,226
Net investment income (loss)		7,059,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(42)
Fidelity Central Funds	(606,606)
Futures contracts	478,383
Capital gain distributions from Fidelity Central Funds	37,447
Total net realized gain (loss)		(90,818)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,478,315
Futures contracts	147,039
Total change in net unrealized appreciation (depreciation)		21,625,354
Net gain (loss)		21,534,536
Net increase (decrease) in net assets resulting from operations		$ 28,594,118

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,059,582	$ 5,556,500
Net realized gain (loss)	(90,818)	(821,969)
Change in net unrealized appreciation (depreciation)	21,625,354	28,667,732
Net increase (decrease) in net assets resulting from operations	28,594,118	33,402,263
Distributions to shareholders from net investment income	(6,529,336)	(5,461,061)
Distributions to shareholders from net realized gain	(7,146,966)	(3,126,905)
Total distributions	(13,676,302)	(8,587,966)
Share transactions - net increase (decrease)	191,780,334	138,148,131
Total increase (decrease) in net assets	206,698,150	162,962,428

Net Assets
Beginning of period	393,512,891	230,550,463
End of period (including undistributed net investment income of $797,470 and undistributed net investment income of $275,031, respectively)	$ 600,211,041	$ 393,512,891

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) C	.12	.14	.16	.17	.22
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.56	1.03	.17	.84	.62
Distributions from net investment income	(.11)	(.14)	(.15)	(.17)	(.24)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.28)	(.25)	(.46)	(.22)	(.24)
Net asset value, end of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return A,B	5.64%	11.20%	1.67%	9.39%	7.50%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.89%	.91%	.98%	1.21%
Expenses net of fee waivers, if any	.87%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	1.15%	1.46%	1.63%	1.83%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,100	$ 11,431	$ 9,024	$ 7,495	$ 4,305
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) C	.09	.12	.14	.15	.20
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.53	1.01	.15	.82	.60
Distributions from net investment income	(.08)	(.12)	(.13)	(.15)	(.22)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.23)	(.44)	(.20)	(.22)
Net asset value, end of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return A,B	5.37%	10.91%	1.47%	9.15%	7.25%
Ratios to Average Net Assets D,F
Expenses before reductions	1.13%	1.14%	1.13%	1.19%	1.46%
Expenses net of fee waivers, if any	1.13%	1.14%	1.13%	1.15%	1.15%
Expenses net of all reductions	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income (loss)	.89%	1.21%	1.39%	1.58%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,064	$ 6,542	$ 4,885	$ 5,800	$ 2,181
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) C	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.44	.89	- G	.67	.40
Total from investment operations	.48	.96	.09	.77	.56
Distributions from net investment income	(.04)	(.07)	(.07)	(.11)	(.18)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.21)	(.18)	(.38)	(.15) H	(.18)
Net asset value, end of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return A,B	4.81%	10.37%	.89%	8.62%	6.73%
Ratios to Average Net Assets D,F
Expenses before reductions	1.66%	1.68%	1.70%	1.78%	2.00%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.37%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,078	$ 1,118	$ 1,076	$ 1,336	$ 773
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Income from Investment Operations
Net investment income (loss) C	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.43	.89	.01	.67	.39
Total from investment operations	.47	.96	.10	.77	.55
Distributions from net investment income	(.04)	(.07)	(.08)	(.10)	(.18)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.21)	(.18)	(.39)	(.15)	(.18)
Net asset value, end of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Total Return A,B	4.75%	10.41%	.92%	8.63%	6.62%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.66%	1.67%	1.72%	1.95%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.39%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,001	$ 7,937	$ 5,967	$ 4,789	$ 2,499
Portfolio turnover rate E	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) B	.15	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.44	.89	.01	.67	.40
Total from investment operations	.59	1.06	.20	.86	.64
Distributions from net investment income	(.14)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.31)	(.28)	(.49)	(.24)	(.26)
Net asset value, end of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return A	5.96%	11.53%	1.98%	9.67%	7.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.56%	.58%	.61%	.69%	.90%
Expenses net of fee waivers, if any	.56%	.58%	.61%	.65%	.65%
Expenses net of all reductions	.56%	.58%	.60%	.64%	.65%
Net investment income (loss)	1.46%	1.76%	1.92%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 560,306	$ 364,386	$ 208,380	$ 109,249	$ 61,207
Portfolio turnover rate D	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) B	.14	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.44	.90	- F	.67	.40
Total from investment operations	.58	1.07	.19	.86	.64
Distributions from net investment income	(.13)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.31) H	(.28)	(.48) G	(.24)	(.26)
Net asset value, end of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Total Return A	5.81%	11.56%	1.93%	9.67%	7.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.62%	.65%	.63%	.71%	.97%
Expenses net of fee waivers, if any	.62%	.65%	.63%	.65%	.65%
Expenses net of all reductions	.62%	.64%	.62%	.64%	.65%
Net investment income (loss)	1.40%	1.69%	1.90%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,663	$ 2,099	$ 1,218	$ 1,168	$ 773
Portfolio turnover rate D	20%	21%	21%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.6	16.3
Fannie Mae	5.8	6.6
Freddie Mac	2.4	3.2
Ginnie Mae	1.8	1.9
Wachovia Bank Commercial Mortgage Trust	1.2	1.4
	25.8
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 25.0%	U.S. Government and U.S. Government Agency Obligations 28.4%
AAA,AA,A 7.4%	AAA,AA,A 6.4%
BBB 9.4%	BBB 7.0%
BB and Below 5.5%	BB and Below 5.3%
Not Rated 0.2%	Not Rated 0.4%
Equities* 42.8%	Equities** 40.2%
Short-Term Investments and Net Other Assets 9.7%	Short-Term Investments and Net Other Assets 12.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.5	0.5
General Electric Co.	0.4	0.5
British American Tobacco PLC sponsored ADR	0.4	0.4
Exxon Mobil Corp.	0.4	0.3
The Coca-Cola Co.	0.4	0.4
	2.1
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	15.5
Consumer Discretionary	7.6	6.1
Information Technology	7.0	6.8
Energy	6.2	5.6
Health Care	6.2	5.5
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 43.3%	Stock Class and Equity Futures** 42.6%
Bond Class 47.3%	Bond Class 46.8%
Short-Term Class 9.4%	Short-Term Class 10.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 43.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	110,871	$ 21,759,568
Fidelity Consumer Staples Central Fund (d)	82,385	14,937,195
Fidelity Emerging Markets Equity Central Fund (d)	27,894	5,541,126
Fidelity Energy Central Fund (d)	107,058	15,512,706
Fidelity Financials Central Fund (d)	428,468	31,213,888
Fidelity Health Care Central Fund (d)	97,810	21,753,919
Fidelity Industrials Central Fund (d)	95,651	18,962,897
Fidelity Information Technology Central Fund (d)	134,167	29,853,604
Fidelity International Equity Central Fund (d)	664,404	51,863,346
Fidelity Materials Central Fund (d)	30,585	6,337,248
Fidelity Telecom Services Central Fund (d)	27,105	4,227,092
Fidelity Utilities Central Fund (d)	49,815	6,497,366
TOTAL EQUITY CENTRAL FUNDS (Cost $178,789,069)		228,459,955
Fixed-Income Central Funds - 50.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (d)	256,080	2,596,655
Fidelity Floating Rate Central Fund (d)	143,905	15,310,024
Fidelity High Income Central Fund 1 (d)	104,463	10,590,437
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,497,116
Investment Grade Fixed-Income Funds - 45.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	106,180	10,464,027
Fidelity Tactical Income Central Fund (d)	2,162,863	227,900,863
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		238,364,890
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $263,049,916)		266,862,006
Money Market Central Funds - 6.4%

Fidelity Cash Central Fund, 0.10% (b)	23,501,406	23,501,406
Fidelity Money Market Central Fund, 0.25% (b)	10,285,670	10,285,670
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $33,787,076)		33,787,076
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 (c) (Cost $299,998)	$ 300,000	$ 299,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $475,926,059)	529,409,036
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136,028)
NET ASSETS - 100%	$ 529,273,008
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
43 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 3,902,680	$ 72,588

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,103
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	188,657
Fidelity Consumer Staples Central Fund	355,081
Fidelity Emerging Markets Debt Central Fund	139,470
Fidelity Emerging Markets Equity Central Fund	178,328
Fidelity Energy Central Fund	226,946
Fidelity Financials Central Fund	508,254
Fidelity Floating Rate Central Fund	830,421
Fidelity Health Care Central Fund	151,565
Fidelity High Income Central Fund 1	657,994
Fidelity Industrials Central Fund	271,207
Fidelity Information Technology Central Fund	207,637
Fidelity International Equity Central Fund	906,455
Fidelity Materials Central Fund	92,535
Fidelity Money Market Central Fund	31,037
Fidelity Tactical Income Central Fund	4,188,497
Fidelity Telecom Services Central Fund	107,492
Fidelity Utilities Central Fund	164,901
Total	$ 9,248,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 849,700	$ 5,709,334	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	10,923,452	7,939,132	1,629,737	21,759,568	1.6%
Fidelity Consumer Staples Central Fund	9,623,375	5,703,408	1,900,854	14,937,195	1.5%
Fidelity Emerging Markets Debt Central Fund	1,855,158	1,094,281	145,888	2,596,655	3.5%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,993,192	8,788,606	5,541,126	2.7%
Fidelity Energy Central Fund	10,278,035	5,432,874	2,493,990	15,512,706	1.5%
Fidelity Financials Central Fund	16,857,157	12,278,625	3,187,191	31,213,888	1.6%
Fidelity Floating Rate Central Fund	17,950,196	6,981,847	9,953,544	15,310,024	1.1%
Fidelity Health Care Central Fund	11,396,292	7,469,305	2,716,926	21,753,919	1.5%
Fidelity High Income Central Fund 1	10,696,625	4,596,993	4,718,173	10,590,437	2.6%
Fidelity Industrials Central Fund	10,640,894	6,264,868	1,925,170	18,962,897	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	15,924,654	18,743,148	10,464,027	3.5%
Fidelity Information Technology Central Fund	18,627,473	9,575,711	2,689,997	29,853,604	1.5%
Fidelity International Equity Central Fund	21,356,252	27,395,568	3,364,476	51,863,346	2.0%
Fidelity Materials Central Fund	3,858,716	2,403,636	670,863	6,337,248	1.6%
Fidelity Tactical Income Central Fund	147,235,876	107,991,385	20,918,001	227,900,863	3.3%
Fidelity Telecom Services Central Fund	2,745,631	1,793,011	757,226	4,227,092	1.4%
Fidelity Utilities Central Fund	3,914,082	2,441,121	434,827	6,497,366	1.7%
Total	$ 320,777,844	$ 237,129,311	$ 90,747,951	$ 495,321,961
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 228,459,955	$ 228,459,955	$ -	$ -
Fixed-Income Central Funds	266,862,006	266,862,006	-	-
Money Market Central Funds	33,787,076	33,787,076	-	-
U.S. Treasury Obligations	299,999	-	299,999	-
Total Investments in Securities:	$ 529,409,036	$ 529,109,037	$ 299,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 72,588	$ 72,588	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 72,588	$ -
Total Value of Derivatives	$ 72,588	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.9%
United Kingdom	3.1%
Japan	2.0%
Netherlands	1.5%
France	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $299,998)	$ 299,999
Fidelity Central Funds (cost $475,626,061)	529,109,037
Total Investments (cost $475,926,059)		$ 529,409,036
Cash		22,142
Receivable for investments sold		159,834
Receivable for fund shares sold		1,001,587
Distributions receivable from Fidelity Central Funds		1,841
Receivable from investment adviser for expense reductions		441
Other receivables		6,953
Total assets		530,601,834

Liabilities
Payable for investments purchased	$ 347,301
Payable for fund shares redeemed	685,024
Accrued management fee	177,950
Distribution and service plan fees payable	14,174
Payable for daily variation margin for derivative instruments	28,810
Other affiliated payables	53,522
Other payables and accrued expenses	22,045
Total liabilities		1,328,826

Net Assets		$ 529,273,008
Net Assets consist of:
Paid in capital		$ 479,845,704
Undistributed net investment income		2,395,963
Accumulated undistributed net realized gain (loss) on investments		(6,524,224)
Net unrealized appreciation (depreciation) on investments		53,555,565
Net Assets		$ 529,273,008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,042,394 ÷ 1,505,101 shares)		$ 10.66

Maximum offering price per share (100/94.25 of $10.66)		$ 11.31
Class T: Net Asset Value and redemption price per share ($6,968,548 ÷ 654,912 shares)		$ 10.64

Maximum offering price per share (100/96.50 of $10.64)		$ 11.03
Class B: Net Asset Value and offering price per share ($775,634 ÷ 72,782 shares)A		$ 10.66

Class C: Net Asset Value and offering price per share ($9,271,667 ÷ 873,120 shares)A		$ 10.62

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($495,019,111 ÷ 46,443,737 shares)		$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,195,654 ÷ 112,182 shares)		$ 10.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 299
Income from Fidelity Central Funds		9,248,398
Total income		9,248,697

Expenses
Management fee	$ 1,847,580
Transfer agent fees	385,592
Distribution and service plan fees	152,367
Accounting fees and expenses	185,133
Custodian fees and expenses	886
Independent trustees' compensation	1,613
Registration fees	99,386
Audit	37,963
Legal	1,240
Miscellaneous	2,757
Total expenses before reductions	2,714,517
Expense reductions	(39,027)	2,675,490
Net investment income (loss)		6,573,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50)
Fidelity Central Funds	(963,464)
Futures contracts	642,386
Capital gain distributions from Fidelity Central Funds	33,948
Total net realized gain (loss)		(287,180)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,126,202
Futures contracts	174,582
Total change in net unrealized appreciation (depreciation)		29,300,784
Net gain (loss)		29,013,604
Net increase (decrease) in net assets resulting from operations		$ 35,586,811

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,573,207	$ 4,828,439
Net realized gain (loss)	(287,180)	(1,210,822)
Change in net unrealized appreciation (depreciation)	29,300,784	28,231,317
Net increase (decrease) in net assets resulting from operations	35,586,811	31,848,934
Distributions to shareholders from net investment income	(5,312,844)	(4,243,594)
Distributions to shareholders from net realized gain	(4,958,079)	(2,009,598)
Total distributions	(10,270,923)	(6,253,192)
Share transactions - net increase (decrease)	147,547,780	165,133,989
Total increase (decrease) in net assets	172,863,668	190,729,731

Net Assets
Beginning of period	356,409,340	165,679,609
End of period (including undistributed net investment income of $2,395,963 and undistributed net investment income of $1,147,857, respectively)	$ 529,273,008	$ 356,409,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Income from Investment Operations
Net investment income (loss) C	.12	.14	.16	.16	.20
Net realized and unrealized gain (loss)	.66	1.07	(.06)	.70	.34
Total from investment operations	.78	1.21	.10	.86	.54
Distributions from net investment income	(.10)	(.14)	(.14)	(.15)	(.19)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.23)	(.23)	(.42)	(.18)	(.19)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A,B	7.88%	13.47%	.91%	9.96%	6.80%
Ratios to Average Net Assets D,F
Expenses before reductions	.87%	.90%	.95%	1.06%	1.33%
Expenses net of fee waivers, if any	.87%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.86%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.21%	1.49%	1.61%	1.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,042	$ 14,048	$ 10,337	$ 6,308	$ 2,921
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.10	.12	.13	.14	.18
Net realized and unrealized gain (loss)	.66	1.06	(.05)	.70	.35
Total from investment operations	.76	1.18	.08	.84	.53
Distributions from net investment income	(.08)	(.12)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.21)	(.21)	(.40)	(.16)	(.18)
Net asset value, end of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Total Return A,B	7.62%	13.09%	.68%	9.69%	6.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.14%	1.17%	1.19%	1.32%	1.59%
Expenses net of fee waivers, if any	1.14%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	.94%	1.24%	1.36%	1.52%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,969	$ 4,803	$ 3,760	$ 2,972	$ 2,089
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.67	1.06	(.06)	.71	.35
Total from investment operations	.71	1.13	.02	.80	.49
Distributions from net investment income	(.02)	(.06)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.15)	(.15)	(.34) G	(.11)	(.14)
Net asset value, end of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Total Return A,B	7.11%	12.56%	.13%	9.20%	6.02%
Ratios to Average Net Assets D,F
Expenses before reductions	1.68%	1.70%	1.73%	1.82%	2.08%
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.43%	.74%	.86%	1.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 776	$ 839	$ 856	$ 1,075	$ 1,263
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.66	1.06	(.05)	.70	.34
Total from investment operations	.70	1.13	.03	.79	.48
Distributions from net investment income	(.03)	(.08)	(.08)	(.09)	(.13)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.16)	(.16) H	(.35) G	(.12)	(.13)
Net asset value, end of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Total Return A,B	7.02%	12.59%	.22%	9.07%	6.00%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.67%	1.70%	1.82%	2.09%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.44%	.74%	.86%	1.02%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,272	$ 6,814	$ 3,911	$ 2,193	$ 1,469
Portfolio turnover rate E	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.16	.18	.18	.18	.22
Net realized and unrealized gain (loss)	.65	1.06	(.06)	.71	.34
Total from investment operations	.81	1.24	.12	.89	.56
Distributions from net investment income	(.13)	(.17)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.26)	(.26)	(.44) F	(.21)	(.22)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A	8.21%	13.78%	1.17%	10.28%	7.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.57%	.59%	.64%	.76%	1.05%
Expenses net of fee waivers, if any	.57%	.59%	.64%	.65%	.65%
Expenses net of all reductions	.56%	.58%	.63%	.64%	.64%
Net investment income (loss)	1.51%	1.81%	1.87%	2.02%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,019	$ 328,995	$ 146,236	$ 77,613	$ 36,198
Portfolio turnover rate D	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.15	.17	.18	.18	.22
Net realized and unrealized gain (loss)	.66	1.06	(.06)	.71	.34
Total from investment operations	.81	1.23	.12	.89	.56
Distributions from net investment income	(.13)	(.16)	(.16)	(.18)	(.22)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.26)	(.25)	(.44)	(.21)	(.22)
Net asset value, end of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return A	8.15%	13.74%	1.15%	10.28%	7.00%
Ratios to Average Net Assets C,E
Expenses before reductions	.63%	.66%	.68%	.76%	1.07%
Expenses net of fee waivers, if any	.63%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.62%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.45%	1.74%	1.86%	2.01%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,196	$ 911	$ 580	$ 882	$ 931
Portfolio turnover rate D	22%	21%	20%	22%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.7	0.6
General Electric Co.	0.5	0.6
British American Tobacco PLC sponsored ADR	0.5	0.5
Exxon Mobil Corp.	0.5	0.4
The Coca-Cola Co.	0.4	0.5
Procter & Gamble Co.	0.4	0.5
United Technologies Corp.	0.4	0.4
Bank of America Corp.	0.4	0.3
JPMorgan Chase & Co.	0.4	0.1
Citigroup, Inc.	0.4	0.3
	4.6
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	15.4
Consumer Discretionary	8.3	7.1
Information Technology	8.2	8.5
Health Care	7.4	6.4
Energy	6.8	6.3
Top Five Bond Issuers as of September 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.9	13.7
Fannie Mae	5.5	5.5
Freddie Mac	2.1	2.7
Ginnie Mae	1.6	1.6
Wachovia Bank Commercial Mortgage Trust	1.1	1.3
	23.2
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 22.4%	U.S. Government and U.S. Government Agency Obligations 23.9%
AAA,AA,A 6.6%	AAA,AA,A 5.5%
BBB 8.7%	BBB 6.0%
BB and Below 5.0%	BB and Below 4.8%
Not Rated 0.1%	Not Rated 0.4%
Equities* 52.6%	Equities** 50.0%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 9.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 53.3%	Stock Class and Equity Futures** 52.4%
Bond Class 42.5%	Bond Class 40.1%
Short-Term Class 4.2%	Short-Term Class 7.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 22.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 53.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,877,920	$ 368,560,570
Fidelity Consumer Staples Central Fund (d)	1,427,245	258,773,766
Fidelity Emerging Markets Equity Central Fund (d)	394,708	78,408,818
Fidelity Energy Central Fund (d)	1,906,663	276,275,508
Fidelity Financials Central Fund (d)	7,398,810	539,003,304
Fidelity Health Care Central Fund (d)	1,683,212	374,363,101
Fidelity Industrials Central Fund (d)	1,655,906	328,283,346
Fidelity Information Technology Central Fund (d)	2,386,087	530,928,191
Fidelity International Equity Central Fund (d)	12,460,171	972,640,958
Fidelity Materials Central Fund (d)	532,355	110,303,999
Fidelity Telecom Services Central Fund (d)	473,521	73,845,562
Fidelity Utilities Central Fund (d)	829,550	108,198,241
TOTAL EQUITY CENTRAL FUNDS (Cost $2,906,777,678)		4,019,585,364
Fixed-Income Central Funds - 45.3%

High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (d)	3,638,208	36,891,425
Fidelity Floating Rate Central Fund (d)	1,687,969	179,583,040
Fidelity High Income Central Fund 1 (d)	1,477,658	149,804,934
TOTAL HIGH YIELD FIXED-INCOME FUNDS		366,279,399
Investment Grade Fixed-Income Funds - 40.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	1,131,938	111,552,515
Fidelity Tactical Income Central Fund (d)	27,887,795	2,938,536,954
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,050,089,469
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,286,425,938)		3,416,368,868
Money Market Central Funds - 1.4%

Fidelity Cash Central Fund, 0.10% (b)	51,125,392	51,125,392
Fidelity Money Market Central Fund, 0.25% (b)	55,134,640	55,134,640
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $106,260,032)		106,260,032
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 10/31/13 (c) (Cost $4,214,966)	$ 4,215,000	$ 4,214,977
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,303,678,614)	7,546,429,241
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,205,150)
NET ASSETS - 100%	$ 7,544,224,091
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
678 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 61,535,280	$ 1,144,532

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,704,977.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348,396
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	3,653,304
Fidelity Consumer Staples Central Fund	6,923,666
Fidelity Emerging Markets Debt Central Fund	2,291,010
Fidelity Emerging Markets Equity Central Fund	4,007,144
Fidelity Energy Central Fund	4,449,131
Fidelity Financials Central Fund	9,896,038
Fidelity Floating Rate Central Fund	11,182,807
Fidelity Health Care Central Fund	3,112,909
Fidelity High Income Central Fund 1	10,793,561
Fidelity Industrials Central Fund	5,406,601
Fidelity Information Technology Central Fund	4,006,787
Fidelity International Equity Central Fund	18,207,104
Fidelity Materials Central Fund	1,844,408
Fidelity Money Market Central Fund	367,334
Fidelity Tactical Income Central Fund	59,215,087
Fidelity Telecom Services Central Fund	2,148,856
Fidelity Utilities Central Fund	3,125,359
Total	$ 151,011,907
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 885,979	$ 96,502,963	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	268,748,938	33,506,329	18,966,958	368,560,570	27.5%
Fidelity Consumer Staples Central Fund	238,181,345	25,358,446	35,895,706	258,773,766	25.5%
Fidelity Emerging Markets Debt Central Fund	36,881,029	4,644,122	1,506,989	36,891,425	49.4%
Fidelity Emerging Markets Equity Central Fund	97,072,041	184,361,007	200,856,366	78,408,818	37.8%
Fidelity Energy Central Fund	251,322,552	24,048,893	42,376,333	276,275,508	26.2%
Fidelity Financials Central Fund	412,515,870	70,502,817	49,299,985	539,003,304	27.6%
Fidelity Floating Rate Central Fund	281,231,740	15,803,821	122,135,322	179,583,040	13.4%
Fidelity Health Care Central Fund	304,230,534	26,592,539	65,568,815	374,363,101	26.4%
Fidelity High Income Central Fund 1	207,190,037	16,368,569	74,685,620	149,804,934	36.9%
Fidelity Industrials Central Fund	262,639,089	26,016,346	40,701,597	328,283,346	27.4%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	158,847,035	277,559,603	111,552,515	37.8%
Fidelity Information Technology Central Fund	461,333,386	33,360,851	40,934,622	530,928,191	26.7%
Fidelity International Equity Central Fund	557,221,747	328,185,180	48,650,998	972,640,958	37.5%
Fidelity Materials Central Fund	95,552,749	9,400,179	9,373,755	110,303,999	27.5%
Fidelity Tactical Income Central Fund	2,521,030,215	777,268,031	275,037,919	2,938,536,954	42.5%
Fidelity Telecom Services Central Fund	68,136,052	7,808,967	10,321,098	73,845,562	25.0%
Fidelity Utilities Central Fund	93,077,241	10,488,022	6,604,059	108,198,241	27.1%
Total	$ 6,502,194,768	$ 1,753,447,133	$ 1,416,978,708	$ 7,435,954,232
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,019,585,364	$ 4,019,585,364	$ -	$ -
Fixed-Income Central Funds	3,416,368,868	3,416,368,868	-	-
Money Market Central Funds	106,260,032	106,260,032	-	-
U.S. Treasury Obligations	4,214,977	-	4,214,977	-
Total Investments in Securities:	$ 7,546,429,241	$ 7,542,214,264	$ 4,214,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,144,532	$ 1,144,532	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,144,532	$ -
Total Value of Derivatives	$ 1,144,532	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.5%
United Kingdom	3.8%
Japan	2.7%
France	1.5%
Netherlands	1.4%
Switzerland	1.3%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	9.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,214,966)	$ 4,214,977
Fidelity Central Funds (cost $6,299,463,648)	7,542,214,264
Total Investments (cost $6,303,678,614)		$ 7,546,429,241
Receivable for investments sold		4,791,321
Receivable for fund shares sold		5,454,654
Distributions receivable from Fidelity Central Funds		3,998
Receivable from investment adviser for expense reductions		28,890
Other receivables		373,636
Total assets		7,557,081,740

Liabilities
Payable for fund shares redeemed	7,925,740
Accrued management fee	3,143,490
Transfer agent fee payable	887,497
Distribution and service plan fees payable	56,219
Payable for daily variation margin for derivative instruments	454,260
Other affiliated payables	130,269
Other payables and accrued expenses	260,174
Total liabilities		12,857,649

Net Assets		$ 7,544,224,091
Net Assets consist of:
Paid in capital		$ 6,426,194,588
Undistributed net investment income		26,783,916
Accumulated undistributed net realized gain (loss) on investments		(152,649,572)
Net unrealized appreciation (depreciation) on investments		1,243,895,159
Net Assets		$ 7,544,224,091

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,127,602 ÷ 4,169,744 shares)		$ 17.78

Maximum offering price per share (100/94.25 of $17.78)		$ 18.86
Class T: Net Asset Value and redemption price per share ($28,826,030 ÷ 1,623,100 shares)		$ 17.76

Maximum offering price per share (100/96.50 of $17.76)		$ 18.40
Class B: Net Asset Value and offering price per share ($3,881,638 ÷ 218,968 shares)A		$ 17.73

Class C: Net Asset Value and offering price per share ($31,204,098 ÷ 1,765,324 shares)A		$ 17.68

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,384,755,678 ÷ 413,976,086 shares)		$ 17.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,429,045 ÷ 1,202,891 shares)		$ 17.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 5,071
Income from Fidelity Central Funds		151,011,907
Total income		151,016,978

Expenses
Management fee	$ 36,417,477
Transfer agent fees	10,638,663
Distribution and service plan fees	601,747
Accounting fees and expenses	1,457,432
Custodian fees and expenses	1,611
Independent trustees' compensation	27,847
Appreciation in deferred trustee compensation account	561
Registration fees	166,152
Audit	37,025
Legal	41,241
Interest	195
Miscellaneous	59,190
Total expenses before reductions	49,449,141
Expense reductions	(1,066,378)	48,382,763
Net investment income (loss)		102,634,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	705,379
Fidelity Central Funds	90,820,370
Futures contracts	7,240,742
Capital gain distributions from Fidelity Central Funds	603,757
Total net realized gain (loss)		99,370,248
Change in net unrealized appreciation (depreciation) on: Investment securities	506,470,357
Futures contracts	3,105,224
Total change in net unrealized appreciation (depreciation)		509,575,581
Net gain (loss)		608,945,829
Net increase (decrease) in net assets resulting from operations		$ 711,580,044

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,634,215	$ 110,513,803
Net realized gain (loss)	99,370,248	(4,532,480)
Change in net unrealized appreciation (depreciation)	509,575,581	842,727,607
Net increase (decrease) in net assets resulting from operations	711,580,044	948,708,930
Distributions to shareholders from net investment income	(100,520,318)	(117,517,846)
Distributions to shareholders from net realized gain	(6,333,968)	(10,035,938)
Total distributions	(106,854,286)	(127,553,784)
Share transactions - net increase (decrease)	(24,218,118)	167,691,488
Total increase (decrease) in net assets	580,507,640	988,846,634

Net Assets
Beginning of period	6,963,716,451	5,974,869,817
End of period (including undistributed net investment income of $26,783,916 and undistributed net investment income of $25,042,644, respectively)	$ 7,544,224,091	$ 6,963,716,451

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Income from Investment Operations
Net investment income (loss) C	.19	.21	.22	.23	.30
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.17	.60
Total from investment operations	1.62	2.19	.03	1.40	.90
Distributions from net investment income	(.19)	(.23)	(.22)	(.24)	(.36)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.20) G	(.26) H	(.24)	(.24)	(.37)
Net asset value, end of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Total Return A,B	10.01%	15.31%	.11%	10.52%	7.49%
Ratios to Average Net Assets D,F
Expenses before reductions	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of fee waivers, if any	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of all reductions	.98%	1.00%	1.00%	.96%	1.01%
Net investment income (loss)	1.12%	1.35%	1.43%	1.62%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,128	$ 61,693	$ 48,154	$ 44,879	$ 25,522
Portfolio turnover rate E	21%	19%	14%	19%	15%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Income from Investment Operations
Net investment income (loss) C	.15	.17	.19	.19	.27
Net realized and unrealized gain (loss)	1.43	1.98	(.20)	1.17	.60
Total from investment operations	1.58	2.15	(.01)	1.36	.87
Distributions from net investment income	(.15)	(.20)	(.19)	(.20)	(.33)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.16) G	(.22)	(.21)	(.20)	(.34)
Net asset value, end of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Total Return A,B	9.76%	15.06%	(.16)%	10.24%	7.21%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of fee waivers, if any	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of all reductions	1.22%	1.23%	1.22%	1.21%	1.28%
Net investment income (loss)	.87%	1.12%	1.21%	1.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,826	$ 22,505	$ 19,679	$ 17,343	$ 10,950
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Income from Investment Operations
Net investment income (loss) C	.06	.09	.11	.11	.21
Net realized and unrealized gain (loss)	1.44	1.98	(.20)	1.17	.60
Total from investment operations	1.50	2.07	(.09)	1.28	.81
Distributions from net investment income	(.06)	(.11)	(.10)	(.13)	(.27)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.08)	(.14) G	(.12)	(.13)	(.28)
Net asset value, end of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Total Return A,B	9.20%	14.47%	(.65)%	9.60%	6.64%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of fee waivers, if any	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of all reductions	1.72%	1.75%	1.75%	1.77%	1.84%
Net investment income (loss)	.37%	.61%	.68%	.82%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,882	$ 4,186	$ 4,109	$ 4,843	$ 3,493
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Income from Investment Operations
Net investment income (loss) C	.06	.09	.11	.12	.21
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.17	.59
Total from investment operations	1.49	2.07	(.08)	1.29	.80
Distributions from net investment income	(.07)	(.12)	(.11)	(.14)	(.27)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.08) G	(.15) H	(.14) I	(.14)	(.28)
Net asset value, end of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Total Return A,B	9.21%	14.49%	(.64)%	9.68%	6.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of fee waivers, if any	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of all reductions	1.73%	1.74%	1.73%	1.73%	1.81%
Net investment income (loss)	.37%	.61%	.71%	.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,204	$ 21,859	$ 17,320	$ 14,274	$ 8,935
Portfolio turnover rate E	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Income from Investment Operations
Net investment income (loss) B	.24	.26	.27	.26	.33
Net realized and unrealized gain (loss)	1.44	1.99	(.19)	1.18	.60
Total from investment operations	1.68	2.25	.08	1.44	.93
Distributions from net investment income	(.24)	(.28)	(.26)	(.27)	(.38)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.25) F	(.31) G	(.29) H	(.27)	(.39)
Net asset value, end of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Total Return A	10.38%	15.71%	.41%	10.79%	7.78%
Ratios to Average Net Assets C,E
Expenses before reductions	.68%	.69%	.70%	.71%	.77%
Expenses net of fee waivers, if any	.67%	.69%	.70%	.71%	.77%
Expenses net of all reductions	.66%	.68%	.69%	.70%	.77%
Net investment income (loss)	1.43%	1.67%	1.75%	1.89%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086
Portfolio turnover rate D	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Income from Investment Operations
Net investment income (loss) B	.24	.25	.26	.26	.34
Net realized and unrealized gain (loss)	1.43	1.98	(.19)	1.19	.59
Total from investment operations	1.67	2.23	.07	1.45	.93
Distributions from net investment income	(.23)	(.27)	(.26)	(.28)	(.39)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.25)	(.30) F	(.28)	(.28)	(.40)
Net asset value, end of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Total Return A	10.28%	15.58%	.37%	10.87%	7.80%
Ratios to Average Net Assets C,E
Expenses before reductions	.72%	.75%	.74%	.71%	.69%
Expenses net of fee waivers, if any	.72%	.75%	.74%	.71%	.69%
Expenses net of all reductions	.71%	.74%	.73%	.69%	.69%
Net investment income (loss)	1.39%	1.61%	1.71%	1.90%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,429	$ 14,732	$ 7,316	$ 5,154	$ 2,429
Portfolio turnover rate D	21%	19%	14%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.8	0.7
General Electric Co.	0.6	0.7
British American Tobacco PLC sponsored ADR	0.6	0.6
Exxon Mobil Corp.	0.5	0.5
The Coca-Cola Co.	0.5	0.5
United Technologies Corp.	0.5	0.4
Procter & Gamble Co.	0.5	0.6
Bank of America Corp.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.1
Citigroup, Inc.	0.4	0.4
	5.2
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	15.5
Consumer Discretionary	9.3	8.2
Information Technology	9.0	9.2
Health Care	8.2	7.4
Industrials	7.7	7.0
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 18.1%	U.S. Government and U.S. Government Agency Obligations 20.5%
AAA,AA,A 5.0%	AAA,AA,A 4.4%
BBB 7.0%	BBB 5.2%
BB and Below 3.3%	BB and Below 3.5%
Not Rated 0.0%	Not Rated 0.3%
Equities* 62.4%	Equities** 59.7%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 6.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 62.9%	Stock Class and Equity Futures** 62.0%
Bond Class 33.2%	Bond Class 32.9%
Short-Term Class 3.9%	Short-Term Class 5.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 63.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	277,099	$ 54,383,479
Fidelity Consumer Staples Central Fund (d)	208,781	37,854,168
Fidelity Emerging Markets Equity Central Fund (d)	48,336	9,601,863
Fidelity Energy Central Fund (d)	272,933	39,548,051
Fidelity Financials Central Fund (d)	1,076,583	78,429,059
Fidelity Health Care Central Fund (d)	247,347	55,012,491
Fidelity Industrials Central Fund (d)	242,184	48,012,932
Fidelity Information Technology Central Fund (d)	341,354	75,954,652
Fidelity International Equity Central Fund (d)	1,899,792	148,297,764
Fidelity Materials Central Fund (d)	77,954	16,151,992
Fidelity Telecom Services Central Fund (d)	69,428	10,827,307
Fidelity Utilities Central Fund (d)	121,946	15,905,360
TOTAL EQUITY CENTRAL FUNDS (Cost $456,493,573)		589,979,118
Fixed-Income Central Funds - 35.3%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (d)	22,693	230,105
Fidelity Floating Rate Central Fund (d)	80,547	8,569,419
Fidelity High Income Central Fund 1 (d)	177,391	17,983,947
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,783,471
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	93,426	9,207,120
Fidelity Tactical Income Central Fund (d)	2,792,097	294,203,260
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		303,410,380
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $324,793,470)		330,193,851
Money Market Central Funds - 1.5%

Fidelity Cash Central Fund, 0.10% (b) (Cost $14,047,653)	14,047,653	14,047,653
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 10/31/13 (c) (Cost $499,995)	$ 500,000	$ 499,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $795,834,691)	934,720,619
NET OTHER ASSETS (LIABILITIES) - 0.0%	(108,316)
NET ASSETS - 100%	$ 934,612,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
79 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 7,170,040	$ 133,360

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $499,997.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,157
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	476,859
Fidelity Consumer Staples Central Fund	904,704
Fidelity Emerging Markets Debt Central Fund	182,725
Fidelity Emerging Markets Equity Central Fund	484,994
Fidelity Energy Central Fund	569,754
Fidelity Financials Central Fund	1,298,063
Fidelity Floating Rate Central Fund	619,457
Fidelity Health Care Central Fund	395,713
Fidelity High Income Central Fund 1	1,062,619
Fidelity Industrials Central Fund	687,816
Fidelity Information Technology Central Fund	526,847
Fidelity International Equity Central Fund	2,641,859
Fidelity Materials Central Fund	235,748
Fidelity Tactical Income Central Fund	5,421,075
Fidelity Telecom Services Central Fund	274,233
Fidelity Utilities Central Fund	406,701
Total	$ 16,224,430
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,517,507	$ 10,024,418	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	29,102,286	17,297,313	3,513,348	54,383,479	4.1%
Fidelity Consumer Staples Central Fund	25,830,682	12,374,517	4,214,930	37,854,168	3.7%
Fidelity Emerging Markets Debt Central Fund	3,241,106	1,205,190	3,894,850	230,105	0.3%
Fidelity Emerging Markets Equity Central Fund	10,591,183	24,581,397	24,818,701	9,601,863	4.6%
Fidelity Energy Central Fund	27,096,865	11,686,204	5,032,965	39,548,051	3.7%
Fidelity Financials Central Fund	45,117,276	25,274,757	5,558,192	78,429,059	4.0%
Fidelity Floating Rate Central Fund	22,224,028	4,930,302	18,875,165	8,569,419	0.6%
Fidelity Health Care Central Fund	32,605,604	15,338,961	7,454,802	55,012,491	3.9%
Fidelity High Income Central Fund 1	15,434,418	6,797,405	4,226,377	17,983,947	4.4%
Fidelity Industrials Central Fund	27,735,161	13,958,645	3,853,184	48,012,932	4.0%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	15,578,298	27,096,442	9,207,120	3.1%
Fidelity Information Technology Central Fund	49,740,670	20,794,470	5,483,665	75,954,652	3.8%
Fidelity International Equity Central Fund	67,575,168	70,270,368	8,625,876	148,297,764	5.7%
Fidelity Materials Central Fund	10,329,858	5,215,416	1,300,541	16,151,992	4.0%
Fidelity Tactical Income Central Fund	195,890,957	134,573,534	28,028,167	294,203,260	4.3%
Fidelity Telecom Services Central Fund	7,266,360	3,900,329	1,455,111	10,827,307	3.7%
Fidelity Utilities Central Fund	10,088,516	5,316,218	949,969	15,905,360	4.0%
Total	$ 610,960,333	$ 390,610,831	$ 164,406,703	$ 920,172,969
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 589,979,118	$ 589,979,118	$ -	$ -
Fixed-Income Central Funds	330,193,851	330,193,851	-	-
Money Market Central Funds	14,047,653	14,047,653	-	-
U.S. Treasury Obligations	499,997	-	499,997	-
Total Investments in Securities:	$ 934,720,619	$ 934,220,622	$ 499,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 133,360	$ 133,360	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 133,360	$ -
Total Value of Derivatives	$ 133,360	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.6%
United Kingdom	4.6%
Japan	3.3%
France	1.8%
Switzerland	1.7%
Netherlands	1.6%
Germany	1.3%
Canada	1.2%
Australia	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $499,995)	$ 499,997
Fidelity Central Funds (cost $795,334,696)	934,220,622
Total Investments (cost $795,834,691)		$ 934,720,619
Cash		27,821
Receivable for investments sold		390,652
Receivable for fund shares sold		2,532,639
Distributions receivable from Fidelity Central Funds		1,101
Receivable from investment adviser for expense reductions		249
Other receivables		18,809
Total assets		937,691,890

Liabilities
Payable for investments purchased	$ 1,468,734
Payable for fund shares redeemed	954,320
Accrued management fee	422,974
Distribution and service plan fees payable	30,395
Payable for daily variation margin for derivative instruments	52,930
Other affiliated payables	127,873
Other payables and accrued expenses	22,361
Total liabilities		3,079,587

Net Assets		$ 934,612,303
Net Assets consist of:
Paid in capital		$ 797,618,239
Undistributed net investment income		8,085,235
Accumulated undistributed net realized gain (loss) on investments		(10,110,459)
Net unrealized appreciation (depreciation) on investments		139,019,288
Net Assets		$ 934,612,303

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,925,907 ÷ 3,752,184 shares)		$ 11.17

Maximum offering price per share (100/94.25 of $11.17)		$ 11.85
Class T: Net Asset Value and redemption price per share ($13,639,379 ÷ 1,226,123 shares)		$ 11.12

Maximum offering price per share (100/96.50 of $11.12)		$ 11.52
Class B: Net Asset Value and offering price per share ($1,755,995 ÷ 157,855 shares)A		$ 11.12

Class C: Net Asset Value and offering price per share ($18,390,293 ÷ 1,665,967 shares)A		$ 11.04

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($850,360,809 ÷ 75,771,354 shares)		$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,539,920 ÷ 761,023 shares)		$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 540
Income from Fidelity Central Funds		16,224,430
Total income		16,224,970

Expenses
Management fee	$ 4,357,320
Transfer agent fees	1,042,981
Distribution and service plan fees	307,995
Accounting fees and expenses	346,912
Custodian fees and expenses	875
Independent trustees' compensation	2,841
Registration fees	94,716
Audit	37,963
Legal	2,176
Miscellaneous	5,638
Total expenses before reductions	6,199,417
Expense reductions	(103,022)	6,096,395
Net investment income (loss)		10,128,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33)
Fidelity Central Funds	(980,309)
Futures contracts	849,508
Capital gain distributions from Fidelity Central Funds	58,309
Total net realized gain (loss)		(72,525)
Change in net unrealized appreciation (depreciation) on: Investment securities	83,988,792
Futures contracts	308,274
Total change in net unrealized appreciation (depreciation)		84,297,066
Net gain (loss)		84,224,541
Net increase (decrease) in net assets resulting from operations		$ 94,353,116

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,128,575	$ 8,038,669
Net realized gain (loss)	(72,525)	(3,038,342)
Change in net unrealized appreciation (depreciation)	84,297,066	70,383,089
Net increase (decrease) in net assets resulting from operations	94,353,116	75,383,416
Distributions to shareholders from net investment income	(7,561,949)	(4,894,293)
Distributions to shareholders from net realized gain	(7,288,226)	(1,030,578)
Total distributions	(14,850,175)	(5,924,871)
Share transactions - net increase (decrease)	228,172,390	255,553,879
Total increase (decrease) in net assets	307,675,331	325,012,424

Net Assets
Beginning of period	626,936,972	301,924,548
End of period (including undistributed net investment income of $8,085,235 and undistributed net investment income of $5,557,226, respectively)	$ 934,612,303	$ 626,936,972

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Income from Investment Operations
Net investment income (loss) C	.11	.12	.13	.13	.15
Net realized and unrealized gain (loss)	1.10	1.38	(.20)	.76	.41
Total from investment operations	1.21	1.50	(.07)	.89	.56
Distributions from net investment income	(.09)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.20)	(.10)	(.36) G	(.11)	(.10)
Net asset value, end of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Total Return A,B	12.15%	17.27%	(1.05)%	10.62%	7.48%
Ratios to Average Net Assets D,F
Expenses before reductions	1.06%	1.09%	1.12%	1.22%	1.54%
Expenses net of fee waivers, if any	1.06%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	1.02%	1.26%	1.39%	1.44%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,926	$ 37,312	$ 30,707	$ 20,690	$ 6,044
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Income from Investment Operations
Net investment income (loss) C	.08	.10	.11	.10	.13
Net realized and unrealized gain (loss)	1.09	1.38	(.21)	.76	.42
Total from investment operations	1.17	1.48	(.10)	.86	.55
Distributions from net investment income	(.06)	(.06)	(.07)	(.07)	(.10)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.17)	(.08)	(.33)	(.09)	(.10)
Net asset value, end of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Total Return A,B	11.78%	17.12%	(1.34)%	10.32%	7.24%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.34%	1.37%	1.45%	1.77%
Expenses net of fee waivers, if any	1.32%	1.34%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.31%	1.33%	1.34%	1.33%	1.34%
Net investment income (loss)	.76%	1.01%	1.14%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,639	$ 11,380	$ 8,045	$ 6,035	$ 3,537
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) C	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	1.10	1.39	(.21)	.75	.42
Total from investment operations	1.12	1.44	(.15)	.81	.52
Distributions from net investment income	-	-	(.02)	(.04)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.11)	(.02)	(.28)	(.06)	(.05)
Net asset value, end of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Total Return A,B	11.21%	16.53%	(1.82)%	9.68%	6.78%
Ratios to Average Net Assets D,F
Expenses before reductions	1.89%	1.92%	1.95%	2.05%	2.31%
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.84%	1.84%	1.84%	1.83%	1.84%
Net investment income (loss)	.23%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,756	$ 1,745	$ 1,833	$ 1,987	$ 1,529
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) C	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	1.10	1.38	(.20)	.74	.42
Total from investment operations	1.12	1.43	(.14)	.80	.52
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.14) G	(.04)	(.29)	(.07)	(.05)
Net asset value, end of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Total Return A,B	11.24%	16.55%	(1.79)%	9.62%	6.83%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.88%	1.90%	1.97%	2.29%
Expenses net of fee waivers, if any	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.83%	1.84%	1.83%	1.83%	1.84%
Net investment income (loss)	.24%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,390	$ 10,185	$ 6,928	$ 4,256	$ 2,057
Portfolio turnover rate E	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) B	.14	.15	.16	.15	.17
Net realized and unrealized gain (loss)	1.10	1.39	(.21)	.76	.42
Total from investment operations	1.24	1.54	(.05)	.91	.59
Distributions from net investment income	(.12)	(.11)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.23)	(.13)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Total Return A	12.45%	17.73%	(.79)%	10.88%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.74%	.77%	.82%	.92%	1.22%
Expenses net of fee waivers, if any	.74%	.77%	.82%	.85%	.85%
Expenses net of all reductions	.73%	.76%	.80%	.83%	.84%
Net investment income (loss)	1.34%	1.59%	1.67%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,361	$ 557,351	$ 246,943	$ 95,660	$ 51,464
Portfolio turnover rate D	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) B	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss)	1.10	1.39	(.22)	.76	.42
Total from investment operations	1.23	1.54	(.06)	.91	.59
Distributions from net investment income	(.11)	(.10)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.22)	(.12)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Total Return A	12.35%	17.73%	(.87)%	10.88%	7.81%
Ratios to Average Net Assets C,E
Expenses before reductions	.82%	.84%	.85%	.95%	1.21%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.81%	.83%	.84%	.83%	.84%
Net investment income (loss)	1.26%	1.51%	1.64%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,540	$ 8,964	$ 7,470	$ 3,228	$ 844
Portfolio turnover rate D	22%	25%	14%	20%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.9	0.8
General Electric Co.	0.7	0.8
British American Tobacco PLC sponsored ADR	0.7	0.7
Exxon Mobil Corp.	0.6	0.5
The Coca-Cola Co.	0.6	0.6
United Technologies Corp.	0.5	0.5
Procter & Gamble Co.	0.5	0.7
Bank of America Corp.	0.5	0.5
JPMorgan Chase & Co.	0.5	0.1
Gilead Sciences, Inc.	0.5	0.5
	6.0
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.4
Information Technology	10.7	10.5
Consumer Discretionary	10.2	9.0
Health Care	9.1	7.9
Industrials	9.0	7.7
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 12.2%	U.S. Government and U.S. Government Agency Obligations 14.1%
AAA,AA,A 3.2%	AAA,AA,A 2.6%
BBB 4.7%	BBB 3.6%
BB and Below 3.0%	BB and Below 3.2%
Not Rated 0.0%	Not Rated 0.3%
Equities* 73.2%	Equities** 69.8%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 6.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 73.6%	Stock Class and Equity Futures** 71.8%
Bond Class 23.0%	Bond Class 23.3%
Short-Term Class 3.4%	Short-Term Class 4.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 29.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 74.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,161,411	$ 227,938,538
Fidelity Consumer Staples Central Fund (d)	898,352	162,880,225
Fidelity Emerging Markets Equity Central Fund (d)	359,853	71,484,816
Fidelity Energy Central Fund (d)	1,203,026	174,318,405
Fidelity Financials Central Fund (d)	4,602,023	335,257,378
Fidelity Health Care Central Fund (d)	1,068,988	237,753,589
Fidelity Industrials Central Fund (d)	1,051,936	208,546,366
Fidelity Information Technology Central Fund (d)	1,492,576	332,113,147
Fidelity International Equity Central Fund (d)	8,589,177	670,471,195
Fidelity Materials Central Fund (d)	341,527	70,764,373
Fidelity Telecom Services Central Fund (d)	309,670	48,293,094
Fidelity Utilities Central Fund (d)	517,282	67,469,038
TOTAL EQUITY CENTRAL FUNDS (Cost $2,061,294,626)		2,607,290,164
Fixed-Income Central Funds - 24.4%

High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (d)	80,826	819,578
Fidelity Floating Rate Central Fund (d)	298,442	31,751,293
Fidelity High Income Central Fund 1 (d)	660,863	66,998,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,569,145
Investment Grade Fixed-Income Funds - 21.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	349,660	34,458,961
Fidelity Tactical Income Central Fund (d)	6,855,056	722,317,212
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		756,776,173
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $840,348,420)		856,345,318
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	2,237
Verint Systems, Inc. (a)	91	3,372
TOTAL COMMON STOCKS (Cost $4,583)		5,609
Money Market Central Funds - 1.3%

Fidelity Cash Central Fund, 0.10% (b)	45,690,783	45,690,783
Fidelity Money Market Central Fund, 0.25% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $45,690,787)		45,690,787
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 10/3/13 to 11/7/13 (c) (Cost $1,179,984)	$ 1,180,000	$ 1,179,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,948,518,400)	3,510,511,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,028,048)
NET ASSETS - 100%	$ 3,509,483,820
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
189 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 17,153,640	$ 319,051

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,990.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,452
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	2,213,443
Fidelity Consumer Staples Central Fund	4,245,447
Fidelity Emerging Markets Debt Central Fund	779,779
Fidelity Emerging Markets Equity Central Fund	2,868,656
Fidelity Energy Central Fund	2,713,825
Fidelity Financials Central Fund	6,077,570
Fidelity Floating Rate Central Fund	2,632,361
Fidelity Health Care Central Fund	1,891,337
Fidelity High Income Central Fund 1	4,380,735
Fidelity Industrials Central Fund	3,278,191
Fidelity Information Technology Central Fund	2,459,814
Fidelity International Equity Central Fund	12,528,554
Fidelity Materials Central Fund	1,141,492
Fidelity Tactical Income Central Fund	14,478,129
Fidelity Telecom Services Central Fund	1,325,051
Fidelity Utilities Central Fund	1,915,338
Total	$ 65,058,120
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 917,875	$ 41,818,363	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	163,745,803	22,955,680	10,548,605	227,938,538	17.0%
Fidelity Consumer Staples Central Fund	148,836,500	14,228,313	18,777,335	162,880,225	16.0%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,654,133	15,378,676	819,578	1.1%
Fidelity Emerging Markets Equity Central Fund	64,901,046	106,492,182	98,424,911	71,484,816	34.5%
Fidelity Energy Central Fund	153,830,577	13,705,868	19,518,430	174,318,405	16.5%
Fidelity Financials Central Fund	247,899,320	36,462,258	13,336,926	335,257,378	17.1%
Fidelity Floating Rate Central Fund	106,544,626	5,673,961	81,724,608	31,751,293	2.4%
Fidelity Health Care Central Fund	186,145,992	17,607,174	32,274,082	237,753,589	16.8%
Fidelity High Income Central Fund 1	73,128,662	10,348,252	16,588,527	66,998,274	16.5%
Fidelity Industrials Central Fund	161,512,794	14,272,158	15,688,908	208,546,366	17.4%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	41,777,198	107,056,166	34,458,961	11.7%
Fidelity Information Technology Central Fund	284,378,680	19,338,195	18,833,119	332,113,147	16.7%
Fidelity International Equity Central Fund	365,839,378	240,132,596	28,061,176	670,471,195	25.8%
Fidelity Materials Central Fund	59,437,024	6,286,034	4,005,940	70,764,373	17.7%
Fidelity Tactical Income Central Fund	637,790,096	208,064,782	101,790,560	722,317,212	10.5%
Fidelity Telecom Services Central Fund	42,132,776	5,082,327	3,934,696	48,293,094	16.3%
Fidelity Utilities Central Fund	57,428,489	6,989,326	3,790,632	67,469,038	17.0%
Total	$ 2,917,646,941	$ 771,988,312	$ 631,551,660	$ 3,463,635,482
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,609	$ 5,609	$ -	$ -
Equity Central Funds	2,607,290,164	2,607,290,164	-	-
Fixed-Income Central Funds	856,345,318	856,345,318	-	-
Money Market Central Funds	45,690,787	45,690,787	-	-
U.S. Treasury Obligations	1,179,990	-	1,179,990	-
Total Investments in Securities:	$ 3,510,511,868	$ 3,509,331,878	$ 1,179,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 319,051	$ 319,051	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 319,051	$ -
Total Value of Derivatives	$ 319,051	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	70.4%
United Kingdom	5.0%
Japan	4.0%
France	2.3%
Switzerland	2.0%
Netherlands	1.7%
Germany	1.6%
Australia	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,184,567)	$ 1,185,599
Fidelity Central Funds (cost $2,947,333,833)	3,509,326,269
Total Investments (cost $2,948,518,400)		$ 3,510,511,868
Receivable for investments sold		3,883,855
Receivable for fund shares sold		2,856,394
Distributions receivable from Fidelity Central Funds		3,627
Receivable from investment adviser for expense reductions		8,747
Other receivables		158,221
Total assets		3,517,422,712

Liabilities
Payable for fund shares redeemed	5,503,001
Accrued management fee	1,601,324
Transfer agent fee payable	418,695
Distribution and service plan fees payable	88,210
Payable for daily variation margin for derivative instruments	126,630
Other affiliated payables	109,482
Other payables and accrued expenses	91,550
Total liabilities		7,938,892

Net Assets		$ 3,509,483,820
Net Assets consist of:
Paid in capital		$ 3,037,538,453
Undistributed net investment income		30,748,047
Accumulated undistributed net realized gain (loss) on investments		(121,115,199)
Net unrealized appreciation (depreciation) on investments		562,312,519
Net Assets		$ 3,509,483,820

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,864,912 ÷ 6,524,091 shares)		$ 19.60

Maximum offering price per share (100/94.25 of $19.60)		$ 20.80
Class T: Net Asset Value and redemption price per share ($44,421,059 ÷ 2,268,964 shares)		$ 19.58

Maximum offering price per share (100/96.50 of $19.58)		$ 20.29
Class B: Net Asset Value and offering price per share ($5,656,273 ÷ 288,379 shares)A		$ 19.61

Class C: Net Asset Value and offering price per share ($46,498,411 ÷ 2,387,012 shares)A		$ 19.48

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,253,087,670 ÷ 165,506,521 shares)		$ 19.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,955,495 ÷ 1,625,245 shares)		$ 19.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 1,811
Income from Fidelity Central Funds		65,058,120
Total income		65,059,931

Expenses
Management fee	$ 17,854,823
Transfer agent fees	4,910,721
Distribution and service plan fees	1,004,854
Accounting fees and expenses	1,206,109
Custodian fees and expenses	1,149
Independent trustees' compensation	12,223
Appreciation in deferred trustee compensation account	150
Registration fees	122,717
Audit	36,637
Legal	17,748
Miscellaneous	25,591
Total expenses before reductions	25,192,722
Expense reductions	(646,643)	24,546,079
Net investment income (loss)		40,513,852
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	438,359
Fidelity Central Funds	76,398,153
Futures contracts	1,322,680
Capital gain distributions from Fidelity Central Funds	260,256
Total net realized gain (loss)		78,419,448
Change in net unrealized appreciation (depreciation) on: Investment securities	329,154,875
Futures contracts	1,147,068
Total change in net unrealized appreciation (depreciation)		330,301,943
Net gain (loss)		408,721,391
Net increase (decrease) in net assets resulting from operations		$ 449,235,243

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,513,852	$ 40,604,708
Net realized gain (loss)	78,419,448	(15,590,236)
Change in net unrealized appreciation (depreciation)	330,301,943	456,260,101
Net increase (decrease) in net assets resulting from operations	449,235,243	481,274,573
Distributions to shareholders from net investment income	(41,294,520)	(38,394,729)
Distributions to shareholders from net realized gain	(5,154,458)	(4,004,992)
Total distributions	(46,448,978)	(42,399,721)
Share transactions - net increase (decrease)	108,412,598	239,918,849
Total increase (decrease) in net assets	511,198,863	678,793,701

Net Assets
Beginning of period	2,998,284,957	2,319,491,256
End of period (including undistributed net investment income of $30,748,047 and undistributed net investment income of $31,703,525, respectively)	$ 3,509,483,820	$ 2,998,284,957

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.18	.19	.19	.17	.22
Net realized and unrealized gain (loss)	2.31	2.64	(.50)	1.33	.40
Total from investment operations	2.49	2.83	(.31)	1.50	.62
Distributions from net investment income	(.19)	(.19)	(.18)	(.19)	(.30)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.22)	(.22)	(.21)	(.20)	(.30)
Net asset value, end of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Total Return A,B	14.56%	19.44%	(2.14)%	10.87%	5.28%
Ratios to Average Net Assets D,F
Expenses before reductions	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of fee waivers, if any	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of all reductions	1.04%	1.07%	1.07%	1.10%	1.18%
Net investment income (loss)	.98%	1.17%	1.17%	1.15%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,865	$ 120,425	$ 107,670	$ 111,293	$ 88,969
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.13	.15	.15	.13	.19
Net realized and unrealized gain (loss)	2.32	2.62	(.49)	1.33	.39
Total from investment operations	2.45	2.77	(.34)	1.46	.58
Distributions from net investment income	(.14)	(.15)	(.14)	(.16)	(.29)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.17)	(.17) H	(.17)	(.16) G	(.29)
Net asset value, end of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Total Return A,B	14.31%	19.03%	(2.36)%	10.61%	4.98%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of fee waivers, if any	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of all reductions	1.30%	1.33%	1.34%	1.36%	1.43%
Net investment income (loss)	.72%	.91%	.91%	.89%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,421	$ 43,064	$ 40,033	$ 45,394	$ 46,624
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.03	.06	.06	.05	.13
Net realized and unrealized gain (loss)	2.32	2.63	(.50)	1.33	.39
Total from investment operations	2.35	2.69	(.44)	1.38	.52
Distributions from net investment income	(.01)	(.03)	(.02)	(.08)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.04)	(.05) G	(.05)	(.09)	(.28)
Net asset value, end of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Total Return A,B	13.61%	18.42%	(2.92)%	10.00%	4.45%
Ratios to Average Net Assets D,F
Expenses before reductions	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of all reductions	1.88%	1.89%	1.89%	1.90%	1.94%
Net investment income (loss)	.14%	.35%	.36%	.35%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,656	$ 8,014	$ 9,605	$ 14,696	$ 18,407
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) C	.04	.07	.07	.06	.13
Net realized and unrealized gain (loss)	2.31	2.62	(.49)	1.33	.39
Total from investment operations	2.35	2.69	(.42)	1.39	.52
Distributions from net investment income	(.07)	(.07)	(.05)	(.11)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.10)	(.09) G	(.08)	(.12)	(.28)
Net asset value, end of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Total Return A,B	13.70%	18.49%	(2.81)%	10.09%	4.46%
Ratios to Average Net Assets D,F
Expenses before reductions	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of fee waivers, if any	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of all reductions	1.79%	1.81%	1.81%	1.82%	1.91%
Net investment income (loss)	.23%	.43%	.43%	.43%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,498	$ 38,245	$ 32,160	$ 34,847	$ 34,633
Portfolio turnover rate E	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.24	.24	.24	.21	.25
Net realized and unrealized gain (loss)	2.32	2.64	(.49)	1.34	.41
Total from investment operations	2.56	2.88	(.25)	1.55	.66
Distributions from net investment income	(.25)	(.25)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.28)	(.27) F	(.26)	(.24)	(.31)
Net asset value, end of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Total Return A	14.94%	19.79%	(1.79)%	11.21%	5.59%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.76%	.78%	.80%	.88%
Expenses net of fee waivers, if any	.75%	.76%	.78%	.80%	.88%
Expenses net of all reductions	.73%	.75%	.76%	.78%	.86%
Net investment income (loss)	1.29%	1.49%	1.48%	1.47%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929
Portfolio turnover rate D	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.23	.24	.24	.21	.25
Net realized and unrealized gain (loss)	2.32	2.63	(.50)	1.33	.41
Total from investment operations	2.55	2.87	(.26)	1.54	.66
Distributions from net investment income	(.24)	(.24)	(.22)	(.21)	(.31)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.27)	(.27)	(.25)	(.22)	(.31)
Net asset value, end of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Total Return A	14.90%	19.68%	(1.82)%	11.17%	5.58%
Ratios to Average Net Assets C,E
Expenses before reductions	.79%	.80%	.81%	.84%	.90%
Expenses net of fee waivers, if any	.79%	.80%	.81%	.84%	.90%
Expenses net of all reductions	.77%	.79%	.80%	.82%	.89%
Net investment income (loss)	1.25%	1.45%	1.45%	1.43%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,955	$ 30,418	$ 26,678	$ 25,956	$ 30,076
Portfolio turnover rate D	20%	20%	16%	21%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.1	1.0
General Electric Co.	0.8	1.0
British American Tobacco PLC sponsored ADR	0.8	0.9
Exxon Mobil Corp.	0.7	0.6
The Coca-Cola Co.	0.7	0.8
United Technologies Corp.	0.6	0.6
Procter & Gamble Co.	0.6	0.8
Bank of America Corp.	0.6	0.6
JPMorgan Chase & Co.	0.6	0.2
Gilead Sciences, Inc.	0.6	0.6
	7.1
Top Five Market Sectors as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.4
Information Technology	12.2	12.4
Consumer Discretionary	12.1	10.0
Health Care	10.7	9.3
Industrials	10.4	9.5
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 4.7%	U.S. Government and U.S. Government Agency Obligations 7.2%
AAA,AA,A 1.2%	AAA,AA,A 1.2%
BBB 1.9%	BBB 1.6%
BB and Below 2.3%	BB and Below 1.6%
Not Rated 0.0%†	Not Rated 0.0%†
Equities* 87.4%	Equities** 84.0%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 4.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%
† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stock Class and Equity Futures* 88.1%	Stock Class and Equity Futures** 86.3%
Bond Class 10.0%	Bond Class 11.2%
Short-Term Class 1.9%	Short-Term Class 2.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 33.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 88.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	501,154	$ 98,356,481
Fidelity Consumer Staples Central Fund (c)	378,734	68,668,244
Fidelity Emerging Markets Equity Central Fund (c)	125,345	24,899,756
Fidelity Energy Central Fund (c)	507,036	73,469,570
Fidelity Financials Central Fund (c)	1,944,128	141,629,698
Fidelity Health Care Central Fund (c)	452,745	100,694,951
Fidelity Industrials Central Fund (c)	447,085	88,634,642
Fidelity Information Technology Central Fund (c)	626,022	139,296,157
Fidelity International Equity Central Fund (c)	3,538,411	276,208,342
Fidelity Materials Central Fund (c)	144,529	29,946,443
Fidelity Telecom Services Central Fund (c)	132,354	20,640,609
Fidelity Utilities Central Fund (c)	216,417	28,227,224
TOTAL EQUITY CENTRAL FUNDS (Cost $876,191,127)		1,090,672,117
Fixed-Income Central Funds - 10.5%

High Yield Fixed-Income Funds - 2.3%
Fidelity Floating Rate Central Fund (c)	110,489	11,754,925
Fidelity High Income Central Fund 1 (c)	170,571	17,292,490
TOTAL HIGH YIELD FIXED-INCOME FUNDS		29,047,415
Investment Grade Fixed-Income Funds - 8.2%
Fidelity Tactical Income Central Fund (c)	962,346	101,402,377
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $132,266,011)		130,449,792
Money Market Central Funds - 1.1%

Fidelity Cash Central Fund, 0.10% (a) (Cost $13,568,412)	13,568,412	13,568,412
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 to 11/7/13 (b) (Cost $944,988)	$ 945,000	$ 944,992
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,022,970,538)	1,235,635,313
NET OTHER ASSETS (LIABILITIES) - 0.0%	(444,703)
NET ASSETS - 100%	$ 1,235,190,610
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
151 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 13,704,760	$ 254,903

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $944,992.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,164
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	867,041
Fidelity Consumer Staples Central Fund	1,695,979
Fidelity Emerging Markets Debt Central Fund	95,865
Fidelity Emerging Markets Equity Central Fund	1,032,921
Fidelity Energy Central Fund	1,070,125
Fidelity Financials Central Fund	2,366,710
Fidelity Floating Rate Central Fund	280,293
Fidelity Health Care Central Fund	717,395
Fidelity High Income Central Fund 1	1,078,379
Fidelity Industrials Central Fund	1,278,905
Fidelity Information Technology Central Fund	973,496
Fidelity International Equity Central Fund	5,016,441
Fidelity Materials Central Fund	440,553
Fidelity Tactical Income Central Fund	2,026,434
Fidelity Telecom Services Central Fund	538,160
Fidelity Utilities Central Fund	740,046
Total	$ 20,248,734
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,116,548	$ 16,932,421	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	53,988,981	27,113,153	3,942,374	98,356,481	7.3%
Fidelity Consumer Staples Central Fund	50,215,622	18,037,435	7,018,275	68,668,244	6.8%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	42,693,296	37,217,255	24,899,756	12.0%
Fidelity Energy Central Fund	51,964,564	18,698,773	8,227,428	73,469,570	7.0%
Fidelity Financials Central Fund	80,228,075	41,800,876	5,382,297	141,629,698	7.2%
Fidelity Floating Rate Central Fund	8,312,541	12,578,197	9,082,499	11,754,925	0.9%
Fidelity Health Care Central Fund	58,965,470	23,892,996	9,029,470	100,694,951	7.1%
Fidelity High Income Central Fund 1	19,608,493	6,171,776	8,493,520	17,292,490	4.3%
Fidelity Industrials Central Fund	53,056,934	20,706,516	4,221,095	88,634,642	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	16,762,962	32,505,313	-	0.0%
Fidelity Information Technology Central Fund	91,410,771	35,143,673	7,667,653	139,296,157	7.0%
Fidelity International Equity Central Fund	129,104,649	123,148,614	12,436,501	276,208,342	10.6%
Fidelity Materials Central Fund	19,882,058	7,827,277	1,352,680	29,946,443	7.5%
Fidelity Tactical Income Central Fund	91,513,713	70,359,930	56,747,833	101,402,377	1.5%
Fidelity Telecom Services Central Fund	14,818,664	6,136,240	2,485,706	20,640,609	7.0%
Fidelity Utilities Central Fund	18,841,950	8,017,548	1,347,773	28,227,224	7.1%
Total	$ 799,681,927	$ 482,171,566	$ 229,256,581	$ 1,221,121,909
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,090,672,117	$ 1,090,672,117	$ -	$ -
Fixed-Income Central Funds	130,449,792	130,449,792	-	-
Money Market Central Funds	13,568,412	13,568,412	-	-
U.S. Treasury Obligations	944,992	-	944,992	-
Total Investments in Securities:	$ 1,235,635,313	$ 1,234,690,321	$ 944,992	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 254,903	$ 254,903	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 254,903	$ -
Total Value of Derivatives	$ 254,903	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.5%
United Kingdom	5.5%
Japan	4.6%
France	2.6%
Switzerland	2.3%
Germany	1.9%
Netherlands	1.8%
Australia	1.5%
Canada	1.2%
Bermuda	1.2%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $944,988)	$ 944,992
Fidelity Central Funds (cost $1,022,025,550)	1,234,690,321
Total Investments (cost $1,022,970,538)		$ 1,235,635,313
Receivable for investments sold		1,988,181
Receivable for fund shares sold		1,942,792
Distributions receivable from Fidelity Central Funds		1,061
Receivable from investment adviser for expense reductions		2,751
Other receivables		35,694
Total assets		1,239,605,792

Liabilities
Payable for investments purchased	$ 13,974
Payable for fund shares redeemed	3,475,252
Accrued management fee	563,475
Distribution and service plan fees payable	43,032
Payable for daily variation margin for derivative instruments	101,170
Other affiliated payables	195,667
Other payables and accrued expenses	22,612
Total liabilities		4,415,182

Net Assets		$ 1,235,190,610
Net Assets consist of:
Paid in capital		$ 1,027,382,294
Undistributed net investment income		9,558,733
Accumulated undistributed net realized gain (loss) on investments		(14,670,095)
Net unrealized appreciation (depreciation) on investments		212,919,678
Net Assets		$ 1,235,190,610

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,805,215 ÷ 5,053,853 shares)		$ 16.38

Maximum offering price per share (100/94.25 of $16.38)		$ 17.38
Class T: Net Asset Value and redemption price per share ($13,606,263 ÷ 833,623 shares)		$ 16.32

Maximum offering price per share (100/96.50 of $16.32)		$ 16.91
Class B: Net Asset Value and offering price per share ($3,071,498 ÷ 188,522 shares)A		$ 16.29

Class C: Net Asset Value and offering price per share ($21,781,099 ÷ 1,347,838 shares)A		$ 16.16

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,100,838,328 ÷ 66,624,182 shares)		$ 16.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,088,207 ÷ 794,071 shares)		$ 16.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Interest		$ 633
Income from Fidelity Central Funds		20,248,734
Total income		20,249,367

Expenses
Management fee	$ 5,784,963
Transfer agent fees	1,813,166
Distribution and service plan fees	461,674
Accounting fees and expenses	343,931
Custodian fees and expenses	1,128
Independent trustees' compensation	3,767
Registration fees	112,310
Audit	37,963
Legal	3,578
Miscellaneous	7,070
Total expenses before reductions	8,569,550
Expense reductions	(229,479)	8,340,071
Net investment income (loss)		11,909,296
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	198,573
Fidelity Central Funds	25,680,778
Futures contracts	1,447,340
Capital gain distributions from Fidelity Central Funds	46,062
Total net realized gain (loss)		27,372,753
Change in net unrealized appreciation (depreciation) on: Investment securities	142,844,193
Futures contracts	417,879
Total change in net unrealized appreciation (depreciation)		143,262,072
Net gain (loss)		170,634,825
Net increase (decrease) in net assets resulting from operations		$ 182,544,121

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,909,296	$ 9,828,342
Net realized gain (loss)	27,372,753	(383,091)
Change in net unrealized appreciation (depreciation)	143,262,072	138,478,852
Net increase (decrease) in net assets resulting from operations	182,544,121	147,924,103
Distributions to shareholders from net investment income	(10,099,876)	(9,091,677)
Distributions to shareholders from net realized gain	(1,420,708)	(1,127,354)
Total distributions	(11,520,584)	(10,219,031)
Share transactions - net increase (decrease)	249,844,889	34,530,519
Total increase (decrease) in net assets	420,868,426	172,235,591

Net Assets
Beginning of period	814,322,184	642,086,593
End of period (including undistributed net investment income of $9,558,733 and undistributed net investment income of $7,836,025, respectively)	$ 1,235,190,610	$ 814,322,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Income from Investment Operations
Net investment income (loss) C	.14	.14	.13	.11	.14
Net realized and unrealized gain (loss)	2.38	2.43	(.58)	1.06	.27
Total from investment operations	2.52	2.57	(.45)	1.17	.41
Distributions from net investment income	(.14)	(.14)	(.13)	(.11)	(.17)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.17) G	(.16)	(.16)	(.12) H	(.17)
Net asset value, end of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Total Return A,B	18.14%	22.30%	(3.85)%	10.56%	4.30%
Ratios to Average Net Assets D,F
Expenses before reductions	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of fee waivers, if any	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of all reductions	1.03%	1.07%	1.08%	1.08%	1.16%
Net investment income (loss)	.91%	1.07%	1.00%	.93%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,805	$ 66,048	$ 50,854	$ 45,550	$ 22,506
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.09	.10	.10	.08	.11
Net realized and unrealized gain (loss)	2.38	2.41	(.58)	1.06	.27
Total from investment operations	2.47	2.51	(.48)	1.14	.38
Distributions from net investment income	(.10)	(.10)	(.10)	(.08)	(.15)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.12)	(.12)	(.13)	(.09) G	(.15)
Net asset value, end of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Total Return A,B	17.85%	21.86%	(4.08)%	10.33%	3.98%
Ratios to Average Net Assets D,F
Expenses before reductions	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of fee waivers, if any	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.33%	1.35%	1.33%	1.33%	1.43%
Net investment income (loss)	.61%	.80%	.75%	.68%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,606	$ 10,604	$ 8,449	$ 7,154	$ 5,491
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Income from Investment Operations
Net investment income (loss) C	.01	.03	.02	.01	.06
Net realized and unrealized gain (loss)	2.38	2.41	(.57)	1.06	.28
Total from investment operations	2.39	2.44	(.55)	1.07	.34
Distributions from net investment income	(.02)	(.01)	(.01)	(.03)	(.09)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.04)	(.03)	(.04)	(.04) G	(.09)
Net asset value, end of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Total Return A,B	17.19%	21.24%	(4.60)%	9.70%	3.44%
Ratios to Average Net Assets D,F
Expenses before reductions	1.88%	1.91%	1.91%	1.94%	1.98%
Expenses net of fee waivers, if any	1.88%	1.91%	1.91%	1.93%	1.98%
Expenses net of all reductions	1.86%	1.89%	1.89%	1.91%	1.97%
Net investment income (loss)	.08%	.25%	.18%	.10%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,071	$ 2,996	$ 2,898	$ 3,798	$ 3,123
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Income from Investment Operations
Net investment income (loss) C	.02	.04	.03	.02	.07
Net realized and unrealized gain (loss)	2.35	2.41	(.58)	1.06	.28
Total from investment operations	2.37	2.45	(.55)	1.08	.35
Distributions from net investment income	(.04)	(.05)	(.05)	(.04)	(.09)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.06)	(.07)	(.08)	(.06)	(.09)
Net asset value, end of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Total Return A,B	17.22%	21.44%	(4.62)%	9.75%	3.48%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.84%	1.84%	1.87%	1.94%
Expenses net of fee waivers, if any	1.83%	1.84%	1.84%	1.87%	1.94%
Expenses net of all reductions	1.81%	1.83%	1.82%	1.84%	1.93%
Net investment income (loss)	.13%	.32%	.26%	.17%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,781	$ 17,243	$ 13,379	$ 9,945	$ 7,179
Portfolio turnover rate E	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Income from Investment Operations
Net investment income (loss) B	.18	.18	.17	.14	.16
Net realized and unrealized gain (loss)	2.40	2.43	(.58)	1.07	.27
Total from investment operations	2.58	2.61	(.41)	1.21	.43
Distributions from net investment income	(.18)	(.17)	(.15)	(.12)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.20)	(.19)	(.18)	(.14)	(.18)
Net asset value, end of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Total Return A	18.52%	22.53%	(3.51)%	10.81%	4.54%
Ratios to Average Net Assets C,E
Expenses before reductions	.77%	.81%	.82%	.86%	.95%
Expenses net of fee waivers, if any	.77%	.81%	.82%	.86%	.95%
Expenses net of all reductions	.75%	.80%	.80%	.84%	.94%
Net investment income (loss)	1.19%	1.35%	1.27%	1.17%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472	$ 528,720
Portfolio turnover rate D	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Income from Investment Operations
Net investment income (loss) B	.18	.18	.17	.14	.17
Net realized and unrealized gain (loss)	2.39	2.43	(.59)	1.07	.28
Total from investment operations	2.57	2.61	(.42)	1.21	.45
Distributions from net investment income	(.17)	(.17)	(.16)	(.14)	(.21)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.20) F	(.19)	(.19)	(.15) G	(.21)
Net asset value, end of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Total Return A	18.45%	22.60%	(3.58)%	10.89%	4.70%
Ratios to Average Net Assets C,E
Expenses before reductions	.79%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.77%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.17%	1.35%	1.29%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,088	$ 10,710	$ 8,600	$ 6,351	$ 1,524
Portfolio turnover rate D	22%	21%	20%	25%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .13%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)**	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Effective December 31, 2012, Geode replaced FMRC as the investment manager.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2013, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,626,836,913	$ 240,597,136	$ (32,792,622)	$ 207,804,514
Fidelity Asset Manager 30%	570,184,750	34,347,995	(4,171,325)	30,176,670
Fidelity Asset Manager 40%	494,090,523	38,340,136	(3,021,623)	35,318,513
Fidelity Asset Manager 50%	6,768,262,130	974,761,888	(196,594,777)	778,167,111
Fidelity Asset Manager 60%	841,380,333	96,417,664	(3,077,378)	93,340,286
Fidelity Asset Manager 70%	3,031,166,753	630,764,326	(151,419,211)	479,345,115
Fidelity Asset Manager 85%	1,053,439,561	221,254,964	(39,059,212)	182,195,752

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 16,001,027	$ 74,723,680	$ -	$ 207,804,514
Fidelity Asset Manager 30%	825,855	8,433,557	-	30,176,670
Fidelity Asset Manager 40%	4,033,801	10,092,899	-	35,318,513
Fidelity Asset Manager 50%	79,818,751	260,654,815	-	778,167,111
Fidelity Asset Manager 60%	18,219,474	25,479,946	-	93,340,286
Fidelity Asset Manager 70%	40,285,552	-	(47,389,599)	479,345,115
Fidelity Asset Manager 85%	12,674,670	13,024,606	-	182,195,752

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018
Fidelity Asset Manager 70%	$ (47,389,599)

The tax character of distributions paid was as follows:

September 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 110,262,124	$ 50,463,341	$ 160,725,465
Fidelity Asset Manager 30%	9,568,850	4,107,452	13,676,302
Fidelity Asset Manager 40%	6,811,798	3,459,125	10,270,923
Fidelity Asset Manager 50%	106,854,286	-	106,854,286
Fidelity Asset Manager 60%	8,993,435	5,856,740	14,850,175
Fidelity Asset Manager 70%	46,448,978	-	46,448,978
Fidelity Asset Manager 85%	11,520,584	-	11,520,584
September 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 78,508,461	$ 37,840,824	$ 116,349,285
Fidelity Asset Manager 30%	6,235,616	2,352,350	8,587,966
Fidelity Asset Manager 40%	4,654,647	1,598,545	6,253,192
Fidelity Asset Manager 50%	127,553,784	-	127,553,784
Fidelity Asset Manager 60%	5,924,871	-	5,924,871
Fidelity Asset Manager 70%	42,399,721	-	42,399,721
Fidelity Asset Manager 85%	10,219,031	-	10,219,031

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 5,823,335	$ 1,819,852
Totals (a)	$ 5,823,335	$ 1,819,852
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 478,383	$ 147,039
Totals (a)	$ 478,383	$ 147,039
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 642,386	$ 174,582
Totals (a)	$ 642,386	$ 174,582
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 7,240,742	$ 3,105,224
Totals (a)	$ 7,240,742	$ 3,105,224
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 849,508	$ 308,274
Totals (a)	$ 849,508	$ 308,274
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 1,322,680	$ 1,147,068
Totals (a)	$ 1,322,680	$ 1,147,068
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 1,447,340	$ 417,879
Totals (a)	$ 1,447,340	$ 417,879

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,173,803,959	1,008,262,146
Fidelity Asset Manager 30%	265,111,684	86,195,170
Fidelity Asset Manager 40%	237,129,311	90,747,951
Fidelity Asset Manager 50%	1,753,447,133	1,416,978,708
Fidelity Asset Manager 60%	390,610,831	164,406,703
Fidelity Asset Manager 70%	771,990,342	631,551,660
Fidelity Asset Manager 85%	482,171,566	229,256,581

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

During the period, FMR paid a portion of the management fees received from each Fund to the Fidelity Central Funds' investment advisers, certain of whom are also affiliates, for managing the assets of the Fidelity Central Funds. Effective December 31, 2012, Geode replaced FMRC as the investment manager for the Fidelity Commodity Strategy Central Fund. FMR no longer pays a portion of the management fees received from each Fund to the investment manager for managing the assets of the Fidelity Commodity Strategy Central Fund.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 116,267	$ 8,929
Class T	.25%	.25%	100,044	1,091
Class B	.75%	.25%	27,254	20,502
Class C	.75%	.25%	241,760	68,583
			$ 485,325	$ 99,105

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 32,584	$ 1,748
Class T	.25%	.25%	34,510	176
Class B	.75%	.25%	10,753	8,335
Class C	.75%	.25%	96,126	33,959
			$ 173,973	$ 44,218
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 40,586	$ 3,781
Class T	.25%	.25%	27,990	325
Class B	.75%	.25%	7,756	5,878
Class C	.75%	.25%	76,035	24,744
			$ 152,367	$ 34,728
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 170,545	$ 8,282
Class T	.25%	.25%	131,356	1,022
Class B	.75%	.25%	38,990	29,739
Class C	.75%	.25%	260,856	75,614
			$ 601,747	$ 114,657
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 102,536	$ 3,999
Class T	.25%	.25%	61,006	437
Class B	.75%	.25%	16,872	12,819
Class C	.75%	.25%	127,581	39,364
			$ 307,995	$ 56,619
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 310,207	$ 7,938
Class T	.25%	.25%	215,764	2,225
Class B	.75%	.25%	67,270	50,878
Class C	.75%	.25%	411,613	56,190
			$ 1,004,854	$ 117,231
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 183,728	$ 2,200
Class T	.25%	.25%	59,166	920
Class B	.75%	.25%	29,635	22,478
Class C	.75%	.25%	189,145	46,086
			$ 461,674	$ 71,684

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 23,794
Class T	6,122
Class B*	4,168
Class C*	11,170
$ 45,254
Fidelity Asset Manager 30%
Class A	$ 14,349
Class T	3,975
Class B*	990
Class C*	4,239
$ 23,553

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 40%	Retained by FDC
Class A	$ 17,186
Class T	3,100
Class B*	753
Class C*	1,814
$ 22,853
Fidelity Asset Manager 50%
Class A	$ 41,647
Class T	9,958
Class B*	8,747
Class C*	6,617
$ 66,969
Fidelity Asset Manager 60%
Class A	$ 36,152
Class T	8,070
Class B*	3,611
Class C*	3,147
$ 50,980
Fidelity Asset Manager 70%
Class A	$ 34,827
Class T	14,148
Class B*	11,104
Class C*	3,611
$ 63,690
Fidelity Asset Manager 85%
Class A	$ 31,121
Class T	6,855
Class B*	3,636
Class C*	3,572
$ 45,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 59,268.13
Class T	30,769.15
Class B	4,786.18
Class C	36,859.15
Asset Manager 20%	4,087,721.09
Institutional Class	39,265.12
	$ 4,258,668
Fidelity Asset Manager 30%
Class A	$ 17,857.14
Class T	10,185.15
Class B	1,900.18
Class C	14,581.15
Asset Manager 30%	369,086.08
Institutional Class	4,392.14
	$ 418,001

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 40%	Amount	% of Average Net Assets
Class A	$ 21,860.13
Class T	8,678.16
Class B	1,501.19
Class C	11,789.16
Asset Manager 40%	340,341.08
Institutional Class	1,423.14
	$ 385,592
Fidelity Asset Manager 50%
Class A	$ 144,029.21
Class T	54,628.21
Class B	8,161.21
Class C	55,430.21
Asset Manager 50%	10,339,638.15
Institutional Class	36,777.19
	$ 10,638,663
Fidelity Asset Manager 60%
Class A	$ 79,551.19
Class T	24,753.20
Class B	4,639.27
Class C	28,323.22
Asset Manager 60%	887,179.13
Institutional Class	18,536.21
	$ 1,042,981
Fidelity Asset Manager 70%
Class A	$ 266,837.22
Class T	95,859.22
Class B	20,065.30
Class C	87,264.21
Asset Manager 70%	4,378,772.15
Institutional Class	61,924.19
	$ 4,910,721
Fidelity Asset Manager 85%
Class A	$ 146,895.20
Class T	29,221.25
Class B	8,312.28
Class C	43,930.23
Asset Manager 85%	1,562,339.17
Institutional Class	22,469.19
	$ 1,813,166

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 16,520,000.43%		$ 195

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,440
Fidelity Asset Manager 30%	1,038
Fidelity Asset Manager 40%	943
Fidelity Asset Manager 50%	16,692
Fidelity Asset Manager 60%	1,663
Fidelity Asset Manager 70%	7,301
Fidelity Asset Manager 85%	2,199

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of each Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary. During the period, this waiver reduced each Fund's management fee as follows:

Fidelity Asset Manager 20%	$ 7,485
Fidelity Asset Manager 30%	633
Fidelity Asset Manager 40%	577
Fidelity Asset Manager 50%	10,800
Fidelity Asset Manager 60%	999
Fidelity Asset Manager 70%	4,636
Fidelity Asset Manager 85%	1,688

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Asset Manager 30%
Class B	1.65%	$ 133
Fidelity Asset Manager 40%
Class B	1.65%	245
Fidelity Asset Manager 60%
Class B	1.85%	704

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 12,362
Fidelity Asset Manager 30%	2,331
Fidelity Asset Manager 40%	1,140
Fidelity Asset Manager 50%	50,459
Fidelity Asset Manager 60%	1,525
Fidelity Asset Manager 70%	27,930
Fidelity Asset Manager 85%	8,890

Annual Report

8. Expense Reductions - continued

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 244,209	$ 1
Fidelity Asset Manager 30%	31,402	11
Fidelity Asset Manager 40%	37,057	8
Fidelity Asset Manager 50%	1,005,119	-
Fidelity Asset Manager 60%	99,784	10
Fidelity Asset Manager 70%	614,077	-
Fidelity Asset Manager 85%	218,891	10

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2013	2012
Fidelity Asset Manager 20%
From net investment income
Class A	$ 479,180	$ 583,118
Class T	153,380	210,407
Class B	7,798	17,047
Class C	73,479	132,811
Asset Manager 20%	63,713,389	68,418,562
Institutional Class	417,892	437,120
Total	$ 64,845,118	$ 69,799,065
From net realized gain
Class A	$ 938,257	$ 483,498
Class T	394,767	220,386
Class B	54,940	36,239
Class C	461,388	238,563
Asset Manager 20%	93,409,011	45,274,181
Institutional Class	621,984	297,353
Total	$ 95,880,347	$ 46,550,220
Fidelity Asset Manager 30%
From net investment income
Class A	$ 135,255	$ 160,177
Class T	53,266	70,810
Class B	3,647	7,802
Class C	36,680	49,900
Asset Manager 30%	6,258,064	5,145,514
Institutional Class	42,424	26,858
Total	$ 6,529,336	$ 5,461,061
From net realized gain
Class A	$ 201,136	$ 129,837
Class T	120,146	63,827
Class B	19,017	12,710
Class C	142,208	70,780
Asset Manager 30%	6,625,598	2,835,713
Institutional Class	38,861	14,038
Total	$ 7,146,966	$ 3,126,905

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2013	2012
Fidelity Asset Manager 40%
From net investment income
Class A	$ 158,417	$ 173,549
Class T	39,541	52,491
Class B	1,513	5,723
Class C	19,828	37,687
Asset Manager 40%	5,081,687	3,962,283
Institutional Class	11,858	11,861
Total	$ 5,312,844	$ 4,243,594
From net realized gain
Class A	$ 184,146	$ 102,783
Class T	63,920	37,753
Class B	10,654	7,868
Class C	88,165	36,489
Asset Manager 40%	4,600,582	1,819,574
Institutional Class	10,612	5,131
Total	$ 4,958,079	$ 2,009,598
Fidelity Asset Manager 50%
From net investment income
Class A	$ 741,245	$ 817,293
Class T	222,996	270,867
Class B	13,979	31,121
Class C	103,090	152,385
Asset Manager 50%	99,187,965	116,058,976
Institutional Class	251,043	187,204
Total	$ 100,520,318	$ 117,517,846
From net realized gain
Class A	$ 56,331	$ 84,098
Class T	20,938	32,684
Class B	3,654	6,752
Class C	21,738	28,966
Asset Manager 50%	6,215,885	9,869,460
Institutional Class	15,422	13,978
Total	$ 6,333,968	$ 10,035,938
Fidelity Asset Manager 60%
From net investment income
Class A	$ 328,716	$ 275,899
Class T	63,101	59,208
Class C	25,403	14,357
Asset Manager 60%	7,048,830	4,467,505
Institutional Class	95,899	77,324
Total	$ 7,561,949	$ 4,894,293
From net realized gain
Class A	$ 413,664	$ 77,818
Class T	117,788	21,710
Class B	17,787	2,990
Class C	118,551	17,548
Asset Manager 60%	6,524,537	893,501
Institutional Class	95,899	17,011
Total	$ 7,288,226	$ 1,030,578

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2013	2012
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,324,356	$ 1,391,891
Class T	339,999	388,992
Class B	3,770	17,307
Class C	146,051	144,084
Asset Manager 70%	39,066,778	36,011,371
Institutional Class	413,566	441,084
Total	$ 41,294,520	$ 38,394,729
From net realized gain
Class A	$ 208,014	$ 179,368
Class T	71,831	66,155
Class B	12,568	15,452
Class C	65,396	53,763
Asset Manager 70%	4,744,953	3,644,875
Institutional Class	51,696	45,379
Total	$ 5,154,458	$ 4,004,992
Fidelity Asset Manager 85%
From net investment income
Class A	$ 676,599	$ 606,515
Class T	72,835	74,608
Class B	3,120	3,490
Class C	49,012	57,406
Asset Manager 85%	9,165,124	8,217,929
Institutional Class	133,186	131,729
Total	$ 10,099,876	$ 9,091,677
From net realized gain
Class A	$ 114,355	$ 89,854
Class T	17,837	14,774
Class B	4,992	4,985
Class C	29,407	23,919
Asset Manager 85%	1,235,747	978,325
Institutional Class	18,370	15,497
Total	$ 1,420,708	$ 1,127,354

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Fidelity Asset Manager 20%
Class A
Shares sold	1,072,310	1,518,992	$ 14,229,542	$ 19,757,344
Reinvestment of distributions	103,451	79,502	1,359,185	1,017,651
Shares redeemed	(1,437,277)	(953,045)	(19,068,299)	(12,398,846)
Net increase (decrease)	(261,516)	645,449	$ (3,479,572)	$ 8,376,149
Class T
Shares sold	503,660	361,373	$ 6,684,808	$ 4,668,325
Reinvestment of distributions	35,623	30,086	467,031	383,804
Shares redeemed	(472,247)	(387,129)	(6,260,470)	(5,025,013)
Net increase (decrease)	67,036	4,330	$ 891,369	$ 27,116
Class B
Shares sold	46,709	16,882	$ 618,923	$ 218,774
Reinvestment of distributions	3,859	3,329	50,446	42,226
Shares redeemed	(51,804)	(57,139)	(685,608)	(742,425)
Net increase (decrease)	(1,236)	(36,928)	$ (16,239)	$ (481,425)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Class C
Shares sold	626,504	624,517	$ 8,291,054	$ 8,082,902
Reinvestment of distributions	35,345	24,852	461,389	315,219
Shares redeemed	(495,012)	(488,533)	(6,542,594)	(6,317,053)
Net increase (decrease)	166,837	160,836	$ 2,209,849	$ 2,081,068
Asset Manager 20%
Shares sold	96,013,989	110,791,537	$ 1,277,520,736	$ 1,443,456,906
Reinvestment of distributions	11,559,495	8,552,147	152,172,535	109,845,938
Shares redeemed	(100,546,326)	(58,464,088)	(1,338,047,432)	(761,608,801)
Net increase (decrease)	7,027,158	60,879,596	$ 91,645,839	$ 791,694,043
Institutional Class
Shares sold	651,514	746,636	$ 8,663,645	$ 9,733,662
Reinvestment of distributions	72,138	52,901	949,473	679,004
Shares redeemed	(543,569)	(354,990)	(7,226,120)	(4,638,626)
Net increase (decrease)	180,083	444,547	$ 2,386,998	$ 5,774,040
Fidelity Asset Manager 30%
Class A
Shares sold	653,584	577,913	$ 6,686,244	$ 5,641,039
Reinvestment of distributions	31,306	27,604	315,241	264,902
Shares redeemed	(363,052)	(442,523)	(3,699,867)	(4,366,332)
Net increase (decrease)	321,838	162,994	$ 3,301,618	$ 1,539,609
Class T
Shares sold	233,362	219,574	$ 2,373,957	$ 2,138,276
Reinvestment of distributions	14,971	11,479	150,319	110,126
Shares redeemed	(215,479)	(107,895)	(2,204,813)	(1,058,642)
Net increase (decrease)	32,854	123,158	$ 319,463	$ 1,189,760
Class B
Shares sold	12,613	11,421	$ 128,712	$ 111,959
Reinvestment of distributions	2,116	2,026	21,172	19,302
Shares redeemed	(21,474)	(18,126)	(218,847)	(175,630)
Net increase (decrease)	(6,745)	(4,679)	$ (68,963)	$ (44,369)
Class C
Shares sold	572,959	355,074	$ 5,839,804	$ 3,473,890
Reinvestment of distributions	17,198	11,921	171,974	113,510
Shares redeemed	(218,996)	(221,287)	(2,229,117)	(2,164,272)
Net increase (decrease)	371,161	145,708	$ 3,782,661	$ 1,423,128
Asset Manager 30%
Shares sold	31,117,234	20,685,013	$ 318,211,749	$ 202,410,648
Reinvestment of distributions	1,251,916	809,968	12,630,820	7,818,534
Shares redeemed	(14,550,386)	(7,843,603)	(148,859,342)	(76,942,998)
Net increase (decrease)	17,818,764	13,651,378	$ 181,983,227	$ 133,286,184
Institutional Class
Shares sold	328,145	102,207	$ 3,369,248	$ 1,006,073
Reinvestment of distributions	7,390	3,823	74,686	36,969
Shares redeemed	(95,257)	(29,306)	(981,606)	(289,223)
Net increase (decrease)	240,278	76,724	$ 2,462,328	$ 753,819
Fidelity Asset Manager 40%
Class A
Shares sold	732,687	461,185	$ 7,536,895	$ 4,475,378
Reinvestment of distributions	33,419	28,704	335,702	269,281
Shares redeemed	(650,778)	(232,222)	(6,748,346)	(2,244,087)
Net increase (decrease)	115,328	257,667	$ 1,124,251	$ 2,500,572
Class T
Shares sold	325,545	180,735	$ 3,361,131	$ 1,751,259
Reinvestment of distributions	9,741	9,025	97,523	84,442
Shares redeemed	(156,208)	(126,362)	(1,602,375)	(1,223,908)
Net increase (decrease)	179,078	63,398	$ 1,856,279	$ 611,793

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Class B
Shares sold	16,536	3,589	$ 171,081	$ 34,352
Reinvestment of distributions	1,106	1,316	11,045	12,262
Shares redeemed	(27,889)	(15,728)	(286,480)	(151,847)
Net increase (decrease)	(10,247)	(10,823)	$ (104,354)	$ (105,233)
Class C
Shares sold	336,075	370,485	$ 3,473,006	$ 3,620,785
Reinvestment of distributions	10,381	7,481	103,548	69,947
Shares redeemed	(149,612)	(131,163)	(1,532,971)	(1,265,422)
Net increase (decrease)	196,844	246,803	$ 2,043,583	$ 2,425,310
Asset Manager 40%
Shares sold	24,119,194	22,082,156	$ 247,892,288	$ 213,417,875
Reinvestment of distributions	941,992	595,004	9,473,812	5,611,636
Shares redeemed	(11,163,945)	(6,151,917)	(114,965,823)	(59,591,209)
Net increase (decrease)	13,897,241	16,525,243	$ 142,400,277	$ 159,438,302
Institutional Class
Shares sold	70,452	47,234	$ 729,401	$ 463,860
Reinvestment of distributions	1,870	1,389	18,813	13,067
Shares redeemed	(50,222)	(22,058)	(520,470)	(213,682)
Net increase (decrease)	22,100	26,565	$ 227,744	$ 263,245
Fidelity Asset Manager 50%
Class A
Shares sold	1,449,019	1,187,775	$ 24,581,030	$ 18,468,869
Reinvestment of distributions	45,191	56,747	752,382	857,626
Shares redeemed	(1,095,633)	(811,485)	(18,586,263)	(12,657,721)
Net increase (decrease)	398,577	433,037	$ 6,747,149	$ 6,668,774
Class T
Shares sold	663,909	386,790	$ 11,208,621	$ 6,039,566
Reinvestment of distributions	13,977	18,419	232,652	278,056
Shares redeemed	(431,674)	(393,734)	(7,344,423)	(6,143,199)
Net increase (decrease)	246,212	11,475	$ 4,096,850	$ 174,423
Class B
Shares sold	18,595	22,355	$ 317,435	$ 344,462
Reinvestment of distributions	832	1,905	13,783	28,524
Shares redeemed	(57,076)	(53,392)	(958,706)	(828,947)
Net increase (decrease)	(37,649)	(29,132)	$ (627,488)	$ (455,961)
Class C
Shares sold	740,412	422,627	$ 12,534,043	$ 6,556,946
Reinvestment of distributions	6,106	9,375	101,096	140,582
Shares redeemed	(324,505)	(295,440)	(5,513,484)	(4,562,022)
Net increase (decrease)	422,013	136,562	$ 7,121,655	$ 2,135,506
Asset Manager 50%
Shares sold	52,511,533	59,240,193	$ 892,040,605	$ 917,159,365
Reinvestment of distributions	6,122,585	8,031,099	102,124,495	121,763,329
Shares redeemed	(61,301,083)	(56,779,363)	(1,040,806,221)	(885,967,433)
Net increase (decrease)	(2,666,965)	10,491,929	$ (46,641,121)	$ 152,955,261
Institutional Class
Shares sold	607,378	753,749	$ 10,245,736	$ 11,827,227
Reinvestment of distributions	14,565	12,561	242,976	191,717
Shares redeemed	(317,709)	(373,724)	(5,403,875)	(5,805,459)
Net increase (decrease)	304,234	392,586	$ 5,084,837	$ 6,213,485

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Fidelity Asset Manager 60%
Class A
Shares sold	1,450,767	913,908	$ 15,389,690	$ 8,803,044
Reinvestment of distributions	73,353	38,621	732,795	346,427
Shares redeemed	(1,442,772)	(788,357)	(15,452,485)	(7,563,106)
Net increase (decrease)	81,348	164,172	$ 670,000	$ 1,586,365
Class T
Shares sold	354,359	447,916	$ 3,751,085	$ 4,292,853
Reinvestment of distributions	17,437	8,853	173,843	79,237
Shares redeemed	(270,534)	(254,362)	(2,824,279)	(2,454,557)
Net increase (decrease)	101,262	202,407	$ 1,100,649	$ 1,917,533
Class B
Shares sold	32,445	19,289	$ 344,999	$ 185,299
Reinvestment of distributions	1,682	318	16,834	2,853
Shares redeemed	(48,869)	(57,869)	(511,923)	(548,074)
Net increase (decrease)	(14,742)	(38,262)	$ (150,090)	$ (359,922)
Class C
Shares sold	863,812	382,232	$ 9,144,225	$ 3,652,829
Reinvestment of distributions	13,615	3,383	135,192	30,208
Shares redeemed	(224,211)	(171,714)	(2,344,110)	(1,630,359)
Net increase (decrease)	653,216	213,901	$ 6,935,307	$ 2,052,678
Asset Manager 60%
Shares sold	34,839,686	39,444,451	$ 366,719,567	$ 375,984,511
Reinvestment of distributions	1,340,899	588,365	13,422,397	5,289,399
Shares redeemed	(15,008,590)	(13,505,874)	(159,263,852)	(131,208,669)
Net increase (decrease)	21,171,995	26,526,942	$ 220,878,112	$ 250,065,241
Institutional Class
Shares sold	160,584	397,418	$ 1,703,978	$ 3,874,714
Reinvestment of distributions	18,042	10,368	180,782	93,209
Shares redeemed	(295,925)	(379,108)	(3,146,348)	(3,675,939)
Net increase (decrease)	(117,299)	28,678	$ (1,261,588)	$ 291,984
Fidelity Asset Manager 70%
Class A
Shares sold	1,287,419	1,132,191	$ 23,452,490	$ 18,409,073
Reinvestment of distributions	83,843	97,648	1,438,739	1,475,462
Shares redeemed	(1,797,709)	(1,591,472)	(32,849,347)	(26,014,266)
Net increase (decrease)	(426,447)	(361,633)	$ (7,958,118)	$ (6,129,731)
Class T
Shares sold	339,651	371,849	$ 6,181,137	$ 6,048,158
Reinvestment of distributions	22,597	29,030	388,219	438,926
Shares redeemed	(582,162)	(635,594)	(10,591,002)	(10,270,953)
Net increase (decrease)	(219,914)	(234,715)	$ (4,021,646)	$ (3,783,869)
Class B
Shares sold	13,127	10,786	$ 236,917	$ 178,448
Reinvestment of distributions	859	1,945	14,844	29,519
Shares redeemed	(188,800)	(204,593)	(3,433,038)	(3,340,584)
Net increase (decrease)	(174,814)	(191,862)	$ (3,181,277)	$ (3,132,617)
Class C
Shares sold	431,551	414,913	$ 7,910,563	$ 6,780,955
Reinvestment of distributions	11,078	11,566	190,092	174,761
Shares redeemed	(275,792)	(404,942)	(4,970,010)	(6,546,101)
Net increase (decrease)	166,837	21,537	$ 3,130,645	$ 409,615
Asset Manager 70%
Shares sold	28,246,048	38,962,553	$ 516,657,613	$ 623,672,627
Reinvestment of distributions	2,510,724	2,576,388	43,109,127	38,929,219
Shares redeemed	(23,977,212)	(25,205,153)	(436,891,308)	(409,297,914)
Net increase (decrease)	6,779,560	16,333,788	$ 122,875,432	$ 253,303,932

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012	2013	2012
Institutional Class
Shares sold	531,511	410,441	$ 9,726,788	$ 6,792,107
Reinvestment of distributions	26,717	28,506	459,001	431,017
Shares redeemed	(682,888)	(494,273)	(12,618,227)	(7,971,605)
Net increase (decrease)	(124,660)	(55,326)	$ (2,432,438)	$ (748,481)
Fidelity Asset Manager 85%
Class A
Shares sold	1,422,130	1,137,688	$ 21,562,311	$ 14,901,786
Reinvestment of distributions	55,905	57,009	777,639	684,104
Shares redeemed	(1,131,712)	(862,594)	(17,144,798)	(11,362,295)
Net increase (decrease)	346,323	332,103	$ 5,195,152	$ 4,223,595
Class T
Shares sold	255,386	204,577	$ 3,800,849	$ 2,672,679
Reinvestment of distributions	6,408	7,374	89,010	88,345
Shares redeemed	(186,981)	(182,949)	(2,769,038)	(2,385,870)
Net increase (decrease)	74,813	29,002	$ 1,120,821	$ 375,154
Class B
Shares sold	10,516	7,122	$ 158,919	$ 93,038
Reinvestment of distributions	539	643	7,499	7,723
Shares redeemed	(37,423)	(44,228)	(551,324)	(582,548)
Net increase (decrease)	(26,368)	(36,463)	$ (384,906)	$ (481,787)
Class C
Shares sold	379,470	393,021	$ 5,643,922	$ 5,109,265
Reinvestment of distributions	5,384	6,384	74,359	76,102
Shares redeemed	(282,321)	(319,988)	(4,132,142)	(4,129,934)
Net increase (decrease)	102,533	79,417	$ 1,586,139	$ 1,055,433
Asset Manager 85%
Shares sold	28,559,921	12,524,715	$ 423,445,322	$ 164,242,667
Reinvestment of distributions	731,320	747,592	10,238,478	9,030,913
Shares redeemed	(12,632,337)	(10,927,056)	(191,882,465)	(144,182,077)
Net increase (decrease)	16,658,904	2,345,251	$ 241,801,335	$ 29,091,503
Institutional Class
Shares sold	281,737	350,864	$ 4,299,430	$ 4,659,274
Reinvestment of distributions	10,653	11,945	148,714	143,941
Shares redeemed	(257,406)	(339,482)	(3,921,796)	(4,536,594)
Net increase (decrease)	34,984	23,327	$ 526,348	$ 266,621

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	28%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011- present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 79,689,179
Asset Manager 30%	$ 9,071,693
Asset Manager 40%	$ 10,600,334
Asset Manager 50%	$ 260,654,815
Asset Manager 60%	$ 26,981,834
Asset Manager 85%	$ 13,024,606

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	5.61%
Asset Manager 30%	5.08%
Asset Manager 40%	4.32%
Asset Manager 50%	3.73%
Asset Manager 60%	3.14%
Asset Manager 70%	2.13%
Asset Manager 85%	0.97%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2013 to September 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 43,199,526
Asset Manager 30%	$ 5,212,315
Asset Manager 40%	$ 2,846,704
Asset Manager 50%	$ 50,472,647

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Institutional Class
Asset Manager 20%
December 2012	5%
February 2013	16%
March 2013	16%
April 2013	16%
May 2013	16%
June 2013	16%
July 2013	17%
August 2013	17%
September 2013	17%
Institutional Class
Asset Manager 30%
December 2012	9%
February 2013	23%
March 2013	20%
April 2013	20%
May 2013	20%
June 2013	21%
July 2013	20%
August 2013	20%
September 2013	20%

Institutional Class
Asset Manager 40%
December 2012	15%
April 2013	45%
July 2013	43%

Institutional Class
Asset Manager 50%
December 2012	29%
April 2013	48%
July 2013	47%

Institutional Class
Asset Manager 60%
December 2012	37%

Institutional Class
Asset Manager 70%
December 2012	40%

Institutional Class
Asset Manager 85%
December 2012	53%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Asset Manager 20%
December 2012	6%
February 2013	27%
March 2013	27%
April 2013	27%
May 2013	27%
June 2013	27%
July 2013	29%
August 2013	28%
September 2013	28%
Institutional Class
Asset Manager 30%
December 2012	11%
February 2013	40%
March 2013	35%
April 2013	35%
May 2013	35%
June 2013	38%
July 2013	35%
August 2013	35%
September 2013	35%

Institutional Class
Asset Manager 40%
December 2012	20%
April 2013	82%
July 2013	79%

Institutional Class
Asset Manager 50%
December 2012	38%
April 2013	87%
July 2013	86%

Institutional Class
Asset Manager 60%
December 2012	61%

Institutional Class
Asset Manager 70%
December 2012	67%

Institutional Class
Asset Manager 85%
December 2012	89%

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisors), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 50% ranked below its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2012 and the total expense ratio of Class T ranked equal to its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class B, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2012, the total expense ratio of Class C ranked equal to its competitive median for 2012, and the total expense ratio of Class T ranked above its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each of Fidelity Asset Manager 70% and Fidelity Asset Manager 85% ranked below its competitive median for 2012 and the total expense ratio of each of Class T and Class B of each of Fidelity Asset Manager 70% and Fidelity Asset Manager 85% ranked above its competitive median for 2012.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Fidelity®

Series Broad Market Opportunities

Fund

Annual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity ® Series Broad Market Opportunities Fund	23.39%	12.20%	5.70%

A From August 21, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Broad Market Opportunities Fund on August 21, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as major equity benchmarks ripped through records during the 12 months ending September 30, 2013, despite bouts of volatility at either end of the period. Strong advances were fueled by a generally improving global economy and accommodative monetary policies worldwide. The trend was positive for much of the period, based largely on strengthening U.S. economic data. The broad-based S&P 500® Index set a series of new highs in rising 19.34% for the 12 months, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to a 15.59% gain. The growth-oriented Nasdaq Composite Index® had an even stronger run, advancing 22.77%. Early in the period, stocks slipped on investor anxiety over the impending U.S. presidential election and federal debt-ceiling deadline. Although equities rebounded in the new year and steadily increased through late May, news that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stock markets in flux for the remainder of the period. The Fed eventually put aside an imminent tapering, but markets turned skittish over a possible military strike in Syria and a U.S. budget impasse that threatened to shut down the government. Elsewhere, non-U.S. developed-markets equities continued their rebound, with the MSCI® EAFE® Index adding 23.91%.

Comments from Geoff Stein and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Series Broad Market Opportunities Fund: For the year, the fund rose 23.39%, outpacing the 21.44% gain of the Dow Jones U.S. Total Stock Market IndexSM. Relative to the benchmark, nine out of 10 underlying equity sector central funds beat their respective components of the benchmark. Benefiting from strong stock selection, the biggest sector contributors were information technology, health care, energy, financials and telecommunication services. Collectively, the technology, health care, energy and financials central funds accounted for 56% of the portfolio during the period. So, the outperformance of these sizable constituents drove the fund's overall relative performance. On the downside, holding a modest cash stake in a rising market hampered the fund's relative return, as did positioning within consumer discretionary. The top individual contributors were underweightings in large index components that underperformed, including technology heavyweights IBM and Apple and integrated oil giant Exxon Mobil. The biggest detractors were electronic-payment equipment provider VeriFone Systems and an early underweighting in diversified financial services company Bank of America. During the period, we sold IBM, sold most of our VeriFone investment, and significantly increased our position in Bank of America to an overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Actual	1.00%	$ 1,000.00	$ 1,117.40	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.7	1.6
General Electric Co.	1.3	1.5
British American Tobacco PLC sponsored ADR	1.3	1.3
Exxon Mobil Corp.	1.1	1.0
The Coca-Cola Co.	1.1	1.1
Procter & Gamble Co.	1.0	1.2
Bank of America Corp.	0.9	0.9
JPMorgan Chase & Co.	0.9	0.3
Citigroup, Inc.	0.9	0.9
Gilead Sciences, Inc.	0.9	0.9
	11.1
Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Stocks 99.0%	Stocks 97.4%
Convertible Securities 0.2%	Convertible Securities 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.6%

At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 15.0% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments September 30, 2013

Showing Percentage of Net Assets

Equity Central Funds - 100.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	4,721	$ 926,450
Fidelity Consumer Staples Central Fund (a)	3,622	656,643
Fidelity Energy Central Fund (a)	4,699	680,945
Fidelity Financials Central Fund (a)	18,963	1,381,437
Fidelity Health Care Central Fund (a)	4,267	949,022
Fidelity Industrials Central Fund (a)	4,180	828,678
Fidelity Information Technology Central Fund (a)	5,951	1,324,236
Fidelity Materials Central Fund (a)	1,410	292,094
Fidelity Telecom Services Central Fund (a)	1,218	189,932
Fidelity Utilities Central Fund (a)	2,252	293,752
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,268,762)		7,523,189
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(23,371)
NET ASSETS - 100%		$ 7,499,818
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 8,464
Fidelity Consumer Staples Central Fund	15,466
Fidelity Energy Central Fund	9,908
Fidelity Financials Central Fund	22,870
Fidelity Health Care Central Fund	6,843
Fidelity Industrials Central Fund	11,907
Fidelity Information Technology Central Fund	9,114
Fidelity Materials Central Fund	4,106
Fidelity Telecom Services Central Fund	4,864
Fidelity Utilities Central Fund	7,088
Total	$ 100,630
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 594,178	$ 322,300	$ 188,172	$ 926,450	0.1%
Fidelity Consumer Staples Central Fund	491,800	366,226	264,583	656,643	0.1%
Fidelity Energy Central Fund	548,133	237,953	205,417	680,945	0.1%
Fidelity Financials Central Fund	907,121	595,991	359,827	1,381,437	0.1%
Fidelity Health Care Central Fund	602,919	289,660	187,365	949,022	0.1%
Fidelity Industrials Central Fund	526,351	247,902	123,300	828,678	0.1%
Fidelity Information Technology Central Fund	974,269	431,861	263,175	1,324,236	0.1%
Fidelity Materials Central Fund	194,345	89,797	25,711	292,094	0.1%
Fidelity Telecom Services Central Fund	143,813	62,846	36,534	189,932	0.1%
Fidelity Utilities Central Fund	180,069	136,691	48,672	293,752	0.1%
Total	$ 5,162,998	$ 2,781,227	$ 1,702,756	$ 7,523,189
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.0%
United Kingdom	2.6%
Canada	1.4%
Switzerland	1.3%
Japan	1.1%
Bermuda	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Total Investments (cost $6,268,762)		$ 7,523,189
Cash		4
Receivable for investments sold		3,447
Receivable for fund shares sold		9,769
Receivable from investment adviser for expense reductions		799
Other receivables		174
Total assets		7,537,382

Liabilities
Payable for investments purchased	$ 9,582
Payable for fund shares redeemed	443
Accrued management fee	3,398
Audit fees payable	20,723
Custody fees payable	2,512
Other affiliated payables	906
Total liabilities		37,564

Net Assets		$ 7,499,818
Net Assets consist of:
Paid in capital		$ 6,173,497
Undistributed net investment income		28,474
Accumulated undistributed net realized gain (loss) on investments		43,420
Net unrealized appreciation (depreciation) on investments		1,254,427
Net Assets, for 551,250 shares outstanding		$ 7,499,818
Net Asset Value, offering price and redemption price per share ($7,499,818 ÷ 551,250 shares)		$ 13.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2013

Investment Income
Income from Fidelity Central Funds		$ 100,630

Expenses
Management fee	$ 34,025
Transfer agent fees	7,954
Accounting fees and expenses	2,386
Custodian fees and expenses	11,098
Independent trustees' compensation	22
Audit	30,182
Legal	17
Miscellaneous	37
Total expenses before reductions	85,721
Expense reductions	(25,806)	59,915
Net investment income (loss)		40,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		446,778
Change in net unrealized appreciation (depreciation) on investment securities		834,942
Net gain (loss)		1,281,720
Net increase (decrease) in net assets resulting from operations		$ 1,322,435

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,715	$ 27,582
Net realized gain (loss)	446,778	52,000
Change in net unrealized appreciation (depreciation)	834,942	1,012,104
Net increase (decrease) in net assets resulting from operations	1,322,435	1,091,686
Distributions to shareholders from net investment income	(33,770)	(16,269)
Distributions to shareholders from net realized gain	(4,894)	(1,587)
Total distributions	(38,664)	(17,856)
Share transactions Proceeds from sales of shares	3,253,769	2,318,826
Reinvestment of distributions	38,664	17,856
Cost of shares redeemed	(2,207,762)	(1,803,080)
Net increase (decrease) in net assets resulting from share transactions	1,084,671	533,602
Total increase (decrease) in net assets	2,368,442	1,607,432

Net Assets
Beginning of period	5,131,376	3,523,944
End of period (including undistributed net investment income of $28,474 and undistributed net investment income of $21,090, respectively)	$ 7,499,818	$ 5,131,376
Other Information Shares
Sold	264,963	226,331
Issued in reinvestment of distributions	3,531	1,943
Redeemed	(179,104)	(173,754)
Net increase (decrease)	89,390	54,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.65	$ 8.95	$ 8.04	$ 7.87
Income from Investment Operations
Net investment income (loss) B	.08	.07	.03	.03	.05
Net realized and unrealized gain (loss)	2.50	2.44	(.28)	.93	.16
Total from investment operations	2.58	2.51	(.25)	.96	.21
Distributions from net investment income	(.07)	(.04)	(.04)	(.04)	(.04)
Distributions from net realized gain	(.01)	- F	(.01)	(.01)	-
Total distributions	(.08)	(.05) G	(.05)	(.05)	(.04)
Net asset value, end of period	$ 13.61	$ 11.11	$ 8.65	$ 8.95	$ 8.04
Total Return A	23.39%	29.07%	(2.91)%	11.92%	2.78%
Ratios to Average Net Assets C, E
Expenses before reductions	1.40%	1.87%	1.92%	2.18%	2.64%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98%	.98%	.98%	.98%	.99%
Net investment income (loss)	.66%	.64%	.34%	.38%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,500	$ 5,131	$ 3,524	$ 3,736	$ 3,130
Portfolio turnover rate D	28%	36%	39%	38%	54%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio *
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,428,416
Gross unrealized depreciation	(87,284)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,341,132

Tax Cost	$ 6,182,057

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,474
Capital loss carryforward	$ (43,096)
Net unrealized appreciation (depreciation)	$ 1,341,132

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (43,096)

The tax character of distributions paid was as follows:

	September 30, 2013	September 30, 2012
Ordinary Income	$ 38,664	$ 17,856

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $2,781,227 and $1,702,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $24,415.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,391 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (a fund of Fidelity Charles Street Trust) at September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Broad Market Opportunities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January and May 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Series Broad Market Opportunities Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio was above the competitive median primarily because of its relatively higher other expenses due to its small fund size.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BMO-ANN-1113
1.848237.106

Item 2. Code of Ethics

As of the end of the period, September 30, 2013, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 30%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 40%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 50%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 60%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 70%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 85%	$23,000	$-	$4,700	$500

September 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 30%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 40%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 50%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 60%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 70%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 85%	$23,000	$-	$4,600	$400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Series Broad Market Opportunities Fund (the "Fund"):

Services Billed by PwC

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$25,000	$-	$4,600	$-

September 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$34,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2013A	September 30, 2012A
Audit-Related Fees	$1,115,000	$615,000
Tax Fees	$-	$-
All Other Fees	$705,000	$1,130,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2013A	September 30, 2012A
Audit-Related Fees	$6,910,000	$3,985,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2013 A	September 30, 2012 A
PwC	$7,770,000	$5,145,000
Deloitte Entities	$1,965,000	$1,820,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 26, 2013